As filed with the Securities and Exchange Commission on August 25, 2017

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22378

DoubleLine Funds Trust

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Ronald R. Redell

DoubleLine Funds Trust

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for service)

(213) 633-8200

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2018

Date of reporting period: June 30, 2017

Item 1. Schedule of Investments.

DoubleLine Total Return Bond Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 3.0%
3,985,804	AMPLIT Trust, Series 2015-A-A	5.00%	^	09/15/2021	4,002,321
22,366,088	Arcadia Receivables Credit Trust, Series 2017-1-A	3.25%	^	06/15/2023	22,455,483
657,428	AVANT Loans Funding Trust, Series 2015-A-A	4.00%	^	08/16/2021	658,687
750,472	AVANT Loans Funding Trust, Series 2016-B-A	3.92%	^	08/15/2019	751,054
1,191,880	AVANT Loans Funding Trust, Series 2016-C-A	2.96%	^	09/16/2019	1,192,437
7,006,387	CAN Capital Funding LLC, Series 2012-1A-B1	3.12%	^	04/15/2020	6,968,461
35,253,900	Castlelake Aircraft Securitization Trust, Series 2015-1A-A	4.70%	^	12/15/2040	35,839,291
45,194,089	Castlelake Aircraft Securitization Trust, Series 2016-1-A	4.45%		08/15/2041	45,101,893
12,585,326	Citi Held For Asset Issuance, Series 2015-PM1-B	2.93%	^	12/15/2021	12,593,570
10,500,000	Citi Held For Asset Issuance, Series 2015-PM1-C	5.01%	^	12/15/2021	10,610,229
37,516,215	Citi Held For Asset Issuance, Series 2015-PM2-B	4.00%	^	03/15/2022	37,854,514
30,000,000	Citi Held For Asset Issuance, Series 2015-PM2-C	5.96%	^	03/15/2022	30,605,205
287,131	Citi Held For Asset Issuance, Series 2015-PM3-A	2.56%	^	05/16/2022	287,171
11,783,435	Citi Held For Asset Issuance, Series 2016-MF1-A	4.48%	^	08/15/2022	11,934,632
14,675,536	Citi Held For Asset Issuance, Series 2016-PM1-A	4.65%	^	04/15/2025	14,837,248
88,500,000	Coinstar Funding LLC, Series 2017-1A-A2	5.22%	^	04/25/2047	90,064,698
36,341,057	Colony American Finance Ltd., Series 2016-1-A	2.54%	^	06/15/2048	36,150,121
8,389,196	Colony American Homes, Series 2014-2A-E	4.42%	#^	07/17/2031	8,463,914
13,874,920	Commonbond Student Loan Trust, Series 2015-A-A1	3.20%	^	06/25/2032	13,961,685
19,757,417	Commonbond Student Loan Trust, Series 2016-A-A1	3.32%	^	05/25/2040	19,740,305
31,574,584	Consumer Installment Loan Trust, Series 2016-LD1-A	3.96%	^	07/15/2022	31,820,203
53,273,750	DB Master Finance LLC, Series 2015-1A-A2I	3.26%	^	02/20/2045	53,710,110
30,791,250	DB Master Finance LLC, Series 2015-1A-A2II	3.98%	^	02/20/2045	31,620,735
53,882,585	Eaglewood Consumer Loan Trust, Series 2014-1-A	3.50%	^¥	10/15/2019	53,798,204
18,570,446	Earnest Student Loan Program LLC, Series 2016-B-A2	3.02%	^	05/25/2034	18,726,085
24,652,606	Earnest Student Loan Program LLC, Series 2016-D-A2	2.72%	^	01/25/2041	24,721,056
72,390,104	ECAF Ltd., Series 2015-1A-A2	4.95%	^	06/15/2040	71,664,393
8,231,984	Element Rail Leasing LLC, Series 2016-1A-A1	3.97%	^	03/19/2046	8,328,823
9,778,000	Falcon Aerospace Ltd., Series 2017-1-A	4.58%	^	02/15/2042	9,957,201
14,131,945	Foundation Finance Trust, Series 2016-1A-A	3.96%	^	06/15/2035	14,266,637
12,054,661	HERO Funding Trust, Series 2016-3A-A2	3.91%	^	09/20/2042	12,470,837
28,243,279	HERO Funding Trust, Series 2016-4A-A2	4.29%	^	09/20/2047	30,157,242
63,800,000	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85%	^	07/30/2047	64,119,000
7,317,963	L2L Education Loan Trust, Series 2006-1A-B	1.49%	#^	10/15/2028	6,478,402
97,395,833	Labrador Aviation Finance Ltd., Series 2016-A-1	4.30%	^	01/15/2042	96,936,222
7,132,377	LendingClub Issuance Trust, Series 2016-NP1-A	3.75%	^	06/15/2022	7,184,096
1,104,737	LendingClub Issuance Trust, Series 2016-NP2-A	3.00%	^	01/17/2023	1,108,402
23,000,000	Mariner Finance Issuance Trust, Series 2017-AA-A	3.62%	^	02/20/2029	23,207,662
58,709	MarketPlace Loan Trust, Series 2015-AV1-A	4.00%	^	09/15/2021	58,858
8,623,481	MarketPlace Loan Trust, Series 2015-AV2-A	4.00%	^	10/15/2021	8,683,543
11,149,666	MarketPlace Loan Trust, Series 2015-CB1-A	4.00%	^	07/15/2021	11,139,129
17,250,315	MarketPlace Loan Trust, Series 2015-LD1-A	4.00%	^	12/15/2021	17,117,724
25,571,449	MarketPlace Loan Trust, Series 2016-LD1-A	5.25%	^	03/15/2022	25,862,656
26,000,000	Marlette Funding Trust, Series 2017-2A-A	2.39%	^	07/15/2024	26,064,163
28,802,195	OneMain Direct Auto Receivables Trust, Series 2016-1A-A	2.04%	^	01/15/2021	28,838,020
4,447,246	OneMain Financial Issuance Trust, Series 2014-1A-A	2.43%	^	06/18/2024	4,449,087
14,013,643	OneMain Financial Issuance Trust, Series 2015-2A-A	2.57%	^	07/18/2025	14,047,169
90,000,000	OneMain Financial Issuance Trust, Series 2016-2A-A	4.10%	^	03/20/2028	91,921,788
17,000,000	Oportun Funding LLC, Series 2016-B-A	3.69%	^	07/08/2021	17,175,834
25,000,000	Oxford Finance Funding LLC, Series 2016-1A-A	3.97%	^	06/17/2024	24,819,835
4,000,000	Progress Residential Trust, Series 2016-SFR2-D	3.67%	#^	01/17/2034	4,098,435
10,471,858	RCO Trust, Series 2016-SFR-1	4.50%	#^	11/25/2051	10,489,912
34,315,846	RCO Trust, Series 2016-SFR1-A	3.75%	#^	11/25/2051	34,782,267
46,294,496	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75%	^	10/15/2042	47,495,422
4,514,187	SoFi Consumer Loan Program LLC, Series 2016-1-A	3.26%	^	08/25/2025	4,592,475
14,345,480	SoFi Consumer Loan Program Trust, Series 2016-2-A	3.09%	^	10/27/2025	14,482,736
46,017,976	SoFi Consumer Loan Program Trust, Series 2017-2-A	3.28%	^	02/25/2026	46,632,307
19,817,263	SoFi Professional Loan Program, Series 2016-A-A2	2.76%	^	12/26/2036	20,023,644
95,746,019	SpringCastle America Funding LLC, Series 2016-AA-A	3.05%	^	04/25/2029	96,430,124
14,000,000	Springleaf Funding Trust, Series 2016-AA-A	2.90%	^	11/15/2029	14,075,015
71,750,000	Springleaf Funding Trust, Series 2017-AA-A	2.68%	^	07/15/2030	71,772,458
5,093,245	Spruce Asset Backed Securities Trust, Series 2016-E1-A	4.32%	^	06/15/2028	5,055,463
5,351,500	TAL Advantage LLC, Series 2013-2A-A	3.55%	^	11/20/2038	5,349,619
5,372,543	Textainer Marine Containers Ltd., Series 2017-1A-A	3.72%	^	05/20/2042	5,422,796

Total Asset Backed Obligations (Cost $1,599,437,256)					1,615,228,708

Collateralized Loan Obligations - 4.3%
20,000,000	Adams Mill Ltd., Series 2014-1A-A1	2.64%	#^	07/15/2026	20,087,448
10,000,000	Adams Mill Ltd., Series 2014-1A-C1	4.16%	#^	07/15/2026	10,037,117
10,000,000	Adams Mill Ltd., Series 2014-1A-C1R	0.00%	#^	07/15/2026	10,000,000
20,000,000	ALM LLC, Series 2014-14A-A1R	2.32%	#^	07/28/2026	20,055,278
25,000,000	ALM LLC, Series 2016-19A-A1	2.71%	#^	07/15/2028	25,200,329
20,000,000	Anchorage Capital Ltd., Series 2014-5A-AR	2.31%	#^	10/15/2026	20,024,091
43,900,000	Apidos Ltd., Series 2013-16A-A1R	2.19%	#^	01/19/2025	43,880,847
23,000,000	Apidos Ltd., Series 2015-20A-A1R	2.49%	#^	01/16/2027	23,068,360
25,000,000	ARES Ltd., Series 2013-1A-B	2.91%	#^	04/15/2025	25,092,713
6,500,000	ARES Ltd., Series 2013-1A-D	4.91%	#^	04/15/2025	6,525,800
75,000,000	Arrowpoint Ltd., Series 2013-1A-A1R	2.53%	#^	11/15/2028	75,496,284
3,950,000	Avery Point Ltd., Series 2013-2A-D	4.61%	#^	07/17/2025	3,930,754
31,500,000	Babson Ltd., Series 2014-3A-AR	2.48%	#^	01/15/2026	31,626,213
4,500,000	Babson Ltd., Series 2014-3A-D2	5.39%	#^	01/15/2026	4,523,043
3,750,000	Babson Ltd., Series 2014-IIA-D	4.76%	#^	10/17/2026	3,757,465
75,000,000	BlueMountain Ltd., Series 2012-2A-AR	2.59%	#^	11/20/2028	75,310,976
33,150,000	BlueMountain Ltd., Series 2013-1A-A1R	2.56%	#^	01/20/2029	33,504,088
58,250,000	BlueMountain Ltd., Series 2015-3A-A1	2.64%	#^	10/20/2027	58,476,667
34,500,000	BlueMountain Ltd., Series 2015-4A-B	3.41%	#^	01/20/2027	34,752,771
9,250,000	BlueMountain Ltd., Series 2015-4A-C	4.36%	#^	01/20/2027	9,339,510
8,750,000	BlueMountain Ltd., Series 2015-4A-D1	5.76%	#^	01/20/2027	8,831,166
22,500,000	BlueMountain Ltd., Series 2016-2A-A2	3.17%	#^	08/20/2028	22,566,906
17,000,000	Brookside Mill Ltd., Series 2013-1A-C1	3.86%	#^	04/17/2025	16,908,664
1,000,000	Canyon Capital Ltd., Series 2014-1A-B	3.82%	#^	04/30/2025	1,000,929
20,000,000	Carlyle Global Market Strategies Ltd., Series 2015-5A-A1A	2.71%	#^	01/20/2028	20,286,114
8,000,000	Carlyle Global Market Strategies Ltd., Series 2015-5A-A2A	3.41%	#^	01/20/2028	8,076,633
4,000,000	Carlyle Global Market Strategies Ltd., Series 2015-5A-B2	4.41%	#^	01/20/2028	4,034,947
47,000,000	Catamaran Ltd., Series 2015-1A-A	2.70%	#^	04/22/2027	47,357,282
8,500,000	Catamaran Ltd., Series 2015-1A-B	3.35%	#^	04/22/2027	8,520,548
22,000,000	Cathedral Lake Ltd., Series 2013-1A-A1R	2.56%	#^	01/15/2026	22,054,828
43,000,000	Cathedral Lake Ltd., Series 2016-4A-A	2.81%	#^	10/20/2028	43,261,619
1,248,681	Cent Ltd., Series 2007-14A-A1	1.40%	#^	04/15/2021	1,242,323
18,320,987	Cent Ltd., Series 2007-14A-A2A	1.39%	#^	04/15/2021	18,274,015
11,000,000	Cent Ltd., Series 2014-21A-A1AR	2.38%	#^	07/27/2026	11,009,657
7,250,000	Cent Ltd., Series 2014-22A-C	4.93%	#^	11/07/2026	7,250,019
2,134,004	Crown Point Ltd., Series 2012-1A-A1LB	2.67%	#^	11/21/2022	2,140,622
6,750,000	Flatiron Ltd., Series 2014-1A-C	4.46%	#^	07/17/2026	6,640,248
8,547,964	Fortress Credit Ltd., Series 2013-1A-A	2.34%	#^	01/19/2025	8,559,732
10,000,000	Fortress Credit Ltd., Series 2013-1A-B	3.06%	#^	01/19/2025	10,015,044
30,500,000	Galaxy Ltd., Series 2013-15A-A	2.41%	#^	04/15/2025	30,570,492
15,000,000	Galaxy Ltd., Series 2013-15A-B	3.01%	#^	04/15/2025	15,041,054
13,100,000	Galaxy Ltd., Series 2013-15A-C	3.76%	#^	04/15/2025	13,152,128
6,125,000	Galaxy Ltd., Series 2013-15A-D	4.56%	#^	04/15/2025	6,144,358
50,000,000	Galaxy Ltd., Series 2016-22A-A1	2.74%	#^	07/16/2028	50,332,637
37,000,000	GLG Ore Hill Ltd., Series 2013-1A-A	2.28%	#^	07/15/2025	36,986,971
6,500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C	4.67%	#^	04/28/2025	6,463,140
1,750,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D	6.17%	#^	04/28/2025	1,654,804
5,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D	4.80%	#^	10/22/2025	5,011,032
30,000,000	Harbourview Ltd., Series 7A-A1R	2.43%	#^	11/18/2026	30,037,665
25,000,000	Hildene Ltd., Series 2014-2A-AR	2.34%	#^	07/19/2026	25,062,552
39,000,000	Hildene Ltd., Series 2014-3A-AR	2.36%	#^	10/20/2026	39,046,459
5,000,000	Hildene Ltd., Series 2015-4A-A1A	2.65%	#^	07/23/2027	5,020,800
20,000,000	ICE Global Credit Ltd., Series 2013-1A-A1	2.91%	#^¥	04/20/2024	19,965,875
50,000,000	Jamestown Ltd., Series 2013-3A-A1AR	2.30%	#^	01/15/2026	49,996,970
46,500,000	Jamestown Ltd., Series 2014-4A-A1A	2.66%	#^	07/15/2026	46,562,886
28,750,000	Jamestown Ltd., Series 2015-6A-A1A	2.77%	#^	02/20/2027	28,779,386
28,750,000	Jamestown Ltd., Series 2015-6A-A1AR	0.00%	#^	02/20/2027	28,750,000
20,000,000	KVK Ltd., Series 2013-1A-A	2.56%	#^	04/14/2025	20,089,925
25,000,000	KVK Ltd., Series 2015-1A-AR	2.42%	#^	05/20/2027	24,993,789
7,825,000	LCM LP, Series 14A-D	4.66%	#^	07/15/2025	7,863,801
21,000,000	LCM LP, Series 16A-AR	0.00%	#^	07/15/2026	21,026,250
2,750,000	LCM LP, Series 16A-DR	5.76%	#^	07/15/2026	2,749,802
1,924,757	Madison Park Funding Ltd., Series 2007-4A-A1A	1.51%	#^	03/22/2021	1,918,164
7,000,000	Madison Park Funding Ltd., Series 2007-4A-A1B	1.59%	#^	03/22/2021	6,906,563
5,500,000	Madison Park Funding Ltd., Series 2014-15A-CR	4.62%	#^	01/27/2026	5,544,891
5,000,000	Madison Park Funding Ltd., Series 2014-15A-DR	6.61%	#^	01/27/2026	5,000,750
24,000,000	Magnetite Ltd., Series 2015-12A-AR	2.49%	#^	04/15/2027	24,131,537
17,000,000	Marathon Ltd., Series 2013-5A-A2A	3.52%	#^	02/21/2025	17,085,189
41,000,000	Marathon Ltd., Series 2014-7A-A1R	2.49%	#^	10/28/2025	41,039,499
75,000,000	Midocean Credit, Series 2017-7A-A1	0.00%	#^	07/15/2029	75,000,000
1,278,373	Mountain View Ltd., Series 2007-3A-A2	1.50%	#^	04/16/2021	1,277,883
52,000,000	MP Ltd., Series 2013-2A-ARR	0.00%	#^	07/25/2029	52,000,000
22,000,000	NewMark Capital Funding Ltd., Series 2013-1A-A2	2.33%	#^	06/02/2025	22,031,596
9,000,000	Nomad Ltd., Series 2013-1A-B	4.11%	#^	01/15/2025	9,044,785
3,500,000	Nomad Ltd., Series 2013-1A-C	4.66%	#^	01/15/2025	3,517,301
25,009,530	Northwoods Capital Corporation, Series 2012-9A-A	2.58%	#^	01/18/2024	25,033,862
50,000,000	Ocean Trails, Series 2014-5A-A2R	2.38%	#^	10/13/2026	49,992,950
60,000,000	OCP Ltd., Series 2016-12A-A1	2.73%	#^	10/18/2028	60,667,530
14,943,367	Octagon Investment Partners Ltd., Series 2013-1A-A	2.45%	#^	01/19/2025	14,967,311
5,500,000	Octagon Investment Partners Ltd., Series 2014-1A-C	4.83%	#^	11/14/2026	5,520,510
20,000,000	Octagon Loan Funding Ltd., Series 2014-1A-A1R	2.32%	#^	11/18/2026	19,998,098
38,500,000	OZLM Ltd., Series 2015-11A-A1A	2.72%	#^	01/30/2027	38,717,428
35,000,000	Regatta Funding Ltd., Series 2016-1A-A1	2.79%	#^	12/20/2028	35,306,365
24,590,000	Sound Harbor Loan Fund Ltd., Series 20141A-A1R	2.37%	#^	10/30/2026	24,624,857
22,000,000	Steele Creek Ltd., Series 2014-1A-A1R	2.50%	#^	08/21/2026	22,029,612
20,000,000	Steele Creek Ltd., Series 2015-1A-AR	2.43%	#^	05/21/2029	19,995,613
17,000,000	TCI-Cent Ltd., Series 2016-1A-A1	2.69%	#^	12/21/2029	17,132,578
10,000,000	TCI-Cent Ltd., Series 2016-1A-A2	3.37%	#^	12/21/2029	10,119,327
30,000,000	TCI-Flatiron Ltd., Series 2016-1A-A	2.71%	#^	07/17/2028	30,331,293
727,952	Venture Ltd., Series 2007-8A-A2A	1.37%	#^	07/22/2021	727,689
47,950,000	Venture Ltd., Series 2014-17A-A	2.64%	#^	07/15/2026	47,975,856
47,950,000	Venture Ltd., Series 2014-17A-AR	0.00%	#^	07/15/2026	47,950,000
3,500,000	Venture Ltd., Series 2014-17A-B2	3.26%	#^	07/15/2026	3,506,747
3,500,000	Venture Ltd., Series 2014-17A-B2R	0.00%	#^	07/15/2026	3,500,000
18,500,000	Venture Ltd., Series 2015-20A-A	2.65%	#^	04/15/2027	18,594,384
13,000,000	Venture Ltd., Series 2016-23A-A	2.67%	#^	07/19/2028	13,180,284
30,500,000	Vibrant Ltd., Series 2016-5A-A	2.71%	#^	01/20/2029	30,747,164
35,000,000	Voya Ltd., Series 2014-4A-A1	2.66%	#^	10/14/2026	35,181,914
35,000,000	Voya Ltd., Series 2014-4A-A1R	0.00%	#^	10/14/2026	35,008,750
45,000,000	Wind River Ltd., Series 2016-2A-A	2.67%	#^	11/01/2028	45,211,706
10,000,000	York Ltd., Series 2016-2A-A1	2.79%	#^	01/20/2030	10,033,241
30,000,000	Zais Ltd., Series 2014-2A-A1AR	2.36%	#^	07/25/2026	29,999,736

Total Collateralized Loan Obligations (Cost $2,266,126,508)					2,278,576,789

Foreign Corporate Bonds - 0.1%
2,000,000	National Australia Bank Ltd.	1.68%	#^	05/22/2020	2,004,360
3,128,000	Royal Bank of Canada	1.87%	#	04/15/2019	3,153,856
9,000,000	Royal Bank of Canada	1.59%	#	03/02/2020	9,007,911
2,100,000	Shell International Finance B.V.	1.63%	#	05/11/2020	2,119,912
5,000,000	UBS London	1.80%	#^	06/08/2020	5,010,245
3,000,000	Westpac Banking Corporation	1.65%	#	03/06/2020	3,001,362

Total Foreign Corporate Bonds (Cost $24,291,600)					24,297,646

Non-Agency Commercial Mortgage Backed Obligations - 6.6%
8,350,000	BAMLL Commercial Mortgage Securities Trust, Series 2014-IP-E	2.81%	#^	06/15/2028	8,263,744
59,298,515	Banc of America Commercial Mortgage Trust, Series 2007-5-AM	5.77%	#	02/10/2051	59,962,142
131,669,141	Banc of America Commercial Mortgage Trust, Series 2007-5-XW	0.41%	#^I/O	02/10/2051	66,440
4,000,000	Banc of America Commercial Mortgage Trust, Series 2015-UBS7-B	4.51%	#	09/15/2048	4,212,907
59,583,324	Banc of America Commercial Mortgage Trust, Series 2015-UBS7-XA	1.06%	#I/O	09/15/2048	3,335,081
67,303,665	Banc of America Commercial Mortgage Trust, Series 2016-UBS10-XA	2.17%	#I/O	07/15/2049	7,842,533
40,372,580	BANK, Series 2017-BNK4-XA	1.62%	#I/O	05/15/2050	4,141,762
193,015,000	BANK, Series 2017-BNK5-XA	1.11%	#I/O	06/15/2060	14,951,907
27,365,000	Barclays Commercial Mortgage Securities LLC, Series 2015-STP-D	4.43%	#^	09/10/2028	27,694,989
50,137	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13-AJ	5.61%	#	09/11/2041	50,321
12,815,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW17-AMFL	1.68%	#^	06/11/2050	12,816,294
19,532,026	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW18-A4	5.70%		06/11/2050	19,627,250
4,500,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	4,424,595
33,200,000	CDGJ Commercial Mortgage Trust, Series 2014-BXCH-B	3.01%	#^	12/15/2027	33,252,237
101,557,188	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.92%	#I/O	05/10/2058	11,542,624
7,155,000	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	5.04%	#	05/10/2058	7,438,065
33,492,000	CFCRE Commercial Mortgage Trust, Series 2016-C7-A3	3.84%		12/10/2054	35,120,763
45,681,000	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.68%	#I/O	06/15/2050	5,321,594
3,069,000	Chicago Skyscraper Trust, Series 2017-SKY-B	2.26%	#^	02/15/2030	3,078,326
1,700,000	Chicago Skyscraper Trust, Series 2017-SKY-C	2.41%	#^	02/15/2030	1,705,998
42,169,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AM	5.87%	#	12/10/2049	42,249,884
7,020,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AMFX	5.87%	#^	12/10/2049	7,033,464
16,359,000	Citigroup Commercial Mortgage Trust, Series 2008-C7-AM	6.39%	#	12/10/2049	16,624,834
7,708,000	Citigroup Commercial Mortgage Trust, Series 2008-C7-FLT	6.39%	#	12/10/2049	7,786,285
223,837,054	Citigroup Commercial Mortgage Trust, Series 2012-GC8-XA	2.17%	#^I/O	09/10/2045	14,618,731
116,012,140	Citigroup Commercial Mortgage Trust, Series 2014-GC19-XA	1.38%	#I/O	03/10/2047	6,683,715
115,264,196	Citigroup Commercial Mortgage Trust, Series 2014-GC21-XA	1.42%	#I/O	05/10/2047	7,479,805
9,011,000	Citigroup Commercial Mortgage Trust, Series 2014-GC25-A4	3.64%		10/10/2047	9,388,961
194,934,062	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.20%	#I/O	10/10/2047	11,805,850
50,000,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-A5	3.14%		02/10/2048	50,332,500
6,265,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-B	3.77%		02/10/2048	6,293,607
8,216,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.58%	#^	02/10/2048	6,761,789
220,255,312	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.57%	#I/O	02/10/2048	17,871,626
14,310,000	Citigroup Commercial Mortgage Trust, Series 2015-GC33-C	4.72%	#	09/10/2058	14,254,670
179,260,560	Citigroup Commercial Mortgage Trust, Series 2015-GC33-XA	1.12%	#I/O	09/10/2058	10,798,817
20,725,000	Citigroup Commercial Mortgage Trust, Series 2015-GC35-C	4.65%	#	11/10/2048	20,688,269
153,339,928	Citigroup Commercial Mortgage Trust, Series 2016-C1-XA	2.10%	#I/O	05/10/2049	19,714,761
219,687,858	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.50%	#I/O	02/10/2049	18,820,813
114,551,031	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.87%	#I/O	04/15/2049	12,391,730
79,318,252	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.17%	#I/O	07/10/2049	10,216,770
38,415,600	Citigroup Commercial Mortgage Trust, Series 2016-P5-XA	1.70%	#I/O	10/10/2049	3,781,317
119,887,882	Citigroup Commercial Mortgage Trust, Series 2017-P7-XA	1.29%	#I/O	04/14/2050	10,152,537
86,889,550	Citigroup Mortgage Loan Trust, Inc., Series 2016-GC37-XA	1.97%	#I/O	04/10/2049	10,340,508
13,806,000	CLNS Trust, Series 2017-IKPR-D	3.05%	#^	06/11/2032	13,836,620
88,477,000	CLNS Trust, Series 2017-IKPR-E	4.50%	#^	06/11/2032	88,672,446
28,027,000	CLNS Trust, Series 2017-IKPR-F	5.50%	#^	06/11/2032	28,089,500
16,331,444	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	16,516,770
41,768,000	Cold Storage Trust, Series 2017-ICE3-A	2.51%	#^	04/15/2036	41,932,244
34,234,000	Cold Storage Trust, Series 2017-ICE3-C	2.16%	#^	04/15/2036	34,347,116
1,400,096	Colony Mortgage Capital Ltd., Series 2015-FL3-A	2.94%	#^	09/05/2032	1,406,124
129,236,831	Commercial Mortgage Pass-Through Certificates, Series 2002-LC4-XA	2.39%	#^I/O	12/10/2044	9,874,288
3,259,099	Commercial Mortgage Pass-Through Certificates, Series 2007-C9-AJFL	1.68%	#^	12/10/2049	3,257,076
2,375,612	Commercial Mortgage Pass-Through Certificates, Series 2008-LS1F-LT	6.33%	#	12/10/2049	2,379,994
34,100,547	Commercial Mortgage Pass-Through Certificates, Series 2012-CR2-XA	1.84%	#I/O	08/15/2045	2,360,191
173,595,772	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3-XA	2.22%	#I/O	10/15/2045	12,384,131
229,933,845	Commercial Mortgage Pass-Through Certificates, Series 2013-CC12-XA	1.50%	#I/O	10/10/2046	13,035,502
178,390,281	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	1.07%	#I/O	08/10/2046	6,142,370
9,850,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.88%	#	08/10/2047	10,122,320
5,211,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-A4	3.59%		11/10/2047	5,411,095
30,400,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.66%	#	11/10/2047	31,021,330
71,378,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR21-A3	3.53%		12/10/2047	73,837,643
120,097,709	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS-3	1.48%	#I/O	06/10/2047	7,029,259
15,011,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS3-A4	3.82%		06/10/2047	15,737,646
8,215,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CALW-D	3.98%	#^	02/10/2034	8,401,047
20,970,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-D	4.26%	#^	03/10/2048	17,400,273
221,910,254	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-XA	1.14%	#I/O	03/10/2048	11,452,389
9,230,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR23-D	4.40%	#	05/10/2048	7,631,203
9,110,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-B	4.64%	#	10/10/2048	9,279,090
90,954,064	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XA	1.20%	#I/O	10/10/2048	5,660,772
50,000,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-A5	3.35%		02/10/2048	50,864,795
8,715,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-C	4.50%	#	02/10/2048	8,697,824
13,275,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-D	4.50%	#^	02/10/2048	10,543,886
405,993,406	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-XA	1.31%	#I/O	02/10/2048	24,033,795
35,000,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC19-A4	3.18%		02/10/2048	35,497,479
29,922,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-C	4.80%	#	02/10/2049	29,547,326
20,355,000	Commercial Mortgage Pass-Through Certificates, Series 2016-GCT-E	3.58%	#^	08/10/2029	19,780,828
6,495,734	Countrywide Commercial Mortgage Trust, Series 2007-MF1-A	6.48%	#^	11/12/2043	6,504,173
6,701,927	Credit Suisse Mortgage Capital Certificates, Series 2007-C4-A1AM	6.25%	#	09/15/2039	6,695,662
4,601,790	Credit Suisse Mortgage Capital Certificates, Series 2007-C5-A4	5.70%	#	09/15/2040	4,597,367
150,822,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.70%	#^I/O	09/15/2037	5,566,486
12,164,000	Credit Suisse Mortgage Capital Certificates, Series 2017-CHOP-D	3.00%	#^	07/15/2032	12,183,007
21,321,000	Credit Suisse Mortgage Capital Certificates, Series 2017-CHOP-E	4.40%	#^	07/15/2032	21,352,764
4,606,000	CSAIL Commercial Mortgage Trust, Series 2015-C1-C	4.44%	#	04/15/2050	4,669,981
13,360,000	CSAIL Commercial Mortgage Trust, Series 2015-C2-AS	3.85%	#	06/15/2057	13,886,582
22,320,000	CSAIL Commercial Mortgage Trust, Series 2015-C3-C	4.50%	#	08/15/2048	22,211,587
9,759,000	CSAIL Commercial Mortgage Trust, Series 2015-C4-C	4.74%	#	11/15/2048	9,693,948
318,547,130	CSAIL Commercial Mortgage Trust, Series 2015-C4-XA	1.09%	#I/O	11/15/2048	18,116,826
2,085,000	CSAIL Commercial Mortgage Trust, Series 2016-C7-C	4.54%	#	11/15/2049	1,968,078
188,738,000	CSAIL Commercial Mortgage Trust, Series 2017-C8-XA	1.26%	#I/O	06/15/2050	16,100,795
7,185,000	CSMC Mortgage Securities Trust, Series 2017-HD-B	2.51%	#^	02/15/2031	7,213,944
3,450,000	CSMC Mortgage Securities Trust, Series 2017-HD-C	2.86%	#^	02/15/2031	3,468,372
7,444,000	CSMC Mortgage Securities Trust, Series 2017-HD-D	3.66%	#^	02/15/2031	7,486,991
120,563,730	DBUBS Mortgage Trust, Series 2011-LC2A-XA	1.32%	#^I/O	07/10/2044	3,888,626
124,936,042	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-XA	1.65%	#I/O	05/10/2049	12,361,897
11,417,000	GE Commercial Mortgage Corporation Trust, Series 2007-C1-AM	5.61%	#	12/10/2049	11,520,950
5,334,371	Greenwich Capital Commercial Funding Corporation, Series 2006-GG7-AM	5.95%	#	07/10/2038	5,332,320
38,266,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AJ	6.30%	#	12/10/2049	38,608,289
20,167,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AM	5.87%	#	12/10/2049	20,246,559
975,182	GS Mortgage Securities Corporation, Series 2006-GG6-XC	0.00%	#^I/O	04/10/2038	10
20,213,454	GS Mortgage Securities Corporation, Series 2011-GC3-X	0.84%	#^I/O	03/10/2044	404,657
98,371,122	GS Mortgage Securities Corporation, Series 2012-GC6-XA	2.15%	#^I/O	01/10/2045	7,140,770
27,113,084	GS Mortgage Securities Corporation, Series 2013-GC10-XA	1.73%	#I/O	02/10/2046	1,826,069
38,449,492	GS Mortgage Securities Corporation, Series 2014-GC20-XA	1.17%	#I/O	04/10/2047	2,022,090
60,850,000	GS Mortgage Securities Corporation, Series 2014-GC26-A5	3.63%		11/10/2047	63,469,763
35,000,000	GS Mortgage Securities Corporation, Series 2015-GC28-A5	3.40%		02/10/2048	35,804,993
287,388,101	GS Mortgage Securities Corporation, Series 2015-GC28-XA	1.29%	#I/O	02/10/2048	16,458,314
251,122,101	GS Mortgage Securities Corporation, Series 2015-GC32-XA	1.02%	#I/O	07/10/2048	12,483,104
174,548,476	GS Mortgage Securities Corporation, Series 2015-GC34-XA	1.52%	#I/O	10/10/2048	14,648,841
69,148,848	GS Mortgage Securities Corporation, Series 2015-GS1-XA	0.98%	#I/O	11/10/2048	3,778,252
55,754,849	GS Mortgage Securities Corporation, Series 2016-GS2-XA	1.82%	#I/O	05/10/2049	5,910,962
3,500,000	GS Mortgage Securities Trust, Series 2015-GC28-C	4.47%	#	02/10/2048	3,380,006
359,985,470	GS Mortgage Securities Trust, Series 2016-GS3-XA	1.40%	#I/O	10/10/2049	31,125,928
2,091,982	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CBX-X1	1.00%	#^I/O	01/12/2037	37,622
33,885	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-LN2-A2	5.12%		07/15/2041	33,931
4,232,358	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2005-CIBC12-AJ	4.99%	#	09/12/2037	4,227,399
5,752,204	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2005-LDP4-X1	0.25%	#^I/O	10/15/2042	1,334
215,598	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP7-AM	6.14%	#	04/17/2045	215,866
9,288,655	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-X	0.53%	#I/O	05/15/2045	105
29,779,305	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	29,757,471
13,098,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-C1-AM	6.26%	#	02/15/2051	13,168,868
8,476,103	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-AM	5.47%	#	06/12/2047	8,474,449
8,269,234	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-AMFX	5.40%		06/12/2047	8,267,690
34,462,351	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-X	0.44%	#I/O	06/12/2047	58,824
15,809,933	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB19-AM	5.98%	#	02/12/2049	15,879,039
35,539,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-AJ	6.43%	#	02/12/2051	35,939,608
21,215,101	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-AM	6.24%	#	02/12/2051	21,374,426
310,357,555	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-X1	0.41%	#^I/O	02/12/2051	14,276
46,136,375	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-LD12-AM	6.26%	#	02/15/2051	46,558,126
161,845,589	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C6-XA	1.75%	#I/O	05/15/2045	10,314,775
355,063,855	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C8-XA	1.97%	#I/O	10/15/2045	25,720,861
133,284,500	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	1.83%	#I/O	06/15/2045	7,023,787
5,425,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-DSTY-A	3.43%	^	06/10/2027	5,517,996
24,200,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-PHH-D	3.39%	#^	08/15/2027	24,221,315
14,406,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-PHH-E	4.29%	#^	08/15/2027	14,421,360
80,104,531	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-XA	1.30%	#I/O	01/15/2049	4,526,130
28,972,721	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11-AM	6.10%	#	06/15/2049	29,426,574
5,173,566	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX-AM	5.46%	#	01/15/2049	5,169,896
15,946,416	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2008-C2-A4	6.07%		02/12/2051	16,008,166
18,520,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-ASH-B	3.14%	#^	10/15/2034	18,646,888
10,455,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-ASH-C	3.74%	#^	10/15/2034	10,546,518
4,857,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-E	4.14%	#^	10/05/2031	4,843,388
104,127,355	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	1.22%	#I/O	02/15/2047	4,521,637
3,396,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-C	4.82%	#	08/15/2047	3,402,160
57,281,471	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22-XA	1.09%	#I/O	09/15/2047	2,887,542
220,342,776	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	1.14%	#I/O	11/15/2047	11,073,480
32,031,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-A4	3.49%		01/15/2048	33,049,291
6,499,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.57%	#	01/15/2048	6,550,585
254,436,473	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.30%	#I/O	01/15/2048	13,586,526
12,055,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-C	4.48%	#	02/15/2048	11,495,511
10,425,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.98%	#^	02/15/2048	8,315,922
58,470,801	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-XA	1.50%	#I/O	02/15/2048	3,913,860
15,238,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-C	4.38%	#	10/15/2048	14,341,075
44,335,542	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-XA	1.33%	#I/O	10/15/2048	2,537,039
64,202,220	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	1.08%	#I/O	05/15/2048	2,382,840
6,762,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-B	4.45%	#	07/15/2048	6,701,009
172,253,436	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.84%	#I/O	07/15/2048	6,000,448
27,395,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.82%	#	11/15/2048	26,455,675
99,314,118	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.64%	#I/O	11/15/2048	6,607,696
17,630,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.77%	#	12/15/2048	18,214,854
32,345,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-C	4.90%	#	03/15/2049	33,677,349
149,131,816	JPMBB Commercial Mortgage Securities Trust, Series 2016-C2-XA	1.86%	#I/O	06/15/2049	14,584,555
170,896,783	JPMBB Commercial Mortgage Securities Trust, Series 2017-C5-XA	1.18%	#I/O	03/15/2050	12,691,205
10,639,183	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.91%	#^I/O	11/15/2038	30,846
19,921,497	LB-UBS Commercial Mortgage Trust, Series 2007-C7-A3	5.87%	#	09/15/2045	20,047,875
28,975,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7-AJ	6.50%	#	09/15/2045	29,316,181
25,298,174	LSTAR Commercial Mortgage Trust, Series 2017-5-X	1.39%	#^I/O	03/10/2050	1,416,895
90,645,751	Merrill Lynch Mortgage Investors Trust, Series 1998-C1-IO	0.55%	#I/O	11/15/2026	895,779
1,640,731	Merrill Lynch Mortgage Trust, Series 2006-C1-AJ	5.75%	#	05/12/2039	1,639,322
56,203,000	Merrill Lynch Mortgage Trust, Series 2007-C1-AM	6.02%	#	06/12/2050	56,484,015
12,863,707	ML-CFC Commercial Mortgage Trust, Series 2007-9-A4	5.70%		09/12/2049	12,873,846
11,401,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV-CK	4.30%	^	10/15/2030	10,238,128
207,415,494	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12-XA	1.06%	#I/O	10/15/2046	6,412,831
38,933,884	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7-XA	1.62%	#I/O	02/15/2046	2,253,007
11,700,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.63%	#	10/15/2047	11,236,717
45,025,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-A4	3.53%		12/15/2047	46,638,471
37,950,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	35,911,652
56,050,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-A4	3.25%		02/15/2048	56,997,279
20,087,700	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-B	4.16%		02/15/2048	20,423,900
5,457,500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.61%	#	02/15/2048	5,415,912
245,861,895	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-XA	1.54%	#I/O	02/15/2048	18,200,320
10,616,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23-C	4.27%	#	07/15/2050	10,187,659
8,460,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25-C	4.68%	#	10/15/2048	8,745,650
19,422,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.69%	#	12/15/2047	18,783,894
1,517,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24%	#^	12/15/2047	1,117,316
175,623,230	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28-XA	1.44%	#I/O	01/15/2049	14,156,427
2,314,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31-C	4.46%	#	11/15/2049	2,314,456
44,680,518	Morgan Stanley Capital, Inc., Series 2006-HQ10-X1	0.73%	#^I/O	11/12/2041	17,506
1,710,101	Morgan Stanley Capital, Inc., Series 2006-HQ8-AJ	5.63%	#	03/12/2044	1,708,244
24,435,052	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	24,444,037
2,575,000	Morgan Stanley Capital, Inc., Series 2014-CPT-E	3.56%	#^	07/13/2029	2,572,606
2,325,000	Morgan Stanley Capital, Inc., Series 2014-CPT-F	3.56%	#^	07/13/2029	2,300,674
12,400,000	Morgan Stanley Capital, Inc., Series 2014-MP-D	3.82%	#^	08/11/2033	12,619,324
11,000,000	Morgan Stanley Capital, Inc., Series 2014-MP-E	3.82%	#^	08/11/2033	11,048,935
27,967,982	Morgan Stanley Capital, Inc., Series 2015-UBS8-XA	1.12%	#I/O	12/15/2048	1,729,118
11,733,000	Morgan Stanley Capital, Inc., Series 2017-A-PRME	2.51%	#^	02/15/2034	11,787,935
7,708,000	Morgan Stanley Capital, Inc., Series 2017-A-PRME	2.06%	#^	02/15/2034	7,782,951
5,738,000	Morgan Stanley Capital, Inc., Series 2017-C-PRME	2.81%	#^	02/15/2034	5,788,696
150,000,000	Morgan Stanley Capital, Inc., Series 2017-H1-XA	1.46%	#I/O	06/15/2050	15,168,240
1,156,000	Morgan Stanley Capital, Inc., Series 2017-PRME-D	4.56%	#^	02/15/2034	1,164,229
14,197,745	Morgan Stanley Re-Remic Trust, Series 2013-AJ-AJA	0.50%	^	12/17/2049	13,717,946
2,274,000	PFP Ltd., Series 2017-3-A	2.22%	#^	01/14/2035	2,279,549
2,270,000	PFP Ltd., Series 2017-3-AS	2.47%	#^	01/14/2035	2,279,716
1,306,000	PFP Ltd., Series 2017-3-B	2.92%	#^	01/14/2035	1,312,693
1,360,000	PFP Ltd., Series 2017-3-C	3.67%	#^	01/14/2035	1,370,377
4,252,000	RAIT Trust, Series 2017-FL7-A	2.10%	#^	06/15/2037	4,257,378
1,243,000	RAIT Trust, Series 2017-FL7-AS	2.45%	#^	06/15/2037	1,245,130
12,447,000	Rosslyn Portfolio Trust, Series 2017-ROSS-A	2.11%	#^	06/15/2033	12,463,737
15,724,000	Rosslyn Portfolio Trust, Series 2017-ROSS-B	2.41%	#^	06/15/2033	15,744,811
2,361,603	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4-AJ	5.47%	#	08/15/2039	2,384,497
3,943,649	TRU Trust, Series 2016-TOYS-A	3.38%	#^	11/15/2030	3,952,698
96,088,000	UBS Commercial Mortgage Trust, Series 2017-C1	1.62%	#I/O	06/15/2050	11,245,140
85,793,405	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3-XA	2.09%	#^I/O	08/10/2049	6,893,217
28,075,638	Velocity Commercial Capital Loan Trust, Series 2016-1-AFX	3.53%	#^	04/25/2046	28,328,270
2,334,860	VSD LLC, Series 2017-PLT1	3.60%	^	12/25/2043	2,336,581
3,337,731	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27-AJ	5.83%	#	07/15/2045	3,378,696
39,091,159	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AJ	5.63%	#	10/15/2048	39,777,186
35,590,892	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	36,238,274
3,396,131	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32-AMFX	5.70%	^	06/15/2049	3,400,614
56,557,700	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	6.17%	#	02/15/2051	57,637,432
12,989,316	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AM	6.17%	#	02/15/2051	12,977,207
117,222,834	Waterfall Commercial Mortgage Trust, Series 2015-SBC5-A	4.10%	#^	09/14/2022	117,502,399
38,265,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-A5	3.41%		12/15/2047	39,178,309
4,346,710	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-B	3.96%		12/15/2047	4,445,134
30,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-A4	3.17%		02/15/2048	30,234,048
11,460,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-C	4.07%	#	02/15/2048	11,218,073
442,367,171	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-XA	1.44%	#I/O	02/15/2048	32,135,365
28,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-A5	3.45%		02/15/2048	28,750,856
5,450,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-C	3.89%		02/15/2048	5,079,269
263,717,182	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-XA	1.12%	#I/O	02/15/2048	14,566,366
9,701,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.76%	#	11/15/2048	9,998,415
143,727,403	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.26%	#I/O	11/15/2048	9,761,936
276,727,962	Wells Fargo Commercial Mortgage Trust, Series 2015-LC20-XA	1.53%	#I/O	04/15/2050	20,042,936
12,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-C	4.69%	#	09/15/2058	12,032,198
1,794,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-C	4.75%	#	12/15/2048	1,849,438
5,405,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-A4	3.81%		12/15/2048	5,704,896
130,652,786	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	1.17%	#I/O	12/15/2048	7,857,393
11,469,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32-C	4.88%	#	01/15/2059	11,011,777
8,676,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C-C34	5.20%	#	06/15/2049	9,055,634
65,435,957	WF-RBS Commercial Mortgage Trust, Series 2011-C4-XA	0.58%	#^I/O	06/15/2044	866,117
86,638,994	WF-RBS Commercial Mortgage Trust, Series 2012-C6-XA	2.28%	#^I/O	04/15/2045	6,603,503
101,955,610	WF-RBS Commercial Mortgage Trust, Series 2012-C8-XA	2.07%	#^I/O	08/15/2045	7,704,041
49,572,254	WF-RBS Commercial Mortgage Trust, Series 2012-C9-XA	2.23%	#^I/O	11/15/2045	3,660,941
162,987,899	WF-RBS Commercial Mortgage Trust, Series 2013-C18-XA	1.05%	#I/O	12/15/2046	5,844,502
181,377,686	WF-RBS Commercial Mortgage Trust, Series 2014-C19-XA	1.37%	#I/O	03/15/2047	9,662,280
55,000,000	WF-RBS Commercial Mortgage Trust, Series 2014-C25-A5	3.63%		11/15/2047	57,131,982
8,000,000	WF-RBS Commercial Mortgage Trust, Series 2014-C25-C	4.47%	#	11/15/2047	8,055,959
202,463,372	WF-RBS Commercial Mortgage Trust, Series 2014-C25-XA	1.08%	#I/O	11/15/2047	10,072,006
139,904,272	WF-RBS Commercial Mortgage Trust, Series 2016-NXS6-XA	1.80%	#I/O	11/15/2049	14,442,822

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $3,718,860,570)					3,560,201,714

Non-Agency Residential Collateralized Mortgage Obligations - 23.5%
22,219,475	Acacia Ltd., Series 2004-5A-A	1.56%	#^	11/08/2039	20,710,772
10,000,000	Accredited Mortgage Loan Trust, Series 2005-4-MI	1.62%	#	12/25/2035	9,164,354
103,157,000	Accredited Mortgage Loan Trust, Series 2006-2-A4	1.48%	#	09/25/2036	100,430,540
15,787,590	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2B	1.34%	#	01/25/2037	11,357,030
5,559,976	Adjustable Rate Mortgage Trust, Series 2005-10-3A31	3.12%	#	01/25/2036	5,208,437
46,933,703	Adjustable Rate Mortgage Trust, Series 2005-11-4A1	3.14%	#	02/25/2036	39,253,439
6,200,000	Adjustable Rate Mortgage Trust, Series 2005-2-6M2	2.20%	#	06/25/2035	6,026,173
3,029,631	Adjustable Rate Mortgage Trust, Series 2005-7-3A1	3.90%	#	10/25/2035	2,668,624
23,872,225	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	3.76%	#	03/25/2036	19,328,897
19,735,215	Adjustable Rate Mortgage Trust, Series 2006-2-3A1	3.49%	#	05/25/2036	17,779,048
18,576,108	Adjustable Rate Mortgage Trust, Series 2006-2-5A1	4.97%	#	05/25/2036	12,484,733
20,531,598	Adjustable Rate Mortgage Trust, Series 2007-1-3A1	3.75%	#	03/25/2037	18,232,845
3,528,663	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	4.32%	#^	11/25/2037	3,575,715
331,124	Aegis Asset Backed Securities Trust, Series 2003-2-M2	3.77%	#	11/25/2033	313,917
1,669,981	Aegis Asset Backed Securities Trust, Series 2004-1-M2	3.25%	#	04/25/2034	1,544,503
617,792	Aegis Asset Backed Securities Trust, Series 2004-2-M2	3.17%	#	06/25/2034	558,672
16,312,020	Aegis Asset Backed Securities Trust, Series 2004-6-M2	2.22%	#	03/25/2035	15,296,613
56,327,102	Agate Bay Mortgage Trust, Series 2015-6-A3	3.50%	#^	09/25/2045	57,063,382
85,349,062	Ajax Master Trust, Series 2016-1-PC	4.00%	#^¥	01/01/2057	76,767,563
90,567,642	Ajax Master Trust, Series 2016-2-PC	3.10%	#^¥	10/25/2056	73,078,858
27,292,715	Ajax Mortgage Loan Trust, Series 2015-C-A	3.88%	#^	03/25/2057	26,858,734
54,345,025	Ajax Mortgage Loan Trust, Series 2016-A-A	4.25%	#^	08/25/2064	54,854,662
11,534,738	Ajax Mortgage Loan Trust, Series 2016-C-A	4.00%	#^	10/25/2057	11,516,322
14,157,196	Alternative Loan Trust, Series 2006-41CB-1A15	4.18%	#I/FI/O	01/25/2037	3,120,025
14,157,196	Alternative Loan Trust, Series 2006-41CB-1A2	1.82%	#	01/25/2037	9,726,784
9,559,274	Alternative Loan Trust, Series 2007-15CB-A2	5.75%		07/25/2037	8,758,099
28,862,919	Alternative Loan Trust, Series 2007-5CB-1A31	5.50%		04/25/2037	24,336,852
9,780,825	Alternative Loan Trust, Series 2007-5CB-2A1	6.00%		04/25/2037	7,809,059
9,125,491	Alternative Loan Trust, Series 2007-6-A1	5.75%		04/25/2047	8,085,052
121,965,956	Alternative Loan Trust, Series 2007-HY9-A2	1.49%	#	08/25/2047	102,658,160
1,777,910	American Home Mortgage Investment Trust, Series 2005-1-7A2	3.41%	#	06/25/2045	1,785,138
8,234,401	American Home Mortgage Investment Trust, Series 2005-4-3A1	1.52%	#	11/25/2045	7,398,021
31,176,586	American Home Mortgage Investment Trust, Series 2005-4-5A	3.16%	#	11/25/2045	23,906,103
2,334,219	American Home Mortgage Investment Trust, Series 2006-2-3A4	6.60%	#	06/25/2036	1,078,193
8,272,545	American Home Mortgage Investment Trust, Series 2007-A-13A1	6.60%	#^	01/25/2037	4,370,235
16,500,000	Ameriquest Mortgage Securities, Inc., Series 2004-R8-M2	2.24%	#	09/25/2034	15,844,344
11,385,922	Amortizing Residential Collateral Trust, Series 2002-BC7-M1	2.42%	#	10/25/2032	9,087,210
164,034	Argent Securities, Inc., Series 2004-W6-M1	2.04%	#	05/25/2034	160,056
3,399,427	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2003-HE6-M1	2.19%	#	11/25/2033	3,359,972
786,387	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2004-HE3-M2	2.90%	#	06/25/2034	751,000
17,683,436	Banc of America Alternative Loan Trust, Series 2005-10-2CB1	6.00%		11/25/2035	17,603,035
2,447,296	Banc of America Alternative Loan Trust, Series 2005-10-4A1	5.75%		11/25/2035	2,329,703
9,246,103	Banc of America Alternative Loan Trust, Series 2005-11-2CB1	6.00%		12/25/2035	8,855,976
3,391,508	Banc of America Alternative Loan Trust, Series 2005-5-2CB1	6.00%		06/25/2035	3,338,937
4,939,105	Banc of America Alternative Loan Trust, Series 2005-6-2CB2	6.00%		07/25/2035	4,921,707
3,195,447	Banc of America Alternative Loan Trust, Series 2005-6-4CB1	6.50%		07/25/2035	3,064,989
1,971,622	Banc of America Alternative Loan Trust, Series 2005-8-2CB1	6.00%		09/25/2035	2,007,361
9,026,707	Banc of America Alternative Loan Trust, Series 2006-1-3CB1	6.50%		02/25/2036	9,057,981
5,192,805	Banc of America Alternative Loan Trust, Series 2006-2-1CB1	6.00%		03/25/2036	5,107,774
7,022,995	Banc of America Alternative Loan Trust, Series 2006-2-3CB1	6.50%		03/25/2036	6,214,011
5,097,760	Banc of America Alternative Loan Trust, Series 2006-3-4CB1	6.50%		04/25/2036	4,644,062
1,532,351	Banc of America Alternative Loan Trust, Series 2006-5-CB14	6.00%	#	06/25/2046	1,351,384
3,273,580	Banc of America Alternative Loan Trust, Series 2006-6-CB3	6.00%		07/25/2046	2,909,990
13,773,935	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.00%	#	10/25/2036	8,455,231
4,798,219	Banc of America Alternative Loan Trust, Series 2006-8-1A1	5.28%	#I/FI/O	11/25/2036	1,061,367
1,710,057	Banc of America Alternative Loan Trust, Series 2006-8-1A2	1.67%	#	11/25/2036	1,222,299
7,817,894	Banc of America Alternative Loan Trust, Series 2006-9-1CB1	6.00%		01/25/2037	6,934,143
1,180,434	Banc of America Alternative Loan Trust, Series 2007-2-2A1	6.00%		06/25/2037	1,029,375
7,796,513	Banc of America Funding Corporation, Series 2006-2-3A1	6.00%		03/25/2036	7,940,883
260,121	Banc of America Funding Corporation, Series 2006-2-4A1	19.15%	#I/F	03/25/2036	354,201
1,046,589	Banc of America Funding Corporation, Series 2006-2-6A2	5.50%		03/25/2036	1,035,110
5,500,936	Banc of America Funding Corporation, Series 2006-3-1A1	6.00%		03/25/2036	5,230,459
752,369	Banc of America Funding Corporation, Series 2006-3-6A1	6.21%	#	03/25/2036	760,849
6,982,925	Banc of America Funding Corporation, Series 2006-6-1A7	6.25%		08/25/2036	6,632,082
2,017,071	Banc of America Funding Corporation, Series 2006-7-T2A5	6.04%	#	10/25/2036	1,782,816
9,507,068	Banc of America Funding Corporation, Series 2006-7-T2A8	5.91%	#	10/25/2036	8,383,726
1,931,065	Banc of America Funding Corporation, Series 2006-8T2-A8	6.10%	#	10/25/2036	1,839,176
854,412	Banc of America Funding Corporation, Series 2006-B-7A1	3.57%	#	03/20/2036	766,162
11,541,900	Banc of America Funding Corporation, Series 2006-D-6A1	3.44%	#	05/20/2036	10,310,795
784,121	Banc of America Funding Corporation, Series 2006-G-2A1	1.43%	#	07/20/2036	785,207
407,754	Banc of America Funding Corporation, Series 2006-H-3A1	3.14%	#	09/20/2046	372,048
1,274,198	Banc of America Funding Corporation, Series 2007-1-TA10	5.84%	#	01/25/2037	1,119,950
1,843,323	Banc of America Funding Corporation, Series 2007-3-TA1B	5.83%	#	04/25/2037	1,611,828
2,916,653	Banc of America Funding Corporation, Series 2007-5-1A1	5.50%		07/25/2037	2,392,185
3,123,202	Banc of America Funding Corporation, Series 2009-R14-3A	13.80%	#^I/F	06/26/2035	3,368,439
4,853,938	Banc of America Funding Corporation, Series 2009-R15A-4A2	5.75%	#^	12/26/2036	4,679,600
1,775,201	Banc of America Funding Corporation, Series 2010-R1-3A	12.70%	#^I/F	07/26/2036	1,764,193
789,144	Banc of America Mortgage Securities, Inc., Series 2004-K-4A1	3.27%	#	12/25/2034	768,913
3,934,367	Banc of America Mortgage Securities, Inc., Series 2006-1-A9	6.00%		05/25/2036	3,630,948
491,191	Banc of America Mortgage Securities, Inc., Series 2007-1-2A5	5.75%		01/25/2037	462,000
30,614,500	Bayview Opportunity Master Fund Trust, Series 2016-RN3-A1	3.60%	#^	09/29/2031	30,858,767
11,832,784	Bayview Opportunity Master Fund Trust, Series 2016-RPL4-A1	3.47%	#^	07/28/2018	11,786,506
38,081,195	Bayview Opportunity Master Fund Trust, Series 2017-RN2-B3	3.47%	#^	04/28/2032	38,136,820
3,768,940	BCAP LLC Trust, Series 2007-AA2-2A7	6.00%		04/25/2037	3,308,622
4,080,349	BCAP LLC Trust, Series 2007-AA2-2A8	5.75%		04/25/2037	3,532,330
11,635,274	BCAP LLC Trust, Series 2008-RR3-A1B	6.65%	#^	10/25/2036	7,530,318
4,172,028	BCAP LLC Trust, Series 2009-RR13-18A2	5.75%	#^	07/26/2037	3,888,780
12,121,001	BCAP LLC Trust, Series 2009-RR1-3A3	6.00%	#^	08/26/2037	12,826,634
6,022,888	BCAP LLC Trust, Series 2009-RR4-4A2	5.75%	#^	02/26/2036	4,709,218
4,567,723	BCAP LLC Trust, Series 2010-RR10-5A1	7.00%	#^	04/27/2037	5,066,094
7,686,374	BCAP LLC Trust, Series 2010-RR12-3A15	6.00%	#^	08/26/2037	7,945,690
2,697,643	BCAP LLC Trust, Series 2010-RR5-2A3	6.10%	#^	04/26/2037	2,768,047
862,341	BCAP LLC Trust, Series 2011-RR12-2A5	2.95%	#^	12/26/2036	868,540
7,100,086	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12-13A1	3.54%	#	02/25/2036	6,928,433
8,456,892	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4-4A1	3.38%	#	10/25/2046	7,676,053
9,506,315	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1-2A1	3.40%	#	02/25/2047	8,360,049
4,817,087	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1-3A1	3.52%	#	02/25/2047	4,127,517
3,376,214	Bear Stearns Alt-A Trust, Series 2004-11-2A3	3.32%	#	11/25/2034	3,337,145
27,734,327	Bear Stearns Alt-A Trust, Series 2006-3-21A1	3.20%	#	05/25/2036	21,487,949
13,742,630	Bear Stearns Alt-A Trust, Series 2006-6-2A1	3.39%	#	11/25/2036	12,646,165
7,720,529	Bear Stearns Asset Backed Securities Trust, Series 2004-AC4-A2	6.00%	#	08/25/2034	7,958,002
21,522,807	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-1A	5.75%	#	04/25/2035	21,410,817
6,371,348	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-2A1	5.75%	#	04/25/2035	6,522,657
11,283,357	Bear Stearns Asset Backed Securities Trust, Series 2005-AC7-A4	6.00%	#	10/25/2035	10,843,833
14,752,133	Bear Stearns Asset Backed Securities Trust, Series 2006-AC1-1A1	6.25%	#	02/25/2036	11,855,408
8,461,558	Bear Stearns Asset Backed Securities Trust, Series 2006-AC5-A1	6.25%	#	12/25/2036	8,285,176
1,960,491	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A2A	6.00%		10/25/2036	1,525,389
1,447,604	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	1,109,998
3,658,987	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-23A1	2.83%	#	10/25/2036	2,945,970
21,075,613	Bear Stearns Mortgage Funding Trust, Series 2006-AR3-2A1	1.42%	#	11/25/2036	19,314,840
34,500,106	BNC Mortgage Loan Trust, Series 2006-2-A4	1.38%	#	11/25/2036	32,196,713
18,831,552	CAM Mortgage Trust, Series 2016-2-A1	3.25%	#^	06/15/2057	18,902,016
2,750,000	Centex Home Equity, Series 2004-A-AF5	5.43%	#	01/25/2034	2,782,705
1,433,896	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-4-2M1	2.12%	#	03/25/2033	1,383,914
9,480,351	Chase Mortgage Finance Trust, Series 2005-A1-2A4	3.21%	#	12/25/2035	9,264,455
13,806,843	Chase Mortgage Finance Trust, Series 2006-S2-1A9	6.25%		10/25/2036	11,376,878
8,010,124	Chase Mortgage Finance Trust, Series 2006-S3-1A2	6.00%		11/25/2036	6,662,212
21,183,471	Chase Mortgage Finance Trust, Series 2006-S4-A8	6.00%		12/25/2036	17,267,291
8,467,062	Chase Mortgage Finance Trust, Series 2007-A2-6A4	3.37%	#	07/25/2037	8,157,499
4,015,767	Chase Mortgage Finance Trust, Series 2007-S3-1A5	6.00%		05/25/2037	3,234,118
2,021,343	Chase Mortgage Finance Trust, Series 2007-S3-2A1	5.50%		05/25/2037	1,606,333
4,108,101	Chase Mortgage Finance Trust, Series 2007-S5-1A18	6.00%		07/25/2037	3,767,374
6,832,190	ChaseFlex Trust, Series 2005-1-3A1	6.00%		02/25/2035	6,803,257
1,694,115	ChaseFlex Trust, Series 2006-1-A5	6.16%	#	06/25/2036	1,657,279
6,171,652	ChaseFlex Trust, Series 2006-2-A2B	1.42%	#	09/25/2036	5,155,478
5,394,335	ChaseFlex Trust, Series 2007-1-1A1	6.50%		02/25/2037	4,132,397
12,390,796	ChaseFlex Trust, Series 2007-M1-2F4	4.33%	#	08/25/2037	11,613,073
12,887,529	ChaseFlex Trust, Series 2007-M1-2F5	4.33%	#	08/25/2037	12,077,591
20,899,770	CHL Mortgage Pass-Through Trust, Series 2007-HYB1-2A1	3.09%	#	03/25/2037	18,144,741
65,959,595	CIM Trust, Series 2016-1RR-B2	12.32%	#^	07/26/2055	58,395,645
75,440,246	CIM Trust, Series 2016-2RR-B2	10.14%	#^	02/27/2056	66,882,591
28,402,222	CIM Trust, Series 2016-3-1A	3.55%	#^	02/25/2056	29,417,223
73,074,681	CIM Trust, Series 2016-3RR-B2	11.02%	#^	02/27/2056	65,080,304
50,188,672	CIM Trust, Series 2017-3RR-B2	16.78%	#^	01/27/2057	55,722,073
8,461,433	Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	8,633,387
1,852,097	Citicorp Mortgage Securities, Inc., Series 2006-7-1A1	6.00%		12/25/2036	1,680,681
6,594,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-2-A5	5.62%	#	09/25/2036	6,749,049
30,743,905	Citicorp Residential Mortgage Securities, Inc., Series 2007-1-A4	5.58%	#	03/25/2037	31,763,545
2,716,467	Citigroup Mortgage Loan Trust, Inc., Series 2005-5-2A2	5.75%		08/25/2035	2,141,845
1,442,760	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A1	5.50%		11/25/2035	1,373,427
4,082,708	Citigroup Mortgage Loan Trust, Inc., Series 2006-4-2A1A	6.00%		12/25/2035	3,909,833
49,749,324	Citigroup Mortgage Loan Trust, Inc., Series 2006-AMC1-A1	1.36%	#^	09/25/2036	47,474,183
4,070,400	Citigroup Mortgage Loan Trust, Inc., Series 2006-FX1-A6	5.85%	#	10/25/2036	3,259,058
2,263,370	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1-A2D	5.08%	#	03/25/2036	1,697,709
13,572,323	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2D	6.16%	#	05/25/2036	8,719,618
7,580,000	Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3-M1	1.51%	#	10/25/2036	7,511,878
6,005,401	Citigroup Mortgage Loan Trust, Inc., Series 2007-10-1A1A	5.58%	#	04/25/2037	6,102,554
980,718	Citigroup Mortgage Loan Trust, Inc., Series 2007-12-2A1	6.50%	^	10/25/2036	710,336
309,501	Citigroup Mortgage Loan Trust, Inc., Series 2007-2-2A	6.00%		11/25/2036	318,036
28,736,211	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-1A1	5.75%	^	04/25/2047	23,414,477
1,323,457	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-2A2	6.50%	#^	05/25/2037	1,318,294
96,418,857	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2-A1	1.36%	#^	01/25/2037	78,539,427
5,022,348	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5-1A3A	3.34%	#	04/25/2037	4,603,049
5,679,271	Citigroup Mortgage Loan Trust, Inc., Series 2007-OPX1-A3A	5.97%	#	01/25/2037	3,775,001
12,519,157	Citigroup Mortgage Loan Trust, Inc., Series 2007-OXP1-A5A	5.76%	#	01/25/2037	8,323,557
14,746,956	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH3-A2	1.38%	#	06/25/2037	14,728,025
20,000,000	Citigroup Mortgage Loan Trust, Inc., Series 2008-AR4-1A1B	3.57%	#^	11/25/2038	20,128,862
9,671,389	Citigroup Mortgage Loan Trust, Inc., Series 2010-7-9A4	6.00%	#^	10/25/2037	9,158,866
147,382,505	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A4	6.00%	#^	11/25/2036	152,185,376
120,289,767	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-6A4	6.00%	#^	12/25/2036	121,314,419
94,341,590	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-7A4	6.00%	#^	06/25/2037	94,779,618
35,688,127	Citigroup Mortgage Loan Trust, Inc., Series 2014-J2-A1	3.50%	#^	11/25/2044	35,993,368
5,546,479	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	5,247,085
4,919,483	CitiMortgage Alternative Loan Trust, Series 2006-A3-1A13	6.00%		07/25/2036	4,555,617
3,537,192	CitiMortgage Alternative Loan Trust, Series 2006-A4-1A8	6.00%		09/25/2036	3,483,925
1,228,481	CitiMortgage Alternative Loan Trust, Series 2006-A5-2A1	5.50%		10/25/2021	1,250,129
3,827,349	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	3,465,959
6,103,297	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A5	6.00%		01/25/2037	5,666,716
2,975,761	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	2,762,899
7,613,867	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A9	4.18%	#I/FI/O	01/25/2037	1,208,717
6,310,241	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A1	6.00%	#	03/25/2037	5,774,607
14,521,886	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A3	4.18%	#I/FI/O	03/25/2037	2,126,945
5,690,816	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A4	5.75%		03/25/2037	5,127,743
10,456,175	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A3	1.55%	#	04/25/2037	7,646,144
10,456,175	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A4	5.45%	#I/FI/O	04/25/2037	2,049,346
1,509,467	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A11	6.00%		05/25/2037	1,416,971
19,901,227	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A8	6.00%		05/25/2037	18,681,736
682,590	CitiMortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	628,458
7,788,156	COLT Funding LLC, Series 2015-1-A1F	4.00%	#^	12/26/2045	7,810,411
30,855,524	Countrywide Alternative Loan Trust, Series 2004-36CB-1A1	6.00%		02/25/2035	28,820,642
7,358,592	Countrywide Alternative Loan Trust, Series 2005-13CB-A3	5.50%		05/25/2035	7,233,452
5,625,557	Countrywide Alternative Loan Trust, Series 2005-20CB-2A1	1.72%	#	07/25/2035	4,394,692
11,485,512	Countrywide Alternative Loan Trust, Series 2005-20CB-2A2	3.78%	#I/FI/O	07/25/2035	1,389,722
774,073	Countrywide Alternative Loan Trust, Series 2005-20CB-4A1	5.25%		07/25/2020	762,553
4,180,741	Countrywide Alternative Loan Trust, Series 2005-26CB-A11	10.85%	#I/F	07/25/2035	4,441,400
5,811,628	Countrywide Alternative Loan Trust, Series 2005-28CB-1A2	1.97%	#	08/25/2035	4,825,476
2,076,618	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	1,665,709
2,873,898	Countrywide Alternative Loan Trust, Series 2005-46CB-A20	5.50%		10/25/2035	2,787,037
9,074,671	Countrywide Alternative Loan Trust, Series 2005-48T1-A2	5.50%		11/25/2035	7,658,528
3,607,246	Countrywide Alternative Loan Trust, Series 2005-54CB-3A4	5.50%		11/25/2035	3,186,205
34,311,883	Countrywide Alternative Loan Trust, Series 2005-57CB-1A1	5.50%		12/25/2035	31,467,506
698,443	Countrywide Alternative Loan Trust, Series 2005-60T1-A7	27.02%	#I/F	12/25/2035	1,067,078
1,098,412	Countrywide Alternative Loan Trust, Series 2005-64CB-1A14	5.50%		12/25/2035	1,083,446
15,942,074	Countrywide Alternative Loan Trust, Series 2005-64CB-1A4	5.50%		12/25/2035	15,724,868
2,524,223	Countrywide Alternative Loan Trust, Series 2005-73CB-1A5	2.02%	#	01/25/2036	2,177,925
6,350,423	Countrywide Alternative Loan Trust, Series 2005-73CB-1A6	3.48%	#I/FI/O	01/25/2036	637,521
59,668,369	Countrywide Alternative Loan Trust, Series 2005-77T1-1A1	6.00%		02/25/2036	47,892,333
1,407,612	Countrywide Alternative Loan Trust, Series 2005-79CB-A5	5.50%		01/25/2036	1,199,105
39,660,014	Countrywide Alternative Loan Trust, Series 2005-85CB-1A1	6.00%		02/25/2036	31,871,688
3,378,479	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6	17.17%	#I/F	02/25/2036	4,277,348
1,935,469	Countrywide Alternative Loan Trust, Series 2005-86CB-A5	5.50%		02/25/2036	1,672,167
3,893,808	Countrywide Alternative Loan Trust, Series 2005-J10-1A11	5.50%		10/25/2035	3,530,539
886,140	Countrywide Alternative Loan Trust, Series 2005-J10-1A13	1.92%	#	10/25/2035	702,691
415,107	Countrywide Alternative Loan Trust, Series 2005-J10-1A15	5.50%		10/25/2035	376,380
973,364	Countrywide Alternative Loan Trust, Series 2005-J11-1A3	5.50%		11/25/2035	849,629
1,335,120	Countrywide Alternative Loan Trust, Series 2005-J11-6A1	6.50%		09/25/2032	1,307,097
1,250,360	Countrywide Alternative Loan Trust, Series 2005-J13-2A5	1.70%	#	11/25/2035	955,978
2,500,720	Countrywide Alternative Loan Trust, Series 2005-J13-2A6	3.80%	#I/FI/O	11/25/2035	301,578
3,891,000	Countrywide Alternative Loan Trust, Series 2005-J1-5A3	5.50%		02/25/2035	3,920,618
1,695,543	Countrywide Alternative Loan Trust, Series 2005-J1-7A1	5.50%		01/25/2020	1,702,510
1,183,673	Countrywide Alternative Loan Trust, Series 2005-J2-1A5	1.72%	#	04/25/2035	982,781
3,642,070	Countrywide Alternative Loan Trust, Series 2005-J2-1A6	3.78%	#I/FI/O	04/25/2035	397,375
10,896,000	Countrywide Alternative Loan Trust, Series 2005-J3-2A8	1.52%	#	05/25/2035	9,414,423
10,896,000	Countrywide Alternative Loan Trust, Series 2005-J3-2A9	3.98%	#I/FI/O	05/25/2035	1,177,169
4,762,680	Countrywide Alternative Loan Trust, Series 2006-12CB-A3	5.75%	#	05/25/2036	3,945,501
2,365,780	Countrywide Alternative Loan Trust, Series 2006-15CB-A1	6.50%		06/25/2036	1,886,151
1,553,993	Countrywide Alternative Loan Trust, Series 2006-18CB-A12	1.82%	#	07/25/2036	1,037,193
1,553,993	Countrywide Alternative Loan Trust, Series 2006-18CB-A13	4.28%	#I/FI/O	07/25/2036	295,561
7,869,339	Countrywide Alternative Loan Trust, Series 2006-19CB-A12	1.62%	#	08/25/2036	5,669,058
10,671,296	Countrywide Alternative Loan Trust, Series 2006-19CB-A13	4.38%	#I/FI/O	08/25/2036	1,742,345
1,642,792	Countrywide Alternative Loan Trust, Series 2006-19CB-A15	6.00%		08/25/2036	1,457,533
2,648,163	Countrywide Alternative Loan Trust, Series 2006-24CB-A11	5.75%		06/25/2036	2,208,885
7,750,848	Countrywide Alternative Loan Trust, Series 2006-24CB-A14	5.93%	#I/FI/O	06/25/2036	2,056,781
6,215,171	Countrywide Alternative Loan Trust, Series 2006-24CB-A22	6.00%		06/25/2036	5,289,303
6,670,745	Countrywide Alternative Loan Trust, Series 2006-24CB-A5	1.82%	#	06/25/2036	4,498,580
2,496,352	Countrywide Alternative Loan Trust, Series 2006-26CB-A17	6.25%		09/25/2036	2,078,052
3,204,281	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	2,730,678
5,188,731	Countrywide Alternative Loan Trust, Series 2006-29T1-1A2	6.25%		10/25/2036	4,471,952
866,549	Countrywide Alternative Loan Trust, Series 2006-29T1-2A12	38.25%	#I/F	10/25/2036	1,763,509
530,780	Countrywide Alternative Loan Trust, Series 2006-29T1-2A23	28.10%	#I/F	10/25/2036	861,608
5,866,803	Countrywide Alternative Loan Trust, Series 2006-30T1-1A2	6.25%		11/25/2036	5,249,541
3,954,980	Countrywide Alternative Loan Trust, Series 2006-32CB-A1	1.89%	#	11/25/2036	2,656,368
6,596,907	Countrywide Alternative Loan Trust, Series 2006-32CB-A2	4.11%	#I/FI/O	11/25/2036	1,451,730
6,957,464	Countrywide Alternative Loan Trust, Series 2006-36T2-2A1	6.25%		12/25/2036	5,028,687
2,151,036	Countrywide Alternative Loan Trust, Series 2006-39CB-1A10	6.00%		01/25/2037	2,082,118
17,667,210	Countrywide Alternative Loan Trust, Series 2006-39CB-2A2	5.33%	#I/FI/O	01/25/2037	4,713,333
6,016,519	Countrywide Alternative Loan Trust, Series 2006-39CB-2A4	1.67%	#	01/25/2037	1,332,045
3,188,883	Countrywide Alternative Loan Trust, Series 2006-40T1-1A11	6.00%		01/25/2037	2,892,750
5,427,366	Countrywide Alternative Loan Trust, Series 2006-40T1-1A4	4.23%	#I/FI/O	01/25/2037	832,936
5,788,650	Countrywide Alternative Loan Trust, Series 2006-41CB-1A10	6.00%		01/25/2037	5,157,718
6,095,574	Countrywide Alternative Loan Trust, Series 2006-41CB-1A9	6.00%		01/25/2037	5,431,188
5,306,979	Countrywide Alternative Loan Trust, Series 2006-45T1-1A4	1.82%	#	02/25/2037	2,412,751
5,306,979	Countrywide Alternative Loan Trust, Series 2006-45T1-1A5	4.18%	#I/FI/O	02/25/2037	817,854
1,755,391	Countrywide Alternative Loan Trust, Series 2006-6CB-1A4	5.50%		05/25/2036	1,607,884
10,592,713	Countrywide Alternative Loan Trust, Series 2006-J1-1A3	5.50%		02/25/2036	9,682,719
5,220,756	Countrywide Alternative Loan Trust, Series 2006-J1-A10	5.50%		02/25/2036	4,772,253
1,973,064	Countrywide Alternative Loan Trust, Series 2006-J4-2A2	6.00%		07/25/2036	1,738,563
1,180,063	Countrywide Alternative Loan Trust, Series 2007-11T1-A24	32.60%	#I/F	05/25/2037	2,141,774
18,971,367	Countrywide Alternative Loan Trust, Series 2007-15CB-A1	6.00%		07/25/2037	17,380,952
13,026,871	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1	1.67%	#	08/25/2037	7,251,308
3,772,256	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2	44.45%	#I/F	08/25/2037	8,023,610
7,373,938	Countrywide Alternative Loan Trust, Series 2007-16CB-4A7	6.00%		08/25/2037	6,979,328
11,276,378	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10	24.31%	#I/F	08/25/2037	17,250,530
1,716,833	Countrywide Alternative Loan Trust, Series 2007-18CB-2A25	6.00%		08/25/2037	1,562,556
1,073,892	Countrywide Alternative Loan Trust, Series 2007-19-1A10	31.70%	#I/F	08/25/2037	2,076,977
15,783,906	Countrywide Alternative Loan Trust, Series 2007-19-1A4	6.00%		08/25/2037	12,939,408
36,727,029	Countrywide Alternative Loan Trust, Series 2007-19-2A1	6.50%		08/25/2037	24,025,636
5,454,235	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2	23.54%	#I/F	09/25/2037	7,270,638
26,006,640	Countrywide Alternative Loan Trust, Series 2007-22-2A16	6.50%		09/25/2037	18,638,514
13,899,767	Countrywide Alternative Loan Trust, Series 2007-23CB-A3	1.72%	#	09/25/2037	8,932,200
19,726,651	Countrywide Alternative Loan Trust, Series 2007-23CB-A4	5.28%	#I/FI/O	09/25/2037	4,448,389
16,621,912	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	5,073,603
7,246,565	Countrywide Alternative Loan Trust, Series 2007-5CB-1A18	4.43%	#I/FI/O	04/25/2037	1,270,084
7,246,565	Countrywide Alternative Loan Trust, Series 2007-5CB-1A23	1.77%	#	04/25/2037	4,909,601
6,022,234	Countrywide Alternative Loan Trust, Series 2007-6-A4	5.75%		04/25/2047	5,335,612
492,697	Countrywide Alternative Loan Trust, Series 2007-8CB-A12	32.90%	#I/F	05/25/2037	958,211
525,946	Countrywide Alternative Loan Trust, Series 2007-8CB-A8	32.78%	#I/F	05/25/2037	1,019,277
780,493	Countrywide Alternative Loan Trust, Series 2007-9T1-1A4	1.72%	#	05/25/2037	390,392
780,493	Countrywide Alternative Loan Trust, Series 2007-9T1-1A5	4.28%	#I/FI/O	05/25/2037	150,408
21,378,768	Countrywide Alternative Loan Trust, Series 2007-9T1-1A6	6.00%		05/25/2037	15,838,497
2,258,006	Countrywide Alternative Loan Trust, Series 2007-9T1-2A1	6.00%		05/25/2037	1,694,362
335,663	Countrywide Alternative Loan Trust, Series 2007-9T1-3A1	5.50%		05/25/2022	247,257
61,374,667	Countrywide Alternative Loan Trust, Series 2007-HY2-1A	3.29%	#	03/25/2047	54,536,891
4,278,446	Countrywide Alternative Loan Trust, Series 2007-HY5R-2A1B	3.06%	#	03/25/2047	4,264,359
3,994,855	Countrywide Asset-Backed Certificates, Series 2003-BC6-M1	2.04%	#	11/25/2033	3,880,752
1,203,710	Countrywide Asset-Backed Certificates, Series 2005-13-AF3	4.74%	#	04/25/2036	1,119,363
23,200,000	Countrywide Asset-Backed Certificates, Series 2005-4-AF5B	4.78%	#	10/25/2035	23,001,870
222,161	Countrywide Home Loans, Series 2002-32-2A6	5.00%		01/25/2018	222,719
3,055,101	Countrywide Home Loans, Series 2003-60-4A1	3.47%	#	02/25/2034	3,059,127
3,273,843	Countrywide Home Loans, Series 2004-R2-1AF1	1.64%	#^	11/25/2034	2,917,775
3,185,441	Countrywide Home Loans, Series 2004-R2-1AS	5.12%	#^I/O	11/25/2034	446,308
6,674,752	Countrywide Home Loans, Series 2005-20-A5	5.50%		10/25/2035	6,465,258
4,822,770	Countrywide Home Loans, Series 2005-20-A8	5.25%		10/25/2035	4,706,339
14,099,406	Countrywide Home Loans, Series 2005-23-A1	5.50%		11/25/2035	13,070,220
4,033,300	Countrywide Home Loans, Series 2005-24-A8	5.50%		11/25/2035	3,622,871
1,166,874	Countrywide Home Loans, Series 2005-27-2A1	5.50%		12/25/2035	1,008,917
2,049,089	Countrywide Home Loans, Series 2005-28-A7	5.25%		01/25/2019	1,854,919
25,228,540	Countrywide Home Loans, Series 2005-HYB1-4A1	3.33%	#	03/25/2035	23,783,293
3,261,581	Countrywide Home Loans, Series 2005-HYB8-1A1	3.31%	#	12/20/2035	2,757,555
4,482,678	Countrywide Home Loans, Series 2005-J3-2A4	4.50%		09/25/2035	4,272,098
3,255,791	Countrywide Home Loans, Series 2005-J4-A5	5.50%		11/25/2035	3,181,272
1,018,717	Countrywide Home Loans, Series 2005-R1-1AF1	1.58%	#^	03/25/2035	905,730
991,125	Countrywide Home Loans, Series 2005-R1-1AS	5.20%	#^I/O	03/25/2035	122,563
7,475,682	Countrywide Home Loans, Series 2006-16-2A1	6.50%		11/25/2036	6,305,580
8,392,399	Countrywide Home Loans, Series 2006-1-A2	6.00%		03/25/2036	7,216,203
3,038,326	Countrywide Home Loans, Series 2006-20-1A21	6.00%		02/25/2037	2,784,843
1,960,523	Countrywide Home Loans, Series 2006-J3-A4	5.50%		05/25/2036	1,983,223
8,110,978	Countrywide Home Loans, Series 2007-10-A7	6.00%		07/25/2037	7,020,884
27,568,391	Countrywide Home Loans, Series 2007-11-A1	6.00%		08/25/2037	23,454,051
16,230,621	Countrywide Home Loans, Series 2007-12-A9	5.75%		08/25/2037	14,816,145
7,414,345	Countrywide Home Loans, Series 2007-13-A1	6.00%		08/25/2037	6,505,428
8,684,513	Countrywide Home Loans, Series 2007-13-A110	6.00%		08/25/2037	7,619,888
8,452,001	Countrywide Home Loans, Series 2007-15-1A1	6.25%		09/25/2037	7,831,984
932,014	Countrywide Home Loans, Series 2007-15-1A16	6.25%		09/25/2037	863,644
4,153,175	Countrywide Home Loans, Series 2007-15-1A29	6.25%		09/25/2037	3,840,018
8,961,496	Countrywide Home Loans, Series 2007-17-1A2	6.00%		10/25/2037	8,652,279
1,112,914	Countrywide Home Loans, Series 2007-18-1A1	6.00%		11/25/2037	1,004,862
8,822,538	Countrywide Home Loans, Series 2007-3-A1	6.00%		04/25/2037	7,632,138
3,397,871	Countrywide Home Loans, Series 2007-3-A12	6.00%		04/25/2037	2,939,406
6,372,350	Countrywide Home Loans, Series 2007-4-1A39	6.00%		05/25/2037	5,331,709
3,092,114	Countrywide Home Loans, Series 2007-5-A2	5.75%		05/25/2037	2,826,163
10,976,035	Countrywide Home Loans, Series 2007-7-A1	6.00%		06/25/2037	10,151,508
3,290,240	Countrywide Home Loans, Series 2007-7-A2	5.75%		06/25/2037	3,004,860
9,235,622	Countrywide Home Loans, Series 2007-8-1A4	6.00%		01/25/2038	7,788,883
4,846,821	Countrywide Home Loans, Series 2007-8-1A5	5.44%		01/25/2038	3,915,344
11,253,297	Countrywide Home Loans, Series 2007-8-1A9	6.00%	#	01/25/2038	9,490,494
1,936,464	Countrywide Home Loans, Series 2007-9-A11	5.75%		07/25/2037	1,827,237
13,013,248	Countrywide Home Loans, Series 2007-HY1-1A1	3.55%	#	04/25/2037	12,764,229
26,814,174	Countrywide Home Loans, Series 2007-J1-2A1	6.00%		02/25/2037	20,331,466
753,644	Countrywide Home Loans, Series 2007-J3-A1	1.72%	#	07/25/2037	460,164
3,768,220	Countrywide Home Loans, Series 2007-J3-A2	4.28%	#I/FI/O	07/25/2037	522,866
5,171,718	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-3-A4B	6.11%	#	11/25/2036	2,129,778
3,324,968	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-4-A6A	5.68%	#	12/25/2036	1,669,609
11,291,227	Credit Suisse First Boston Mortgage Backed Trust, Series 2007-1-1A1A	5.90%	#	05/25/2037	5,501,289
112,510	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-AR8-2A1	3.10%	#	09/25/2034	111,869
3,114,684	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A4	5.50%		11/25/2035	3,066,031
924,507	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	910,065
15,323,283	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-5A1	5.25%		01/25/2036	14,684,964
10,620,370	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-7A1	7.00%		01/25/2036	4,248,419
6,225,339	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-3A10	5.50%		09/25/2035	6,294,886
5,232,159	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-7A1	7.00%		09/25/2035	4,121,864
2,737,950	Credit Suisse Mortgage Capital Certificates, Series 2005-1R-2A5	5.75%	^	12/26/2035	2,445,645
19,582,162	Credit Suisse Mortgage Capital Certificates, Series 2006-1-2A1	6.00%		02/25/2036	14,397,201
3,030,692	Credit Suisse Mortgage Capital Certificates, Series 2006-2-3A1	6.50%		03/25/2036	1,796,374
3,568,174	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A1	1.92%	#	03/25/2036	2,149,429
19,944,451	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A2	4.08%	#I/FI/O	03/25/2036	3,612,341
4,154,401	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A3	6.25%		03/25/2036	3,219,979
11,243,472	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A4	6.00%		03/25/2036	8,576,009
4,976,866	Credit Suisse Mortgage Capital Certificates, Series 2006-3-4A3	5.50%		04/25/2036	4,630,605
3,008,643	Credit Suisse Mortgage Capital Certificates, Series 2006-3-4A4	5.50%		04/25/2036	2,805,836
4,415,463	Credit Suisse Mortgage Capital Certificates, Series 2006-4-1A8	6.00%	#	05/25/2036	3,813,370
22,037,899	Credit Suisse Mortgage Capital Certificates, Series 2006-4-4A1	7.00%		05/25/2036	10,248,793
14,858,314	Credit Suisse Mortgage Capital Certificates, Series 2006-4-6A1	6.00%		05/25/2036	11,660,985
12,486,708	Credit Suisse Mortgage Capital Certificates, Series 2006-6-1A4	6.00%		07/25/2036	10,161,928
11,385,350	Credit Suisse Mortgage Capital Certificates, Series 2006-6-3A1	7.00%		07/25/2036	3,742,829
286,385	Credit Suisse Mortgage Capital Certificates, Series 2006-7-3A11	6.00%		08/25/2036	242,548
4,333,849	Credit Suisse Mortgage Capital Certificates, Series 2006-7-7A5	6.00%		08/25/2036	4,201,171
7,886,886	Credit Suisse Mortgage Capital Certificates, Series 2006-9-2A1	5.50%		11/25/2036	7,459,160
26,411,534	Credit Suisse Mortgage Capital Certificates, Series 2006-9-3A1	6.00%		11/25/2036	25,238,006
7,336,628	Credit Suisse Mortgage Capital Certificates, Series 2006-9-4A1	6.00%		11/25/2036	6,147,033
6,819,467	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A14	6.00%		11/25/2036	6,641,358
1,108,045	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A15	33.76%	#I/F	11/25/2036	2,019,580
11,624,015	Credit Suisse Mortgage Capital Certificates, Series 2007-1-1A4	6.13%	#	02/25/2037	5,673,755
9,530,547	Credit Suisse Mortgage Capital Certificates, Series 2007-1-3A1	6.00%		02/25/2022	6,131,631
6,434,239	Credit Suisse Mortgage Capital Certificates, Series 2007-1-5A14	6.00%		02/25/2037	6,023,285
100,563	Credit Suisse Mortgage Capital Certificates, Series 2007-2-2A1	5.00%		03/25/2037	99,321
10,007,188	Credit Suisse Mortgage Capital Certificates, Series 2007-3-2A10	6.00%		04/25/2037	8,001,800
6,485,072	Credit Suisse Mortgage Capital Certificates, Series 2007-5-2A5	5.00%		08/25/2037	6,346,450
51,306,813	Credit Suisse Mortgage Capital Certificates, Series 2007-5-3A19	6.00%		08/25/2037	52,248,560
23,123,203	Credit Suisse Mortgage Capital Certificates, Series 2007-5-3A9	6.00%		08/25/2037	22,619,591
11,128,592	Credit Suisse Mortgage Capital Certificates, Series 2008-2R-1A1	6.00%	^	07/25/2037	10,449,916
3,880,975	Credit Suisse Mortgage Capital Certificates, Series 2009-1R-4A2	3.80%	#^	07/20/2035	3,894,000
5,988,117	Credit Suisse Mortgage Capital Certificates, Series 2010-13R-1A2	5.50%	#^	12/26/2035	6,104,182
93,898,000	Credit Suisse Mortgage Capital Certificates, Series 2010-17R-6A1	2.97%	#^	06/26/2037	94,654,217
20,289,934	Credit Suisse Mortgage Capital Certificates, Series 2010-2R-4A17	6.00%	#^	03/26/2037	20,238,449
41,985,909	Credit Suisse Mortgage Capital Certificates, Series 2010-4R-3A17	6.00%	#^	06/26/2037	42,195,838
20,729,743	Credit Suisse Mortgage Capital Certificates, Series 2010-4R-8A17	6.00%	#^	06/26/2037	20,713,634
5,464,900	Credit Suisse Mortgage Capital Certificates, Series 2010-6R-2A6A	6.25%	^	07/26/2037	5,564,429
16,361,247	Credit Suisse Mortgage Capital Certificates, Series 2010-7R-4A17	6.00%	#^	04/26/2037	16,602,052
30,615,883	Credit Suisse Mortgage Capital Certificates, Series 2010-9R-2A5	4.00%	^	02/27/2038	31,472,800
55,267,207	Credit Suisse Mortgage Capital Certificates, Series 2013-6-1A1	2.50%	#^	07/25/2028	54,580,683
50,833,224	Credit Suisse Mortgage Capital Certificates, Series 2013-9R-A1	3.00%	#^	05/27/2043	48,797,780
34,861,294	Credit Suisse Mortgage Capital Certificates, Series 2013-IVR4-A11	3.48%	#^	07/25/2043	34,719,391
24,661,138	Credit Suisse Mortgage Capital Certificates, Series 2013-IVR4-A2	3.00%	#^	07/25/2043	24,172,744
53,340,384	Credit Suisse Mortgage Capital Certificates, Series 2014-CIM1-A3	3.16%	#^	01/25/2058	53,832,630
6,517,670	Credit Suisse Mortgage Capital Certificates, Series 2014-WIN1-2A4	3.00%	#^	09/25/2044	6,481,419
94,343,199	Credit Suisse Mortgage Capital Certificates, Series 2015-1-A1	2.50%	#^	01/25/2045	92,232,931
139,502,135	Credit Suisse Mortgage Capital Certificates, Series 2015-PR2-A1	4.25%	#^	07/26/2055	141,472,714
80,470,767	Credit Suisse Mortgage Capital Certificates, Series 2015-RPL1-A1	3.63%	#^	02/25/2057	80,883,840
91,903,327	Credit Suisse Mortgage Capital Certificates, Series 2015-RPL2-A1A	3.75%	#^	11/25/2057	92,901,719
25,368,823	Credit Suisse Mortgage Capital Certificates, Series 2015-RPL3-A1	3.75%	#^	12/25/2056	25,458,814
32,313,330	Credit Suisse Mortgage Capital Certificates, Series 2016-PR1-A1	5.07%	#^	07/25/2056	32,411,048
88,401,085	Credit Suisse Mortgage Trust, Series 2017-1A-A	4.50%	^	03/25/2021	88,684,676
80,481,700	Credit Suisse Mortgage Trust, Series 2017-6R1-A1	2.72%	#^	03/06/2047	80,481,700
198,721	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB6-A4	3.72%	#	06/25/2035	198,312
9,750,000	Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1-A3	5.83%	#^	12/25/2036	9,835,219
28,402,225	CSMC Mortgage Securities Trust, Series 2017-3R-1A1	3.05%	#^	03/06/2047	28,510,523
8,577,009	CSMLT Trust, Series 2015-1-A9	3.50%	#^	05/25/2045	8,730,711
46,117,955	CSMLT Trust, Series 2015-2-A7	3.50%	#^	08/25/2045	46,720,786
16,464,297	CSMLT Trust, Series 2015-3-1A2	3.50%	#^	11/25/2045	16,812,259
19,127,492	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-4-A5	5.50%	#	09/25/2035	17,602,407
1,259,797	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-1A6	27.02%	#I/F	11/25/2035	1,794,963
1,299,342	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A1	1.42%	#	11/25/2035	783,581
3,921,556	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A2	4.08%	#I/FI/O	11/25/2035	654,485
13,807,832	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6-2A1	5.50%		12/25/2035	12,301,169
19,914,241	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-1-1A3A	1.43%	#	08/25/2037	19,187,319
34,266,144	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-2-2A1	1.52%	#	09/25/2047	28,605,579
18,249,370	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA5-A1B	1.44%	#	08/25/2047	16,564,814
1,078,442	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2-A2	5.61%	#	06/25/2036	918,011
2,092,948	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01%	#	10/25/2036	1,994,470
29,226,284	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A2	5.65%	#	10/25/2036	27,776,271
2,082,021	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3	5.90%	#	10/25/2036	1,984,227
3,060,586	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3A1	5.90%	#	10/25/2036	2,916,830
6,086,930	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A6A1	5.87%	#	10/25/2036	5,801,174
15,121,053	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1	10.50%	#^I/F	04/15/2036	16,402,717
6,524,548	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI1	10.49%	#^I/F	04/15/2036	7,289,371
10,634,230	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2	12.39%	#^I/F	04/15/2036	12,476,819
616,841	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI1	15.87%	#^I/F	04/15/2036	755,042
5,381,841	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI3	10.95%	#^I/F	04/15/2036	5,775,600
89,123,914	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4	10.50%	#^I/F	04/15/2036	94,613,965
926,340	First Franklin Mortgage Loan Trust, Series 2006-FF1-2A3	1.46%	#	01/25/2036	927,831
10,038,382	First Franklin Mortgage Loan Trust, Series 2006-FF3-A2B	1.42%	#	02/25/2036	9,949,198
10,940,600	First Horizon Alternative Mortgage Securities, Series 2005-AA4-1A1	3.13%	#	05/25/2035	9,141,042
6,208,265	First Horizon Alternative Mortgage Securities, Series 2005-FA5-1A4	5.50%		08/25/2035	5,663,764
8,934,452	First Horizon Alternative Mortgage Securities, Series 2005-FA8-1A4	5.50%		11/25/2035	8,073,097
743,160	First Horizon Alternative Mortgage Securities, Series 2005-FA8-2A1	5.00%		11/25/2020	748,931
6,707,677	First Horizon Alternative Mortgage Securities, Series 2005-FA9-A4A	5.50%		12/25/2035	5,843,669
4,831,725	First Horizon Alternative Mortgage Securities, Series 2006-AA3-A1	3.22%	#	06/25/2036	3,972,779
3,975,621	First Horizon Alternative Mortgage Securities, Series 2006-FA1-1A12	6.00%		04/25/2036	3,435,779
191,723	First Horizon Alternative Mortgage Securities, Series 2006-FA1-1A6	1.97%	#	04/25/2036	187,361
2,675,398	First Horizon Alternative Mortgage Securities, Series 2006-FA2-1A5	6.00%		05/25/2036	2,158,650
730,392	First Horizon Alternative Mortgage Securities, Series 2006-FA7-A8	6.25%		12/25/2036	629,899
3,700,750	First Horizon Alternative Mortgage Securities, Series 2006-FA8-1A5	6.00%		02/25/2037	3,054,554
7,829,596	First Horizon Alternative Mortgage Securities, Series 2006-RE1-A1	5.50%		05/25/2035	6,926,106
22,650,788	First Horizon Alternative Mortgage Securities, Series 2007-FA3-A3	6.00%		06/25/2037	17,742,453
1,165,499	First Horizon Alternative Mortgage Securities, Series 2007-FA3-A4	6.00%		06/25/2037	912,940
1,253,782	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A13	6.25%		08/25/2037	990,832
3,870,519	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A4	6.25%		08/25/2037	3,058,772
1,818,588	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A5	6.25%		08/25/2037	1,437,184
2,529,778	First Horizon Asset Securities, Inc., Series 2006-1-1A2	6.00%		05/25/2036	2,318,520
6,270,689	First Horizon Asset Securities, Inc., Series 2007-1-A3	6.00%		03/25/2037	5,580,767
4,215,981	First Horizon Asset Securities, Inc., Series 2007-4-1A1	6.00%		08/25/2037	3,569,129
51,219,288	GCAT LLC, Series 2016-1-A1	4.50%	#^	03/25/2021	51,629,155
28,677,844	GCAT LLC, Series 2017-1-A1	3.38%	#^	03/25/2047	28,688,736
46,273,000	GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2-A2D	1.54%	#	12/25/2035	41,208,698
5,082,435	GMACM Mortgage Loan Trust, Series 2003-AR1-A5	3.82%	#	10/19/2033	5,147,908
7,330,399	GMACM Mortgage Loan Trust, Series 2005-AR5-3A1	3.74%	#	09/19/2035	7,031,109
9,374,399	GMACM Mortgage Loan Trust, Series 2005-J1-A14	5.50%		12/25/2035	9,059,859
42,516,037	GreenPoint Mortgage Funding Trust, Series 2005-AR3-2A1	1.48%	#	08/25/2045	28,501,289
1,613,371	GS Mortgage Securities Corporation, Series 2008-2R-1A1	7.50%	#^	09/25/2036	1,260,320
5,585,477	GS Mortgage Securities Corporation, Series 2009-3R-1A2	6.00%	#^	04/25/2037	5,282,581
253,349	GSAA Home Equity Trust, Series 2005-12-AF3	5.07%	#	09/25/2035	217,078
22,792,272	GSAA Home Equity Trust, Series 2005-7-AF3	4.75%	#	05/25/2035	22,994,015
11,351,531	GSAA Home Equity Trust, Series 2006-10-AF3	5.98%	#	06/25/2036	6,220,084
8,124,486	GSAA Home Equity Trust, Series 2006-10-AF4	6.30%	#	06/25/2036	4,449,786
15,143,278	GSAA Home Equity Trust, Series 2006-15-AF4	5.96%	#	09/25/2036	7,885,445
2,580,820	GSAA Home Equity Trust, Series 2006-18-AF3A	5.77%	#	11/25/2036	1,479,162
5,581,678	GSAA Home Equity Trust, Series 2006-18-AF6	5.68%	#	11/25/2036	2,879,869
6,455,600	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	5,545,112
3,669,921	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	2,720,830
29,659,743	GSAMP Trust, Series 2006-HE6-A3	1.37%	#	08/25/2036	24,554,551
14,231,308	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AF	1.57%	#^	03/25/2035	12,674,795
14,231,308	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AS	3.77%	#^I/O	03/25/2035	1,271,102
8,216,009	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AF	1.57%	#^	09/25/2035	7,219,964
8,216,009	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AS	3.62%	#^I/O	09/25/2035	892,398
31,597,015	GSMPS Mortgage Loan Trust, Series 2006-RP1-1AS	3.52%	#^I/O	01/25/2036	3,505,269
31,597,015	GSMPS Mortgage Loan Trust, Series 2006-RP1-AF1	1.57%	#^	01/25/2036	27,188,445
9,017,647	GSMSC Pass-Through Trust, Series 2009-3R-3A2	5.75%	#^	04/25/2037	8,946,655
2,633,641	GSR Mortgage Loan Trust, Series 2005-1F-1A2	5.50%		02/25/2035	2,679,769
4,975,873	GSR Mortgage Loan Trust, Series 2005-1F-3A3	6.00%		01/25/2035	5,036,468
789,641	GSR Mortgage Loan Trust, Series 2005-6F-3A5	6.00%		07/25/2035	834,633
7,730,518	GSR Mortgage Loan Trust, Series 2005-6F-3A9	5.68%	#I/FI/O	07/25/2035	931,333
692,494	GSR Mortgage Loan Trust, Series 2005-6F-4A1	1.72%	#	07/25/2035	651,115
469,920	GSR Mortgage Loan Trust, Series 2005-7F-3A1	1.72%	#	09/25/2035	443,117
11,926,979	GSR Mortgage Loan Trust, Series 2005-8F-3A5	6.00%		11/25/2035	9,638,894
4,151,445	GSR Mortgage Loan Trust, Series 2005-8F-4A1	6.00%		11/25/2035	3,786,344
1,321,259	GSR Mortgage Loan Trust, Series 2006-1F-1A2	5.50%		02/25/2036	1,272,909
1,006,855	GSR Mortgage Loan Trust, Series 2006-2F-2A3	5.75%		02/25/2036	964,919
3,929,770	GSR Mortgage Loan Trust, Series 2006-2F-3A3	6.00%		02/25/2036	3,279,221
4,719,440	GSR Mortgage Loan Trust, Series 2006-2F-3A6	6.00%		02/25/2036	3,938,167
13,358,344	GSR Mortgage Loan Trust, Series 2006-6F-2A3	6.00%		07/25/2036	11,446,846
6,632,422	GSR Mortgage Loan Trust, Series 2006-7F-3A4	6.25%		08/25/2036	4,737,857
8,188,244	GSR Mortgage Loan Trust, Series 2006-9F-2A1	6.00%		10/25/2036	8,111,682
22,842,435	GSR Mortgage Loan Trust, Series 2006-9F-4A1	6.50%		10/25/2036	20,952,191
104,189	GSR Mortgage Loan Trust, Series 2006-9F-8A1	5.50%		08/25/2021	98,425
1,608,088	GSR Mortgage Loan Trust, Series 2006-OA1-2A1	1.41%	#	08/25/2046	1,617,683
1,638,520	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	1,591,811
2,812,142	GSR Mortgage Loan Trust, Series 2007-4F-1A1	5.00%		07/25/2037	2,689,427
34,434,951	GSR Mortgage Loan Trust, Series 2007-4F-3A11	6.00%		07/25/2037	31,507,074
1,824,527	HarborView Mortgage Loan Trust, Series 2005-14-3A1A	3.52%	#	12/19/2035	1,775,279
8,784,564	HarborView Mortgage Loan Trust, Series 2006-10-2A1A	1.39%	#	11/19/2036	8,282,840
19,203,779	HarborView Mortgage Loan Trust, Series 2006-11-A1A	1.38%	#	12/19/2036	16,644,728
1,400,063	Home Equity Asset Trust, Series 2003-3-M1	2.51%	#	08/25/2033	1,383,592
556,447	Home Equity Asset Trust, Series 2004-7-M2	2.21%	#	01/25/2035	531,772
15,000,000	Home Equity Loan Trust, Series 2007-FRE1-2AV2	1.38%	#	04/25/2037	14,873,860
1,599,884	HomeBanc Mortgage Trust, Series 2005-1-M2	1.71%	#	03/25/2035	1,411,572
22,688,664	HomeBanc Mortgage Trust, Series 2005-3-A1	1.46%	#	07/25/2035	22,429,432
1,527,886	HomeBanc Mortgage Trust, Series 2006-1-3A1	3.24%	#	04/25/2037	1,509,731
32,795,360	HSI Asset Loan Obligation Trust, Series 2007-2-3A6	6.00%		09/25/2037	24,810,182
4,390,031	HSI Asset Loan Obligation Trust, Series 2007-AR1-3A1	3.25%	#	01/25/2037	3,894,213
865,278	IMPAC Trust, Series 2002-9F-A1	5.22%	#	12/25/2032	871,217
2,426,558	IndyMac Mortgage Loan Trust, Series 2006-AR2-1A1	3.33%	#	09/25/2036	2,238,461
6,176,049	IndyMac Mortgage Loan Trust, Series 2006-AR2-4A1	3.30%	#	09/25/2036	5,388,936
26,395,773	IndyMac Mortgage Loan Trust, Series 2006-AR3-1A1	3.50%	#	12/25/2036	24,769,854
8,654,896	IndyMac Mortgage Loan Trust, Series 2006-AR7-3A1	3.49%	#	05/25/2036	7,500,909
5,426,775	IndyMac Mortgage Loan Trust, Series 2007-A1-A1	6.00%		08/25/2037	4,600,532
3,972,823	IndyMac Mortgage Loan Trust, Series 2007-A1-A7	6.00%		08/25/2037	3,367,949
24,748,385	IndyMac Mortgage Loan Trust, Series 2007-A3-A1	6.25%		11/25/2037	20,125,726
12,447,853	IndyMac Mortgage Loan Trust, Series 2007-AR1-3A1	3.43%	#	03/25/2037	11,897,349
6,327,607	IndyMac Mortgage Loan Trust, Series 2007-AR3-3A1	3.50%	#	07/25/2037	5,801,805
551,822	IndyMac Mortgage Loan Trust, Series 2007-F2-1A2	6.00%		07/25/2037	505,516
26,664,447	IndyMac Mortgage Loan Trust, Series 2007-F2-2A1	6.50%		07/25/2037	17,860,508
1,147,267	Jefferies & Company, Inc., Series 2010-R1-1A1	6.00%	#^	03/26/2037	1,164,297
8,164,095	Jefferies & Company, Inc., Series 2010-R4-1A4	6.00%	#^	10/26/2036	8,393,469
13,399,177	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	13,059,306
4,295,490	JP Morgan Alternative Loan Trust, Series 2005-S1-2A9	6.00%		12/25/2035	4,186,535
4,316,869	JP Morgan Alternative Loan Trust, Series 2006-S1-1A8	5.75%		03/25/2036	3,903,925
15,399,274	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.19%	#	05/25/2036	12,902,890
4,858,084	JP Morgan Alternative Loan Trust, Series 2006-S4-A3A	5.78%	#	12/25/2036	5,134,723
26,255,708	JP Morgan Alternative Loan Trust, Series 2006-S4-A4	5.96%	#	12/25/2036	25,013,128
12,375,290	JP Morgan Mortgage Acquisition Corporation, Series 2006-CH2-AF3	5.46%	#	10/25/2036	9,573,980
4,403,595	JP Morgan Mortgage Acquisition Corporation, Series 2006-WF1-A5	6.41%	#	07/25/2036	2,519,122
23,000,000	JP Morgan Mortgage Acquisition Corporation, Series 2007-CH1-AF5	4.98%	#	11/25/2036	22,659,138
1,468,144	JP Morgan Mortgage Trust, Series 2005-A6-5A1	3.10%	#	08/25/2035	1,383,354
1,976,560	JP Morgan Mortgage Trust, Series 2005-S2-2A13	5.50%		09/25/2035	1,993,351
1,653,152	JP Morgan Mortgage Trust, Series 2006-S2-3A3	6.00%		07/25/2036	1,362,433
4,940,191	JP Morgan Mortgage Trust, Series 2006-S3-1A2	6.00%		08/25/2036	4,546,539
10,191,625	JP Morgan Mortgage Trust, Series 2006-S3-1A21	1.60%	#	08/25/2036	5,143,885
10,191,625	JP Morgan Mortgage Trust, Series 2006-S3-1A22	5.90%	#I/FI/O	08/25/2036	3,340,114
2,301,953	JP Morgan Mortgage Trust, Series 2006-S3-1A9	6.00%		08/25/2036	2,118,548
9,274,532	JP Morgan Mortgage Trust, Series 2006-S4-A8	1.60%	#	01/25/2037	5,371,150
9,274,532	JP Morgan Mortgage Trust, Series 2006-S4-A9	5.40%	#I/FI/O	01/25/2037	2,427,104
2,745,534	JP Morgan Mortgage Trust, Series 2007-A2-2A1	3.42%	#	04/25/2037	2,486,776
11,551,846	JP Morgan Mortgage Trust, Series 2007-S1-2A6	6.00%		03/25/2037	9,571,832
4,489,089	JP Morgan Mortgage Trust, Series 2007-S3-1A1	5.50%		08/25/2037	4,013,469
8,017,132	JP Morgan Mortgage Trust, Series 2007-S3-1A35	6.00%		08/25/2037	7,063,512
1,358,190	JP Morgan Mortgage Trust, Series 2007-S3-1A9	6.00%		08/25/2037	1,196,326
7,392,204	JP Morgan Mortgage Trust, Series 2007-S3-1A96	6.00%		08/25/2037	6,520,596
8,419,317	JP Morgan Mortgage Trust, Series 2007-S3-1A97	6.00%		08/25/2037	7,427,982
1,143,572	JP Morgan Mortgage Trust, Series 2007-S3-2A2	5.50%		08/25/2022	1,127,739
11,171,492	JP Morgan Resecuritization Trust, Series 2009-4-3A2	6.00%	^	02/26/2037	9,786,838
20,538,632	JP Morgan Resecuritization Trust, Series 2010-1-1A4	6.00%	^	02/26/2037	17,959,666
16,974,578	JP Morgan Resecuritization Trust, Series 2010-2-3A9	6.00%	^	07/26/2036	17,050,154
176,932	JP Morgan Resecuritization Trust, Series 2010-8-2A3	3.27%	#^	11/26/2034	178,013
1,033,316	JP Morgan Resecuritization Trust, Series 2012-2-3A3	2.94%	#^	10/26/2036	1,041,748
3,799,089	Lehman Mortgage Trust, Series 2005-2-3A5	5.50%		12/25/2035	3,381,164
3,548,351	Lehman Mortgage Trust, Series 2005-2-5A5	5.75%		12/25/2035	3,339,335
4,964,510	Lehman Mortgage Trust, Series 2005-3-2A1	6.00%		01/25/2036	4,601,526
422,747	Lehman Mortgage Trust, Series 2005-3-2A3	5.50%		01/25/2036	381,843
2,270,550	Lehman Mortgage Trust, Series 2005-3-2A7	6.00%		01/25/2036	2,104,537
2,062,478	Lehman Mortgage Trust, Series 2006-1-1A1	1.97%	#	02/25/2036	1,484,408
6,187,433	Lehman Mortgage Trust, Series 2006-1-1A2	3.53%	#I/FI/O	02/25/2036	1,187,255
7,342,213	Lehman Mortgage Trust, Series 2006-1-3A1	1.97%	#	02/25/2036	6,692,420
7,342,213	Lehman Mortgage Trust, Series 2006-1-3A2	3.53%	#I/FI/O	02/25/2036	657,113
4,730,525	Lehman Mortgage Trust, Series 2006-1-3A4	5.50%		02/25/2036	4,867,095
4,217,952	Lehman Mortgage Trust, Series 2006-4-1A3	4.18%	#I/FI/O	08/25/2036	732,174
2,680,839	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	2,609,940
7,697,047	Lehman Mortgage Trust, Series 2006-5-2A1	1.57%	#	09/25/2036	2,970,882
16,032,865	Lehman Mortgage Trust, Series 2006-5-2A2	5.93%	#I/FI/O	09/25/2036	5,104,874
12,051,296	Lehman Mortgage Trust, Series 2006-6-3A9	5.50%		10/25/2036	10,767,689
4,193,694	Lehman Mortgage Trust, Series 2006-6-4A5	6.00%		12/25/2036	3,942,704
3,973,407	Lehman Mortgage Trust, Series 2006-7-2A2	1.67%	#	11/25/2036	1,700,838
13,664,609	Lehman Mortgage Trust, Series 2006-7-2A5	5.33%	#I/FI/O	11/25/2036	4,213,350
3,344,847	Lehman Mortgage Trust, Series 2006-9-1A19	25.09%	#I/F	01/25/2037	4,844,983
3,689,312	Lehman Mortgage Trust, Series 2006-9-1A5	1.82%	#	01/25/2037	2,608,119
10,981,474	Lehman Mortgage Trust, Series 2006-9-1A6	3.93%	#I/FI/O	01/25/2037	1,572,088
4,838,250	Lehman Mortgage Trust, Series 2006-9-2A1	1.60%	#	01/25/2037	2,142,085
9,252,950	Lehman Mortgage Trust, Series 2006-9-2A2	5.40%	#I/FI/O	01/25/2037	2,605,617
9,416,434	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	7,194,722
3,141,031	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	2,776,567
3,260,582	Lehman Mortgage Trust, Series 2007-4-2A11	1.55%	#	05/25/2037	1,516,336
13,609,044	Lehman Mortgage Trust, Series 2007-4-2A8	5.45%	#I/FI/O	05/25/2037	4,083,504
1,357,347	Lehman Mortgage Trust, Series 2007-4-2A9	1.55%	#	05/25/2037	611,090
12,714,930	Lehman Mortgage Trust, Series 2007-5-11A1	5.30%	#	06/25/2037	10,120,558
3,308,612	Lehman Mortgage Trust, Series 2007-5-3A4	5.00%		12/25/2035	3,077,578
1,796,084	Lehman Mortgage Trust, Series 2007-5-4A3	32.78%	#I/F	08/25/2036	3,354,414
1,039,676	Lehman Mortgage Trust, Series 2007-5-7A3	7.50%		10/25/2036	876,330
488,153	Lehman Mortgage Trust, Series 2007-6-1A8	6.00%		07/25/2037	461,950
6,002,592	Lehman Mortgage Trust, Series 2008-2-1A6	6.00%		03/25/2038	4,522,216
1,082,096	Lehman XS Trust, Series 2005-10-2A3B	5.55%	#	01/25/2036	1,036,527
12,852,719	Lehman XS Trust, Series 2005-4-2A3A	5.00%	#	10/25/2035	12,087,034
999,158	Lehman XS Trust, Series 2006-5-2A4A	5.89%	#	04/25/2036	963,313
19,876,954	Lehman XS Trust, Series 2007-1-2A1	5.01%	#	02/25/2037	18,811,351
5,769,627	Long Beach Mortgage Loan Trust, Series 2006-WL1-2A3	1.46%	#	01/25/2046	5,745,566
4,274,913	MASTR Adjustable Rate Mortgages Trust, Series 2005-2-2A1	3.24%	#	03/25/2035	3,349,163
3,792,826	MASTR Adjustable Rate Mortgages Trust, Series 2005-6-5A1	3.26%	#	07/25/2035	3,483,118
18,715,270	MASTR Adjustable Rate Mortgages Trust, Series 2007-1-2A1	3.48%	#	11/25/2036	16,410,992
1,997,017	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	1,881,836
498,123	MASTR Alternative Loans Trust, Series 2005-5-2A3	5.50%		07/25/2025	498,181
4,352,850	MASTR Alternative Loans Trust, Series 2005-6-1A5	5.50%		12/25/2035	4,179,185
2,616,019	MASTR Alternative Loans Trust, Series 2006-3-1A2	6.25%		07/25/2036	2,279,135
4,378,701	MASTR Alternative Loans Trust, Series 2007-1-1A5	5.75%		10/25/2036	4,174,945
5,695,945	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	3,852,672
4,975,000	MASTR Asset Backed Securities Trust, Series 2003-OPT1-M3	5.34%	#	12/25/2032	5,135,706
16,005,536	MASTR Asset Backed Securities Trust, Series 2006-AM2-A3	1.39%	#	06/25/2036	13,136,455
5,515,108	MASTR Asset Securitization Trust, Series 2006-1-1A4	5.75%		05/25/2036	5,142,240
3,797,724	MASTR Asset Securitization Trust, Series 2006-2-1A11	6.00%	#	06/25/2036	3,677,502
75,494	MASTR Asset Securitization Trust, Series 2007-1-1A1	5.50%		11/25/2037	75,998
4,705,093	MASTR Asset Securitization Trust, Series 2007-1-1A3	6.25%		11/25/2037	3,939,073
19,937,584	MASTR Resecuritization Trust, Series 2008-4-A1	6.00%	#^	06/27/2036	18,059,727
2,008,360	MASTR Seasoned Securitization Trust, Series 2005-2-1A4	6.00%		10/25/2032	2,006,069
1,339,408	MASTR Seasoned Securitization Trust, Series 2005-2-2A1	1.62%	#	10/25/2032	1,212,776
22,583,857	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A4	5.46%	#I/FI/O	03/25/2037	6,361,552
22,583,857	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A5	1.54%	#	03/25/2037	12,169,537
6,642,057	Merrill Lynch Mortgage Investors Trust, Series 2006-3-1A	3.25%	#	10/25/2036	6,493,172
2,498,115	Merrill Lynch Mortgage Investors Trust, Series 2006-F1-1A2	6.00%		04/25/2036	2,211,550
1,750,757	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A1	1.92%	#	12/25/2035	1,423,038
4,386,452	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A6	5.75%		12/25/2035	4,241,147
6,114,241	Morgan Stanley Mortgage Loan Trust, Series 2005-10-2A1	5.50%	#	12/25/2035	6,072,443
417,878	Morgan Stanley Mortgage Loan Trust, Series 2005-6AR-1A1	1.50%	#	11/25/2035	420,989
5,956,591	Morgan Stanley Mortgage Loan Trust, Series 2006-11-1A6	6.23%	#	08/25/2036	2,764,442
12,274,003	Morgan Stanley Mortgage Loan Trust, Series 2006-11-2A1	6.00%		08/25/2036	10,097,292
7,848,060	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A3A	5.65%	#	10/25/2046	4,467,014
2,497,179	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A6	5.58%	#	10/25/2046	1,259,769
6,114,091	Morgan Stanley Mortgage Loan Trust, Series 2006-2-2A3	5.75%		02/25/2036	6,132,427
33,170,948	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.12%	#	06/25/2036	29,483,844
3,238,071	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A4	6.00%		06/25/2036	2,902,120
3,277,986	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A7	6.00%		06/25/2036	2,937,894
4,436,836	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	3,789,924
15,454,805	Morgan Stanley Mortgage Loan Trust, Series 2007-14AR-2A3	3.15%	#	10/25/2037	13,732,444
4,026,321	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A3	5.92%	#	09/25/2046	2,022,924
2,892,150	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A4A	6.08%	#	09/25/2046	1,627,337
1,141,041	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-1A2A	5.62%	#	01/25/2047	1,094,089
8,151,638	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A3S	5.86%	#	01/25/2047	4,928,081
4,767,939	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A4S	5.96%	#	01/25/2047	2,882,058
5,438,934	Morgan Stanley Re-Remic Trust, Series 2010-R9-1B	6.00%	#^	08/26/2036	4,152,359
34,223,111	Morgan Stanley Re-Remic Trust, Series 2010-R9-3C	6.00%	#^	11/26/2036	34,980,907
4,859,672	Morgan Stanley Re-Remic Trust, Series 2011-R1-1A	5.94%	#^	02/26/2037	5,360,785
8,000,000	Nationstar HECM Loan Trust, Series 2016-2A-M1	3.60%	#^	06/25/2026	8,027,616
33,589,250	New Century Home Equity Loan Trust, Series 2005-2-M3	1.95%	#	06/25/2035	30,506,160
16,996,822	New Residential Mortgage Loan Trust, Series 2014-2A-A3	3.75%	#^	05/25/2054	17,414,266
51,228,683	New Residential Mortgage Loan Trust, Series 2015-2A-A1	3.75%	#^	08/25/2055	53,119,975
11,339,788	New Residential Mortgage Loan Trust, Series 2017-RPL1-A1	3.60%	^	04/25/2022	11,458,130
859,410	New York Mortgage Trust, Series 2005-2-A	1.55%	#	08/25/2035	830,993
321,202	Nomura Asset Acceptance Corporation, Series 2005-AP1-2A5	4.86%	#	02/25/2035	328,786
16,957,165	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A2	6.16%	#	05/25/2036	8,100,282
3,445,999	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A3	6.41%	#	05/25/2036	1,530,259
20,498,566	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	11,485,807
3,464,689	Nomura Asset Acceptance Corporation, Series 2006-AP1-A3	5.65%	#	01/25/2036	1,952,864
1,713,787	Nomura Asset Acceptance Corporation, Series 2006-WF1-A2	5.76%	#	06/25/2036	953,341
19,223,036	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80%	#	10/25/2036	8,894,775
3,456,451	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06%	#	02/25/2037	1,863,797
17,227,749	Nomura Home Equity Loan, Inc., Series 2007-1-1A3	5.99%	#	02/25/2037	9,290,510
54,242,511	Oaks Mortgage Trust Series, Series 2015-2-A3	3.50%	#^	10/25/2045	54,951,542
1,132,831	Option One Mortgage Loan Trust, Series 2004-3-M3	2.19%	#	11/25/2034	1,102,983
104,758,734	Option One Mortgage Loan Trust, Series 2007-6-1A1	1.41%	#	07/25/2037	85,283,603
13,000,000	Park Place Securities, Inc., Series 2005-WHQ4-M2	1.71%	#	09/25/2035	12,733,661
9,017,512	PHH Alternative Mortgage Trust, Series 2007-1-1A1	1.38%	#	02/25/2037	7,761,028
25,055,024	PHH Alternative Mortgage Trust, Series 2007-2-2A1	6.00%		05/25/2037	23,138,938
1,014,264	PHH Alternative Mortgage Trust, Series 2007-2-3A1	6.00%		05/25/2037	914,501
2,644,979	PHH Alternative Mortgage Trust, Series 2007-3-A2	1.41%	#	07/25/2037	2,645,370
249,713,960	PR Mortgage Loan Trust, Series 2014-1-APT	5.92%	#^	10/25/2049	251,986,632
99,391,119	Pretium Mortgage Credit Partners LLC, Series 2017-NPL2-A1	3.25%	#^	03/28/2057	99,798,086
31,114,412	Pretium Mortgage Credit Partners LLC, Series 2016-NPL4-A	4.00%	#^	07/27/2031	31,389,980
57,924,695	Pretium Mortgage Credit Partners LLC, Series 2016-NPL5-A	3.88%	#^	09/29/2031	58,307,995
70,146,979	Pretium Mortgage Credit Partners LLC, Series 2016-NPL6-A1	3.50%	#^	10/27/2031	70,312,653
117,891,618	Pretium Mortgage Credit Partners LLC, Series 2017-NPL1-A1	3.50%	#^	04/29/2032	118,629,973
13,500,000	Pretium Mortgage Credit Partners LLC, Series 2017-NPL3-A1	3.25%	^	06/29/2032	13,500,000
11,780,006	Prime Mortgage Trust, Series 2006-DR1-2A1	5.50%	^	05/25/2035	10,960,571
5,636,320	Prime Mortgage Trust, Series 2006-DR1-2A2	6.00%	^	05/25/2035	5,264,827
34,960,661	RBSGC Structured Trust, Series 2008-B-A1	6.00%	^	06/25/2037	30,764,431
1,245,180	Renaissance Home Equity Loan Trust, Series 2006-1-AF6	5.75%	#	05/25/2036	906,605
10,482,522	Renaissance Home Equity Loan Trust, Series 2006-4-AF4	5.47%	#	01/25/2037	5,926,340
20,642,220	Renaissance Home Equity Loan Trust, Series 2006-4-AF5	5.69%	#	01/25/2037	12,097,061
17,790,194	Renaissance Home Equity Loan Trust, Series 2007-2-AF2	5.68%	#	06/25/2037	9,055,146
9,621,522	Renaissance Home Equity Loan Trust, Series 2007-2-AF5	6.20%	#	06/25/2037	5,364,382
3,400,844	Residential Accredit Loans, Inc., Series 2004-QS15-A1	5.25%		11/25/2034	3,452,210
41,919,949	Residential Accredit Loans, Inc., Series 2005-QA11-4A1	3.96%	#	10/25/2035	35,032,745
22,610,797	Residential Accredit Loans, Inc., Series 2005-QA13-2A1	4.22%	#	12/25/2035	20,008,491
15,128,894	Residential Accredit Loans, Inc., Series 2005-QA3-CB1	4.00%	#	03/25/2035	9,840,064
583,908	Residential Accredit Loans, Inc., Series 2005-QS12-A11	37.77%	#I/F	08/25/2035	1,086,590
2,423,183	Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	2,259,604
4,741,676	Residential Accredit Loans, Inc., Series 2005-QS13-2A1	1.92%	#	09/25/2035	3,665,857
19,440,872	Residential Accredit Loans, Inc., Series 2005-QS13-2A2	3.83%	#I/FI/O	09/25/2035	2,154,157
9,445,103	Residential Accredit Loans, Inc., Series 2005-QS14-2A1	6.00%		09/25/2035	7,081,901
3,942,563	Residential Accredit Loans, Inc., Series 2005-QS15-2A	6.00%		10/25/2035	3,496,215
4,572,780	Residential Accredit Loans, Inc., Series 2005-QS15-3A	6.00%		10/25/2035	4,464,369
4,786,344	Residential Accredit Loans, Inc., Series 2005-QS16-A1	1.92%	#	11/25/2035	3,808,539
4,785,517	Residential Accredit Loans, Inc., Series 2005-QS16-A2	3.58%	#I/FI/O	11/25/2035	592,093
2,265,131	Residential Accredit Loans, Inc., Series 2005-QS17-A1	6.00%		12/25/2035	2,176,766
1,569,619	Residential Accredit Loans, Inc., Series 2005-QS17-A10	6.00%		12/25/2035	1,508,387
6,564,828	Residential Accredit Loans, Inc., Series 2005-QS17-A11	6.00%		12/25/2035	6,308,727
4,666,073	Residential Accredit Loans, Inc., Series 2005-QS17-A2	2.07%	#	12/25/2035	3,733,925
4,666,073	Residential Accredit Loans, Inc., Series 2005-QS17-A4	3.93%	#I/FI/O	12/25/2035	662,903
3,754,467	Residential Accredit Loans, Inc., Series 2005-QS17-A6	6.00%		12/25/2035	3,608,001
814,280	Residential Accredit Loans, Inc., Series 2005-QS1-A5	5.50%		01/25/2035	816,385
1,941,912	Residential Accredit Loans, Inc., Series 2005-QS5-A3	5.70%		04/25/2035	1,945,266
1,514,241	Residential Accredit Loans, Inc., Series 2005-QS9-A1	1.72%	#	06/25/2035	1,249,620
3,677,293	Residential Accredit Loans, Inc., Series 2005-QS9-A4	3.78%	#I/FI/O	06/25/2035	389,306
1,914,095	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	1,630,768
12,357,210	Residential Accredit Loans, Inc., Series 2006-QS11-1A1	6.50%		08/25/2036	10,835,081
2,168,812	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	1,672,956
4,906,517	Residential Accredit Loans, Inc., Series 2006-QS12-2A18	5.75%		09/25/2036	4,563,142
7,617,823	Residential Accredit Loans, Inc., Series 2006-QS14-A18	6.25%		11/25/2036	6,494,745
3,765,964	Residential Accredit Loans, Inc., Series 2006-QS15-A1	6.50%		10/25/2036	3,659,947
1,569,646	Residential Accredit Loans, Inc., Series 2006-QS16-A10	6.00%		11/25/2036	1,365,309
5,581,410	Residential Accredit Loans, Inc., Series 2006-QS16-A11	6.00%		11/25/2036	4,854,823
1,629,276	Residential Accredit Loans, Inc., Series 2006-QS16-A7	6.00%		11/25/2036	1,417,177
1,760,625	Residential Accredit Loans, Inc., Series 2006-QS16-A8	6.00%		11/25/2036	1,531,427
696,712	Residential Accredit Loans, Inc., Series 2006-QS16-A9	6.00%		11/25/2036	606,014
3,403,192	Residential Accredit Loans, Inc., Series 2006-QS17-A4	6.00%		12/25/2036	2,951,048
18,906,665	Residential Accredit Loans, Inc., Series 2006-QS17-A5	6.00%		12/25/2036	16,394,748
2,007,717	Residential Accredit Loans, Inc., Series 2006-QS1-A6	33.53%	#I/F	01/25/2036	3,544,927
13,251,267	Residential Accredit Loans, Inc., Series 2006-QS3-1A11	6.00%		03/25/2036	12,500,747
3,033,078	Residential Accredit Loans, Inc., Series 2006-QS4-A8	8.00%	#I/F	04/25/2036	2,997,482
8,739,128	Residential Accredit Loans, Inc., Series 2006-QS5-A3	6.00%		05/25/2036	7,680,614
26,045,887	Residential Accredit Loans, Inc., Series 2006-QS5-A4	6.00%		05/25/2036	22,988,009
3,311,264	Residential Accredit Loans, Inc., Series 2006-QS6-1A16	6.00%		06/25/2036	3,006,555
5,446,341	Residential Accredit Loans, Inc., Series 2006-QS6-1A2	6.00%		06/25/2036	4,945,157
11,160,474	Residential Accredit Loans, Inc., Series 2006-QS8-A1	6.00%		08/25/2036	9,485,422
19,353,891	Residential Accredit Loans, Inc., Series 2006-QS8-A5	4.33%	#I/FI/O	08/25/2036	2,923,814
6,602,659	Residential Accredit Loans, Inc., Series 2006-QS9-1A6	4.08%	#I/FI/O	07/25/2036	1,079,090
36,323,026	Residential Accredit Loans, Inc., Series 2007-QH5-AII	1.45%	#	06/25/2037	20,787,414
6,262,732	Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	5,415,023
21,146,335	Residential Accredit Loans, Inc., Series 2007-QS1-1A2	4.23%	#I/FI/O	01/25/2037	3,398,224
2,128,603	Residential Accredit Loans, Inc., Series 2007-QS1-1A4	6.00%		01/25/2037	1,850,843
5,259,891	Residential Accredit Loans, Inc., Series 2007-QS1-2A10	6.00%		01/25/2037	4,588,523
955,788	Residential Accredit Loans, Inc., Series 2007-QS2-A6	6.25%		01/25/2037	791,554
35,372,601	Residential Accredit Loans, Inc., Series 2007-QS3-A1	6.50%		02/25/2037	33,370,724
5,640,382	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	5,234,088
8,933,947	Residential Accredit Loans, Inc., Series 2007-QS4-3A3	6.00%		03/25/2037	7,926,831
4,079,237	Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	3,355,027
1,682,852	Residential Accredit Loans, Inc., Series 2007-QS5-A5	1.52%	#	03/25/2037	1,120,141
5,589,135	Residential Accredit Loans, Inc., Series 2007-QS5-A8	5.48%	#I/FI/O	03/25/2037	1,075,772
4,449,895	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	4,000,150
1,430,771	Residential Accredit Loans, Inc., Series 2007-QS6-A13	44.87%	#I/F	04/25/2037	2,781,039
6,371,900	Residential Accredit Loans, Inc., Series 2007-QS6-A45	5.75%		04/25/2037	5,727,902
10,154,840	Residential Accredit Loans, Inc., Series 2007-QS6-A6	6.25%		04/25/2037	9,303,216
701,363	Residential Accredit Loans, Inc., Series 2007-QS6-A77	45.70%	#I/F	04/25/2037	1,381,532
8,447,135	Residential Accredit Loans, Inc., Series 2007-QS7-2A1	6.75%		06/25/2037	5,451,577
35,500,835	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	32,201,104
60,407	Residential Asset Mortgage Products, Inc., Series 2004-RS4-AI6	5.07%	#	04/25/2034	61,975
511,798	Residential Asset Mortgage Products, Inc., Series 2004-RS5-AI6	5.55%	#	05/25/2034	543,773
4,599,980	Residential Asset Mortgage Products, Inc., Series 2004-RS7-A3	2.86%	#	07/25/2034	4,166,682
621,624	Residential Asset Mortgage Products, Inc., Series 2004-RS7-AI6	5.22%	#	07/25/2034	610,303
241,139	Residential Asset Mortgage Products, Inc., Series 2004-RS9-AI6	4.72%	#	07/25/2034	261,944
4,920,935	Residential Asset Mortgage Products, Inc., Series 2005-RS1-AI5	5.41%	#	01/25/2035	4,953,244
45,922,558	Residential Asset Mortgage Products, Inc., Series 2005-RS9-AI4	1.54%	#	11/25/2035	39,724,120
33,067,756	Residential Asset Mortgage Products, Inc., Series 2006-RS2-A3A	1.52%	#	03/25/2036	30,946,376
12,760,000	Residential Asset Mortgage Products, Inc., Series 2006-RX5-A3	1.47%	#	08/25/2046	11,681,316
11,467,761	Residential Asset Mortgage Products, Inc., Series 2006-RZ3-A3	1.51%	#	08/25/2036	11,395,808
172,066	Residential Asset Securities Corporation, Series 2002-KS1-AI6	6.08%	#	06/25/2032	186,543
250,679	Residential Asset Securities Corporation, Series 2005-AHL3-A2	1.46%	#	11/25/2035	251,111
27,100,365	Residential Asset Securities Corporation, Series 2005-KS11-M2	1.64%	#	12/25/2035	25,430,671
9,066,189	Residential Asset Securities Corporation, Series 2006-EMX5-A3	1.38%	#	07/25/2036	8,197,874
41,498,395	Residential Asset Securities Corporation, Series 2007-EMX1-A13	1.22%	#	01/25/2037	36,479,475
27,202,433	Residential Asset Securities Corporation, Series 2007-KS3-AI3	1.47%	#	04/25/2037	26,696,582
6,425,661	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	5,165,064
3,609,676	Residential Asset Securitization Trust, Series 2005-A12-A7	3.78%	#I/FI/O	11/25/2035	591,976
2,989,797	Residential Asset Securitization Trust, Series 2005-A12-A8	1.77%	#	11/25/2035	2,279,735
11,781,405	Residential Asset Securitization Trust, Series 2005-A13-2A1	5.50%		10/25/2035	8,869,075
11,678,211	Residential Asset Securitization Trust, Series 2005-A15-5A3	5.75%		02/25/2036	9,248,689
2,190,008	Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	1,865,597
5,608,171	Residential Asset Securitization Trust, Series 2005-A8CB-A11	6.00%		07/25/2035	5,307,899
5,596,510	Residential Asset Securitization Trust, Series 2005-A8CB-A2	3.78%	#I/FI/O	07/25/2035	879,123
6,398,362	Residential Asset Securitization Trust, Series 2006-A10-A5	6.50%		09/25/2036	4,796,758
986,464	Residential Asset Securitization Trust, Series 2006-A1-1A3	6.00%		04/25/2036	754,833
9,035,473	Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	6,446,480
8,612,465	Residential Asset Securitization Trust, Series 2006-A13-A1	6.25%		12/25/2036	5,735,726
16,564,741	Residential Asset Securitization Trust, Series 2006-A1-3A2	6.00%		04/25/2036	14,507,333
16,425,263	Residential Asset Securitization Trust, Series 2006-A14C-2A6	1.67%	#	12/25/2036	6,182,697
36,248,091	Residential Asset Securitization Trust, Series 2006-A14C-2A7	5.33%	#I/FI/O	12/25/2036	10,647,032
8,067,791	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	6,148,624
5,585,652	Residential Asset Securitization Trust, Series 2006-A2-A4	6.00%		01/25/2046	4,256,936
761,441	Residential Asset Securitization Trust, Series 2006-A4-2A5	6.00%		05/25/2036	718,061
4,698,491	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	4,208,222
6,651,949	Residential Asset Securitization Trust, Series 2006-R1-A1	23.54%	#I/F	01/25/2046	10,240,741
36,071,614	Residential Asset Securitization Trust, Series 2007-A2-1A2	6.00%		04/25/2037	33,133,227
1,061,268	Residential Asset Securitization Trust, Series 2007-A3-1A2	37.06%	#I/F	04/25/2037	2,261,365
24,039,433	Residential Asset Securitization Trust, Series 2007-A5-1A4	4.88%	#I/FI/O	05/25/2037	4,838,849
6,193,052	Residential Asset Securitization Trust, Series 2007-A5-1A6	1.62%	#	05/25/2037	1,369,444
7,451,680	Residential Asset Securitization Trust, Series 2007-A5-2A3	6.00%		05/25/2037	6,608,281
3,265,691	Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	2,896,072
13,963,211	Residential Asset Securitization Trust, Series 2007-A6-1A2	6.00%		06/25/2037	13,256,236
10,016,961	Residential Asset Securitization Trust, Series 2007-A7-A1	6.00%		07/25/2037	7,680,656
44,061,028	Residential Asset Securitization Trust, Series 2007-A7-A2	6.00%		07/25/2037	33,784,459
19,522,512	Residential Asset Securitization Trust, Series 2007-A7-A6	6.00%		07/25/2037	14,969,181
672,722	Residential Funding Mortgage Securities Trust, Series 2003-S16-A1	4.75%		09/25/2018	674,523
3,742,052	Residential Funding Mortgage Securities Trust, Series 2005-S9-A10	6.25%		12/25/2035	3,598,344
9,937,335	Residential Funding Mortgage Securities Trust, Series 2005-S9-A6	5.75%		12/25/2035	9,758,844
739,320	Residential Funding Mortgage Securities Trust, Series 2005-S9-A8	5.50%		12/25/2035	712,196
12,367,526	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A1	6.00%		10/25/2036	11,907,549
21,859,364	Residential Funding Mortgage Securities Trust, Series 2006-S11-A1	6.00%		11/25/2036	20,607,832
4,023,730	Residential Funding Mortgage Securities Trust, Series 2006-S5-A12	6.00%		06/25/2036	3,984,254
275,481	Residential Funding Mortgage Securities Trust, Series 2006-S5-A15	6.00%		06/25/2036	272,779
6,849,072	Residential Funding Mortgage Securities Trust, Series 2006-S9-A1	6.25%		09/25/2036	6,407,012
5,244,260	Residential Funding Mortgage Securities Trust, Series 2007-S1-A7	6.00%		01/25/2037	5,026,802
4,685,933	Residential Funding Mortgage Securities Trust, Series 2007-S2-A1	6.00%		02/25/2037	4,429,902
5,279,220	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	4,990,773
9,855,699	Residential Funding Mortgage Securities Trust, Series 2007-S2-A5	6.00%		02/25/2037	9,317,202
1,540,117	Residential Funding Mortgage Securities Trust, Series 2007-S2-A9	6.00%		02/25/2037	1,455,968
4,470,677	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	4,055,435
1,442,107	Residential Funding Mortgage Securities Trust, Series 2007-S4-A1	6.00%		04/25/2037	1,287,977
3,849,666	Residential Funding Mortgage Securities Trust, Series 2007-S4-A2	6.00%		04/25/2037	3,438,222
32,394,132	Residential Funding Mortgage Securities Trust, Series 2007-S5-A1	6.00%		05/25/2037	30,651,376
9,387,947	Residential Funding Mortgage Securities Trust, Series 2007-S5-A8	6.00%		05/25/2037	8,882,890
4,879,529	Residential Funding Mortgage Securities Trust, Series 2007-S6-2A4	6.00%		06/25/2037	4,558,180
25,439,558	Residential Funding Mortgage Securities Trust, Series 2007-S7-A20	6.00%		07/25/2037	23,819,041
11,519,094	Residential Funding Mortgage Securities Trust, Series 2007-S8-1A1	6.00%		09/25/2037	10,394,689
3,196,697	Residential Funding Mortgage Securities Trust, Series 2007-SA1-4A	4.78%	#	02/25/2037	2,719,948
10,431,671	Residential Funding Mortgage Securities Trust, Series 2007-SA2-2A1	3.97%	#	04/25/2037	10,090,499
32,472,200	RMAT LLC, Series 2015-PR2-A1	5.85%	#^	11/25/2035	32,617,834
48,663,771	Saxon Asset Securities Trust, Series 2006-3-A3	1.39%	#	10/25/2046	41,994,100
364,533,333	Securitized Mortgage Asset Loan Trust, Series 2015-1-PC	1.52%	#^¥	02/25/2054	279,116,794
71,930,510	Securitized Mortgage Asset Loan Trust, Series 2015-2-PC	3.07%	#^¥	12/26/2059	66,282,814
112,557,263	Securitized Mortgage Asset Loan Trust, Series 2015-3-PC	2.80%	#^¥	10/25/2044	104,263,932
237,268	Sequoia Mortgage Trust, Series 2003-4-2A1	1.56%	#	07/20/2033	225,074
10,588,487	Sequoia Mortgage Trust, Series 2013-2-A	1.87%	#	02/25/2043	10,172,646
12,338,364	Sequoia Mortgage Trust, Series 2013-6-A2	3.00%	#	05/25/2043	12,215,679
85,413,723	Sequoia Mortgage Trust, Series 2015-4-A1	3.00%	#^	11/25/2030	86,367,965
143,744,458	Sequoia Mortgage Trust, Series 2016-1-A1	3.50%	#^	06/25/2046	145,663,849
227,264,304	Sequoia Mortgage Trust, Series 2016-2-A1	3.50%	#^	08/25/2046	228,123,931
17,289,848	SG Mortgage Securities Trust, Series 2006-FRE1-A1A	1.39%	#	02/25/2036	16,024,712
45,071,461	SG Mortgage Securities Trust, Series 2017-1A-A	3.71%	#^	04/25/2047	45,474,630
66,259,921	Shellpoint Co-Originator Trust, Series 2015-1-A3	3.50%	#^	08/25/2045	67,126,037
52,723,657	SoFi Mortgage Trust, Series 2016-1A-1A4	3.00%	#^	11/25/2046	51,643,465
35,957,197	Soundview Home Equity Loan Trust, Series 2007-NS1-A3	1.42%	#	01/25/2037	33,549,507
61,983,000	Springleaf Mortgage Loan Trust, Series 2013-2A-B1	6.00%	#^	12/25/2065	62,052,347
15,664,479	STARM Mortgage Loan Trust, Series 2007-2-1A1	3.61%	#	04/25/2037	13,060,927
7,087,796	STARM Mortgage Loan Trust, Series 2007-3-1A1	3.70%	#	06/25/2037	6,810,210
5,757,863	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-8A	3.34%	#	09/25/2034	5,688,079
9,660,744	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	3.52%	#	12/25/2035	9,138,766
2,886,945	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-8A1	3.54%	#	02/25/2036	2,130,176
4,855,082	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-6-3A1	3.26%	#	07/25/2036	3,866,106
26,563	Structured Asset Securities Corporation, Series 2003-18XS-A6	4.54%	#	06/25/2033	26,527
3,100,353	Structured Asset Securities Corporation, Series 2003-24A-1A3	3.22%	#	07/25/2033	3,056,894
7,069,207	Structured Asset Securities Corporation, Series 2003-35-1A1	5.16%	#	12/25/2033	7,275,645
1,817,664	Structured Asset Securities Corporation, Series 2004-11XS-2A2	5.40%	#	06/25/2034	1,964,522
5,642,201	Structured Asset Securities Corporation, Series 2004-22-A2	4.98%	#	01/25/2035	5,909,278
20,353,302	Structured Asset Securities Corporation, Series 2005-10-1A1	5.75%		06/25/2035	19,137,473
1,707,805	Structured Asset Securities Corporation, Series 2005-10-6A1	5.00%		06/25/2020	1,736,689
5,290,100	Structured Asset Securities Corporation, Series 2005-13-3A1	6.00%		09/25/2035	4,282,509
1,515,825	Structured Asset Securities Corporation, Series 2005-14-1A1	1.52%	#	07/25/2035	1,219,693
613,524	Structured Asset Securities Corporation, Series 2005-14-1A4	19.10%	#I/F	07/25/2035	788,556
29,083,449	Structured Asset Securities Corporation, Series 2005-14-4A1	5.75%		07/25/2035	28,788,898
2,356,379	Structured Asset Securities Corporation, Series 2005-15-1A1	5.50%		08/25/2035	2,477,176
5,488,578	Structured Asset Securities Corporation, Series 2005-15-2A7	5.50%		08/25/2035	5,423,099
7,801,320	Structured Asset Securities Corporation, Series 2005-15-3A1	4.77%	#	08/25/2035	7,599,181
6,097,486	Structured Asset Securities Corporation, Series 2005-16-1A2	5.50%		09/25/2035	5,964,823
6,840,919	Structured Asset Securities Corporation, Series 2005-3-1A6	5.75%		03/25/2035	6,397,641
56,199,975	Structured Asset Securities Corporation, Series 2006-BC4-A4	1.39%	#	12/25/2036	50,608,156
116,483,491	Structured Asset Securities Corporation, Series 2007-4-1A3	5.03%	#^I/FI/O	03/28/2045	17,965,051
844,681	Suntrust Alternative Loan Trust, Series 2005-1F-2A3	5.75%		12/25/2035	828,703
1,369,975	Suntrust Alternative Loan Trust, Series 2006-1F-1A3	6.00%		04/25/2036	1,292,906
728,486	Thornburg Mortgage Securities Trust, Series 2003-6-A2	2.22%	#	12/25/2033	670,214
6,763,606	Thornburg Mortgage Securities Trust, Series 2004-4-5A	2.93%	#	12/25/2044	6,502,201
18,988,967	Thornburg Mortgage Securities Trust, Series 2007-1-A1	3.04%	#	03/25/2037	18,117,233
4,379,813	Thornburg Mortgage Securities Trust, Series 2007-1-A2A	3.04%	#	03/25/2037	3,880,734
13,152,589	Towd Point Mortgage Trust, Series 2015-1-AE	3.00%	^	10/25/2053	13,295,302
11,405,348	Towd Point Mortgage Trust, Series 2015-1-AES	3.00%	#^	10/25/2053	11,574,523
8,149,317	Towd Point Mortgage Trust, Series 2015-2-1A12	2.75%	#^	11/25/2060	8,224,430
21,713,417	Towd Point Mortgage Trust, Series 2015-2-1A13	2.50%	#^	11/25/2060	21,759,095
62,894,205	Towd Point Mortgage Trust, Series 2015-5-A1B	2.75%	#^	05/25/2055	63,535,744
75,494,584	Towd Point Mortgage Trust, Series 2015-6-A1B	2.75%	#^	04/25/2055	76,264,847
44,117,059	US Residential Opportunity Fund Trust, Series 2016-1II-A	3.47%	#^	07/27/2036	43,979,158
63,050,338	US Residential Opportunity Fund Trust, Series 2016-1III-A	3.47%	#^	07/27/2036	63,634,625
13,943,136	US Residential Opportunity Fund Trust, Series 2016-3-A	3.60%	#^	10/27/2036	13,917,374
226,659,727	Vericrest Opportunity Loan Trust, Series 2017-NPL5-A1	3.38%	#^	05/28/2047	227,144,053
19,696,743	VOLT LLC, Series 2015-NPL5-A1	3.50%	#^	03/25/2055	19,818,102
37,402,815	VOLT LLC, Series 2016-NPL11-A1	3.50%	#^	10/25/2046	37,528,818
18,730,336	VOLT LLC, Series 2017-NPL1-A1	3.63%	#^	02/25/2047	18,790,127
87,871,592	VOLT LLC, Series 2017-NPL2-A1	3.50%	#^	03/25/2047	88,238,913
182,210,204	VOLT LLC, Series 2017-NPL3-A1	3.50%	#^	03/25/2047	183,243,700
165,735,890	VOLT LLC, Series 2017-NPL4-A1	3.38%	#^	04/25/2047	166,027,618
85,069,198	VOLT LLC, Series 2017-NPL6-A1	3.25%	#^	05/25/2047	85,388,455
186,750,000	VOLT LLC, Series 2017-NPL7-A1	3.25%	#^	04/25/2059	187,053,058
102,500,000	VOLT LLC, Series 2017-NPL8	3.13%	#^	06/25/2047	102,592,250
7,672,620	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	7,243,330
3,186,419	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-4-5A1	5.50%		06/25/2035	3,099,875
1,211,863	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5-CB12	37.22%	#I/F	07/25/2035	2,173,603
3,924,310	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5-CB6	1.82%	#	07/25/2035	3,253,411
1,203,914	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6-2A7	5.50%		08/25/2035	1,173,087
1,447,867	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-2CB6	36.67%	#I/F	08/25/2035	2,422,175
15,926,531	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-2CB7	2.67%	#	08/25/2035	14,980,431
1,528,330	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-3CB	6.50%		08/25/2035	1,314,087
14,990,840	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-8-1A2	5.50%		10/25/2035	14,222,262
11,755,455	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-9-2A2	5.50%		11/25/2035	10,795,368
3,139,506	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-9-CX	5.50%	I/O	11/25/2035	734,909
4,588,920	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A1	5.75%		02/25/2036	4,359,637
2,323,647	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A2	5.75%		02/25/2036	2,207,547
1,973,632	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A7	5.75%		02/25/2036	1,875,020
4,745,989	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-3-3CB4	6.00%		04/25/2036	4,337,370
2,915,564	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-1A8	5.75%		07/25/2036	2,503,016
5,500,063	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB1	6.00%		07/25/2036	4,675,245
9,990,430	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB6	6.00%		07/25/2036	8,492,213
7,430,792	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-3A5	6.45%	#	07/25/2036	3,438,031
4,294,903	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-9-A7	4.84%	#	10/25/2036	2,375,298
11,945,437	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10-1A1	2.92%	#	09/25/2036	11,314,123
18,915,669	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR15-1A	1.57%	#	11/25/2046	15,611,404
1,482,086	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6-2A3	3.03%	#	08/25/2036	1,422,395
15,322,563	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A2	6.00%		04/25/2037	13,209,239
15,675,270	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A6	6.00%		04/25/2037	13,513,299
8,027,670	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A2	6.00%		04/25/2037	7,609,742
10,855,065	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A3	6.00%		04/25/2037	10,289,939
9,049,008	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-4-1A1	5.50%		06/25/2037	8,565,006
472,690	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11	32.18%	#I/F	06/25/2037	905,188
11,817,255	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A6	6.00%		06/25/2037	11,699,243
21,240,761	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3-4A1	3.20%	#	03/25/2037	20,909,046
22,070,047	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5-1A1	2.86%	#	05/25/2037	19,579,531
19,235,207	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY6-2A3	3.06%	#	06/25/2037	17,784,747
2,099,281	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A10	6.00%		03/25/2037	1,903,014
9,217,478	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A3	6.00%		03/25/2037	8,355,716
7,947,482	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A5	6.00%		03/25/2037	7,204,455
13,025,525	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A6	6.00%		03/25/2037	11,807,740
55,664,380	Wells Fargo Alternative Loan Trust, Series 2007-PA2-1A1	6.00%		06/25/2037	55,701,447
8,508,914	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A1	1.57%	#	06/25/2037	6,103,445
12,534,948	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A2	5.43%	#I/FI/O	06/25/2037	2,837,357
786,348	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	727,525
18,614,653	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A1	6.00%		07/25/2037	18,479,412
7,395,721	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A4	6.00%		07/25/2037	7,341,989
13,973,244	Wells Fargo Alternative Loan Trust, Series 2007-PA3-3A1	6.25%		07/25/2037	13,374,597
6,875,414	Wells Fargo Alternative Loan Trust, Series 2007-PA3-4A3	6.50%		07/25/2037	6,486,127
102,068,257	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	99,149,829
52,930	Wells Fargo Alternative Loan Trust, Series 2007-PA5-2A1	6.00%		11/25/2022	53,059
8,720,423	Wells Fargo Alternative Loan Trust, Series 2007-PA6-A1	3.21%	#	12/28/2037	8,559,241
15,105,874	Wells Fargo Mortgage Backed Securities Trust, Series 2004-Y-3A3	3.04%	#	11/25/2034	15,455,421
22,939,683	Wells Fargo Mortgage Backed Securities Trust, Series 2005-17-1A1	5.50%		01/25/2036	22,607,416
26,790	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4-A7	19.05%	#I/F	04/25/2035	31,175
2,214,128	Wells Fargo Mortgage Backed Securities Trust, Series 2005-8-A1	5.50%		10/25/2035	2,287,683
1,883,895	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16-6A4	3.26%	#	10/25/2035	1,885,083
4,638,690	Wells Fargo Mortgage Backed Securities Trust, Series 2006-12-A3	6.00%		10/25/2036	4,550,188
5,754,810	Wells Fargo Mortgage Backed Securities Trust, Series 2006-14-A1	6.00%		10/25/2036	5,717,413
6,629,369	Wells Fargo Mortgage Backed Securities Trust, Series 2006-15-A1	6.00%		11/25/2036	6,633,917
81,646	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-1A4	16.04%	#I/F	03/25/2036	95,123
3,590,273	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-3A1	5.75%		03/25/2036	3,604,919
18,318,845	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3-A11	5.50%		03/25/2036	18,750,984
4,166,488	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3-A6	5.50%		03/25/2036	4,131,455
248,856	Wells Fargo Mortgage Backed Securities Trust, Series 2006-4-2A2	5.50%		04/25/2036	245,468
3,003,199	Wells Fargo Mortgage Backed Securities Trust, Series 2006-6-2A1	1.62%	#	05/25/2036	2,607,524
3,003,199	Wells Fargo Mortgage Backed Securities Trust, Series 2006-6-2A2	5.88%	#I/FI/O	05/25/2036	595,992
1,916,851	Wells Fargo Mortgage Backed Securities Trust, Series 2006-9-2A1	0.00%	P/O	08/25/2036	1,173,728
1,916,851	Wells Fargo Mortgage Backed Securities Trust, Series 2006-9-2A2	6.00%	I/O	08/25/2036	428,277
8,889,129	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12-1A1	3.28%	#	09/25/2036	8,468,420
5,212,092	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13-A2	3.04%	#	09/25/2036	5,155,627
5,644,224	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4-2A1	3.36%	#	04/25/2036	5,191,633
1,641,867	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-1A18	6.00%		07/25/2037	1,628,820
3,113,731	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-2A11	6.00%		07/25/2037	3,060,997
1,752,560	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A14	6.00%		08/25/2037	1,765,971
3,497,928	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A36	6.00%		08/25/2037	3,524,694
2,485,869	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A96	6.00%		08/25/2037	2,504,891
31,613,719	Wells Fargo Mortgage Backed Securities Trust, Series 2007-14-1A1	6.00%		10/25/2037	31,282,395
17,659,342	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A1	6.00%		03/25/2037	17,537,328
1,022,001	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A18	5.75%		03/25/2037	1,007,289
2,301,816	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A9	6.00%		03/25/2037	2,285,912
608,298	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-3A2	5.25%		03/25/2037	623,337
1,875,712	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3-1A3	6.00%		04/25/2037	1,884,798
1,845,432	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A11	6.50%		04/25/2037	1,927,552
7,088,936	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A15	6.00%		04/25/2037	7,250,503
4,181,376	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A3	6.00%		04/25/2037	4,276,675
4,409,821	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A8	6.00%		04/25/2037	4,510,327
4,791,066	Wells Fargo Mortgage Backed Securities Trust, Series 2007-6-A4	6.00%		05/25/2037	4,814,477
2,289,404	Wells Fargo Mortgage Backed Securities Trust, Series 2007-6-A6	6.00%		05/25/2037	2,300,591
7,496,854	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	7,555,816
521,392	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A32	5.75%		06/25/2037	520,727
16,882,364	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A34	6.00%		06/25/2037	17,015,141
4,572,536	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A36	6.00%		06/25/2037	4,608,498
1,555,058	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A43	1.72%	#	06/25/2037	1,330,568
4,248,384	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A49	6.00%		06/25/2037	4,281,797
1,798,541	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A8	1.72%	#	06/25/2037	1,571,381
811,353	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A9	31.70%	#I/F	06/25/2037	1,170,057
1,282,884	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A13	1.59%	#	07/25/2037	1,151,752
1,282,884	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A14	32.48%	#I/F	07/25/2037	1,927,231
20,846,867	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A16	6.00%		07/25/2037	21,018,980
13,910,793	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A2	6.00%		07/25/2037	14,025,642
1,966,582	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A20	6.00%		07/25/2037	1,982,819
17,570,120	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A22	6.00%		07/25/2037	17,715,193
6,115,071	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A3	6.00%		07/25/2037	6,165,560
7,675,640	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-2A9	6.00%		07/25/2037	7,803,209
48,533,944	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR9-A1	6.00%	#	12/28/2037	46,985,478
22,120,284	WinWater Mortgage Loan Trust, Series 2015-4-A5	3.50%	#^	06/20/2045	22,554,859
147,436,723	WinWater Mortgage Loan Trust, Series 2015-5-A3	3.50%	#^	08/20/2045	149,363,942
24,996,441	WinWater Mortgage Loan Trust, Series 2016-1-1A5	3.50%	#^	01/20/2046	25,358,334

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $12,452,816,778)					12,603,591,920

US Corporate Bonds - 0.1%
4,915,000	American Express Credit Corporation	1.82%	#	03/18/2019	4,940,779
5,000,000	American Express Credit Corporation	1.50%	#	05/03/2019	5,015,505
2,085,000	American Express Credit Corporation	1.65%	#	03/03/2020	2,090,450
5,915,000	BB&T Corporation	1.82%	#	06/15/2020	5,947,124
2,000,000	Chevron Corporation	1.59%	#	11/15/2019	2,016,576
3,150,000	Citibank N.A.	1.61%	#	03/20/2019	3,155,355
2,600,000	Citibank N.A.	1.73%	#	06/12/2020	2,607,740
12,500,000	Consolidated Edison, Inc.	5.85%		04/01/2018	12,894,888
1,500,000	Daimler Finance North America LLC	2.04%	#^	07/05/2019	1,513,188
12,500,000	JPMorgan Chase & Company	2.13%	#	03/22/2019	12,620,263
3,040,000	Medtronic, Inc.	2.05%	#	03/15/2020	3,090,774
5,000,000	Oracle Corporation	5.75%		04/15/2018	5,159,405
3,000,000	PepsiCo, Inc.	1.21%	#	05/02/2019	3,000,693
1,000,000	Wells Fargo & Company	1.61%	#	04/22/2019	1,004,775
11,411,000	Wells Fargo & Company	2.03%	#	07/22/2020	11,587,357

Total US Corporate Bonds (Cost $76,608,468)					76,644,872

US Government and Agency Obligations - 4.8%
59,900,000	Tennessee Valley Authority	4.25%		09/15/2065	68,045,801
522,085,000	United States Treasury Inflation Indexed Bonds	0.13%		04/15/2020	523,025,797
1,325,000,000	United States Treasury Notes	1.63%		11/15/2022	1,302,977,175
700,000,000	United States Treasury Notes	2.00%		02/15/2023	700,341,600

Total US Government and Agency Obligations (Cost $2,599,258,027)					2,594,390,373

US Government / Agency Mortgage Backed Obligations - 51.3%
74,375,000	Federal Home Loan Mortgage Corporation	1.00%		10/11/2018	73,935,444
9,965,786	Federal Home Loan Mortgage Corporation, Pool C03490	4.50%		08/01/2040	10,716,263
59,105,436	Federal Home Loan Mortgage Corporation, Pool C91388	3.50%		02/01/2032	61,707,062
31,096,128	Federal Home Loan Mortgage Corporation, Pool C91403	3.50%		03/01/2032	32,468,871
29,999,984	Federal Home Loan Mortgage Corporation, Pool C91413	3.50%		12/01/2031	31,321,963
15,108,946	Federal Home Loan Mortgage Corporation, Pool C91417	3.50%		01/01/2032	15,775,891
63,198,742	Federal Home Loan Mortgage Corporation, Pool C91447	3.50%		05/01/2032	65,988,846
70,133,716	Federal Home Loan Mortgage Corporation, Pool C91594	3.00%		01/01/2033	71,814,082
20,931,898	Federal Home Loan Mortgage Corporation, Pool C91596	3.00%		02/01/2033	21,433,461
10,804,438	Federal Home Loan Mortgage Corporation, Pool D98901	3.50%		01/01/2032	11,281,347
28,280,846	Federal Home Loan Mortgage Corporation, Pool D98923	3.50%		01/01/2032	29,529,160
27,026,011	Federal Home Loan Mortgage Corporation, Pool D99724	3.00%		11/01/2032	27,673,400
24,893,961	Federal Home Loan Mortgage Corporation, Pool G01840	5.00%		07/01/2035	27,324,572
5,140,759	Federal Home Loan Mortgage Corporation, Pool G04817	5.00%		09/01/2038	5,637,908
12,961,751	Federal Home Loan Mortgage Corporation, Pool G06172	5.50%		12/01/2038	14,442,379
17,931,483	Federal Home Loan Mortgage Corporation, Pool G06954	6.00%		05/01/2040	20,226,860
25,611,146	Federal Home Loan Mortgage Corporation, Pool G07011	6.00%		05/01/2040	28,864,035
24,207,703	Federal Home Loan Mortgage Corporation, Pool G07801	4.00%		10/01/2044	25,637,418
46,698,963	Federal Home Loan Mortgage Corporation, Pool G07862	4.00%		01/01/2044	49,443,598
54,307,280	Federal Home Loan Mortgage Corporation, Pool G07905	4.00%		01/01/2042	57,358,045
84,260,470	Federal Home Loan Mortgage Corporation, Pool G08534	3.00%		06/01/2043	84,543,819
27,238,801	Federal Home Loan Mortgage Corporation, Pool G08537	3.00%		07/01/2043	27,307,909
65,882,657	Federal Home Loan Mortgage Corporation, Pool G08614	3.00%		11/01/2044	65,805,026
76,600,774	Federal Home Loan Mortgage Corporation, Pool G08619	3.00%		12/01/2044	76,502,609
103,722,428	Federal Home Loan Mortgage Corporation, Pool G08622	3.00%		01/01/2045	103,584,155
197,145,125	Federal Home Loan Mortgage Corporation, Pool G08626	3.00%		02/01/2045	196,877,319
106,339,162	Federal Home Loan Mortgage Corporation, Pool G08631	3.00%		03/01/2045	106,194,708
273,064,738	Federal Home Loan Mortgage Corporation, Pool G08635	3.00%		04/01/2045	272,693,801
80,527,365	Federal Home Loan Mortgage Corporation, Pool G08640	3.00%		05/01/2045	80,417,975
416,884,043	Federal Home Loan Mortgage Corporation, Pool G08648	3.00%		06/01/2045	416,317,739
80,785,909	Federal Home Loan Mortgage Corporation, Pool G08653	3.00%		07/01/2045	80,676,168
44,508,169	Federal Home Loan Mortgage Corporation, Pool G08658	3.00%		08/01/2045	44,447,708
53,437,272	Federal Home Loan Mortgage Corporation, Pool G08670	3.00%		10/01/2045	53,364,682
626,232,998	Federal Home Loan Mortgage Corporation, Pool G08675	3.00%		11/01/2045	625,382,310
273,231,281	Federal Home Loan Mortgage Corporation, Pool G08680	3.00%		12/01/2045	272,860,118
188,628,843	Federal Home Loan Mortgage Corporation, Pool G08686	3.00%		01/01/2046	188,372,605
248,019,559	Federal Home Loan Mortgage Corporation, Pool G08692	3.00%		02/01/2046	247,682,644
497,849,533	Federal Home Loan Mortgage Corporation, Pool G08697	3.00%		03/01/2046	497,173,244
678,915,750	Federal Home Loan Mortgage Corporation, Pool G08705	3.00%		05/01/2046	677,993,498
176,353,242	Federal Home Loan Mortgage Corporation, Pool G08721	3.00%		09/01/2046	176,113,681
71,404,057	Federal Home Loan Mortgage Corporation, Pool G60251	3.50%		10/01/2045	73,709,769
250,800,780	Federal Home Loan Mortgage Corporation, Pool G60393	3.50%		01/01/2046	258,736,455
110,168,596	Federal Home Loan Mortgage Corporation, Pool J22834	2.50%		03/01/2028	111,518,795
73,439,506	Federal Home Loan Mortgage Corporation, Pool Q13637	3.00%		11/01/2042	73,724,415
73,564,910	Federal Home Loan Mortgage Corporation, Pool Q13638	3.00%		11/01/2042	73,850,306
121,483,607	Federal Home Loan Mortgage Corporation, Pool Q16672	3.00%		03/01/2043	121,984,563
7,828,801	Federal Home Loan Mortgage Corporation, Pool Q23595	4.00%		12/01/2043	8,331,948
10,532,831	Federal Home Loan Mortgage Corporation, Pool Q24052	4.00%		01/01/2044	11,209,771
8,811,106	Federal Home Loan Mortgage Corporation, Pool Q24172	4.00%		01/01/2044	9,376,984
7,625,483	Federal Home Loan Mortgage Corporation, Pool Q24979	4.00%		02/01/2044	8,115,270
58,982,613	Federal Home Loan Mortgage Corporation, Pool Q31596	3.50%		02/01/2045	60,643,417
20,924,045	Federal Home Loan Mortgage Corporation, Pool Q32861	3.50%		04/01/2045	21,546,190
57,596,319	Federal Home Loan Mortgage Corporation, Pool Q32921	3.50%		04/01/2045	59,218,088
33,998,022	Federal Home Loan Mortgage Corporation, Pool Q39502	3.50%		03/01/2046	35,073,782
7,773,328	Federal Home Loan Mortgage Corporation, Pool T60392	4.00%		10/01/2041	8,102,680
7,696,172	Federal Home Loan Mortgage Corporation, Pool T60681	4.00%		05/01/2042	8,022,677
23,453,292	Federal Home Loan Mortgage Corporation, Pool T60782	3.50%		07/01/2042	23,903,076
39,645,875	Federal Home Loan Mortgage Corporation, Pool T60853	3.50%		09/01/2042	40,405,251
31,779,196	Federal Home Loan Mortgage Corporation, Pool T60854	3.50%		09/01/2042	32,387,921
3,526,160	Federal Home Loan Mortgage Corporation, Pool T65110	3.50%		10/01/2042	3,593,705
7,955,197	Federal Home Loan Mortgage Corporation, Pool T69016	5.00%		06/01/2041	8,490,087
30,241,039	Federal Home Loan Mortgage Corporation, Pool T69050	3.50%		05/01/2046	30,822,591
680,011	Federal Home Loan Mortgage Corporation, Pool U60299	4.00%		11/01/2040	721,923
168,199,405	Federal Home Loan Mortgage Corporation, Pool V81821	3.00%		08/01/2045	168,454,567
44,600,365	Federal Home Loan Mortgage Corporation, Pool V82117	3.00%		12/01/2045	44,668,030
51,792,515	Federal Home Loan Mortgage Corporation, Pool V82209	3.50%		02/01/2046	53,431,341
16,319,119	Federal Home Loan Mortgage Corporation, Pool V82248	3.50%		03/01/2046	16,846,440
128,424,298	Federal Home Loan Mortgage Corporation, Pool V8-2851	3.00%		01/01/2047	128,325,877
72,181,967	Federal Home Loan Mortgage Corporation, Series 2015-SC02-1A	3.00%		09/25/2045	70,438,145
48,836,932	Federal Home Loan Mortgage Corporation, Series 2016-SC01-1A	3.00%		07/25/2046	48,107,059
1,829,634	Federal Home Loan Mortgage Corporation, Series 2519-ZD	5.50%		11/15/2032	2,004,264
1,108,505	Federal Home Loan Mortgage Corporation, Series 2596-ZL	5.00%		04/15/2033	1,210,244
54,145,022	Federal Home Loan Mortgage Corporation, Series 267-30	3.00%		08/15/2042	53,804,909
597,034	Federal Home Loan Mortgage Corporation, Series 2684-ZN	4.00%		10/15/2033	627,090
103,108,394	Federal Home Loan Mortgage Corporation, Series 269-30	3.00%		08/15/2042	102,484,545
43,950,882	Federal Home Loan Mortgage Corporation, Series 274-30	3.00%		08/15/2042	43,677,573
3,864,362	Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	4,233,443
127,483,991	Federal Home Loan Mortgage Corporation, Series 280-30	3.00%		09/15/2042	126,796,763
15,587,317	Federal Home Loan Mortgage Corporation, Series 2819-MS	5.31%	#I/FI/O	06/15/2040	2,018,562
9,744,247	Federal Home Loan Mortgage Corporation, Series 2825-PZ	5.50%		07/15/2034	10,717,884
30,525,236	Federal Home Loan Mortgage Corporation, Series 284-300	3.00%		10/15/2042	30,535,946
6,124,873	Federal Home Loan Mortgage Corporation, Series 2898-JZ	5.00%		12/15/2034	6,731,858
13,439,402	Federal Home Loan Mortgage Corporation, Series 2899-AZ	5.00%		12/15/2034	14,725,278
9,929,400	Federal Home Loan Mortgage Corporation, Series 2909-Z	5.00%		12/15/2034	10,877,167
17,419,091	Federal Home Loan Mortgage Corporation, Series 2932-Z	5.00%		02/15/2035	19,081,277
1,611,204	Federal Home Loan Mortgage Corporation, Series 2990-JL	5.49%	#I/FI/O	03/15/2035	176,261
6,062,692	Federal Home Loan Mortgage Corporation, Series 3002-SN	5.34%	#I/FI/O	07/15/2035	951,604
4,201,939	Federal Home Loan Mortgage Corporation, Series 3030-SL	4.94%	#I/FI/O	09/15/2035	628,139
1,227,760	Federal Home Loan Mortgage Corporation, Series 3045-DI	5.57%	#I/FI/O	10/15/2035	193,174
9,858,911	Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	11,064,786
1,875,088	Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	1,984,754
5,167,793	Federal Home Loan Mortgage Corporation, Series 3174-PZ	5.00%		01/15/2036	5,651,898
1,223,898	Federal Home Loan Mortgage Corporation, Series 3187-JZ	5.00%		07/15/2036	1,346,456
3,257,503	Federal Home Loan Mortgage Corporation, Series 3188-ZK	5.00%		07/15/2036	3,567,286
5,103,360	Federal Home Loan Mortgage Corporation, Series 3203-SE	5.34%	#I/FI/O	08/15/2036	853,566
7,588,477	Federal Home Loan Mortgage Corporation, Series 3203-Z	5.00%		07/15/2036	8,302,496
12,023,995	Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07/15/2036	13,155,364
6,078,711	Federal Home Loan Mortgage Corporation, Series 3261-SA	5.27%	#I/FI/O	01/15/2037	1,126,799
1,819,653	Federal Home Loan Mortgage Corporation, Series 3267-BA	5.80%		11/15/2036	1,889,722
7,500,210	Federal Home Loan Mortgage Corporation, Series 3275-SC	4.92%	#I/FI/O	02/15/2037	1,048,997
3,598,902	Federal Home Loan Mortgage Corporation, Series 3315-HZ	6.00%		05/15/2037	3,751,757
8,361,868	Federal Home Loan Mortgage Corporation, Series 3326-GS	5.49%	#I/FI/O	06/15/2037	905,840
1,253,116	Federal Home Loan Mortgage Corporation, Series 3351-ZC	5.50%		07/15/2037	1,400,003
13,426,051	Federal Home Loan Mortgage Corporation, Series 3355-BI	4.89%	#I/FI/O	08/15/2037	2,032,726
800,316	Federal Home Loan Mortgage Corporation, Series 3369-Z	6.00%		09/15/2037	865,531
2,274,554	Federal Home Loan Mortgage Corporation, Series 3405-ZG	5.50%		01/15/2038	2,459,804
5,074,838	Federal Home Loan Mortgage Corporation, Series 3417-SI	5.02%	#I/FI/O	02/15/2038	722,702
5,694,699	Federal Home Loan Mortgage Corporation, Series 3423-GS	4.49%	#I/FI/O	03/15/2038	668,121
935,130	Federal Home Loan Mortgage Corporation, Series 3423-SG	4.49%	#I/FI/O	03/15/2038	100,824
1,035,760	Federal Home Loan Mortgage Corporation, Series 3451-S	4.87%	#I/FI/O	02/15/2037	103,810
1,275,601	Federal Home Loan Mortgage Corporation, Series 3455-SC	4.90%	#I/FI/O	06/15/2038	189,273
793,097	Federal Home Loan Mortgage Corporation, Series 3473-SM	4.91%	#I/FI/O	07/15/2038	99,243
6,815,986	Federal Home Loan Mortgage Corporation, Series 3484-SE	4.69%	#I/FI/O	08/15/2038	1,016,240
6,487,210	Federal Home Loan Mortgage Corporation, Series 3519-SD	4.39%	#I/FI/O	02/15/2038	966,616
2,353,791	Federal Home Loan Mortgage Corporation, Series 3524-LB	3.85%	#	06/15/2038	2,267,381
215,077	Federal Home Loan Mortgage Corporation, Series 3530-GZ	4.50%		05/15/2039	214,598
9,064,154	Federal Home Loan Mortgage Corporation, Series 3541-EI	5.59%	#I/FI/O	06/15/2039	1,419,705
2,026,676	Federal Home Loan Mortgage Corporation, Series 3545-SA	4.99%	#I/FI/O	06/15/2039	258,606
843,092	Federal Home Loan Mortgage Corporation, Series 3549-SA	4.64%	#I/FI/O	07/15/2039	98,473
9,880,505	Federal Home Loan Mortgage Corporation, Series 3577-LS	6.04%	#I/FI/O	08/15/2035	1,766,448
2,182,264	Federal Home Loan Mortgage Corporation, Series 3582-SA	4.84%	#I/FI/O	10/15/2049	252,318
3,044,658	Federal Home Loan Mortgage Corporation, Series 3583-GB	4.50%		10/15/2039	3,267,651
21,780,950	Federal Home Loan Mortgage Corporation, Series 3606-CS	5.19%	#I/FI/O	12/15/2039	3,997,384
5,865,651	Federal Home Loan Mortgage Corporation, Series 3616-SG	5.19%	#I/FI/O	03/15/2032	953,875
8,295,501	Federal Home Loan Mortgage Corporation, Series 3626-AZ	5.50%		08/15/2036	9,002,654
863,197	Federal Home Loan Mortgage Corporation, Series 3631-SE	5.24%	#I/FI/O	05/15/2039	13,403
11,900,649	Federal Home Loan Mortgage Corporation, Series 3641-Z	5.50%		02/15/2036	13,144,660
11,890,301	Federal Home Loan Mortgage Corporation, Series 3654-ZB	5.50%		11/15/2037	12,844,223
26,746,847	Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	29,237,086
2,843,119	Federal Home Loan Mortgage Corporation, Series 3667-SB	5.29%	#I/FI/O	05/15/2040	434,922
10,640,438	Federal Home Loan Mortgage Corporation, Series 3702-SG	4.89%	#I/FI/O	08/15/2032	1,724,538
2,839,055	Federal Home Loan Mortgage Corporation, Series 3704-EI	5.00%	I/O	12/15/2036	741,989
3,741,293	Federal Home Loan Mortgage Corporation, Series 3712-SG	19.75%	#I/F	08/15/2040	5,368,130
6,900,351	Federal Home Loan Mortgage Corporation, Series 3724-CM	5.50%		06/15/2037	7,678,644
72,108,851	Federal Home Loan Mortgage Corporation, Series 3725-CS	4.84%	#I/FI/O	05/15/2040	8,476,879
22,057,089	Federal Home Loan Mortgage Corporation, Series 3726-SA	4.89%	#I/FI/O	09/15/2040	3,242,430
67,331,520	Federal Home Loan Mortgage Corporation, Series 3738-BP	4.00%		12/15/2038	70,107,309
2,564,253	Federal Home Loan Mortgage Corporation, Series 3741-SC	7.68%	#I/F	10/15/2040	2,821,639
19,308,883	Federal Home Loan Mortgage Corporation, Series 3752-BS	7.90%	#I/F	11/15/2040	19,766,919
16,597,158	Federal Home Loan Mortgage Corporation, Series 3768-ZX	5.00%		12/15/2040	18,800,009
8,220,768	Federal Home Loan Mortgage Corporation, Series 3771-AL	4.00%		12/15/2030	8,631,218
18,761,630	Federal Home Loan Mortgage Corporation, Series 3779-BY	3.50%		12/15/2030	19,840,437
28,353,111	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	29,798,552
23,641,114	Federal Home Loan Mortgage Corporation, Series 3779-LB	4.00%		12/15/2030	24,973,463
3,500,000	Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12/15/2030	3,634,534
15,000,000	Federal Home Loan Mortgage Corporation, Series 3783-AC	4.00%		01/15/2031	16,191,250
9,030,236	Federal Home Loan Mortgage Corporation, Series 3786-SG	7.18%	#I/F	01/15/2041	9,525,709
11,731,674	Federal Home Loan Mortgage Corporation, Series 3788-AY	3.50%		01/15/2031	12,238,454
5,576,880	Federal Home Loan Mortgage Corporation, Series 3790-Z	4.00%		01/15/2041	5,864,656
12,920,626	Federal Home Loan Mortgage Corporation, Series 3795-VZ	4.00%		01/15/2041	13,795,962
504,765	Federal Home Loan Mortgage Corporation, Series 3798-SD	7.28%	#I/F	12/15/2040	520,584
20,642,857	Federal Home Loan Mortgage Corporation, Series 3800-VZ	4.50%		02/15/2041	23,049,639
10,749,324	Federal Home Loan Mortgage Corporation, Series 3803-ZM	4.00%		02/15/2041	11,003,503
56,676,913	Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07/15/2034	63,324,225
18,000,000	Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02/15/2031	18,655,249
15,277,557	Federal Home Loan Mortgage Corporation, Series 3812-EY	3.50%		02/15/2031	15,888,520
7,534,174	Federal Home Loan Mortgage Corporation, Series 3818-CZ	4.50%		03/15/2041	8,172,582
13,798,476	Federal Home Loan Mortgage Corporation, Series 3819-ZU	5.50%		07/15/2034	15,159,321
35,500,000	Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	37,606,513
3,350,433	Federal Home Loan Mortgage Corporation, Series 3828-SW	9.72%	#I/F	02/15/2041	4,368,164
16,685,392	Federal Home Loan Mortgage Corporation, Series 3829-VZ	4.00%		03/15/2041	17,806,147
6,801,415	Federal Home Loan Mortgage Corporation, Series 3843-PZ	5.00%		04/15/2041	7,926,640
40,569,465	Federal Home Loan Mortgage Corporation, Series 3863-ZA	5.50%		08/15/2034	44,309,588
10,229,000	Federal Home Loan Mortgage Corporation, Series 3870-PB	4.50%		06/15/2041	10,963,885
61,676,755	Federal Home Loan Mortgage Corporation, Series 3871-LZ	5.50%		06/15/2041	70,338,577
19,124,163	Federal Home Loan Mortgage Corporation, Series 3872-BA	4.00%		06/15/2041	19,695,520
13,603,206	Federal Home Loan Mortgage Corporation, Series 3877-EY	4.50%		06/15/2041	14,610,954
7,823,722	Federal Home Loan Mortgage Corporation, Series 3877-GY	4.50%		06/15/2041	8,311,509
38,705,542	Federal Home Loan Mortgage Corporation, Series 3877-ZU	4.50%		06/15/2041	40,070,934
31,395,476	Federal Home Loan Mortgage Corporation, Series 3888-ZG	4.00%		07/15/2041	33,443,114
20,870,585	Federal Home Loan Mortgage Corporation, Series 3888-ZU	4.50%		06/15/2041	23,130,731
8,238,260	Federal Home Loan Mortgage Corporation, Series 3900-SB	4.81%	#I/FI/O	07/15/2041	1,053,439
42,079,312	Federal Home Loan Mortgage Corporation, Series 3901-VZ	4.00%		07/15/2041	45,014,925
24,081,224	Federal Home Loan Mortgage Corporation, Series 3910-GZ	5.00%		08/15/2041	27,857,160
8,457,075	Federal Home Loan Mortgage Corporation, Series 3910-ZE	5.00%		10/15/2034	9,247,027
12,330,000	Federal Home Loan Mortgage Corporation, Series 3919-KL	4.50%		09/15/2041	13,065,660
30,339,714	Federal Home Loan Mortgage Corporation, Series 3919-ZJ	4.00%		09/15/2041	32,275,030
3,424,407	Federal Home Loan Mortgage Corporation, Series 3942-JZ	4.00%		10/15/2041	3,564,313
12,508,635	Federal Home Loan Mortgage Corporation, Series 3944-AZ	4.00%		10/15/2041	12,786,707
3,871,297	Federal Home Loan Mortgage Corporation, Series 3946-SM	11.22%	#I/F	10/15/2041	4,754,721
7,269,021	Federal Home Loan Mortgage Corporation, Series 3957-DZ	3.50%		11/15/2041	7,408,377
10,000,000	Federal Home Loan Mortgage Corporation, Series 3964-VM	4.00%		11/15/2034	10,661,418
38,885,370	Federal Home Loan Mortgage Corporation, Series 3969-AB	4.00%		10/15/2033	40,338,688
12,084,124	Federal Home Loan Mortgage Corporation, Series 3982-AZ	3.50%		01/15/2042	12,532,713
60,715,471	Federal Home Loan Mortgage Corporation, Series 3990-ZA	3.50%		01/15/2042	61,668,661
17,777,071	Federal Home Loan Mortgage Corporation, Series 3999-EZ	4.00%		02/15/2042	18,631,375
51,969,042	Federal Home Loan Mortgage Corporation, Series 3999-ZB	4.00%		02/15/2042	55,126,993
29,466,358	Federal Home Loan Mortgage Corporation, Series 4016-KZ	4.00%		03/15/2042	31,858,431
17,606,619	Federal Home Loan Mortgage Corporation, Series 4050-BC	2.00%		05/15/2041	17,557,139
73,259,797	Federal Home Loan Mortgage Corporation, Series 4057-ZA	4.00%		06/15/2042	78,584,905
72,992,070	Federal Home Loan Mortgage Corporation, Series 4084-TZ	4.00%		07/15/2042	78,326,184
9,255,332	Federal Home Loan Mortgage Corporation, Series 4097-TG	2.00%		05/15/2039	9,214,529
40,784,514	Federal Home Loan Mortgage Corporation, Series 4097-ZA	3.50%		08/15/2042	41,993,301
97,063,000	Federal Home Loan Mortgage Corporation, Series 4109-GE	4.50%		10/15/2041	103,488,357
11,021,105	Federal Home Loan Mortgage Corporation, Series 4109-KD	3.00%		05/15/2032	11,100,106
5,099,563	Federal Home Loan Mortgage Corporation, Series 4121-AV	3.00%		12/15/2035	5,081,893
57,032,151	Federal Home Loan Mortgage Corporation, Series 4160-HP	2.50%		01/15/2033	57,641,077
28,968,624	Federal Home Loan Mortgage Corporation, Series 4162-ZJ	3.00%		02/15/2033	28,679,543
6,100,267	Federal Home Loan Mortgage Corporation, Series 4165-ZT	3.00%		02/15/2043	5,666,924
41,829,179	Federal Home Loan Mortgage Corporation, Series 4174-Z	3.50%		03/15/2043	42,944,863
104,634,575	Federal Home Loan Mortgage Corporation, Series 4179-AZ	4.00%		01/15/2041	110,922,255
30,649,880	Federal Home Loan Mortgage Corporation, Series 4183-ZB	3.00%		03/15/2043	29,112,688
18,977,442	Federal Home Loan Mortgage Corporation, Series 4186-ZJ	3.00%		03/15/2033	18,296,158
13,000,000	Federal Home Loan Mortgage Corporation, Series 4189-ML	3.00%		04/15/2038	12,831,681
175,939,720	Federal Home Loan Mortgage Corporation, Series 4212-US	4.14%	#I/F	06/15/2043	152,903,264
11,983,044	Federal Home Loan Mortgage Corporation, Series 4215-KC	2.25%		03/15/2038	12,071,621
76,387,323	Federal Home Loan Mortgage Corporation, Series 4223-US	4.16%	#I/F	07/15/2043	68,782,163
23,386,020	Federal Home Loan Mortgage Corporation, Series 4223-ZV	4.00%		07/15/2043	25,221,238
28,726,228	Federal Home Loan Mortgage Corporation, Series 4229-TZ	3.00%		06/15/2043	27,750,869
29,232,525	Federal Home Loan Mortgage Corporation, Series 4229-ZA	4.00%		07/15/2043	31,633,284
22,200,427	Federal Home Loan Mortgage Corporation, Series 4249-CS	3.86%	#I/F	09/15/2043	20,042,969
21,357,409	Federal Home Loan Mortgage Corporation, Series 4250-BZ	3.00%		09/15/2033	20,856,969
21,615,830	Federal Home Loan Mortgage Corporation, Series 4267-BZ	4.00%		10/15/2040	23,046,560
77,370,843	Federal Home Loan Mortgage Corporation, Series 4323-GA	3.00%		06/15/2040	79,532,584
18,036,350	Federal Home Loan Mortgage Corporation, Series 4355-ZX	4.00%		05/15/2044	19,526,719
32,373,194	Federal Home Loan Mortgage Corporation, Series 4360-KA	3.00%		05/15/2040	32,988,537
53,092,921	Federal Home Loan Mortgage Corporation, Series 4375-CG	3.00%		04/15/2039	54,401,619
14,696,121	Federal Home Loan Mortgage Corporation, Series 4376-GZ	3.00%		08/15/2044	14,010,233
46,722,523	Federal Home Loan Mortgage Corporation, Series 4377-LZ	3.00%		08/15/2044	43,952,378
56,815,384	Federal Home Loan Mortgage Corporation, Series 4377-UZ	3.00%		08/15/2044	53,138,395
7,181,626	Federal Home Loan Mortgage Corporation, Series 4379-KA	3.00%		08/15/2044	7,355,453
25,598,142	Federal Home Loan Mortgage Corporation, Series 4384-A	3.00%		12/15/2040	26,017,754
25,539,307	Federal Home Loan Mortgage Corporation, Series 4384-ZY	3.00%		09/15/2044	23,770,286
1,865,878	Federal Home Loan Mortgage Corporation, Series 4386-US	6.30%	#I/F	09/15/2044	1,865,325
220,891,383	Federal Home Loan Mortgage Corporation, Series 4390-NY	3.00%		06/15/2040	225,738,226
129,437,715	Federal Home Loan Mortgage Corporation, Series 4390-NZ	3.00%		09/15/2044	120,812,154
57,641,646	Federal Home Loan Mortgage Corporation, Series 4391-MA	3.00%		07/15/2040	58,905,727
72,607,682	Federal Home Loan Mortgage Corporation, Series 4408-PB	3.00%		04/15/2044	72,876,200
5,292,162	Federal Home Loan Mortgage Corporation, Series 4419-TB	3.00%		02/15/2040	5,310,407
103,842,200	Federal Home Loan Mortgage Corporation, Series 4427-CE	3.00%		02/15/2034	106,764,631
65,473,891	Federal Home Loan Mortgage Corporation, Series 4427-MA	3.00%		02/15/2034	67,011,774
39,791,837	Federal Home Loan Mortgage Corporation, Series 4427-PS	4.44%	#I/FI/O	07/15/2044	6,154,412
53,897,261	Federal Home Loan Mortgage Corporation, Series 4429-HA	3.00%		04/15/2034	55,071,553
24,665,533	Federal Home Loan Mortgage Corporation, Series 4434-LZ	3.00%		02/15/2045	23,226,455
13,417,056	Federal Home Loan Mortgage Corporation, Series 4438-B	3.00%		10/15/2043	13,654,098
9,222,765	Federal Home Loan Mortgage Corporation, Series 4441-VZ	3.00%		02/15/2045	8,629,582
60,081,881	Federal Home Loan Mortgage Corporation, Series 4444-CH	3.00%		01/15/2041	61,483,135
26,810,362	Federal Home Loan Mortgage Corporation, Series 4444-CZ	3.00%		02/15/2045	25,003,676
57,270,350	Federal Home Loan Mortgage Corporation, Series 4447-A	3.00%		06/15/2041	58,538,355
25,162,242	Federal Home Loan Mortgage Corporation, Series 4447-YZ	4.00%		08/15/2043	27,252,658
8,023,051	Federal Home Loan Mortgage Corporation, Series 4450-JZ	3.00%		03/15/2045	7,507,606
6,977,123	Federal Home Loan Mortgage Corporation, Series 4461-LZ	3.00%		03/15/2045	6,494,242
8,229,263	Federal Home Loan Mortgage Corporation, Series 4462-ZA	3.00%		04/15/2045	7,910,646
48,018,260	Federal Home Loan Mortgage Corporation, Series 4463-ZC	3.00%		04/15/2045	45,626,202
26,676,811	Federal Home Loan Mortgage Corporation, Series 4467-ZA	3.00%		04/15/2045	24,855,164
175,473,542	Federal Home Loan Mortgage Corporation, Series 4471-BA	3.00%		12/15/2041	177,356,970
152,583,978	Federal Home Loan Mortgage Corporation, Series 4471-BC	3.00%		12/15/2041	155,850,190
136,022,278	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	138,061,578
61,924,032	Federal Home Loan Mortgage Corporation, Series 4481-B	3.00%		12/15/2042	62,533,687
243,427,690	Federal Home Loan Mortgage Corporation, Series 4483-CA	3.00%		06/15/2044	247,127,694
136,741,677	Federal Home Loan Mortgage Corporation, Series 4483-PA	2.50%		06/15/2045	136,826,033
15,926,356	Federal Home Loan Mortgage Corporation, Series 4484-ZL	3.00%		06/15/2045	15,194,755
8,554,241	Federal Home Loan Mortgage Corporation, Series 4492-GZ	3.50%		07/15/2045	8,591,404
41,627,925	Federal Home Loan Mortgage Corporation, Series 4498-PD	2.50%		08/15/2042	41,724,805
35,437,738	Federal Home Loan Mortgage Corporation, Series 4499-AB	3.00%		06/15/2042	35,841,027
61,094,612	Federal Home Loan Mortgage Corporation, Series 4504-CA	3.00%		04/15/2044	62,302,550
35,526,953	Federal Home Loan Mortgage Corporation, Series 4511-QA	3.00%		01/15/2041	36,078,913
29,141,383	Federal Home Loan Mortgage Corporation, Series 4511-QC	3.00%		12/15/2040	29,677,037
72,599,560	Federal Home Loan Mortgage Corporation, Series 4527-CA	3.00%		02/15/2044	73,680,655
169,641,408	Federal Home Loan Mortgage Corporation, Series 4527-GA	3.00%		02/15/2044	173,011,013
163,117,595	Federal Home Loan Mortgage Corporation, Series 4533-AB	3.00%		06/15/2044	163,449,914
145,366,589	Federal Home Loan Mortgage Corporation, Series 4543-HG	2.70%		04/15/2044	145,496,721
228,914,680	Federal Home Loan Mortgage Corporation, Series 4573-CA	3.00%		11/15/2044	227,700,356
74,254,734	Federal Home Loan Mortgage Corporation, Series 4573-DA	3.00%		03/15/2045	73,871,884
164,645,138	Federal Home Loan Mortgage Corporation, Series 4582-HA	3.00%		09/15/2045	167,772,967
83,346,688	Federal Home Loan Mortgage Corporation, Series 4588-DA	3.00%		02/15/2044	84,500,573
82,112,636	Federal Home Loan Mortgage Corporation, Series 4629-KA	3.00%		03/15/2045	83,243,261
84,235,711	Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	95,469,057
260,276,419	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Z40117-Z4	3.00%		04/01/2045	260,037,102
6,583,000	Federal Home Loan Mortgage Corporation Pass-Thru, Series K054-A2	2.75%		01/25/2026	6,595,519
37,746,637	Federal National Mortgage Association, Pool AL9220	3.00%		06/01/2045	37,906,328
83,620,122	Federal National Mortgage Association, Pool AS7473	3.00%		07/01/2046	83,205,376
11,583,229	Federal National Mortgage Association, Pool AS7610	2.50%		07/01/2046	11,062,398
184,743,530	Federal National Mortgage Association, Pool AS7661	3.00%		08/01/2046	183,826,663
106,654,831	Federal National Mortgage Association, Pool AS8111	3.00%		10/01/2041	107,150,715
71,589,912	Federal National Mortgage Association, Pool AS8306	3.00%		11/01/2041	71,922,770
371,228,101	Federal National Mortgage Association, Pool AS8356	3.00%		11/01/2046	369,385,778
44,278,742	Federal National Mortgage Association, Pool AS8522	3.00%		12/01/2046	44,278,936
22,612,236	Federal National Mortgage Association, Pool AZ0576	3.50%		04/01/2042	23,224,334
26,513,860	Federal National Mortgage Association, Pool BC9081	3.00%		12/01/2046	26,513,976
159,545,568	Federal National Mortgage Association, Pool MA2621	3.50%		05/01/2046	162,259,639
123,772,611	Federal National Mortgage Association, Pool MA2649	3.00%		06/01/2046	123,159,005
44,604,617	Federal National Mortgage Association, Pool MA2673	3.00%		07/01/2046	44,383,378
134,308,943	Federal National Mortgage Association, Pool MA2711	3.00%		08/01/2046	133,642,505
75,849,381	Federal National Mortgage Association, Pool MA2737	3.00%		09/01/2046	75,808,040
12,443,395	Federal National Mortgage Association, Pool MA2743	3.00%		09/01/2046	12,381,692
32,494,000	Federal National Mortgage Association, Series 2017-61-TA	3.00%		02/25/2043	32,920,484
1,061,283	Federal National Mortgage Association, Series 2002-70-QZ	5.50%		11/25/2032	1,167,599
1,631,503	Federal National Mortgage Association, Series 2002-75-ZG	5.50%		11/25/2032	1,824,002
575,592	Federal National Mortgage Association, Series 2003-117-KS	5.88%	#I/FI/O	08/25/2033	12,423
21,860,838	Federal National Mortgage Association, Series 2003-129-ZT	5.50%		01/25/2034	24,885,493
4,203,940	Federal National Mortgage Association, Series 2003-29-ZL	5.00%		04/25/2033	4,606,904
2,065,316	Federal National Mortgage Association, Series 2003-64-ZG	5.50%		07/25/2033	2,245,649
17,521,615	Federal National Mortgage Association, Series 2003-84-PZ	5.00%		09/25/2033	19,121,757
14,672,023	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	16,468,756
4,766,101	Federal National Mortgage Association, Series 2004-46-PJ	4.78%	#I/FI/O	03/25/2034	556,819
3,956,557	Federal National Mortgage Association, Series 2004-51-XP	6.48%	#I/FI/O	07/25/2034	866,066
5,000,000	Federal National Mortgage Association, Series 2004-W10-A6	5.75%		08/25/2034	5,683,933
1,243,848	Federal National Mortgage Association, Series 2004-W4-A5	5.50%		06/25/2034	1,288,884
313,978	Federal National Mortgage Association, Series 2005-107-EG	4.50%		01/25/2026	334,608
983,461	Federal National Mortgage Association, Series 2005-37-ZK	4.50%		05/25/2035	1,039,023
9,481,741	Federal National Mortgage Association, Series 2005-87-SE	4.83%	#I/FI/O	10/25/2035	1,285,917
7,711,054	Federal National Mortgage Association, Series 2005-87-SG	5.48%	#I/FI/O	10/25/2035	1,218,940
6,326,690	Federal National Mortgage Association, Series 2006-101-SA	5.36%	#I/FI/O	10/25/2036	1,046,184
2,600,353	Federal National Mortgage Association, Series 2006-123-LI	5.10%	#I/FI/O	01/25/2037	461,843
1,726,199	Federal National Mortgage Association, Series 2006-16-HZ	5.50%		03/25/2036	1,837,074
10,873,473	Federal National Mortgage Association, Series 2006-56-SM	5.53%	#I/FI/O	07/25/2036	1,690,635
16,946,299	Federal National Mortgage Association, Series 2006-60-YI	5.35%	#I/FI/O	07/25/2036	3,886,357
1,401,866	Federal National Mortgage Association, Series 2006-93-SN	5.38%	#I/FI/O	10/25/2036	229,781
13,892,203	Federal National Mortgage Association, Series 2007-109-VZ	5.00%		10/25/2035	15,420,234
1,738,425	Federal National Mortgage Association, Series 2007-116-BI	5.03%	#I/FI/O	05/25/2037	254,358
9,615,284	Federal National Mortgage Association, Series 2007-14-PS	5.59%	#I/FI/O	03/25/2037	1,942,856
4,830,154	Federal National Mortgage Association, Series 2007-30-OI	5.22%	#I/FI/O	04/25/2037	918,363
1,027,269	Federal National Mortgage Association, Series 2007-30-SI	4.89%	#I/FI/O	04/25/2037	134,316
5,045,335	Federal National Mortgage Association, Series 2007-32-SG	4.88%	#I/FI/O	04/25/2037	889,032
4,261,062	Federal National Mortgage Association, Series 2007-57-SX	5.40%	#I/FI/O	10/25/2036	778,967
6,425,325	Federal National Mortgage Association, Series 2007-60-VZ	6.00%		07/25/2037	7,264,676
2,963,565	Federal National Mortgage Association, Series 2007-71-GZ	6.00%		07/25/2047	3,248,373
5,164,268	Federal National Mortgage Association, Series 2007-75-ID	4.65%	#I/FI/O	08/25/2037	875,542
1,252,321	Federal National Mortgage Association, Series 2007-9-SD	5.43%	#I/FI/O	03/25/2037	192,688
910,458	Federal National Mortgage Association, Series 2008-27-B	5.50%		04/25/2038	962,340
6,008,330	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	6,462,043
11,705,083	Federal National Mortgage Association, Series 2008-48-BE	5.00%		06/25/2034	12,769,143
1,740,262	Federal National Mortgage Association, Series 2008-48-SD	4.78%	#I/FI/O	06/25/2037	173,116
1,940,882	Federal National Mortgage Association, Series 2008-53-LI	4.93%	#I/FI/O	07/25/2038	245,805
1,761,868	Federal National Mortgage Association, Series 2008-57-SE	4.78%	#I/FI/O	02/25/2037	246,152
1,504,860	Federal National Mortgage Association, Series 2008-5-MS	5.03%	#I/FI/O	02/25/2038	195,552
1,795,008	Federal National Mortgage Association, Series 2008-61-SC	4.78%	#I/FI/O	07/25/2038	217,900
2,030,446	Federal National Mortgage Association, Series 2008-62-SC	4.78%	#I/FI/O	07/25/2038	254,663
3,071,475	Federal National Mortgage Association, Series 2008-65-SA	4.78%	#I/FI/O	08/25/2038	491,464
3,414,374	Federal National Mortgage Association, Series 2008-81-LP	5.50%		09/25/2038	3,692,896
9,847,613	Federal National Mortgage Association, Series 2009-106-EZ	4.50%		01/25/2040	10,377,202
2,502,100	Federal National Mortgage Association, Series 2009-111-SE	5.03%	#I/FI/O	01/25/2040	330,500
837,040	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	916,346
5,608,261	Federal National Mortgage Association, Series 2009-42-SI	4.78%	#I/FI/O	06/25/2039	793,279
2,674,085	Federal National Mortgage Association, Series 2009-42-SX	4.78%	#I/FI/O	06/25/2039	306,568
2,082,981	Federal National Mortgage Association, Series 2009-47-SA	4.88%	#I/FI/O	07/25/2039	253,140
1,058,926	Federal National Mortgage Association, Series 2009-48-WS	4.73%	#I/FI/O	07/25/2039	119,133
7,750,653	Federal National Mortgage Association, Series 2009-49-S	5.53%	#I/FI/O	07/25/2039	1,415,223
1,058,903	Federal National Mortgage Association, Series 2009-51-BZ	4.50%		07/25/2039	1,118,103
2,494,672	Federal National Mortgage Association, Series 2009-54-EZ	5.00%		07/25/2039	2,679,768
2,227,088	Federal National Mortgage Association, Series 2009-70-SA	4.58%	#I/FI/O	09/25/2039	235,494
7,567,331	Federal National Mortgage Association, Series 2009-80-PM	4.50%		10/25/2039	8,095,680
4,040,665	Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	4,258,987
17,082,775	Federal National Mortgage Association, Series 2009-85-ES	6.01%	#I/FI/O	01/25/2036	3,186,064
24,398,705	Federal National Mortgage Association, Series 2009-85-JS	5.53%	#I/FI/O	10/25/2039	4,225,304
2,768,869	Federal National Mortgage Association, Series 2009-90-IB	4.50%	#I/FI/O	04/25/2037	250,444
2,128,770	Federal National Mortgage Association, Series 2009-94-BC	5.00%		11/25/2039	2,286,797
20,808,315	Federal National Mortgage Association, Series 2010-101-SA	3.26%	#I/FI/O	09/25/2040	2,246,776
10,714,085	Federal National Mortgage Association, Series 2010-101-ZC	4.50%		09/25/2040	11,465,419
30,783,007	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	32,590,219
7,137,926	Federal National Mortgage Association, Series 2010-10-SA	5.13%	#I/FI/O	02/25/2040	1,216,267
3,125,813	Federal National Mortgage Association, Series 2010-10-ZA	4.50%		02/25/2040	3,242,678
1,814,584	Federal National Mortgage Association, Series 2010-111-S	4.73%	#I/FI/O	10/25/2050	236,039
5,835,178	Federal National Mortgage Association, Series 2010-116-Z	4.00%		10/25/2040	6,193,817
2,024,714	Federal National Mortgage Association, Series 2010-117-SA	3.28%	#I/FI/O	10/25/2040	162,679
5,076,156	Federal National Mortgage Association, Series 2010-120-KD	4.00%		10/25/2040	5,415,283
36,251,935	Federal National Mortgage Association, Series 2010-121-SD	3.28%	#I/FI/O	10/25/2040	3,199,168
242,685	Federal National Mortgage Association, Series 2010-126-SU	43.44%	#I/F	11/25/2040	780,404
178,693	Federal National Mortgage Association, Series 2010-126-SX	11.85%	#I/F	11/25/2040	281,845
8,338,891	Federal National Mortgage Association, Series 2010-128-HZ	4.00%		11/25/2040	8,623,222
6,531,370	Federal National Mortgage Association, Series 2010-132-Z	4.50%		11/25/2040	6,899,273
88,008	Federal National Mortgage Association, Series 2010-137-VS	11.85%	#I/F	12/25/2040	126,198
16,590,406	Federal National Mortgage Association, Series 2010-142-AZ	4.00%		12/25/2040	17,068,015
18,527,389	Federal National Mortgage Association, Series 2010-148-SA	5.43%	#I/FI/O	01/25/2026	2,250,298
35,001,975	Federal National Mortgage Association, Series 2010-150-ZA	4.00%		01/25/2041	36,206,400
13,751,406	Federal National Mortgage Association, Series 2010-16-SA	4.23%	#I/FI/O	03/25/2040	2,022,417
3,954,335	Federal National Mortgage Association, Series 2010-21-DZ	5.00%		03/25/2040	4,348,094
2,156,216	Federal National Mortgage Association, Series 2010-21-KS	3.73%	#I/FI/O	03/25/2040	170,022
936,423	Federal National Mortgage Association, Series 2010-2-GS	5.23%	#I/FI/O	12/25/2049	96,286
3,004,707	Federal National Mortgage Association, Series 2010-2-MS	5.03%	#I/FI/O	02/25/2050	429,707
2,713,932	Federal National Mortgage Association, Series 2010-31-SA	3.78%	#I/FI/O	04/25/2040	262,316
7,401,757	Federal National Mortgage Association, Series 2010-31-VZ	4.00%		04/25/2040	7,624,560
6,189,975	Federal National Mortgage Association, Series 2010-34-PS	3.71%	#I/FI/O	04/25/2040	743,119
1,098,909	Federal National Mortgage Association, Series 2010-35-ES	5.23%	#I/FI/O	04/25/2040	114,237
1,697,975	Federal National Mortgage Association, Series 2010-35-SV	5.23%	#I/FI/O	04/25/2040	216,767
1,964,504	Federal National Mortgage Association, Series 2010-46-MS	3.73%	#I/FI/O	05/25/2040	224,843
15,129,943	Federal National Mortgage Association, Series 2010-49-ZW	4.50%		05/25/2040	15,855,012
3,623,064	Federal National Mortgage Association, Series 2010-4-SK	5.01%	#I/FI/O	02/25/2040	556,630
1,406,927	Federal National Mortgage Association, Series 2010-58-ES	9.34%	#I/F	06/25/2040	1,610,095
9,780,714	Federal National Mortgage Association, Series 2010-59-MS	4.55%	#I/FI/O	06/25/2040	1,668,825
13,044,442	Federal National Mortgage Association, Series 2010-59-PS	5.23%	#I/FI/O	03/25/2039	1,131,367
10,116,260	Federal National Mortgage Association, Series 2010-59-SC	3.78%	#I/FI/O	01/25/2040	1,194,712
1,562,513	Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	1,631,395
922,914	Federal National Mortgage Association, Series 2010-61-EL	4.50%		06/25/2040	987,892
10,983,522	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	12,051,256
34,557,833	Federal National Mortgage Association, Series 2010-76-ZK	4.50%		07/25/2040	36,907,268
8,979,317	Federal National Mortgage Association, Series 2010-79-CZ	4.00%		07/25/2040	9,227,602
31,764,282	Federal National Mortgage Association, Series 2010-79-VZ	4.50%		07/25/2040	34,130,918
5,639,477	Federal National Mortgage Association, Series 2010-84-ZC	4.50%		08/25/2040	6,036,521
11,278,930	Federal National Mortgage Association, Series 2010-84-ZD	4.50%		08/25/2040	12,073,016
13,586,895	Federal National Mortgage Association, Series 2010-84-ZG	4.50%		08/25/2040	14,817,544
1,740,318	Federal National Mortgage Association, Series 2010-90-SA	4.63%	#I/FI/O	08/25/2040	205,850
2,633,049	Federal National Mortgage Association, Series 2010-94-Z	4.50%		08/25/2040	2,775,872
8,668,587	Federal National Mortgage Association, Series 2010-99-SG	19.75%	#I/F	09/25/2040	14,868,213
3,182,516	Federal National Mortgage Association, Series 2010-9-DS	4.08%	#I/FI/O	02/25/2040	339,289
34,951,753	Federal National Mortgage Association, Series 2011-106-LZ	3.50%		10/25/2041	36,129,788
520,021	Federal National Mortgage Association, Series 2011-110-LS	8.00%	#I/F	11/25/2041	659,690
10,870,457	Federal National Mortgage Association, Series 2011-111-CZ	4.00%		11/25/2041	11,282,719
8,823,811	Federal National Mortgage Association, Series 2011-111-EZ	5.00%		11/25/2041	9,605,691
7,400,013	Federal National Mortgage Association, Series 2011-111-VZ	4.00%		11/25/2041	7,578,975
30,000,000	Federal National Mortgage Association, Series 2011-131-PB	4.50%		12/25/2041	33,510,972
29,500,000	Federal National Mortgage Association, Series 2011-16-AL	3.50%		03/25/2031	31,138,185
38,800,000	Federal National Mortgage Association, Series 2011-17-NY	3.50%		03/25/2031	40,467,771
1,812,421	Federal National Mortgage Association, Series 2011-17-SA	5.25%	#I/FI/O	03/25/2041	232,086
11,000,000	Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	11,316,572
4,744,126	Federal National Mortgage Association, Series 2011-27-BS	6.90%	#I/F	04/25/2041	5,030,473
56,000,000	Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	57,872,802
17,591,560	Federal National Mortgage Association, Series 2011-2-GZ	4.00%		02/25/2041	18,578,102
46,648,918	Federal National Mortgage Association, Series 2011-32-X	4.00%		04/25/2041	48,426,475
8,114,095	Federal National Mortgage Association, Series 2011-36-VZ	4.50%		05/25/2041	8,609,782
21,004,436	Federal National Mortgage Association, Series 2011-37-Z	4.50%		05/25/2041	22,681,770
8,517,502	Federal National Mortgage Association, Series 2011-38-BZ	4.00%		05/25/2041	8,765,389
8,748,233	Federal National Mortgage Association, Series 2011-39-CB	3.00%		05/25/2026	8,967,112
22,080,193	Federal National Mortgage Association, Series 2011-39-ZD	4.00%		02/25/2041	23,561,977
5,229,292	Federal National Mortgage Association, Series 2011-40-LZ	4.50%		05/25/2041	5,545,905
11,548,902	Federal National Mortgage Association, Series 2011-42-MZ	4.50%		05/25/2041	12,387,691
19,155,154	Federal National Mortgage Association, Series 2011-45-ZA	4.00%		05/25/2031	20,166,374
20,950,117	Federal National Mortgage Association, Series 2011-45-ZB	4.50%		05/25/2041	23,031,176
4,291,969	Federal National Mortgage Association, Series 2011-48-SC	6.77%	#I/F	06/25/2041	4,404,331
15,140,507	Federal National Mortgage Association, Series 2011-58-SA	5.33%	#I/FI/O	07/25/2041	2,877,064
2,398,298	Federal National Mortgage Association, Series 2011-59-MA	4.50%		07/25/2041	2,566,889
13,969,748	Federal National Mortgage Association, Series 2011-60-EL	3.00%		07/25/2026	14,466,789
24,379,840	Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	25,755,760
9,731,625	Federal National Mortgage Association, Series 2011-74-KL	5.00%		06/25/2040	10,519,548
25,675,865	Federal National Mortgage Association, Series 2011-77-Z	3.50%		08/25/2041	27,920,686
19,623,548	Federal National Mortgage Association, Series 2011-8-AV	4.00%		01/25/2030	19,739,712
25,893,665	Federal National Mortgage Association, Series 2011-99-CZ	4.50%		10/25/2041	29,032,409
119,906,512	Federal National Mortgage Association, Series 2011-99-DZ	5.00%		10/25/2041	133,224,996
12,197,094	Federal National Mortgage Association, Series 2012-104-Z	3.50%		09/25/2042	12,350,314
11,011,684	Federal National Mortgage Association, Series 2012-111-LB	3.50%		05/25/2041	11,286,231
39,366,388	Federal National Mortgage Association, Series 2012-111-MJ	4.00%		04/25/2042	41,250,794
21,715,811	Federal National Mortgage Association, Series 2012-114-DC	2.00%		08/25/2039	21,661,206
100,014,629	Federal National Mortgage Association, Series 2012-122-AD	2.00%		02/25/2040	99,163,594
78,814,038	Federal National Mortgage Association, Series 2012-122-DB	3.00%		11/25/2042	79,014,620
87,356,106	Federal National Mortgage Association, Series 2012-125-LA	3.00%		11/25/2042	86,900,911
7,380,922	Federal National Mortgage Association, Series 2012-133-PB	6.50%		04/25/2042	8,398,089
48,744,726	Federal National Mortgage Association, Series 2012-144-PT	4.34%	#	11/25/2049	53,235,845
10,517,544	Federal National Mortgage Association, Series 2012-14-BZ	4.00%		03/25/2042	11,171,937
24,036,705	Federal National Mortgage Association, Series 2012-15-PZ	4.00%		03/25/2042	25,452,839
18,073,471	Federal National Mortgage Association, Series 2012-20-ZT	3.50%		03/25/2042	18,570,931
55,496,129	Federal National Mortgage Association, Series 2012-30-DZ	4.00%		04/25/2042	59,328,280
45,630,150	Federal National Mortgage Association, Series 2012-31-Z	4.00%		04/25/2042	48,678,933
11,190,924	Federal National Mortgage Association, Series 2012-63-EB	2.00%		08/25/2040	11,198,354
32,783,125	Federal National Mortgage Association, Series 2012-74-Z	4.00%		07/25/2042	34,237,499
9,433,007	Federal National Mortgage Association, Series 2012-80-EA	2.00%		04/25/2042	9,017,946
23,996,583	Federal National Mortgage Association, Series 2012-86-ZC	3.50%		08/25/2042	24,770,396
33,433,526	Federal National Mortgage Association, Series 2012-96-VZ	3.50%		09/25/2042	33,524,322
42,093,243	Federal National Mortgage Association, Series 2012-98-BG	4.50%		08/25/2040	45,006,028
70,842,814	Federal National Mortgage Association, Series 2012-99-QE	3.00%		09/25/2042	71,335,483
24,923,302	Federal National Mortgage Association, Series 2013-130-ZE	3.00%		01/25/2044	23,716,186
22,393,434	Federal National Mortgage Association, Series 2013-133-ZT	3.00%		01/25/2039	21,091,558
11,925,943	Federal National Mortgage Association, Series 2013-36-Z	3.00%		04/25/2043	11,527,151
21,100,032	Federal National Mortgage Association, Series 2013-41-ZH	3.00%		05/25/2033	21,016,237
19,292,416	Federal National Mortgage Association, Series 2013-51-HS	3.94%	#I/F	04/25/2043	16,831,203
6,332,829	Federal National Mortgage Association, Series 2013-53-AB	1.50%		03/25/2028	6,104,178
7,059,931	Federal National Mortgage Association, Series 2013-58-SC	4.18%	#I/F	06/25/2043	6,084,640
112,401,734	Federal National Mortgage Association, Series 2013-81-ZQ	3.00%		08/25/2043	102,753,012
31,205,467	Federal National Mortgage Association, Series 2013-82-SH	4.83%	#I/FI/O	12/25/2042	5,481,921
25,640,291	Federal National Mortgage Association, Series 2013-8-Z	3.00%		02/25/2043	25,002,481
22,471,080	Federal National Mortgage Association, Series 2014-12-GZ	3.50%		03/25/2044	23,107,838
24,250,101	Federal National Mortgage Association, Series 2014-21-GZ	3.00%		04/25/2044	22,297,362
28,763,250	Federal National Mortgage Association, Series 2014-37-ZY	2.50%		07/25/2044	25,233,726
45,950,159	Federal National Mortgage Association, Series 2014-39-ZA	3.00%		07/25/2044	44,857,910
12,527,757	Federal National Mortgage Association, Series 2014-46-NZ	3.00%		06/25/2043	12,331,306
60,071,183	Federal National Mortgage Association, Series 2014-55-MA	3.00%		10/25/2039	61,453,799
4,322,443	Federal National Mortgage Association, Series 2014-56-AD	3.00%		01/25/2040	4,334,600
55,072,923	Federal National Mortgage Association, Series 2014-60-EZ	3.00%		10/25/2044	51,061,902
38,875,203	Federal National Mortgage Association, Series 2014-61-ZV	3.00%		10/25/2044	35,881,828
32,783,468	Federal National Mortgage Association, Series 2014-64-NZ	3.00%		10/25/2044	30,595,056
121,758,000	Federal National Mortgage Association, Series 2014-65-CD	3.00%		06/25/2040	124,496,557
11,543,658	Federal National Mortgage Association, Series 2014-67-DZ	3.00%		10/25/2044	10,846,798
116,335,053	Federal National Mortgage Association, Series 2014-68-MA	3.00%		11/25/2040	118,464,578
36,903,230	Federal National Mortgage Association, Series 2014-68-MZ	3.00%		11/25/2044	34,126,926
26,137,776	Federal National Mortgage Association, Series 2014-6-Z	2.50%		02/25/2044	22,910,817
51,292,396	Federal National Mortgage Association, Series 2014-73-CQ	3.00%		06/25/2040	52,464,899
20,832,260	Federal National Mortgage Association, Series 2014-77-VZ	3.00%		11/25/2044	19,383,874
28,280,364	Federal National Mortgage Association, Series 2014-82-YA	3.00%		04/25/2041	28,798,766
26,754,092	Federal National Mortgage Association, Series 2014-84-KZ	3.00%		12/25/2044	24,949,400
133,857,250	Federal National Mortgage Association, Series 2014-95-NA	3.00%		04/25/2041	136,449,316
196,191,008	Federal National Mortgage Association, Series 2014-M11-1A	3.22%	#	08/25/2024	203,768,689
89,921,767	Federal National Mortgage Association, Series 2015-09-HA	3.00%		01/25/2045	91,794,855
43,597,200	Federal National Mortgage Association, Series 2015-11-A	3.00%		05/25/2034	44,744,643
114,041,709	Federal National Mortgage Association, Series 2015-21-G	3.00%		02/25/2042	117,499,248
22,215,929	Federal National Mortgage Association, Series 2015-42-CA	3.00%		03/25/2044	22,540,650
70,635,515	Federal National Mortgage Association, Series 2015-49-A	3.00%		03/25/2044	71,716,471
16,816,755	Federal National Mortgage Association, Series 2015-63-KD	3.00%		07/25/2041	17,234,241
66,029,888	Federal National Mortgage Association, Series 2015-88-AC	3.00%		04/25/2043	67,459,276
194,002,142	Federal National Mortgage Association, Series 2015-88-BA	3.00%		04/25/2044	201,231,709
27,103,587	Federal National Mortgage Association, Series 2015-94-MA	3.00%		01/25/2046	27,644,846
59,905,216	Federal National Mortgage Association, Series 2016-02-JA	2.50%		02/25/2046	59,983,476
130,301,505	Federal National Mortgage Association, Series 2016-32-LA	3.00%		10/25/2044	129,164,103
29,680,356	Federal National Mortgage Association, Series 2016-71-ZQ	3.00%		10/25/2046	25,233,485
125,666,086	Federal National Mortgage Association, Series 2016-72-PA	3.00%		07/25/2046	127,384,218
98,684,846	Federal National Mortgage Association, Series 2016-74-PA	3.00%		12/25/2044	99,551,496
48,123,351	Federal National Mortgage Association, Series 2016-79-EP	3.00%		01/25/2044	48,432,177
124,963,915	Federal National Mortgage Association, Series 2016-81-PA	3.00%		02/25/2044	125,472,168
65,895,516	Federal National Mortgage Association, Series 2016-94-PA	3.00%		03/25/2044	66,814,581
63,937,337	Federal National Mortgage Association, Series 2017-13-ML	3.00%		08/25/2041	65,138,719
22,687,851	Federal National Mortgage Association, Series 2017-26	3.00%		06/25/2043	22,890,490
34,527,879	Federal National Mortgage Association, Series 2017-2-HA	3.00%		09/25/2041	35,108,362
23,795,518	Federal National Mortgage Association, Series 2017-4-CH	3.00%		06/25/2042	24,429,812
23,267,753	Federal National Mortgage Association, Series 2017-51	3.00%		11/25/2042	23,504,686
12,015,127	Federal National Mortgage Association, Series 400-S4	4.23%	#I/FI/O	11/25/2039	1,694,083
122,743,753	Federal National Mortgage Association, Series 412-A3	3.00%		08/25/2042	121,933,200
12,510,185	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	13,730,758
13,598,640	Federal National Mortgage Association Pass-Thru, Pool 735141	5.50%		01/01/2035	15,242,561
5,015,406	Federal National Mortgage Association Pass-Thru, Pool 735230	5.50%		02/01/2035	5,619,087
9,494,604	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	10,427,742
15,310,138	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	16,811,923
10,783,399	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	11,842,527
4,171,867	Federal National Mortgage Association Pass-Thru, Pool 735667	5.00%		07/01/2035	4,580,207
3,485,541	Federal National Mortgage Association Pass-Thru, Pool 735893	5.00%		10/01/2035	3,828,915
8,702,941	Federal National Mortgage Association Pass-Thru, Pool 745275	5.00%		02/01/2036	9,558,462
376,923	Federal National Mortgage Association Pass-Thru, Pool 745571	4.00%		01/01/2019	390,336
380,297	Federal National Mortgage Association Pass-Thru, Pool 888695	5.00%		08/01/2037	415,380
1,721,485	Federal National Mortgage Association Pass-Thru, Pool 888968	5.00%		08/01/2035	1,887,300
5,017,791	Federal National Mortgage Association Pass-Thru, Pool 889509	6.00%		05/01/2038	5,691,962
9,158,210	Federal National Mortgage Association Pass-Thru, Pool 889662	6.00%		06/01/2038	10,416,062
15,909,743	Federal National Mortgage Association Pass-Thru, Pool 890549	4.00%		11/01/2043	16,892,090
17,978,061	Federal National Mortgage Association Pass-Thru, Pool 890565	3.00%		11/01/2043	18,055,994
1,173,117	Federal National Mortgage Association Pass-Thru, Pool 929321	5.50%		03/01/2038	1,301,880
1,086,988	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	1,185,683
627,731	Federal National Mortgage Association Pass-Thru, Pool 961410	6.00%		01/01/2038	713,221
285,094	Federal National Mortgage Association Pass-Thru, Pool 975116	5.00%		05/01/2038	311,347
3,453,310	Federal National Mortgage Association Pass-Thru, Pool 982036	6.00%		05/01/2038	3,908,557
2,764,628	Federal National Mortgage Association Pass-Thru, Pool 985190	6.00%		08/01/2038	3,137,199
1,975,373	Federal National Mortgage Association Pass-Thru, Pool 986864	6.50%		08/01/2038	2,233,631
1,775,943	Federal National Mortgage Association Pass-Thru, Pool 987316	6.50%		09/01/2038	1,974,554
8,764,225	Federal National Mortgage Association Pass-Thru, Pool 995070	5.50%		08/01/2037	9,823,275
31,605,116	Federal National Mortgage Association Pass-Thru, Pool 995112	5.50%		07/01/2036	35,422,741
16,619,099	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	18,247,058
1,311,617	Federal National Mortgage Association Pass-Thru, Pool 995581	6.00%		01/01/2039	1,487,762
28,363,363	Federal National Mortgage Association Pass-Thru, Pool 995849	5.00%		08/01/2036	31,139,133
24,163,043	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%		01/01/2031	25,631,924
643,196	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%		09/01/2035	676,654
2,484,122	Federal National Mortgage Association Pass-Thru, Pool AB3713	4.00%		10/01/2031	2,634,500
12,677,156	Federal National Mortgage Association Pass-Thru, Pool AB3796	3.50%		11/01/2031	13,240,103
4,601,595	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%		11/01/2041	4,795,061
8,679,349	Federal National Mortgage Association Pass-Thru, Pool AB3923	4.00%		11/01/2041	9,046,149
39,984,584	Federal National Mortgage Association Pass-Thru, Pool AB4167	3.50%		01/01/2032	41,758,532
40,101,570	Federal National Mortgage Association Pass-Thru, Pool AB4261	3.50%		01/01/2032	41,882,775
6,501,425	Federal National Mortgage Association Pass-Thru, Pool AB5084	3.50%		05/01/2032	6,790,739
14,906,155	Federal National Mortgage Association Pass-Thru, Pool AB5156	3.50%		05/01/2032	15,563,058
24,464,887	Federal National Mortgage Association Pass-Thru, Pool AB5212	3.50%		05/01/2032	25,544,839
9,339,885	Federal National Mortgage Association Pass-Thru, Pool AB5243	4.00%		05/01/2042	9,735,406
36,259,701	Federal National Mortgage Association Pass-Thru, Pool AB5911	3.00%		08/01/2032	37,122,596
10,627,472	Federal National Mortgage Association Pass-Thru, Pool AB6280	3.00%		09/01/2042	10,643,986
15,940,364	Federal National Mortgage Association Pass-Thru, Pool AB6349	3.00%		10/01/2032	16,319,721
44,958,847	Federal National Mortgage Association Pass-Thru, Pool AB6750	3.00%		10/01/2032	46,026,782
22,310,794	Federal National Mortgage Association Pass-Thru, Pool AB6751	3.00%		10/01/2032	22,841,754
131,149,092	Federal National Mortgage Association Pass-Thru, Pool AB6854	3.00%		11/01/2042	131,718,269
94,250,323	Federal National Mortgage Association Pass-Thru, Pool AB7077	3.00%		11/01/2042	94,659,072
76,307,223	Federal National Mortgage Association Pass-Thru, Pool AB7344	3.00%		12/01/2032	78,115,900
35,120,579	Federal National Mortgage Association Pass-Thru, Pool AB7776	3.00%		02/01/2043	35,174,819
44,565,980	Federal National Mortgage Association Pass-Thru, Pool AB7877	3.00%		02/01/2043	44,635,038
18,429,671	Federal National Mortgage Association Pass-Thru, Pool AB8418	3.00%		02/01/2033	18,867,324
27,467,116	Federal National Mortgage Association Pass-Thru, Pool AB8520	3.00%		02/01/2033	28,120,911
32,738,664	Federal National Mortgage Association Pass-Thru, Pool AB8703	3.00%		03/01/2038	32,890,777
16,289,700	Federal National Mortgage Association Pass-Thru, Pool AB8858	3.00%		04/01/2033	16,675,551
27,857,664	Federal National Mortgage Association Pass-Thru, Pool AB9020	3.00%		04/01/2038	27,987,101
26,138,429	Federal National Mortgage Association Pass-Thru, Pool AB9197	3.00%		05/01/2033	26,760,701
75,550,586	Federal National Mortgage Association Pass-Thru, Pool AB9406	3.00%		05/01/2033	77,349,212
16,114,339	Federal National Mortgage Association Pass-Thru, Pool AB9409	3.00%		05/01/2033	16,497,948
832,308	Federal National Mortgage Association Pass-Thru, Pool AC1032	5.00%		06/01/2040	853,091
28,680,131	Federal National Mortgage Association Pass-Thru, Pool AD0189	5.50%		02/01/2039	32,117,190
14,317,209	Federal National Mortgage Association Pass-Thru, Pool AD0500	5.50%		09/01/2036	16,045,848
1,182,872	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%		06/01/2030	1,272,233
1,373,899	Federal National Mortgage Association Pass-Thru, Pool AD6438	5.00%		06/01/2040	1,502,130
1,043,108	Federal National Mortgage Association Pass-Thru, Pool AD7859	5.00%		06/01/2040	1,142,505
11,099,229	Federal National Mortgage Association Pass-Thru, Pool AH0607	4.00%		12/01/2040	11,760,839
1,290,970	Federal National Mortgage Association Pass-Thru, Pool AH1140	4.50%		12/01/2040	1,359,212
10,385,904	Federal National Mortgage Association Pass-Thru, Pool AH4437	4.00%		01/01/2041	10,824,902
2,320,348	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%		02/01/2031	2,461,341
11,164,129	Federal National Mortgage Association Pass-Thru, Pool AH9323	4.00%		04/01/2026	11,689,302
519,782	Federal National Mortgage Association Pass-Thru, Pool AI8889	4.00%		08/01/2041	541,845
5,694,762	Federal National Mortgage Association Pass-Thru, Pool AI9831	4.00%		09/01/2041	5,926,508
1,439,488	Federal National Mortgage Association Pass-Thru, Pool AJ1265	4.00%		09/01/2041	1,500,486
3,060,647	Federal National Mortgage Association Pass-Thru, Pool AJ1399	4.00%		09/01/2041	3,189,371
8,248,537	Federal National Mortgage Association Pass-Thru, Pool AJ1467	4.00%		10/01/2041	8,595,332
4,837,286	Federal National Mortgage Association Pass-Thru, Pool AJ3392	4.00%		10/01/2041	5,042,143
1,931,142	Federal National Mortgage Association Pass-Thru, Pool AJ3854	4.00%		10/01/2041	2,013,052
30,823,738	Federal National Mortgage Association Pass-Thru, Pool AJ4118	4.00%		11/01/2041	32,126,294
7,534,519	Federal National Mortgage Association Pass-Thru, Pool AJ4131	4.00%		10/01/2041	7,851,286
1,251,912	Federal National Mortgage Association Pass-Thru, Pool AJ5172	4.00%		11/01/2041	1,305,015
39,057,627	Federal National Mortgage Association Pass-Thru, Pool AJ5322	4.00%		11/01/2041	41,218,076
18,930,172	Federal National Mortgage Association Pass-Thru, Pool AJ7677	3.50%		12/01/2041	19,252,644
3,016,613	Federal National Mortgage Association Pass-Thru, Pool AJ8334	4.00%		12/01/2041	3,144,268
40,563,573	Federal National Mortgage Association Pass-Thru, Pool AK0713	3.50%		01/01/2032	42,363,273
10,601,868	Federal National Mortgage Association Pass-Thru, Pool AK4039	4.00%		02/01/2042	11,048,115
7,743,526	Federal National Mortgage Association Pass-Thru, Pool AK4763	4.00%		02/01/2042	8,069,165
8,261,850	Federal National Mortgage Association Pass-Thru, Pool AK9438	4.00%		03/01/2042	8,611,439
9,405,140	Federal National Mortgage Association Pass-Thru, Pool AK9439	4.00%		03/01/2042	9,800,554
1,135,574	Federal National Mortgage Association Pass-Thru, Pool AK9446	4.50%		03/01/2042	1,193,762
8,657,817	Federal National Mortgage Association Pass-Thru, Pool AL1485	6.00%		01/01/2040	9,852,486
5,178,846	Federal National Mortgage Association Pass-Thru, Pool AL1548	6.00%		07/01/2039	5,916,633
8,597,588	Federal National Mortgage Association Pass-Thru, Pool AL1554	6.00%		01/01/2040	9,767,858
17,482,517	Federal National Mortgage Association Pass-Thru, Pool AL1690	6.00%		05/01/2041	19,792,567
23,442,568	Federal National Mortgage Association Pass-Thru, Pool AL1744	6.00%		10/01/2040	26,609,741
6,811,014	Federal National Mortgage Association Pass-Thru, Pool AL1745	6.00%		03/01/2040	7,720,734
8,506,488	Federal National Mortgage Association Pass-Thru, Pool AL1793	6.00%		01/01/2041	9,660,547
90,864,380	Federal National Mortgage Association Pass-Thru, Pool AL3038	3.00%		01/01/2033	93,025,244
144,274,133	Federal National Mortgage Association Pass-Thru, Pool AL3699	3.00%		06/01/2043	144,497,276
72,682,587	Federal National Mortgage Association Pass-Thru, Pool AL3883	3.00%		07/01/2043	72,795,365
5,168,953	Federal National Mortgage Association Pass-Thru, Pool AL4292	4.50%		04/01/2026	5,454,815
12,658,244	Federal National Mortgage Association Pass-Thru, Pool AL4312	4.00%		10/01/2043	13,433,541
26,504,967	Federal National Mortgage Association Pass-Thru, Pool AL6075	3.50%		09/01/2053	26,842,382
37,186,306	Federal National Mortgage Association Pass-Thru, Pool AL6076	3.00%		06/01/2053	36,576,179
104,802,359	Federal National Mortgage Association Pass-Thru, Pool AL6141	4.00%		04/01/2042	110,603,785
72,060,806	Federal National Mortgage Association Pass-Thru, Pool AL6325	3.00%		10/01/2044	72,354,671
40,119,728	Federal National Mortgage Association Pass-Thru, Pool AL6486	4.50%		02/01/2045	43,112,064
93,937,623	Federal National Mortgage Association Pass-Thru, Pool AL6538	4.50%		06/01/2044	101,611,744
64,998,902	Federal National Mortgage Association Pass-Thru, Pool AL8304	3.50%		03/01/2046	66,975,581
34,171,943	Federal National Mortgage Association Pass-Thru, Pool AO2980	4.00%		05/01/2042	35,608,738
76,759,547	Federal National Mortgage Association Pass-Thru, Pool AP4787	3.50%		09/01/2042	78,070,408
70,987,431	Federal National Mortgage Association Pass-Thru, Pool AP4789	3.50%		09/01/2042	72,201,927
19,353,431	Federal National Mortgage Association Pass-Thru, Pool AQ5541	3.00%		12/01/2042	19,437,426
23,215,049	Federal National Mortgage Association Pass-Thru, Pool AR9856	3.00%		04/01/2043	23,315,710
35,266,410	Federal National Mortgage Association Pass-Thru, Pool AS1927	4.50%		03/01/2044	37,875,807
35,598,409	Federal National Mortgage Association Pass-Thru, Pool AS2038	4.50%		03/01/2044	38,254,323
29,779,287	Federal National Mortgage Association Pass-Thru, Pool AS2517	4.50%		05/01/2044	31,999,127
16,307,447	Federal National Mortgage Association Pass-Thru, Pool AS2551	4.50%		06/01/2044	17,526,338
14,747,339	Federal National Mortgage Association Pass-Thru, Pool AS2765	4.50%		07/01/2044	15,844,967
43,773,228	Federal National Mortgage Association Pass-Thru, Pool AS3201	3.00%		08/01/2034	44,637,596
19,321,256	Federal National Mortgage Association Pass-Thru, Pool AS3456	3.00%		10/01/2034	19,703,223
42,850,237	Federal National Mortgage Association Pass-Thru, Pool AS3666	3.00%		10/01/2034	43,696,613
174,990,404	Federal National Mortgage Association Pass-Thru, Pool AS3961	3.00%		12/01/2044	175,275,413
52,624,103	Federal National Mortgage Association Pass-Thru, Pool AS4154	3.00%		12/01/2044	52,666,380
34,845,627	Federal National Mortgage Association Pass-Thru, Pool AS4212	3.00%		01/01/2035	35,534,173
54,136,892	Federal National Mortgage Association Pass-Thru, Pool AS4281	3.00%		01/01/2035	55,207,103
33,090,542	Federal National Mortgage Association Pass-Thru, Pool AS4345	3.50%		01/01/2045	34,096,182
39,371,224	Federal National Mortgage Association Pass-Thru, Pool AS4360	3.00%		01/01/2035	40,149,940
323,524,416	Federal National Mortgage Association Pass-Thru, Pool AS4625	3.00%		03/01/2045	323,700,876
137,002,978	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	137,077,704
48,686,913	Federal National Mortgage Association Pass-Thru, Pool AS4779	3.00%		04/01/2035	49,529,550
47,790,923	Federal National Mortgage Association Pass-Thru, Pool AS4780	3.00%		04/01/2035	48,736,192
63,884,226	Federal National Mortgage Association Pass-Thru, Pool AS4840	3.00%		04/01/2035	64,989,913
31,019,971	Federal National Mortgage Association Pass-Thru, Pool AS4881	3.00%		05/01/2035	31,556,847
33,551,678	Federal National Mortgage Association Pass-Thru, Pool AS4882	3.00%		05/01/2035	34,132,370
61,300,522	Federal National Mortgage Association Pass-Thru, Pool AX9696	3.00%		07/01/2045	60,996,788
86,672,373	Federal National Mortgage Association Pass-Thru, Pool AY3974	3.00%		03/01/2045	86,719,650
29,271,639	Federal National Mortgage Association Pass-Thru, Pool AY4295	3.00%		02/01/2045	29,127,315
14,710,947	Federal National Mortgage Association Pass-Thru, Pool AY4296	3.00%		01/01/2045	14,638,514
14,546,727	Federal National Mortgage Association Pass-Thru, Pool AY5471	3.00%		03/01/2045	14,474,869
3,170,582	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%		12/01/2029	3,408,825
45,340	Federal National Mortgage Association Pass-Thru, Pool MA0315	4.50%		01/01/2025	45,541
11,810,082	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%		03/01/2030	12,699,900
2,602,711	Federal National Mortgage Association Pass-Thru, Pool MA0406	4.50%		05/01/2030	2,799,067
173,449	Federal National Mortgage Association Pass-Thru, Pool MA0445	5.00%		06/01/2040	185,446
543,051	Federal National Mortgage Association Pass-Thru, Pool MA0459	4.00%		07/01/2020	562,376
520,922	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	556,960
1,791,045	Federal National Mortgage Association Pass-Thru, Pool MA0502	4.00%		08/01/2020	1,854,783
820,283	Federal National Mortgage Association Pass-Thru, Pool MA0517	4.00%		09/01/2020	849,474
3,714,439	Federal National Mortgage Association Pass-Thru, Pool MA0534	4.00%		10/01/2030	3,940,188
5,194,870	Federal National Mortgage Association Pass-Thru, Pool MA0536	4.00%		10/01/2020	5,379,738
6,240,261	Federal National Mortgage Association Pass-Thru, Pool MA0580	4.00%		11/01/2020	6,462,331
792,678	Federal National Mortgage Association Pass-Thru, Pool MA0587	4.00%		12/01/2030	840,774
19,722,484	Federal National Mortgage Association Pass-Thru, Pool MA0616	4.00%		01/01/2031	20,918,740
7,363,303	Federal National Mortgage Association Pass-Thru, Pool MA0896	4.00%		11/01/2041	7,673,274
146,582,196	Federal National Mortgage Association Pass-Thru, Pool MA0919	3.50%		12/01/2031	153,092,925
62,095,311	Federal National Mortgage Association Pass-Thru, Pool MA0949	3.50%		01/01/2032	64,853,254
75,642,519	Federal National Mortgage Association Pass-Thru, Pool MA0976	3.50%		02/01/2032	79,002,984
36,917,363	Federal National Mortgage Association Pass-Thru, Pool MA1010	3.50%		03/01/2032	38,555,477
10,837,875	Federal National Mortgage Association Pass-Thru, Pool MA1039	3.50%		04/01/2042	11,022,629
51,186,207	Federal National Mortgage Association Pass-Thru, Pool MA1059	3.50%		05/01/2032	53,461,448
6,861,529	Federal National Mortgage Association Pass-Thru, Pool MA1068	3.50%		05/01/2042	6,978,114
109,004,935	Federal National Mortgage Association Pass-Thru, Pool MA1084	3.50%		06/01/2032	113,851,455
15,864,521	Federal National Mortgage Association Pass-Thru, Pool MA1093	3.50%		06/01/2042	16,135,171
13,734,795	Federal National Mortgage Association Pass-Thru, Pool MA1094	4.00%		06/01/2042	14,313,379
64,723,605	Federal National Mortgage Association Pass-Thru, Pool MA1107	3.50%		07/01/2032	67,599,870
145,307,882	Federal National Mortgage Association Pass-Thru, Pool MA1117	3.50%		07/01/2042	147,787,369
172,485,231	Federal National Mortgage Association Pass-Thru, Pool MA1136	3.50%		08/01/2042	175,434,787
43,444,648	Federal National Mortgage Association Pass-Thru, Pool MA1138	3.50%		08/01/2032	45,376,318
47,081,666	Federal National Mortgage Association Pass-Thru, Pool MA1179	3.50%		09/01/2042	47,884,237
8,644,810	Federal National Mortgage Association Pass-Thru, Pool MA1201	3.50%		10/01/2032	9,028,991
104,388,524	Federal National Mortgage Association Pass-Thru, Pool MA1209	3.50%		10/01/2042	106,170,571
275,510,763	Federal National Mortgage Association Pass-Thru, Pool MA1237	3.00%		11/01/2032	282,066,845
6,549,926	Federal National Mortgage Association Pass-Thru, Pool MA1242	3.50%		11/01/2042	6,661,655
212,422,928	Federal National Mortgage Association Pass-Thru, Pool MA1275	3.00%		12/01/2032	217,473,732
29,327,488	Federal National Mortgage Association Pass-Thru, Pool MA1338	3.00%		02/01/2033	30,024,723
115,661,025	Federal National Mortgage Association Pass-Thru, Pool MA1366	3.00%		03/01/2033	118,411,729
71,144,885	Federal National Mortgage Association Pass-Thru, Pool MA1401	3.00%		04/01/2033	72,837,128
125,460,287	Federal National Mortgage Association Pass-Thru, Pool MA1459	3.00%		06/01/2033	128,441,156
15,865,209	Federal National Mortgage Association Pass-Thru, Pool MA1490	3.00%		07/01/2033	16,241,951
93,390,064	Federal National Mortgage Association Pass-Thru, Pool MA2018	3.50%		09/01/2034	97,245,361
36,211,345	Federal National Mortgage Association Pass-Thru, Pool MA2114	3.50%		12/01/2044	36,826,352
29,592,717	Federal National Mortgage Association Pass-Thru, Pool MA2151	3.50%		01/01/2045	30,095,405
56,690,754	Federal National Mortgage Association Pass-Thru, Pool MA2164	3.50%		02/01/2035	59,032,148
113,307,232	Federal National Mortgage Association Pass-Thru, Pool MA2166	3.50%		02/01/2045	115,232,255
110,168,399	Federal National Mortgage Association Pass-Thru, Pool MA2248	3.00%		04/01/2045	109,623,282
112,954,520	Federal National Mortgage Association Pass-Thru, Pool MA2270	3.00%		05/01/2045	112,395,373
23,854,928	Federal National Mortgage Association Pass-Thru, Pool MA2621	3.50%		04/01/2046	24,571,602
48,501,178	Federal National Mortgage Association Pass-Thru, Pool MA2643	3.00%		06/01/2036	49,341,720
165,423,928	Federal National Mortgage Association Pass-Thru, Pool MA2650	3.50%		06/01/2046	168,240,883
10,289,003	Federal National Mortgage Association Pass-Thru, Pool MA3894	4.00%		09/01/2031	10,936,099
6,260,212	Government National Mortgage Association, Pool MA251JM	3.50%		01/20/2045	6,404,157
14,700,000	Government National Mortgage Association, Series 2003-67-SP	5.89%	#I/FI/O	08/20/2033	3,237,397
7,283,406	Government National Mortgage Association, Series 2003-86-ZK	5.00%		10/20/2033	7,861,084
3,532,739	Government National Mortgage Association, Series 2004-49-Z	6.00%		06/20/2034	3,977,864
1,751,028	Government National Mortgage Association, Series 2004-80-PH	5.00%		07/20/2034	1,801,467
7,496,208	Government National Mortgage Association, Series 2004-83-CS	4.87%	#I/FI/O	10/20/2034	1,170,051
1,933,822	Government National Mortgage Association, Series 2005-21-Z	5.00%		03/20/2035	2,125,918
20,852,023	Government National Mortgage Association, Series 2005-39-ZB	5.00%		07/20/2034	22,758,899
906,600	Government National Mortgage Association, Series 2006-24-CX	31.08%	#I/F	05/20/2036	1,991,918
9,785,878	Government National Mortgage Association, Series 2007-26-SJ	3.48%	#I/FI/O	04/20/2037	1,027,578
6,307,868	Government National Mortgage Association, Series 2008-2-SM	5.33%	#I/FI/O	01/16/2038	1,200,795
10,468,249	Government National Mortgage Association, Series 2008-42-AI	6.52%	#I/FI/O	05/16/2038	2,816,102
4,512,944	Government National Mortgage Association, Series 2008-43-SH	5.12%	#I/FI/O	05/20/2038	727,394
5,181,400	Government National Mortgage Association, Series 2008-51-SC	5.04%	#I/FI/O	06/20/2038	795,325
3,417,906	Government National Mortgage Association, Series 2008-51-SE	5.08%	#I/FI/O	06/16/2038	592,062
1,886,600	Government National Mortgage Association, Series 2008-82-SM	4.84%	#I/FI/O	09/20/2038	290,938
3,618,537	Government National Mortgage Association, Series 2008-83-SD	5.39%	#I/FI/O	11/16/2036	636,591
14,444,778	Government National Mortgage Association, Series 2009-106-VZ	4.50%		11/20/2039	15,596,452
7,275,724	Government National Mortgage Association, Series 2009-10-NS	5.48%	#I/FI/O	02/16/2039	1,355,755
2,934,967	Government National Mortgage Association, Series 2009-24-SN	4.89%	#I/FI/O	09/20/2038	311,668
8,031,124	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	8,632,560
44,687,602	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	48,349,809
7,015	Government National Mortgage Association, Series 2009-41-ZQ	4.50%		06/16/2039	8,114
4,648,183	Government National Mortgage Association, Series 2009-48-Z	5.00%		06/16/2039	5,067,747
1,152,671	Government National Mortgage Association, Series 2009-50-KP	4.50%		06/20/2039	1,214,923
4,301,981	Government National Mortgage Association, Series 2009-69-TS	5.03%	#I/FI/O	04/16/2039	566,585
6,844,683	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	7,288,355
5,528,127	Government National Mortgage Association, Series 2009-87-IG	5.53%	#I/FI/O	03/20/2037	808,062
40,076,138	Government National Mortgage Association, Series 2010-106-PS	4.84%	#I/FI/O	03/20/2040	5,044,175
10,327,878	Government National Mortgage Association, Series 2010-1-SA	4.58%	#I/FI/O	01/16/2040	1,240,158
3,566,723	Government National Mortgage Association, Series 2010-25-ZB	4.50%		02/16/2040	3,899,231
93,640,878	Government National Mortgage Association, Series 2010-26-QS	5.04%	#I/FI/O	02/20/2040	16,070,451
7,896,053	Government National Mortgage Association, Series 2010-42-AY	5.00%		11/20/2039	8,749,901
7,975,518	Government National Mortgage Association, Series 2010-42-ES	4.47%	#I/FI/O	04/20/2040	1,166,476
2,449,389	Government National Mortgage Association, Series 2010-61-AS	5.34%	#I/FI/O	09/20/2039	343,549
24,295,355	Government National Mortgage Association, Series 2010-62-SB	4.54%	#I/FI/O	05/20/2040	3,526,036
9,778,705	Government National Mortgage Association, Series 2010-62-ZG	5.50%		05/16/2040	11,490,767
7,833,334	Government National Mortgage Association, Series 2011-18-SN	7.08%	#I/F	12/20/2040	8,616,573
8,333,334	Government National Mortgage Association, Series 2011-18-YS	7.08%	#I/F	12/20/2040	9,165,260
5,882,306	Government National Mortgage Association, Series 2011-51-UZ	4.50%		04/20/2041	6,279,347
3,878,134	Government National Mortgage Association, Series 2011-69-OC	0.00%	P/O	05/20/2041	3,388,604
34,588,702	Government National Mortgage Association, Series 2011-69-SB	4.14%	#I/FI/O	05/20/2041	4,757,157
27,423,679	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	29,253,513
12,719,505	Government National Mortgage Association, Series 2011-72-AS	4.17%	#I/FI/O	05/20/2041	1,713,806
9,540,804	Government National Mortgage Association, Series 2011-72-SK	4.94%	#I/FI/O	05/20/2041	1,704,533
6,586,170	Government National Mortgage Association, Series 2012-105-SE	4.99%	#I/FI/O	01/20/2041	509,403
14,575,285	Government National Mortgage Association, Series 2012-52-PN	2.00%		12/20/2039	14,747,721
33,929,999	Government National Mortgage Association, Series 2013-116-LS	4.94%	#I/FI/O	08/20/2043	6,120,198
32,927,799	Government National Mortgage Association, Series 2013-136-CS	5.03%	#I/FI/O	09/16/2043	5,688,860
18,552,830	Government National Mortgage Association, Series 2013-182-WZ	2.50%		12/20/2043	17,561,361
57,190,062	Government National Mortgage Association, Series 2013-182-ZW	2.50%		12/20/2043	54,133,808
23,929,526	Government National Mortgage Association, Series 2013-186-SG	5.08%	#I/FI/O	02/16/2043	3,338,612
22,778,076	Government National Mortgage Association, Series 2013-26-MS	5.04%	#I/FI/O	02/20/2043	4,030,644
45,963,058	Government National Mortgage Association, Series 2013-34-PL	3.00%		03/20/2042	46,432,598
44,737,099	Government National Mortgage Association, Series 2014-163-PS	4.39%	#I/FI/O	11/20/2044	6,430,224
46,741,751	Government National Mortgage Association, Series 2014-167-SA	4.39%	#I/FI/O	11/20/2044	6,596,902
68,288,484	Government National Mortgage Association, Series 2014-21-SE	4.34%	#I/FI/O	02/20/2044	10,446,875
38,771,344	Government National Mortgage Association, Series 2014-39-SK	4.99%	#I/FI/O	03/20/2044	6,150,132
32,863,994	Government National Mortgage Association, Series 2014-59-DS	5.08%	#I/FI/O	04/16/2044	5,536,219
9,070,053	Government National Mortgage Association, Series 2016-99-TL	2.00%		04/16/2044	7,900,367

Total US Government / Agency Mortgage Backed Obligations (Cost $27,319,116,263)					27,518,830,410

Commercial Paper - 0.3%
12,500,000	Apple, Inc.	0.00%	^	08/14/2017	12,482,891
12,500,000	Province of British Colombia Canada	0.00%		10/23/2017	12,453,361
12,500,000	Commonwealth Bank of Australia	0.00%	^	10/30/2017	12,449,675
12,500,000	Credit Agricole Corporate and Investment Bank	0.00%		03/02/2018	12,378,351
12,500,000	GE Capital Treasury Services LLC	0.00%		09/25/2017	12,465,562
7,200,000	Microsoft Corporation	0.00%	^	09/25/2017	7,179,781
12,500,000	Mitsubishi Trust and Banking Corporation	0.00%		10/25/2017	12,446,375
12,500,000	Nestle Capital Corporation	0.00%		12/27/2017	12,421,688
12,500,000	Roche Holdings, Inc.	0.00%	^	07/03/2017	12,498,896
12,500,000	Simon Property Group LP	0.00%	^	08/21/2017	12,478,514
12,500,000	Sumitomo Mitsui Banking Corporation	0.00%	^	01/22/2018	12,400,147
12,500,000	Toyota Motor Credit Corporation	0.00%		10/23/2017	12,453,361
4,500,000	Westpac Banking Corporation	0.00%	^	04/23/2018	4,447,579

Total Commercial Paper (Cost $148,573,689)					148,556,181

Short Term Investments - 6.4%
217,744,289	BlackRock Liquidity Funds FedFund - Institutional Shares	0.86%	◆		217,744,289
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		07/03/2017	100,000,000
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		07/13/2017	99,972,500
200,000,000	Federal Home Loan Bank Discount Notes	0.00%		08/07/2017	199,803,600
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		08/09/2017	99,896,200
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		08/10/2017	99,893,400
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		08/15/2017	99,879,400
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		08/18/2017	99,870,900
50,000,000	Federal Home Loan Bank Discount Notes	0.00%		08/24/2017	49,927,050
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		09/21/2017	99,773,300
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		09/28/2017	99,753,500
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		10/23/2017	99,673,300
100,000,000	Federal Home Loan Banks	0.69%		07/26/2017	99,972,101
100,000,000	Federal Home Loan Banks	0.70%		09/01/2017	99,930,300
100,000,000	Federal Home Loan Banks	0.63%		11/01/2017	99,848,100
100,000,000	Federal Home Loan Mortgage Corporation	1.00%		07/28/2017	99,997,200
217,744,289	Fidelity Institutional Money Market Government Portfolio - Class I	0.81%	◆		217,744,289
217,744,289	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.84%	◆		217,744,289
250,000,000	United States Treasury Bills	0.00%		07/20/2017	249,906,250
250,000,000	United States Treasury Bills	0.00%		08/31/2017	249,624,000
250,000,000	United States Treasury Bills	0.00%		09/21/2017	249,466,750
250,000,000	United States Treasury Bills	0.00%		10/26/2017	249,187,500
250,000,000	United States Treasury Bills	0.00%		11/30/2017	248,902,750

Total Short Term Investments (Cost $3,448,661,974)					3,448,510,968

Total Investments - 100.4% (Cost $53,653,751,133)					53,868,829,581
Liabilities in Excess of Other Assets - (0.4)%					(199,470,406)

NET ASSETS - 100.0%					$53,669,359,175

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2017, the value of these securities amounted to $11,424,128,571 or 21.3% of net assets.
¥	Illiquid security. At June 30, 2017 the value of these securities amounted to $673,274,040 or 1.3% of net assets.
#	Variable rate security. Rate disclosed as of June 30, 2017.
I/O	Interest only security
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates
P/O	Principal only security
◆	Seven-day yield as of June 30, 2017

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows+:

Tax Cost of Investments	$54,302,338,720

Gross Tax Unrealized Appreciation	408,016,200
Gross Tax Unrealized Depreciation	(841,525,339)

Net Tax Unrealized Appreciation (Depreciation)	$(433,509,139)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government / Agency Mortgage Backed Obligations	51.3%
Non-Agency Residential Collateralized Mortgage Obligations	23.5%
Non-Agency Commercial Mortgage Backed Obligations	6.6%
Short Term Investments	6.4%
US Government and Agency Obligations	4.8%
Collateralized Loan Obligations	4.3%
Asset Backed Obligations	3.0%
Commercial Paper	0.3%
US Corporate Bonds	0.1%
Foreign Corporate Bonds	0.1%
Other Assets and Liabilities	(0.4)%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

US Government / Agency Mortgage Backed Obligations	51.3%
Non-Agency Residential Collateralized Mortgage Obligation	23.5%
Non-Agency Commercial Mortgage Backed Obligations	6.6%
Short Term Investments	6.4%
US Government and Agency Obligations	4.8%
Collateralized Loan Obligations	4.3%
Asset Backed Obligations	3.0%
Banking	0.2%
Automotive	0.1%
Finance	0.1%
Technology	0.1%
Government	0.0%	~
Oil & Gas	0.0%	~
Healthcare	0.0%	~
Utilities	0.0%	~
Real Estate	0.0%	~
Food Products	0.0%	~
Beverage and Tobacco	0.0%	~
Other Assets and Liabilities	(0.4)%

	100.0%

DoubleLine Core Fixed Income Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 2.0%
121,044	AVANT Loans Funding Trust, Series 2016-B-A	3.92%	^	08/15/2019	121,138
5,765,825	Castlelake Aircraft Securitization Trust, Series 2015-1A-A	4.70%	^	12/15/2040	5,861,566
12,383,181	Castlelake Aircraft Securitization Trust, Series 2016-1-A	4.45%		08/15/2041	12,357,919
2,169,884	Citi Held For Asset Issuance, Series 2015-PM1-B	2.93%	^	12/15/2021	2,171,305
5,927,845	CLI Funding LLC, Series 2017-1A-A	3.62%	^	05/18/2042	5,941,996
20,000,000	Coinstar Funding LLC, Series 2017-1A-A2	5.22%	^	04/25/2047	20,353,604
14,662,500	DB Master Finance LLC, Series 2015-1A-A2I	3.26%	^	02/20/2045	14,782,599
7,331,250	DB Master Finance LLC, Series 2015-1A-A2II	3.98%	^	02/20/2045	7,528,746
3,390,076	Harbour Aircraft Investments Ltd., Series 2016-1-A	4.70%		07/15/2041	3,463,604
10,000,000	Helios Issuer LLC, Series 2017-1A-A	4.94%	^	09/20/2049	10,006,104
7,986,915	HERO Funding Trust, Series 2016-1A-A	4.05%	^	09/20/2041	8,232,777
5,000,000	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85%	^	07/30/2047	5,025,000
1,746,333	MarketPlace Loan Trust, Series 2015-CB1-A	4.00%	^	07/15/2021	1,744,683
13,328,127	NP SPE II LLC, Series 2016-1A-A1	4.16%	^	04/20/2046	13,549,589
14,000,000	OneMain Financial Issuance Trust, Series 2015-1A-A	3.19%	^	03/18/2026	14,157,149
8,564,332	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75%	^	10/15/2042	8,786,499
2,608,269	SoFi Consumer Loan Program Trust, Series 2016-2-A	3.09%	^	10/27/2025	2,633,225
2,517,209	SoFi Consumer Loan Program Trust, Series 2017-1-A	3.28%	^	01/26/2026	2,551,080
500,000	SoFi Consumer Loan Program Trust, Series 2017-1-B	4.73%	#^	01/26/2026	523,299
872,379	SoFi Consumer Loan Program Trust, Series 2017-2-A	3.28%	^	02/25/2026	884,025
2,000,000	SoFi Professional Loan Program, Series 2017-C-C	4.21%	#^	07/25/2040	1,997,159
7,077,594	SoFi Professional Loan Program, Series 2016-A-A2	2.76%	^	12/26/2036	7,151,301
5,000,000	SoFi Professional Loan Program, Series 2017-B-BFX	3.70%	#^	05/25/2040	5,055,539
15,304,000	Springleaf Funding Trust, Series 2015-AA-A	3.16%	^	11/15/2024	15,446,982
1,697,748	Spruce Asset Backed Securities Trust, Series 2016-E1-A	4.32%	^	06/15/2028	1,685,154
2,946,550	Textainer Marine Containers Ltd., Series 2017-1A-A	3.72%	^	05/20/2042	2,974,111
7,000,000	Westlake Automobile Receivables Trust, Series 2016-1A-B	2.68%	^	09/15/2021	7,032,322

Total Asset Backed Obligations (Cost $179,719,949)					182,018,475

Bank Loans - 2.9%
2,503,877	Acadia Healthcare Company, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.80%	#	02/16/2023	2,524,534
1,291,763	Acrisure LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	6.30%	#	11/22/2023	1,306,560
2,320,000	Air Medical Group Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B1	5.16%	#	04/28/2022	2,314,490
820,000	Albea Beauty Holdings SA, Senior Secured 1st Lien Term Loan, Tranche B	5.05%	#	04/12/2024	817,179
1,853,439	Albertson’s Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4	3.98%	#	08/25/2021	1,832,940
2,683,800	AlixPartners LLP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.30%	#	04/04/2024	2,698,896
2,410,000	Almonde, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.74%	#	06/13/2024	2,413,145
2,490,000	Alpha 3 B.V., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	4.30%	#	01/31/2024	2,498,952
678,150	American Axle & Manufacturing, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.28%	#	04/08/2024	672,420
2,051,073	American Renal Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.47%	#	06/21/2024	2,051,719
1,777,395	American Tire Distributors, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.48%	#	09/01/2021	1,789,064
2,324,941	Americold Realty Trust, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.98%	#	12/01/2022	2,361,269
2,050,000	Arctic LNG Carriers Ltd., Senior Secured 1st Lien Term Loan, Tranche B	5.73%	#	05/18/2023	2,051,281
2,522,523	ASP AMC Merger Sub, Inc., Senior Secured 1st Lien Term Loan	4.80%	#	04/22/2024	2,499,404
1,310,000	Asurion LLC, Senior Secured 1st Lien Term Loan, Tranche B5	4.23%	#	11/03/2023	1,319,006
2,638,388	Avantor Performance Materials Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan	5.23%	#	03/08/2024	2,647,187
1,725,000	BJ’s Wholesale Club, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.97%	#	02/02/2024	1,676,122
2,595,000	Brand Energy & Infrastructure Services, Inc., Senior Secured 1st Lien Term Loan	5.50%	#	06/21/2024	2,595,804
2,485,000	Bright Bidco BV, Senior Secured 1st Lien Term Loan	5.80%	#	03/15/2024	2,523,828
1,921,159	Burger King Restaurant Brands, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.48%	#	02/16/2024	1,918,162
2,670,000	BWAY Corporporation, Senior Secured 1st Lien Term Loan, Tranche B	4.33%	#	04/03/2024	2,673,097
215,000	Capital Automotive LP, Guaranteed Secured 2nd Lien Term Loan	7.22%	#	03/24/2025	219,031
1,350,000	Capital Automotive LP, Senior Secured 1st Lien Term Loan, Tranche B	4.22%	#	03/25/2024	1,361,981
1,994,818	Cengage Learning, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.34%	#	06/07/2023	1,890,090
2,150,000	CenturyLink, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	1.38%	#	01/31/2025	2,128,651
59,218	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Term Loan	6.67%	#	03/19/2021	55,384
473,743	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Term Loan	6.67%	#	03/19/2021	443,068
336,639	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Synthetic Letter Of Credit	1.20%	#	03/19/2021	311,391
343,464	Ceva Intercompany BV, Guaranteed Senior Secured 1st Lien Term Loan	6.67%	#	03/19/2021	321,224
213,182	CH Hold Corporation, Senior Secured 1st Lien Delayed-Draw Term Loan	3.00%	#&	02/01/2024	214,293
2,126,489	CH Hold Corporation, Senior Secured 1st Lien Term Loan	4.23%	#	02/01/2024	2,137,568
2,483,775	Change Healthcare Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	3.98%	#	03/01/2024	2,487,215
2,070,273	CHG Healthcare Services, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	4.42%	#	06/07/2023	2,092,705
912,713	Chill Merger Sub Inc., Senior Secured 1st Lien Term Loan	5.48%	#	03/20/2024	924,121
320,596	CityCenter Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.72%	#	04/18/2024	321,463
110,000	Clark Equipment Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.93%	#	05/18/2024	110,468
2,670,000	Colorado Buyer, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.17%	#	05/01/2024	2,676,675
2,374,563	Community Health Systems Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche G	3.95%	#	12/31/2019	2,373,649
2,528,438	Compuware Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B3	5.55%	#	12/15/2021	2,550,561
2,200,000	Constellis Holdings LLC, Senior Secured 1st Lien Term Loan	6.30%	#	04/19/2024	2,178,000
1,163,229	CPI Holdco LLC, Senior Secured 1st Lien Term Loan	5.30%	#	03/21/2024	1,170,499
2,371,785	CSC Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.46%	#	07/17/2025	2,358,444
2,081,315	CSM Bakery Supplies LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.15%	#	07/03/2020	1,983,753
2,480,890	Dell International, LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.73%	#	09/07/2023	2,492,773
110,000	Digicel International Finance Ltd., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.94%	#	05/27/2024	110,877
2,018,077	DJO Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.30%	#	06/08/2020	2,000,631
2,450,694	EFS Cogen Holdings I LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.80%	#	06/28/2023	2,464,700
1,117,200	Eldorado Resorts, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.38%	#	04/17/2024	1,109,519
2,701,681	Energy Transfer Equity LP, Senior Secured 1st Lien Term Loan	3.83%	#	02/02/2024	2,692,914
2,182,802	Envision Healthcare Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C	4.30%	#	12/01/2023	2,196,445
2,583,525	Equinox Holdings, Inc., Senior Secured 1st Lien Term Loan	4.48%	#	03/08/2024	2,598,471
2,237,399	Evergreen Skills, Senior Secured 1st Lien Term Loan	5.98%	#	04/28/2021	2,120,339
1,066,184	Fairmount Minerals, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	4.80%	#	09/05/2019	1,009,409
2,096,413	Federal-Mogul Holdings Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C	4.91%	#	04/15/2021	2,105,145
2,034,686	Ferrara Candy Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.80%	#	06/15/2023	1,957,123
2,084,784	Filtration Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.48%	#	11/23/2020	2,092,602
1,082,796	First Data Corporation, Guaranteed Senior Secured 1st Lien Term Loan	3.72%	#	04/26/2024	1,083,954
1,556,100	Foresight Energy LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	7.05%	#	03/28/2022	1,486,083
1,342,243	Garda World Security Corporation, Senior Secured 1st Lien Term Loan, Tranche B	5.23%	#	05/24/2024	1,353,149
2,711,100	Gates Global LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.55%	#	04/01/2024	2,714,340
510,000	Gavilan Resources LLC, Secured 2nd Lien Term Loan	7.08%	#	03/01/2024	487,899
2,462,790	Genesy’s Telecommunications Laboratories, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.30%	#	12/01/2023	2,474,488
2,021,863	Greektown Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.23%	#	04/25/2024	2,023,126
1,029,700	GTCR Valor Companies, Inc., Senior Secured 1st Lien Term Loan, Tranche B	7.23%	#	06/16/2023	1,037,104
920,375	GTT Communications, Inc., Guaranteed Senior Secured 1st Lien Term Loan	5.25%	#	01/09/2024	925,557
2,019,924	Harbor Freight Tools USA, Inc., Senior Secured 1st Lien Term Loan	4.48%	#	08/18/2023	2,021,570
2,500,000	Hargray Corporation, Senior Secured 1st Lien Term Loan, Tranche B	4.23%	#	05/16/2024	2,506,250
1,174,100	Harsco Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	6.25%	#	11/02/2023	1,193,185
490,000	Hyland Software, Inc., Senior Secured 1st Lien Term Loan	4.48%	#	07/01/2022	493,736
1,855,000	Hyland Software, Inc., Senior Secured 1st Lien Term Loan	4.00%	#	07/01/2022	1,869,144
1,069,533	Informatica Corporation, Senior Secured 1st Lien Term Loan, Tranche B	4.80%	#	08/05/2022	1,070,297
1,240,000	Intrawest Resorts Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B1	4.45%	#	06/28/2024	1,243,100
2,497,450	JDA Software Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.73%	#	10/12/2023	2,517,305
2,486,963	Jeld-Wen, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.30%	#	07/01/2022	2,510,278
1,883,250	Jo-Ann Stores LLC, Senior Secured 1st Lien Term Loan, Tranche B	6.39%	#	10/20/2023	1,878,146
2,494,422	Kenan Advantage Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B1	4.23%	#	08/01/2022	2,501,706
2,416,905	KIK Custom Products, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.79%	#	08/26/2022	2,443,587
2,715,000	Kloeckner Pentaplast, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.55%	#	06/29/2022	2,691,244
2,274,377	Kraton Polymers LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.23%	#	01/06/2022	2,299,190
2,109,413	Kronos Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.68%	#	11/01/2023	2,126,257
2,502,369	Leslie’s Poolmart, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.87%	#	08/16/2023	2,514,105
2,494,066	Life Time Fitness, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.23%	#	06/10/2022	2,500,563
2,381,873	Lightstone Holdco LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.73%	#	01/30/2024	2,326,114
147,313	Lightstone Holdco LLC, Senior Secured 1st Lien Term Loan, Tranche C	5.73%	#	01/30/2024	143,865
1,115,000	Lonestar Intermediate Super Holdings LLC, Senior Unsecured Term Loan (PIK 10.98%)	10.23%	#	08/31/2021	1,151,589
54,816	MA FinanceCo LLC, Senior Secured 1st Lien Term Loan, Tranche B	3.96%	#	06/21/2024	54,980
488,775	Mallinckrodt International Finance S.A., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.05%	#	09/24/2024	488,164
563,091	Manitowoc Foodservice, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.23%	#	03/03/2023	569,426
1,106,150	McGraw-Hill Financial, Inc., Senior Secured 1st Lien Term Loan	5.23%	#	05/04/2022	1,090,332
2,658,196	Micron Technology, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.23%	#	09/28/2023	2,667,340
192,771	Mission Broadcasting, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	7.25%	#	01/17/2024	193,425
519,206	Mitchell International, Inc., Guaranteed Secured 2nd Lien Term Loan	8.67%	#	10/11/2021	524,722
965,649	Mohegan Tribal Gaming Authority, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.23%	#	10/13/2023	977,570
1,908,432	MPH Acquisition Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.30%	#	06/07/2023	1,911,113
2,046,151	National Vision, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.23%	#	03/12/2021	2,057,149
2,505,477	NBTY Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.80%	#	05/05/2023	2,511,302
1,952,897	Nexstar Broadcasting, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	4.24%	#	01/17/2024	1,959,527
2,505,894	Nord Anglia Education Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.70%	#	03/31/2021	2,523,135
47,500	NVA Holdings, Inc., Senior Secured 1st Lien Delayed-Draw Term Loan	4.68%	#&	08/14/2021	47,827
1,325,000	OPE Inmar Acquisition, Inc., Senior Secured 1st Lien Term Loan	4.67%	#	05/01/2024	1,329,346
2,053,312	Optiv Security, Inc., Senior Secured 1st Lien Term Loan	4.44%	#	02/01/2024	2,019,946
2,102,683	Party City Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.30%	#	08/19/2022	2,107,940
2,374,050	Peabody Energy Corporation, Guaranteed Senior Secured 1st Lien Term Loan	5.73%	#	03/31/2022	2,373,753
2,699,650	Pharmaceutical Product Development LLC, Senior Secured 1st Lien Term Loan	3.98%	#	08/18/2022	2,703,997
508,725	Pike Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.98%	#	03/08/2024	516,038
2,075,638	PODS LLC, Senior Secured 1st Lien Term Loan, Tranche B2	4.34%	#	02/02/2022	2,090,333
2,100,388	PQ Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.48%	#	11/04/2022	2,125,593
2,110,948	Precyse Acquisition Corporation, Senior Secured 1st Lien Term Loan, Tranche B	5.73%	#	10/20/2022	2,124,806
2,048,865	Prime Security Services Borrower LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.97%	#	05/02/2022	2,051,754
2,650,000	Project Alpha Intermediate Holding, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.67%	#	04/26/2024	2,636,339
2,513,700	RCN Corporation, Senior Secured 1st Lien Term Loan	4.23%	#	02/01/2024	2,481,977
2,542,557	RentPath LLC, Senior Secured 1st Lien Term Loan, Tranche B	6.48%	#¥	12/17/2021	2,540,447
318,145	Revlon Consumer Products Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.73%	#	09/07/2023	297,704
2,489,112	Reynolds Group, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.23%	#	02/03/2023	2,495,061
1,989,551	Sabre GLBL Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.98%	#	02/22/2024	2,005,000
1,001,514	Scientific Games International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B3	5.08%	#	10/01/2021	1,012,575
2,064,560	Seahawk Holding Ltd., Senior Secured 1st Lien Term Loan	7.04%	#	10/31/2022	2,099,657
370,184	Seattle SpinCo, Inc., Senior Secured 1st Lien Term Loan, Tranche B3	4.03%	#	06/21/2024	371,295
2,477,232	Securus Technologies Holdings, Inc., Senior Secured 1st Lien Term Loan	5.69%	#	06/20/2024	2,478,273
2,668,775	Select Medical Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	6.75%	#	03/06/2024	2,693,821
2,513,508	SolarWinds Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.73%	#	02/03/2023	2,522,155
508,956	Solenis International LP, Guaranteed Secured 2nd Lien Term Loan	7.95%	#	07/29/2022	510,992
2,566,708	Solera LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.48%	#	03/03/2023	2,578,425
2,503,701	Sophia LP, Senior Secured 1st Lien Term Loan, Tranche B	4.55%	#	09/30/2022	2,500,572
2,280,392	Summit Materials LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.98%	#	07/18/2022	2,291,087
765,000	Surgery Center Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.47%	#	06/20/2024	768,829
543,638	TCH-2 Holdings LLC, Senior Secured 1st Lien Term Loan	5.23%	#	05/06/2021	547,035
2,533,650	Team Health Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.98%	#	02/06/2024	2,516,637
685,000	TecoStar Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.92%	#	05/01/2024	685,856
2,473,473	Telesat Canada, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4	4.30%	#	11/17/2023	2,491,146
1,155,000	Tempo Acquisition LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.06%	#	05/01/2024	1,159,060
2,553,600	TKC Holdings, Inc., Senior Secured 1st Lien Term Loan	5.38%	#	02/01/2023	2,552,808
2,134,221	TransDigm, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche F	4.23%	#	06/09/2023	2,133,250
842,888	Travel Leaders Group LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	6.48%	#	01/25/2024	847,629
126,234	Tribune Media Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.23%	#	12/24/2020	126,866
2,366,356	Tribune Media Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C	4.23%	#	01/26/2024	2,377,892
2,084,698	Tumi Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.48%	#	08/01/2023	2,102,720
2,515,913	UFC Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.47%	#	08/18/2023	2,524,002
440,888	Ultra Resources, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.12%	#	04/12/2024	439,785
2,495,841	Univar USA, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.98%	#	07/01/2022	2,501,495
125,000	UOS LLC, Senior Secured 1st Lien Term Loan, Tranche B	6.80%	#	04/18/2023	127,344
270,000	US Anesthesia Partners, Inc., Senior Secured 1st Lien Term Loan	4.47%	#	06/24/2024	270,618
1,721,912	US Renal Care, Inc., Senior Secured 1st Lien Term Loan	5.55%	#	12/30/2022	1,669,712
2,032,372	USAGM HoldCo LLC, Senior Secured 1st Lien Term Loan	5.05%	#	07/28/2022	2,041,264
2,222,187	VF Holdings Corporation, Senior Secured 1st Lien Term Loan	4.55%	#	06/30/2023	2,224,265
582,263	Vizient, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.73%	#	02/13/2023	587,966
872,833	Western Digital Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.98%	#	04/28/2023	878,017
1,505,000	WideOpenWest Finance LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	08/18/2023	1,505,519
2,095,000	WMG Acquisition Corporation, Guaranteed Senior Secured 1st Lien Term Loan	3.72%	#	11/01/2023	2,097,943
1,928,666	York Risk Services Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.98%	#	10/01/2021	1,891,057
2,417,394	Zodiac Pool Solutions LLC, Guaranteed Senior Secured 1st Lien Term Loan	5.30%	#	12/20/2023	2,441,568

Total Bank Loans (Cost $257,613,798)					258,078,353

Collateralized Loan Obligations - 3.1%
875,000	Adams Mill Ltd., Series 2014-1A-D1	4.66%	#^	07/15/2026	870,696
1,000,000	Adams Mill Ltd., Series 2014-1A-E1	6.16%	#^	07/15/2026	950,789
3,800,000	ALM LLC, Series 2013-8A-CR	5.11%	#^	10/15/2028	3,845,171
3,000,000	ALM LLC, Series 2013-7RA-CR	5.20%	#^	10/15/2028	3,031,793
2,700,000	ALM LLC, Series 2016-19A-B	4.16%	#^	07/15/2028	2,723,433
2,000,000	ALM LLC, Series 2016-19A-C	5.51%	#^	07/15/2028	2,034,563
2,000,000	Apidos Ltd., Series 2013-16A-A1R	2.19%	#^	01/19/2025	1,999,127
2,950,000	Apidos Ltd., Series 2013-16A-BR	3.16%	#^	01/19/2025	2,947,769
1,000,000	Apidos Ltd., Series 2014-18A-D	6.35%	#^	07/22/2026	1,003,809
1,500,000	Apidos Ltd., Series 2015-20A-C	4.86%	#^	01/16/2027	1,498,984
2,250,000	Apidos Ltd., Series 2015-21A-C	4.71%	#^	07/18/2027	2,256,196
2,000,000	ARES Ltd., Series 2013-1A-D	4.91%	#^	04/15/2025	2,007,938
5,000,000	Atrium Corporation, Series 9A-DR	4.80%	#^	05/28/2030	4,997,508
1,000,000	Babson Ltd., Series 2014-3A-D2	5.39%	#^	01/15/2026	1,005,121
1,000,000	Babson Ltd., Series 2014-3A-E1	6.26%	#^	01/15/2026	986,376
3,400,000	Babson Ltd., Series 2015-IA-D1	4.61%	#^	04/20/2027	3,346,354
5,000,000	Babson Ltd., Series 2015-2A-D	4.96%	#^	07/20/2027	5,009,796
3,250,000	Babson Ltd., Series 2017-1A-D	0.00%	#^	07/18/2029	3,250,000
2,250,000	Barings Ltd., Series 2016-3A-C	5.11%	#^	01/15/2028	2,272,653
3,000,000	Betony Ltd., Series 2015-1A-D	4.76%	#^	04/15/2027	2,972,662
1,000,000	Birchwood Park Ltd., Series 2014-1A-E2	7.56%	#^	07/15/2026	1,002,366
1,500,000	BlueMountain Ltd., Series 2012-1A-E	6.66%	#^	07/20/2023	1,507,474
10,100,000	BlueMountain Ltd., Series 2012-2A-DR	5.32%	#^	11/20/2028	10,158,951
3,000,000	BlueMountain Ltd., Series 2013-1A-CR	5.31%	#^	01/20/2029	3,077,305
5,000,000	BlueMountain Ltd., Series 2015-2A-D	4.71%	#^	07/18/2027	5,024,684
2,000,000	BlueMountain Ltd., Series 2015-2A-E	6.51%	#^	07/18/2027	1,964,903
4,000,000	BlueMountain Ltd., Series 2015-3A-B	4.26%	#^	10/20/2027	4,049,419
4,000,000	BlueMountain Ltd., Series 2015-3A-C	4.71%	#^	10/20/2027	4,005,107
5,000,000	BlueMountain Ltd., Series 2015-4A-C	4.36%	#^	01/20/2027	5,048,384
4,000,000	BlueMountain Ltd., Series 2015-4A-D1	5.76%	#^	01/20/2027	4,037,105
2,000,000	BlueMountain Ltd., Series 2016-3A-D	5.03%	#^	11/15/2027	2,025,751
2,000,000	Bristol Park Ltd., Series 2016-1A-D	5.26%	#^	04/15/2029	2,017,984
1,250,000	Brookside Mill Ltd., Series 2013-1A-C1	3.86%	#^	04/17/2025	1,243,284
2,250,000	Brookside Mill Ltd., Series 2013-1A-D	4.21%	#^	04/17/2025	2,210,014
1,250,000	Brookside Mill Ltd., Series 2013-1A-E	5.56%	#^	04/17/2025	1,159,422
5,000,000	California Street LP, Series 2012-9A-DR	4.98%	#^	10/16/2028	5,082,001
5,000,000	Canyon Capital Ltd., Series 2014-1A-B	3.82%	#^	04/30/2025	5,004,643
2,750,000	Canyon Capital Ltd., Series 2014-1A-C	4.42%	#^	04/30/2025	2,742,096
1,500,000	Canyon Capital Ltd., Series 2014-2A-DR	4.81%	#^	04/15/2029	1,496,019
2,000,000	Carlyle Ltd., Series 2016-4A-C	5.06%	#^	10/20/2027	2,040,721
2,500,000	Catamaran Ltd., Series 2015-1A-C1	4.25%	#^	04/22/2027	2,530,175
2,000,000	Cent Ltd., Series 2013-18A-D	4.60%	#^	07/23/2025	1,997,593
1,500,000	Cent Ltd., Series 2013-18A-E	5.75%	#^	07/23/2025	1,450,749
5,000,000	Cent Ltd., Series 2014-21A-D	6.17%	#^	07/27/2026	4,843,344
1,000,000	Cent Ltd., Series 2014-22A-C	4.93%	#^	11/07/2026	1,000,003
2,000,000	Dorchester Park Ltd., Series 2015-1A-C	4.36%	#^	01/20/2027	2,020,521
1,000,000	Dorchester Park Ltd., Series 2015-1A-D	4.71%	#^	01/20/2027	999,418
2,000,000	Dryden Senior Loan Fund, Series 2013-28A-B1L	4.38%	#^	08/15/2025	2,001,236
10,000,000	Dryden Senior Loan Fund, Series 2014-33A-DR	5.51%	#^	10/15/2028	10,136,514
2,000,000	Flatiron Ltd., Series 2014-1A-C	4.46%	#^	07/17/2026	1,967,481
1,000,000	Galaxy Ltd., Series 2013-15A-C	3.76%	#^	04/15/2025	1,003,979
1,000,000	Galaxy Ltd., Series 2013-15A-D	4.56%	#^	04/15/2025	1,003,160
2,000,000	GoldenTree Loan Management Ltd., Series 2017-1A-D	4.53%	#^	04/20/2029	2,000,331
3,750,000	GoldenTree Loan Opportunities Ltd., Series 2015-10A-D	4.51%	#^	07/20/2027	3,722,154
740,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-C	3.87%	#^	08/01/2025	744,543
1,500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D	4.80%	#^	10/22/2025	1,503,310
2,000,000	Jamestown Ltd., Series 2015-6A-A1A	2.77%	#^	02/20/2027	2,002,044
2,000,000	Jamestown Ltd., Series 2015-6A-A1AR	2.32%	#^	02/20/2027	2,000,000
3,500,000	Jay Park Ltd., Series 2016-1A-C	5.01%	#^	10/20/2027	3,529,748
1,000,000	LCM LP, Series 12A-E	6.91%	#^	10/19/2022	1,004,903
2,850,000	LCM LP, Series 14A-D	4.66%	#^	07/15/2025	2,864,132
1,000,000	LCM LP, Series 16A-DR	0.00%	#^	07/15/2026	999,928
2,000,000	LCM LP, Series 19A-D	4.61%	#^	07/15/2027	1,978,192
5,000,000	Madison Park Funding Ltd., Series 2007-4A-A1B	1.59%	#^	03/22/2021	4,933,259
5,000,000	Madison Park Funding Ltd., Series 2007-4A-B	1.66%	#^	03/22/2021	4,902,425
1,000,000	Madison Park Funding Ltd., Series 2007-4A-D	2.72%	#^	03/22/2021	983,823
2,750,000	Madison Park Funding Ltd., Series 2007-6A-C	2.17%	#^	07/26/2021	2,701,515
2,000,000	Madison Park Funding Ltd., Series 2013-11A-D	4.65%	#^	10/23/2025	2,015,712
750,000	Madison Park Funding Ltd., Series 2014-14A-E	5.91%	#^	07/20/2026	748,194
2,000,000	Madison Park Funding Ltd., Series 2014-15A-CR	4.62%	#^	01/27/2026	2,016,324
1,250,000	Madison Park Funding Ltd., Series 2014-15A-DR	6.61%	#^	01/27/2026	1,250,188
1,000,000	Madison Park Funding Ltd., Series 2015-16A-D	6.66%	#^	04/20/2026	995,162
5,000,000	Madison Park Funding Ltd., Series 2015-18A-D2	5.11%	#^	10/21/2026	5,046,959
5,000,000	Magnetite Ltd., Series 2012-7A-CR	4.91%	#^	01/15/2025	5,072,870
1,000,000	MP Ltd., Series 2014-2A-DR	4.66%	#^	01/15/2027	1,000,443
1,500,000	Nomad Ltd., Series 2013-1A-B	4.11%	#^	01/15/2025	1,507,464
1,500,000	Nomad Ltd., Series 2013-1A-C	4.66%	#^	01/15/2025	1,507,415
1,000,000	North End Ltd., Series 2013-1A-D	4.66%	#^	07/17/2025	1,000,625
5,600,000	Octagon Investment Partners Ltd., Series 2012-1A-CR	5.16%	#^	07/15/2029	5,651,981
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-D	4.51%	#^	07/17/2025	2,001,168
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-E	5.66%	#^	07/17/2025	1,977,482
3,500,000	Octagon Investment Partners Ltd., Series 2016-1A-C	4.16%	#^	07/15/2027	3,505,985
10,000,000	Octagon Investment Partners Ltd., Series 2016-1A-D	5.91%	#^	07/15/2027	10,041,987
4,000,000	Octagon Investment Partners Ltd., Series 2017-1A-C	4.75%	#^	03/17/2030	3,978,756
1,760,000	Octagon Investment Partners Ltd., Series 2017-1A-D	7.45%	#^	03/17/2030	1,742,548
2,000,000	TCI-Cent Ltd., Series 2017-1A-C	0.00%	#^	07/25/2030	2,000,000
5,000,000	TCI-Flatiron Ltd., Series 2016-1A-C	4.21%	#^	07/17/2028	5,022,218
4,000,000	TCI-Flatiron Ltd., Series 2016-1A-C	5.17%	#^	12/21/2029	4,030,035
5,000,000	TCI-Symphony Ltd., Series 2016-1A-D	4.96%	#^	10/13/2029	5,037,500
2,000,000	Thacher Park Ltd., Series 2014-1A-D1R	4.56%	#^	10/20/2026	1,998,917
2,000,000	THL Credit Wind River Ltd., Series 2014-1A-DR	4.66%	#^	04/18/2026	2,002,377
2,450,000	Venture Ltd., Series 2012-12A-DR	4.90%	#^	02/28/2026	2,475,442
2,500,000	Venture Ltd., Series 2014-17A-C	4.01%	#^	07/15/2026	2,507,358
2,500,000	Venture Ltd., Series 2014-17A-CR	0.00%	#^	07/15/2026	2,500,000
2,810,000	Wind River Ltd., Series 2013-1A-CR	0.00%	#^	07/20/2030	2,810,000
2,000,000	Wind River Ltd., Series 2012-1A-DR	5.26%	#^	01/15/2026	2,026,189
3,000,000	Wind River Ltd., Series 2013-1A-C	4.56%	#^	04/20/2025	3,000,000
4,100,000	Wind River Ltd., Series 2016-1A-C	4.36%	#^	07/15/2028	4,123,456
2,000,000	Wind River Ltd., Series 2016-1A-D	5.81%	#^	07/15/2028	2,017,911

Total Collateralized Loan Obligations (Cost $269,463,872)					273,345,517

Foreign Corporate Bonds - 7.9%
700,000	Aeropuerto Argentina S.A.	6.88%	^	02/01/2027	726,530
6,200,000	AES Andres B.V.	7.95%	^	05/11/2026	6,748,576
1,600,000	AES Gener S.A.	5.00%		07/14/2025	1,646,938
1,700,000	Ajecorp B.V.	6.50%		05/14/2022	1,479,000
9,675,000	AstraZeneca PLC	2.38%		11/16/2020	9,734,482
1,680,000	AstraZeneca PLC	2.38%		06/12/2022	1,677,013
10,835,000	Australia and New Zealand Banking Group Ltd.	4.88%	^	01/12/2021	11,710,219
800,000	Autoridad del Canal de Panama	4.95%		07/29/2035	876,000
2,600,000	Avianca Holdings S.A.	8.38%	^	05/10/2020	2,606,500
3,600,000	Avianca Holdings S.A.	8.38%		05/10/2020	3,609,000
3,930,000	Axiata SPV2 BHD	3.47%		11/19/2020	4,022,229
600,000	Banco de Bogota S.A.	5.38%		02/19/2023	634,320
2,000,000	Banco de Costa Rica	5.25%	^	08/12/2018	2,049,000
4,300,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	4,513,237
2,200,000	Banco de Reservas de la Republica Dominicana	7.00%	^	02/01/2023	2,309,098
1,900,000	Banco do Brasil S.A.	9.00%	#^†	01/10/2028	1,933,250
2,100,000	Banco GNB Sudameris S.A.	6.50%	#^	04/03/2027	2,173,500
14,600,000	Banco Inbursa SA Institucion de Banca	4.38%	^	04/11/2027	14,639,420
1,000,000	Banco International del Peru S.A.A.	8.50%	#	04/23/2070	1,101,250
2,800,000	Banco Macro S.A.	6.75%	#	11/04/2026	2,926,000
2,500,000	Banco Mercantil del Norte S.A.	5.75%	#	10/04/2031	2,501,250
3,000,000	Banco Mercantil del Norte S.A.	5.75%	#^	10/04/2031	3,001,500
2,100,000	Banco Nacional de Comercio Exterior S.N.C.	3.80%	#	08/11/2026	2,100,000
5,300,000	Banco Nacional de Costa Rica	5.88%	^	04/25/2021	5,571,890
8,405,000	Banco Santander	5.95%	#	01/30/2024	8,793,731
11,630,000	Bank of Montreal	1.90%		08/27/2021	11,419,985
1,250,000	Bantrab Senior Trust	9.00%		11/14/2020	1,223,672
5,700,000	BBVA Bancomer S.A.	5.35%	#^	11/12/2029	5,785,500
2,557,000	BBVA Bancomer S.A.	5.35%	#	11/12/2029	2,595,355
1,700,000	Bharat Petroleum Corporation Ltd.	4.63%		10/25/2022	1,821,686
7,300,000	Bharti Airtel Ltd.	4.38%		06/10/2025	7,312,680
2,475,000	BP Capital Markets PLC	3.59%		04/14/2027	2,514,548
8,690,000	BP Capital Markets PLC	3.72%		11/28/2028	8,947,546
12,300,000	BPRL International Singapore Pte Ltd.	4.38%		01/18/2027	12,782,935
20,898,000	British Telecommunications PLC	5.95%		01/15/2018	21,369,375
1,285,000	Camelot Finance S.A.	7.88%	^	10/15/2024	1,387,800
1,750,000	Camposol S.A.	10.50%	^	07/15/2021	1,897,437
17,020,000	Canadian Natural Resources Ltd.	2.95%		01/15/2023	16,903,583
95,000	Canadian Pacific Railway Company	2.90%		02/01/2025	94,319
1,600,000	Cementos Progreso Trust	7.13%		11/06/2023	1,704,000
2,000,000	Cencosud S.A.	5.15%		02/12/2025	2,148,587
2,000,000	CIMPOR Financial Operations B.V.	5.75%	^	07/17/2024	1,704,100
1,900,000	CIMPOR Financial Operations B.V.	5.75%		07/17/2024	1,618,895
10,500,000	CK Hutchison International Ltd.	3.50%	^	04/05/2027	10,561,101
700,000	CNOOC Finance Ltd.	4.25%		01/26/2021	736,888
2,000,000	CNOOC Finance Ltd.	3.88%		05/02/2022	2,079,904
15,000,000	CNOOC Finance Ltd.	3.50%		05/05/2025	15,028,665
2,000,000	CNPC General Capital Ltd.	3.40%		04/16/2023	2,043,322
9,288,000	CNPC Overseas Capital Ltd.	4.50%		04/28/2021	9,897,207
2,700,000	Comision Federal de Electricidad	4.75%		02/23/2027	2,784,375
16,965,000	Commonwealth Bank of Australia	2.75%	^	03/10/2022	17,122,130
3,500,000	CorpGroup Banking S.A.	6.75%	^	03/15/2023	3,507,805
2,322,000	CorpGroup Banking S.A.	6.75%		03/15/2023	2,327,178
6,610,000	Cosan Overseas Ltd.	8.25%	†	11/05/2017	6,647,016
6,600,000	Credito Real S.A.B. de C.V.	7.25%	^	07/20/2023	6,946,500
1,200,000	Dana Financing, Ltd.	5.75%	^	04/15/2025	1,245,000
500,000	DBS Bank Ltd.	3.63%	#	09/21/2022	501,658
5,700,000	DBS Group Holdings Ltd.	3.60%	#†	09/07/2021	5,703,825
3,000,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	3,116,250
7,100,000	Digicel Ltd.	7.13%		04/01/2022	6,221,730
3,900,000	Digicel Ltd.	7.13%	^	04/01/2022	3,417,570
1,000,000	El Puerto de Liverpool S.A.B. de C.V.	3.88%		10/06/2026	985,000
1,550,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	1,511,923
2,000,000	Empresa Electrica Guacolda S.A.	4.56%	^	04/30/2025	1,950,868
2,500,000	Empresa Nacional de Telecomunicaciones S.A.	4.88%		10/30/2024	2,609,351
4,512,831	ENA Norte Trust	4.95%		04/25/2023	4,649,569
2,600,000	Engie Energia Chile S.A.	4.50%		01/29/2025	2,722,006
6,100,000	ENTEL Chile S.A.	4.75%		08/01/2026	6,296,881
5,400,000	Export-Import Bank of India	4.00%		01/14/2023	5,623,198
2,300,000	Financiera de Desarrollo S.A.	4.75%		07/15/2025	2,469,625
1,500,000	Fondo Mivivienda S.A.	3.50%		01/31/2023	1,521,750
2,000,000	Fondo Mivivienda S.A.	3.50%	^	01/31/2023	2,029,000
11,440,000	Fortis, Inc.	2.10%	^	10/04/2021	11,214,998
1,500,000	Global Bank Corporation	4.50%	^	10/20/2021	1,539,000
7,500,000	Globo Comunicacao e Participacoes S.A.	5.13%	^	03/31/2027	7,481,250
13,000,000	Gohl Capital Ltd.	4.25%		01/24/2027	13,491,608
5,000,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	4,550,000
2,890,000	Grupo Idesa S.A. de C.V.	7.88%	^	12/18/2020	2,629,900
400,000	Grupo Televisa S.A.B.	4.63%		01/30/2026	421,985
1,300,000	Grupo Televisa S.A.B.	6.13%		01/31/2046	1,454,542
9,363,038	Guanay Finance Ltd.	6.00%		12/15/2020	9,639,248
1,200,000	Guatemala Energuate Trust	5.88%	^	05/03/2027	1,240,500
7,400,000	Hutchison Whampoa International Ltd.	3.25%		11/08/2022	7,575,185
1,500,000	Indian Oil Corporation, Ltd.	5.63%		08/02/2021	1,652,108
4,400,000	Indian Oil Corporation, Ltd.	5.75%		08/01/2023	4,957,594
7,084,000	Industrial Senior Trust	5.50%		11/01/2022	7,278,810
800,000	Industrial Senior Trust	5.50%	^	11/01/2022	822,000
1,585,000	Intelsat Jackson Holdings S.A.	5.50%		08/01/2023	1,319,512
550,000	Intelsat Jackson Holdings S.A.	9.75%	^	07/15/2025	550,687
11,100,000	Inversiones CMPC S.A.	4.38%	^	04/04/2027	11,309,659
7,300,000	Israel Electric Corporation Ltd.	5.00%	^	11/12/2024	7,862,100
200,000	Korea Development Bank	3.00%		01/13/2026	198,893
2,300,000	Korea Development Bank	2.00%		09/12/2026	2,105,099
2,280,000	Kronos Acquisition Holdings, Inc.	9.00%	^	08/15/2023	2,280,000
5,000,000	Lima Metro Finance Ltd.	5.88%		07/05/2034	5,350,000
1,600,000	Magnesita Finance Ltd.	8.63%	†	08/14/2017	1,608,160
3,700,000	MARB BondCo PLC	7.00%	^	03/15/2024	3,584,375
1,000,000	Marfrig Holdings Europe B.V.	8.00%	^	06/08/2023	1,017,700
3,000,000	Minerva Luxembourg S.A.	8.75%	#^†	04/03/2019	3,127,500
1,000,000	Minerva Luxembourg S.A.	8.75%	#†	04/03/2019	1,042,500
7,435,000	National Gas Company of Trinidad and Tobago Ltd.	6.05%		01/15/2036	7,695,225
5,300,000	OAS Financial Ltd.	8.88%	#^†Ω	04/25/2018	291,500
1,500,000	OAS Financial Ltd.	8.88%	#†Ω	04/29/2049	82,500
1,700,000	Odebrecht Finance Ltd.	7.13%		06/26/2042	692,750
1,500,000	Odebrecht Finance Ltd.	7.50%	†	08/16/2017	687,150
16,500,000	ONGC Videsh Ltd.	3.75%		07/27/2026	16,324,523
10,400,000	Ooredoo International Finance Ltd.	3.88%		01/31/2028	10,308,418
10,189,000	Orange S.A.	2.75%		02/06/2019	10,322,557
695,000	Orange S.A.	5.38%		07/08/2019	740,012
5,800,000	Oversea-Chinese Banking Corporation	4.00%	#	10/15/2024	5,957,866
4,800,000	Pampa Energia S.A.	7.50%	^	01/24/2027	5,016,864
4,200,000	Pertamina Persero	5.63%		05/20/2043	4,355,744
1,000,000	Pesquera Exalmar S.A.A.	7.38%		01/31/2020	912,500
1,800,000	Pesquera Exalmar S.A.A.	7.38%	^	01/31/2020	1,642,500
2,100,000	Petrobras Global Finance B.V.	7.38%		01/17/2027	2,227,050
12,000,000	Petrobras Global Finance B.V.	7.25%		03/17/2044	11,844,000
5,175,000	Petroleos Mexicanos	6.75%		09/21/2047	5,239,066
8,500,000	Petronas Capital Ltd.	3.50%		03/18/2025	8,815,180
2,000,000	Reliance Holdings, Inc.	4.50%		10/19/2020	2,108,936
8,450,000	Reliance Holdings, Inc.	5.40%		02/14/2022	9,264,445
5,700,000	Reliance Holdings, Inc.	4.13%		01/28/2025	5,907,350
5,860,000	Royal Bank of Canada	2.13%		03/02/2020	5,871,960
2,485,000	Royal Bank of Canada	2.50%		01/19/2021	2,502,976
17,350,000	Royal Bank of Scotland Group PLC	3.50%	#	05/15/2023	17,472,127
11,662,000	Shire Acquisitions Investments Ireland DAC	2.88%		09/23/2023	11,573,742
2,500,000	Sigma Alimentos S.A. de C.V.	4.13%		05/02/2026	2,546,250
1,000,000	Sinopec Group Overseas Development Ltd.	2.75%		05/03/2021	1,002,902
15,000,000	Sinopec Group Overseas Development Ltd.	2.75%		09/29/2026	14,043,255
500,000	Sinopec Group Overseas Development Ltd.	3.63%	^	04/12/2027	501,835
1,000,000	Sixsigma Networks Mexico S.A. de C.V.	8.25%		11/07/2021	1,008,750
1,000,000	Sixsigma Networks Mexico S.A. de C.V.	8.25%	^	11/07/2021	1,008,750
8,285,000	Sumitomo Mitsui Financial Group, Inc.	2.93%		03/09/2021	8,420,319
9,345,000	Sumitomo Mitsui Financial Group, Inc.	2.06%		07/14/2021	9,198,414
11,500,000	SURA Asset Management S.A.	4.38%	^	04/11/2027	11,643,750
350,000	Sydney Airport Finance Company Pty Ltd.	3.63%	^	04/28/2026	353,328
1,600,000	Telesat LLC	8.88%	^	11/15/2024	1,800,000
6,500,000	Temasek Financial Ltd.	2.38%		01/23/2023	6,439,926
5,657,000	Teva Pharmaceutical Finance Company B.V.	2.95%		12/18/2022	5,633,812
9,130,000	Teva Pharmaceutical Finance Netherlands B.V.	2.80%		07/21/2023	8,891,241
400,000	Transelec S.A.	3.88%		01/12/2029	396,000
9,900,000	Transportadora de Gas del Peru S.A.	4.25%		04/30/2028	10,320,750
3,350,000	TV Azteca S.A.B. de C.V.	7.50%		05/25/2018	3,350,000
3,200,000	TV Azteca S.A.B. de C.V.	7.63%		09/18/2020	3,244,800
2,500,000	United Overseas Bank Ltd.	3.50%	#	09/16/2026	2,551,630
9,280,000	Westpac Banking Corporation	2.60%		11/23/2020	9,383,695
1,805,000	Westpac Banking Corporation	2.00%		08/19/2021	1,781,149
1,125,000	Westpac Banking Corporation	2.50%		06/28/2022	1,120,805

Total Foreign Corporate Bonds (Cost $703,522,507)					704,376,446

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 2.8%
16,000,000	Argentine Republic Government International Bond	6.88%		01/26/2027	16,584,000
14,000,000	Brazilian Government International Bond	5.63%		01/07/2041	13,510,000
7,300,000	Chile Government International Bond	3.13%		03/27/2025	7,471,550
11,800,000	Chile Government International Bond	3.13%		01/21/2026	12,063,730
2,500,000	Chile Government International Bond	3.86%		06/21/2047	2,510,937
8,140,000	Costa Rica Government International Bond	10.00%		08/01/2020	9,544,150
3,000,000	Dominican Republic International Bond	5.50%		01/27/2025	3,112,500
15,300,000	Dominican Republic International Bond	5.95%	^	01/25/2027	16,026,750
5,900,000	Dominican Republic International Bond	6.85%		01/27/2045	6,313,000
6,400,000	Guatemala Government Bond	4.50%		05/03/2026	6,475,776
2,315,000	Guatemala Government Bond	4.88%		02/13/2028	2,390,238
5,000,000	Indonesia Government International Bond	4.35%	^	01/08/2027	5,220,350
500,000	Israel Government International Bond	3.15%		06/30/2023	515,599
5,400,000	Israel Government International Bond	2.88%		03/16/2026	5,390,593
13,500,000	Korea International Bond	2.75%		01/19/2027	13,269,083
7,100,000	Malaysia Sovereign Sukuk BHD	3.04%		04/22/2025	7,106,390
11,000,000	Mexico Government International Bond	4.13%		01/21/2026	11,462,000
25,431,000	Mexico Government International Bond	4.15%		03/28/2027	26,365,589
9,000,000	Mexico Government International Bond	4.75%		03/08/2044	9,031,500
17,800,000	Panama Government International Bond	3.88%		03/17/2028	18,289,500
7,500,000	Panama Government International Bond	4.50%		05/15/2047	7,603,125
3,000,000	Panama Government International Bond	4.30%		04/29/2053	2,955,000
12,500,000	Perusahaan Penerbit	4.15%	^	03/29/2027	12,703,125
3,000,000	Perusahaan Penerbit	4.15%		03/29/2027	3,048,750
9,600,000	Philippine Government International Bond	4.20%		01/21/2024	10,534,982
9,000,000	Philippine Government International Bond	3.70%		02/02/2042	9,092,691
5,500,000	Provincia de Buenos Aires	7.88%	^	06/15/2027	5,707,900
4,000,000	Qatar Government International Bond	2.38%		06/02/2021	3,908,968
3,000,000	Republic of Poland Government International Bond	5.13%		04/21/2021	3,308,469

Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $245,998,703)					251,516,245

Municipal Bonds - 0.0%
4,250,000	North Texas Municipal Water District Water System Revenue	5.00%		09/01/2035	4,981,425

Total Municipal Bonds (Cost $4,817,165)					4,981,425

Non-Agency Commercial Mortgage Backed Obligations - 6.6%
2,000,000	BAMLL Commercial Mortgage Securities Trust, Series 2014-IP-E	2.81%	#^	06/15/2028	1,979,340
118,650,000	BAMLL Commercial Mortgage Securities Trust, Series 2015-200P-XA	0.50%	#^I/O	04/14/2033	3,292,953
77,229,259	Barclays Commercial Mortgage Securities LLC, Series 2017-C1-XA	1.70%	#I/O	02/15/2050	8,553,758
3,775,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	3,711,743
509,000	CFCRE Commercial Mortgage Trust, Series 2016-C3-D	3.05%	#^	01/10/2048	377,624
74,694,429	CFCRE Commercial Mortgage Trust, Series 2016-C3-XA	1.24%	#I/O	01/10/2048	5,417,281
9,279,000	CFCRE Commercial Mortgage Trust, Series 2016-C7-A3	3.84%		12/10/2054	9,730,251
3,214,000	CGCMT Commercial Mortgage Trust, Series 2016-SMPL-D	3.52%	^	09/10/2031	3,206,975
6,014,000	Chicago Skyscraper Trust, Series 2017-SKY-B	2.26%	#^	02/15/2030	6,032,275
3,331,000	Chicago Skyscraper Trust, Series 2017-SKY-C	2.41%	#^	02/15/2030	3,342,753
8,722,377	Citigroup Commercial Mortgage Trust, Series 2012-GC8-XA	2.17%	#^I/O	09/10/2045	569,656
4,234,500	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.58%	#^	02/10/2048	3,485,004
4,203,739	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.57%	#I/O	02/10/2048	341,093
5,572,000	Citigroup Commercial Mortgage Trust, Series 2015-GC35-C	4.65%	#	11/10/2048	5,562,125
73,667,288	Citigroup Commercial Mortgage Trust, Series 2015-GC35-XA	0.90%	#I/O	11/10/2048	3,775,905
6,303,000	Citigroup Commercial Mortgage Trust, Series 2016-P6-A5	3.72%	#	12/10/2049	6,611,281
45,986,061	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.87%	#I/O	04/15/2049	4,974,611
8,530,000	Citigroup Commercial Mortgage Trust, Series 2016-P4-A4	2.90%		07/10/2049	8,407,156
58,660,364	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.17%	#I/O	07/10/2049	7,555,883
84,338,669	Citigroup Commercial Mortgage Trust, Series 2016-P5-XA	1.70%	#I/O	10/10/2049	8,301,607
3,224,000	CLNS Trust, Series 2017-IKPR-D	3.05%	#^	06/11/2032	3,231,151
3,224,000	CLNS Trust, Series 2017-IKPR-E	4.50%	#^	06/11/2032	3,231,122
3,224,000	CLNS Trust, Series 2017-IKPR-F	5.50%	#^	06/11/2032	3,231,190
2,442,846	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	2,470,567
3,967,630	Commercial Mortgage Pass-Through Certificates, Series 2012-LC4-XA	2.39%	#^I/O	12/10/2044	303,145
1,011,198	Commercial Mortgage Pass-Through Certificates, Series 2010-C1-XPA	1.74%	#^I/O	07/10/2046	6,072
27,209,795	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3-XA	2.22%	#I/O	10/15/2045	1,941,117
8,626,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-D	4.72%	#^	10/15/2045	7,518,467
7,910,000	Commercial Mortgage Pass-Through Certificates, Series 2013-CR11-D	5.34%	#^	08/10/2050	7,660,239
3,500,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.66%	#	11/10/2047	3,571,535
5,000,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR23-D	4.40%	#	05/10/2048	4,133,913
1,400,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-C	4.70%	#	08/10/2048	1,415,166
61,141,266	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XA	1.20%	#I/O	10/10/2048	3,805,292
4,310,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-C	4.45%	#	07/10/2048	4,132,278
5,579,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-C	4.80%	#	10/10/2048	5,776,733
6,664,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-C	4.80%	#	02/10/2049	6,580,555
3,786,000	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-C	4.80%	#	02/10/2049	3,708,706
59,580,021	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-XA	1.22%	#I/O	02/10/2049	4,006,929
9,247,000	Commercial Mortgage Pass-Through Certificates, Series 2016-GCT-E	3.58%	#^	08/10/2029	8,986,162
1,153,259	Credit Suisse Mortgage Capital Certificates, Series 2007-C4-A1AM	6.25%	#	09/15/2039	1,152,181
4,944,000	Credit Suisse Mortgage Capital Certificates, Series 2017-CHOP-D	3.00%	#^	07/15/2032	4,951,725
4,944,000	Credit Suisse Mortgage Capital Certificates, Series 2017-CHOP-E	4.40%	#^	07/15/2032	4,951,366
5,597,000	CSAIL Commercial Mortgage Trust, Series 2015-C4-C	4.74%	#	11/15/2048	5,559,692
58,869,753	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	1.98%	#I/O	01/15/2049	6,614,776
116,785,000	CSAIL Commercial Mortgage Trust, Series 2017-C8-XA	1.26%	#I/O	06/15/2050	9,962,654
3,491,924	DBUBS Mortgage Trust, Series 2011-LC2A-XA	1.32%	#^I/O	07/10/2044	112,627
61,875,038	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-XA	1.65%	#I/O	05/10/2049	6,122,275
4,475,000	Deutsche Bank Mortgage Trust, Series 2016-C1-C	3.50%	#	05/10/2049	4,227,480
4,078,000	GE Commercial Mortgage Corporation Trust, Series 2007-C1-AM	5.61%	#	12/10/2049	4,115,129
3,795,300	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AJ	6.30%	#	12/10/2049	3,829,249
3,500,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AM	5.87%	#	12/10/2049	3,513,807
88,599	GS Mortgage Securities Corporation, Series 2006-GG6-XC	0.00%	#^I/O	04/10/2038	1
2,978,029	GS Mortgage Securities Corporation, Series 2011-GC5-XA	1.52%	#^I/O	08/10/2044	134,401
4,972,003	GS Mortgage Securities Corporation, Series 2012-GC6-XA	2.15%	#^I/O	01/10/2045	360,918
3,741,000	GS Mortgage Securities Corporation, Series 2014-GC26-C	4.64%	#	11/10/2047	3,750,147
9,957,000	GS Mortgage Securities Corporation, Series 2014-GC26-D	4.64%	#^	11/10/2047	8,700,187
99,013,213	GS Mortgage Securities Corporation, Series 2015-GS1-XA	0.98%	#I/O	11/10/2048	5,410,023
61,791,776	GS Mortgage Securities Corporation, Series 2016-GS2-XA	1.82%	#I/O	05/10/2049	6,550,979
2,552,260	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-X	0.53%	#I/O	05/15/2045	29
1,500,499	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	1,499,398
344,551	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-AMFX	5.40%		06/12/2047	344,487
807,864	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB19-AM	5.98%	#	02/12/2049	811,396
5,055,300	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-AJ	6.43%	#	02/12/2051	5,112,285
5,695,259	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-LD12-AM	6.26%	#	02/15/2051	5,747,321
12,050,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2009-IWST-XB	0.54%	#^I/O	12/05/2027	104,689
7,857,437	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-C4-XA	1.54%	#^I/O	07/15/2046	158,602
25,019,700	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C8-XA	1.97%	#I/O	10/15/2045	1,812,430
5,909,453	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	1.83%	#I/O	06/15/2045	311,415
79,198,539	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-XA	1.30%	#I/O	01/15/2049	4,474,939
4,522,792	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11-AM	6.10%	#	06/15/2049	4,593,641
6,022,046	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX-AM	5.46%	#	01/15/2049	6,017,774
2,704,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2-B	3.46%		08/15/2049	2,672,346
2,080,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2-C	3.95%	#	08/15/2049	2,036,688
60,271,968	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2-XA	2.01%	#I/O	08/15/2049	7,788,350
9,281,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-E	4.14%	#^	10/05/2031	9,254,990
9,287,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WPT-E	6.16%	#^	10/15/2033	9,477,387
56,926,117	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	1.22%	#I/O	02/15/2047	2,471,965
3,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-C	4.82%	#	08/15/2047	3,005,442
2,766,125	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.61%	#	09/15/2047	2,774,673
3,766,500	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-C	4.60%	#	11/15/2047	3,721,358
58,063,133	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	1.14%	#I/O	11/15/2047	2,918,003
50,242,323	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.30%	#I/O	01/15/2048	2,682,865
12,131,110	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.98%	#^	02/15/2048	9,676,870
34,193,451	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-XA	1.50%	#I/O	02/15/2048	2,288,807
4,500,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-B	4.45%	#	07/15/2048	4,459,412
51,369,475	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	1.15%	#I/O	08/15/2048	2,850,189
4,750,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.82%	#	11/15/2048	4,587,131
6,470,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.77%	#	12/15/2048	6,684,634
6,122,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-C	4.90%	#	03/15/2049	6,374,176
63,475,880	JPMBB Commercial Mortgage Securities Trust, Series 2016-C2-XA	1.86%	#I/O	06/15/2049	6,207,712
637,582	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.91%	#^I/O	11/15/2038	1,849
514,200	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XW	0.91%	#^I/O	11/15/2038	1,491
4,708,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7-AJ	6.50%	#	09/15/2045	4,763,437
5,425,000	LSTAR Commercial Mortgage Trust, Series 2016-4-C	4.70%	#^	03/10/2049	5,117,033
512,886	Merrill Lynch Mortgage Trust, Series 2006-C1-AJ	5.75%	#	05/12/2039	512,446
2,182,117	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5-XA	1.67%	#^I/O	08/15/2045	127,328
3,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.63%	#	10/15/2047	2,881,210
4,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	3,785,154
38,923,406	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-XA	1.54%	#I/O	02/15/2048	2,881,367
4,600,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25-C	4.68%	#	10/15/2048	4,755,318
7,500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26-D	3.06%	^	10/15/2048	5,935,939
4,674,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.69%	#	12/15/2047	4,520,437
6,710,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24%	#^	12/15/2047	4,942,118
75,110,892	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30-XA	1.60%	#I/O	09/15/2049	7,479,370
6,907,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32-A4	3.72%		12/15/2049	7,252,766
612,313	Morgan Stanley Capital, Inc., Series 2006-HQ8-AJ	5.63%	#	03/12/2044	611,647
3,462,000	Morgan Stanley Capital, Inc., Series 2007-1Q16-AMA	6.33%	#	12/12/2049	3,508,826
1,250,776	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	1,251,236
1,400,000	Morgan Stanley Capital, Inc., Series 2007-IQ16-AM	6.33%	#	12/12/2049	1,417,268
11,842,452	Morgan Stanley Capital, Inc., Series 2011-C1-XA	0.60%	#^I/O	09/15/2047	136,392
4,000,000	Morgan Stanley Capital, Inc., Series 2014-CPT-G	3.56%	#^	07/13/2029	3,926,838
4,000,000	Morgan Stanley Capital, Inc., Series 2014-MP-D	3.82%	#^	08/11/2033	4,070,750
92,568,344	Morgan Stanley Capital, Inc., Series 2015-UBS8-XA	1.12%	#I/O	12/15/2048	5,723,029
5,617,000	Morgan Stanley Capital, Inc., Series 2015-XLF2-AFSC	4.03%	#^	08/15/2026	5,633,459
31,956,524	Morgan Stanley Capital, Inc., Series 2016-UB11-XA	1.81%	#I/O	08/15/2049	3,310,661
7,347,000	Morgan Stanley Capital, Inc., Series 2017-PRME-D	4.56%	#^	02/15/2034	7,399,297
9,213,000	MSCG Trust, Series 2016-SNR-C	5.21%	^	11/15/2034	9,298,830
3,421,000	PFP Ltd., Series 2017-3-A	2.22%	#^	01/14/2035	3,429,347
2,851,000	PFP Ltd., Series 2017-3-AS	2.47%	#^	01/14/2035	2,863,202
1,639,000	PFP Ltd., Series 2017-3-B	2.92%	#^	01/14/2035	1,647,400
1,710,000	PFP Ltd., Series 2017-3-C	3.67%	#^	01/14/2035	1,723,047
7,686,000	RAIT Trust, Series 2017-FL7-A	2.10%	#^	06/15/2037	7,695,720
2,152,000	RAIT Trust, Series 2017-FL7-AS	2.45%	#^	06/15/2037	2,155,687
54,836,750	SG Commercial Mortgage Securities Trust, Series 2016-C5-XA	2.19%	#I/O	10/10/2048	6,833,970
4,262,967	Sutherland Commercial Mortgage Loans LLC, Series 2015-SBC4-A	4.00%	^	06/25/2039	4,246,716
141,025	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4-AJ	5.47%	#	08/15/2039	142,392
11,699,101	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3-XA	2.09%	#^I/O	08/10/2049	939,984
1,198,727	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AJ	5.63%	#	10/15/2048	1,219,764
1,811,940	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29-IO	0.49%	#I/O	11/15/2048	16
121,682	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	123,896
5,488,832	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AM	6.17%	#	02/15/2051	5,483,715
2,500,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-B	6.17%	#	02/15/2051	2,398,486
6,750,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-D	3.94%	^	08/15/2050	5,504,206
2,200,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-C	4.27%	#	05/15/2048	2,087,070
5,403,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.76%	#	11/15/2048	5,568,646
78,007,212	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.26%	#I/O	11/15/2048	5,298,234
4,610,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-C	4.69%	#	09/15/2058	4,622,370
55,499,943	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1-XA	1.32%	#I/O	05/15/2048	3,458,296
4,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3-C	4.64%	#	09/15/2057	3,857,762
5,672,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-C	4.75%	#	12/15/2048	5,847,277
5,613,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-A4	3.81%		12/15/2048	5,924,437
78,582,375	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	1.17%	#I/O	12/15/2048	4,725,905
4,650,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32-C	4.88%	#	01/15/2059	4,464,623
4,483,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-C	3.90%		03/15/2059	4,381,742
17,654,376	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24-XA	1.89%	#I/O	10/15/2049	2,005,848
17,862,588	WF-RBS Commercial Mortgage Trust, Series 2012-C9-XA	2.23%	#^I/O	11/15/2045	1,319,163
86,744,841	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.30%	#I/O	08/15/2047	4,873,455
55,660,421	WF-RBS Commercial Mortgage Trust, Series 2014-C22-XA	1.07%	#I/O	09/15/2057	2,617,893
82,107,217	WF-RBS Commercial Mortgage Trust, Series 2016-NXS6-XA	1.80%	#I/O	11/15/2049	8,476,224

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $602,107,527)					591,062,623

Non-Agency Residential Collateralized Mortgage Obligations - 8.6%
11,448,821	Adjustable Rate Mortgage Trust, Series 2007-1-4A1	4.49%	#	03/25/2037	8,904,451
79,344	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	4.32%	#^	11/25/2037	80,402
21,862,398	Alternative Loan Trust, Series 2005-49CB-A2	5.50%		11/25/2035	20,644,660
14,877,363	Alternative Loan Trust, Series 2007-OA8-2A1	1.40%	#	06/25/2047	12,660,285
1,332,576	Banc of America Funding Corporation, Series 2005-G-A3	3.07%	#	10/20/2035	1,322,594
684,940	Banc of America Funding Corporation, Series 2006-2-6A2	5.50%		03/25/2036	677,428
456,649	Banc of America Funding Corporation, Series 2006-6-1A2	6.25%		08/25/2036	433,705
15,621,963	Bayview Opportunity Master Fund Trust, Series 2016-RPL3-A1	3.47%	#^	07/28/2031	15,592,478
29,158	BCAP LLC Trust, Series 2009-RR13-6A5	6.00%	#^	04/26/2037	29,244
280,181	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	214,838
3,770,886	Chase Mortgage Finance Trust, Series 2007-A2-6A4	3.37%	#	07/25/2037	3,633,020
1,495,670	Chase Mortgage Finance Trust, Series 2007-S3-2A1	5.50%		05/25/2037	1,188,588
20,000,000	CIM Trust, Series 2016-2RR-B2	10.14%	#^	02/27/2056	17,731,276
20,000,000	CIM Trust, Series 2016-3RR-B2	11.02%	#^	02/27/2056	17,811,998
102,225	Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	104,303
1,800,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-2-A5	5.62%	#	09/25/2036	1,842,324
291,992	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2C	5.85%	#	05/25/2036	187,666
4,928,000	Citigroup Mortgage Loan Trust, Inc., Series 2008-AR4-2A1B	3.46%	#^	11/25/2038	5,120,641
2,156,817	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A4	6.00%	#^	11/25/2036	2,227,103
11,255,183	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-6A4	6.00%	#^	12/25/2036	11,351,057
181,647	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	171,842
86,881	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	78,677
182,189	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	169,157
10,367,458	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	9,604,391
1,902,297	Countrywide Alternative Loan Trust, Series 2004-22CB-1A1	6.00%		10/25/2034	1,968,689
217,364	Countrywide Alternative Loan Trust, Series 2005-20CB-1A1	5.50%		07/25/2035	200,551
272,927	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	218,922
1,250,899	Countrywide Alternative Loan Trust, Series 2005-46CB-A22	5.25%		10/25/2035	1,197,846
221,535	Countrywide Alternative Loan Trust, Series 2005-J10-1A13	1.92%	#	10/25/2035	175,673
438,559	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	373,739
11,093,734	Countrywide Alternative Loan Trust, Series 2006-42-1A8	6.00%		01/25/2047	9,364,842
1,676,448	Countrywide Alternative Loan Trust, Series 2007-12T1-A1	6.00%		06/25/2037	1,388,295
1,817,703	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1	1.67%	#	08/25/2037	1,011,810
526,361	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2	44.45%	#I/F	08/25/2037	1,119,574
128,141	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10	24.31%	#I/F	08/25/2037	196,029
598,810	Countrywide Alternative Loan Trust, Series 2007-18CB-2A17	6.00%		08/25/2037	545,001
2,721,486	Countrywide Alternative Loan Trust, Series 2007-23CB-A3	1.72%	#	09/25/2037	1,748,868
2,673,397	Countrywide Alternative Loan Trust, Series 2007-23CB-A4	5.28%	#I/FI/O	09/25/2037	602,855
778,289	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	237,562
76,833	Countrywide Asset-Backed Certificates, Series 2005-13-AF3	4.74%	#	04/25/2036	71,449
14,811	Countrywide Home Loans, Series 2002-32-2A6	5.00%		01/25/2018	14,848
445,454	Countrywide Home Loans, Series 2005-28-A7	5.25%		01/25/2019	403,243
859,329	Countrywide Home Loans, Series 2007-10-A5	6.00%		07/25/2037	743,838
386,786	Countrywide Home Loans, Series 2007-15-1A16	6.25%		09/25/2037	358,412
1,061,516	Countrywide Home Loans, Series 2007-3-A17	6.00%		04/25/2037	918,289
125,533	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	123,572
1,610,129	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	1,467,731
4,952,771	Credit Suisse Mortgage Capital Certificates, Series 2006-4-6A1	6.00%		05/25/2036	3,886,995
90,836	Credit Suisse Mortgage Capital Certificates, Series 2006-4-7A1	5.50%		05/25/2021	86,484
107,934	Credit Suisse Mortgage Capital Certificates, Series 2007-1-3A1	6.00%		02/25/2022	69,441
39,583	Credit Suisse Mortgage Capital Certificates, Series 2007-2-2A1	5.00%		03/25/2037	39,094
4,310,668	Credit Suisse Mortgage Capital Certificates, Series 2010-4R-3A17	6.00%	#^	06/26/2037	4,332,222
9,404,113	Credit Suisse Mortgage Capital Certificates, Series 2013-IVR1-A1	2.50%	#^	03/25/2043	9,081,910
19,367,386	Credit Suisse Mortgage Capital Certificates, Series 2013-IVR4-A11	3.48%	#^	07/25/2043	19,288,551
17,437,767	Credit Suisse Mortgage Capital Certificates, Series 2015-PR2-A1	4.25%	#^	07/26/2055	17,684,089
41,941,430	Credit Suisse Mortgage Capital Certificates, Series 2015-RPL3-A1	3.75%	#^	12/25/2056	42,090,209
12,647,426	Credit Suisse Mortgage Capital Certificates, Series 2016-PR1-A1	5.07%	#^	07/25/2056	12,685,673
40,190,135	CSMC Trust, Series 2014-WIN2-A3	3.50%	#^	10/25/2044	40,190,938
12,986,745	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6-2A1	5.50%		12/25/2035	11,569,676
1,397,054	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1	10.50%	#^I/F	04/15/2036	1,515,468
185,173	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2	12.39%	#^I/F	04/15/2036	217,258
1,452,543	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4	10.50%	#^I/F	04/15/2036	1,542,020
436,090	First Horizon Alternative Mortgage Securities, Series 2006-FA2-1A5	6.00%		05/25/2036	351,860
3,968,992	First Horizon Alternative Mortgage Securities, Series 2006-FA8-1A1	6.25%		02/25/2037	3,347,795
100,320	First Horizon Alternative Mortgage Securities, Series 2006-RE1-A1	5.50%		05/25/2035	88,743
10,564,290	FirstKey Mortgage Trust, Series 2014-1-A8	3.50%	#^	11/25/2044	10,746,948
16,762,724	GCAT LLC, Series 2017-2-A1	3.50%	#^	04/25/2047	16,735,230
5,440,855	GMACM Mortgage Loan Trust, Series 2006-J1-A6	5.75%		04/25/2036	5,366,371
198,409	GSAA Home Equity Trust, Series 2005-7-AF5	4.61%	#	05/25/2035	200,736
1,543,507	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	1,325,813
1,378,374	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	1,021,908
50,970	GSR Mortgage Loan Trust, Series 2006-2F-5A1	4.50%		01/25/2021	48,822
5,969,528	GSR Mortgage Loan Trust, Series 2006-3F-4A1	6.00%		03/25/2036	5,961,805
679,986	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	660,601
36,416,314	Impac Secured Assets Trust, Series 2006-5-1A1C	1.49%	#	02/25/2037	30,158,374
394,853	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.19%	#	05/25/2036	330,843
9,031,986	JP Morgan Alternative Loan Trust, Series 2006-S3-A4	6.31%	#	08/25/2036	8,373,630
667,789	JP Morgan Alternative Loan Trust, Series 2006-S3-A6	6.12%	#	08/25/2036	662,726
774,380	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	5.71%	#	12/25/2036	786,523
331,153	JP Morgan Mortgage Trust, Series 2007-S3-1A7	6.00%		08/25/2037	291,687
1,805,020	Lehman Mortgage Trust, Series 2005-1-2A4	5.50%		11/25/2035	1,693,578
739,411	Lehman Mortgage Trust, Series 2006-3-1A5	6.00%		07/25/2036	610,725
50,584	Lehman Mortgage Trust, Series 2006-9-1A19	25.09%	#I/F	01/25/2037	73,270
818,820	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	625,628
197,599	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	174,671
132,512	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	124,869
49,755	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	33,654
2,665,070	MASTR Asset Securitization Trust, Series 2006-2-1A11	6.00%	#	06/25/2036	2,580,703
67,637	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2018	70,132
1,234,563	Morgan Stanley Mortgage Loan Trust, Series 2005-7-7A4	5.50%		11/25/2035	1,275,504
3,538,234	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.12%	#	06/25/2036	3,144,943
1,873,353	Morgan Stanley Re-Remic Trust, Series 2010-R6-5C	5.75%	#^	05/26/2037	1,766,706
236,169	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	132,331
649,396	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80%	#	10/25/2036	300,485
1,152,150	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06%	#	02/25/2037	621,266
67,348	Option One Mortgage Loan Trust, Series 2004-3-M3	2.19%	#	11/25/2034	65,574
34,407,292	Option One Mortgage Loan Trust, Series 2007-6-1A1	1.41%	#	07/25/2037	28,010,818
390,566	PHH Alternative Mortgage Trust, Series 2007-2-4A1	6.00%		05/25/2022	395,574
11,338,715	PR Mortgage Loan Trust, Series 2014-1-APT	5.92%	#^	10/25/2049	11,441,909
24,711,865	Pretium Mortgage Credit Partners I, Series 2017-NPL2-A1	3.25%	#^	03/28/2057	24,813,050
192,767	Residential Accredit Loans, Inc., Series 2004-QS15-A1	5.25%		11/25/2034	195,678
433,484	Residential Accredit Loans, Inc., Series 2005-QS14-3A3	6.00%		09/25/2035	414,186
46,753	Residential Accredit Loans, Inc., Series 2005-QS1-A5	5.50%		01/25/2035	46,874
505,928	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	431,040
5,520,680	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	4,928,759
5,345,868	Residential Accredit Loans, Inc., Series 2006-QS4-A10	6.00%		04/25/2036	4,861,198
1,059,079	Residential Accredit Loans, Inc., Series 2006-QS6-1A15	6.00%		06/25/2036	961,620
213,104	Residential Accredit Loans, Inc., Series 2006-QS6-2A1	6.00%		06/25/2021	209,578
1,678,685	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	1,557,764
5,966,527	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	5,411,950
358,479	Residential Asset Mortgage Products, Inc., Series 2005-RS1-AI5	5.41%	#	01/25/2035	360,832
225,907	Residential Asset Securitization Trust, Series 2005-A10-A3	5.50%		09/25/2035	200,567
321,283	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	258,253
67,732	Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	57,699
1,890,698	Residential Asset Securitization Trust, Series 2006-A6-1A1	6.50%		07/25/2036	981,176
163,573	Residential Asset Securitization Trust, Series 2006-R1-A1	23.54%	#I/F	01/25/2046	251,821
131,843	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A2	6.00%		10/25/2036	126,940
680,847	Residential Funding Mortgage Securities Trust, Series 2006-S11-A3	6.00%		11/25/2036	633,834
1,319,805	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	1,247,693
894,135	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	811,087
45,716,747	Securitized Mortgage Asset Loan Trust, Series 2015-1-PC	1.52%	#^¥	02/25/2054	35,004,513
8,445,705	Securitized Mortgage Asset Loan Trust, Series 2015-2-PC	0.00%	#^¥	12/26/2059	7,782,582
12,424,326	Securitized Mortgage Asset Loan Trust, Series 2015-3-PC	0.00%	#^¥	10/25/2044	11,508,889
11,359,041	SGR Residential Mortgage Trust, Series 2016-1-A1	3.75%	#^	11/25/2046	11,519,081
29,610,560	Shellpoint Co-Originator Trust, Series 2016-1-1A10	3.50%	#^	11/25/2046	30,225,334
985,405	Structured Asset Securities Corporation, Series 2003-35-1A1	5.16%	#	12/25/2033	1,014,181
1,394,559	Structured Asset Securities Corporation, Series 2005-14-1A1	1.52%	#	07/25/2035	1,122,118
1,326,587	Structured Asset Securities Corporation, Series 2005-16-1A3	5.50%		09/25/2035	1,297,725
1,573,544	Structured Asset Securities Corporation, Series 2005-RF1-A	1.57%	#^	03/25/2035	1,397,748
1,586,449	Structured Asset Securities Corporation, Series 2005-RF1-AIO	4.07%	#^I/O	03/25/2035	209,084
28,078,177	VOLT LLC, Series 2017-NPL2-A1	3.50%	#^	03/25/2047	28,195,550
22,927,828	VOLT LLC, Series 2017-NPL3-A1	3.50%	#^	03/25/2047	23,057,875
34,745,470	VOLT LLC, Series 2017-NPL4-A1	3.38%	#^	04/25/2047	34,806,629
19,444,388	VOLT LLC, Series 2017-NPL6-A1	3.25%	#^	05/25/2047	19,517,361
152,334	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	143,811
1,180,111	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A1	5.75%		02/25/2036	1,121,147
2,700,480	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-2-4CB	6.00%		03/25/2036	2,598,857
4,884,833	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A6	4.54%	#	10/25/2036	3,254,177
3,702,944	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR19-2A	1.90%	#	01/25/2047	3,630,059
2,340,126	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A6	6.00%		04/25/2037	2,218,297
152,127	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11	32.18%	#I/F	06/25/2037	291,319
11,857,551	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A3	7.00%		06/25/2037	8,285,322
1,510,305	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	1,467,121
1,127,715	Wells Fargo Mortgage Backed Securities Trust, Series 2005-17-1A1	5.50%		01/25/2036	1,111,381
72,198	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14-A6	3.10%	#	08/25/2035	69,034
104,661	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16-6A4	3.26%	#	10/25/2035	104,727
413,736	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-3A1	5.75%		03/25/2036	415,424
1,079,516	Wells Fargo Mortgage Backed Securities Trust, Series 2006-7-2A1	6.00%		06/25/2036	1,048,305
1,047,218	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-1A5	6.00%		07/25/2037	1,038,896
1,287,411	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-2A11	6.00%		07/25/2037	1,265,607
1,851,179	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A96	6.00%		08/25/2037	1,865,344
2,230,180	Wells Fargo Mortgage Backed Securities Trust, Series 2007-14-1A1	6.00%		10/25/2037	2,206,807
522,716	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A16	5.50%		04/25/2037	523,945
122,644	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	123,609
20,150,805	WinWater Mortgage Loan Trust, Series 2015-5-A3	3.50%	#^	08/20/2045	20,414,206

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $762,350,882)					768,734,213

US Corporate Bonds - 12.6%
10,821,000	AbbVie, Inc.	4.70%		05/14/2045	11,560,107
2,145,000	Acadia Healthcare Company, Inc.	5.63%		02/15/2023	2,229,459
10,052,000	Actavis Funding SCS	2.35%		03/12/2018	10,095,817
1,555,000	AECOM	5.13%		03/15/2027	1,564,719
11,458,000	Air Lease Corporation	3.75%		02/01/2022	11,967,709
3,565,000	Air Medical Merger Sub Corporation	6.38%	^	05/15/2023	3,395,662
2,135,000	Albertson’s Holdings LLC	5.75%	^	03/15/2025	1,990,887
9,017,000	Ally Financial, Inc.	4.13%		03/30/2020	9,287,510
1,670,000	Ally Financial, Inc.	4.25%		04/15/2021	1,732,625
925,000	Alpine Finance Merger Sub LLC	6.88%	^	08/01/2025	943,500
3,020,000	American Axle & Manufacturing, Inc.	6.63%		10/15/2022	3,110,600
4,900,000	American Express Credit Corporation	2.25%		08/15/2019	4,948,427
9,760,000	American Express Credit Corporation	2.25%		05/05/2021	9,749,352
8,600,000	American Express Credit Corporation	2.70%		03/03/2022	8,677,065
11,625,000	American Tower Corporation	3.55%		07/15/2027	11,518,073
5,465,000	Anheuser-Busch InBev Finance, Inc.	4.90%		02/01/2046	6,201,442
5,320,000	Applied Materials, Inc.	4.35%		04/01/2047	5,669,428
1,610,000	Aramark Services, Inc.	5.00%	^	04/01/2025	1,704,587
1,730,000	Argos Merger Sub, Inc.	7.13%	^	03/15/2023	1,544,025
5,845,000	Arrow Electronics, Inc.	3.88%		01/12/2028	5,831,364
1,565,000	Ashland, Inc.	4.75%		08/15/2022	1,643,250
2,345,000	ASP AMC Merger Sub, Inc.	8.00%	^	05/15/2025	2,233,612
10,990,000	AT&T, Inc.	3.80%		03/01/2024	11,276,729
10,175,000	Athene Global Funding	3.00%	^	07/01/2022	10,115,568
2,085,000	B&G Foods, Inc.	5.25%		04/01/2025	2,131,912
704,000	Bank of America Corporation	2.00%		01/11/2018	705,174
8,520,000	Bank of America Corporation	2.50%		10/21/2022	8,420,393
8,355,000	Bank of America Corporation	2.88%	#	04/24/2023	8,378,837
17,235,000	Becton Dickinson and Company	2.89%		06/06/2022	17,275,795
12,449,000	Berkshire Hathaway Energy Company	6.50%		09/15/2037	16,786,954
1,620,000	Berry Plastics Corporation	5.50%		05/15/2022	1,688,850
1,095,000	BlueLine Rental Finance Corporation	9.25%	^	03/15/2024	1,141,537
5,227,000	Boeing Company	6.88%		03/15/2039	7,619,048
10,208,000	Boston Properties LP	4.13%		05/15/2021	10,772,798
11,605,000	Brighthouse Financial, Inc.	3.70%	^	06/22/2027	11,450,526
5,235,000	Broadcom Corporation	3.63%	^	01/15/2024	5,361,666
1,055,000	Builders FirstSource, Inc.	5.63%	^	09/01/2024	1,102,475
9,834,000	Burlington Northern Santa Fe LLC	4.55%		09/01/2044	10,942,164
1,535,000	BWAY Holding Company	5.50%	^	04/15/2024	1,571,456
1,170,000	Calpine Corporation	5.75%		01/15/2025	1,102,725
11,303,000	Cardinal Health, Inc.	1.95%		06/15/2018	11,335,643
3,625,000	Cardinal Health, Inc.	4.37%		06/15/2047	3,747,108
1,270,000	CBS Corporation	2.50%		02/15/2023	1,256,687
402,000	CCO Holdings LLC	5.25%		09/30/2022	414,824
710,000	CCO Holdings LLC	5.13%	^	05/01/2023	747,275
405,000	CCO Holdings LLC	5.13%	^	05/01/2027	415,125
1,735,000	Cengage Learning, Inc.	9.50%	^	06/15/2024	1,544,150
1,160,000	Centene Corporation	5.63%		02/15/2021	1,212,200
2,220,000	Centene Corporation	4.75%		01/15/2025	2,286,600
1,719,000	Cequel Communications Holdings LLC	6.38%	^	09/15/2020	1,757,677
10,271,000	Charter Communications Operating LLC	4.91%		07/23/2025	11,114,978
1,310,000	Cheniere Corpus Christi Holdings LLC	5.13%	^	06/30/2027	1,344,387
1,070,000	CHS Community Health Systems, Inc.	8.00%		11/15/2019	1,079,362
1,180,000	CHS Community Health Systems, Inc.	6.25%		03/31/2023	1,222,598
2,190,000	Cincinnati Bell, Inc.	7.00%	^	07/15/2024	2,294,463
17,520,000	Citigroup, Inc.	2.28%	#	05/17/2024	17,518,598
275,000	Cliffs Natural Resources, Inc.	5.75%	^	03/01/2025	260,562
1,282,000	Comcast Corporation	4.20%		08/15/2034	1,361,479
9,266,000	Comcast Corporation	4.40%		08/15/2035	9,989,869
1,663,000	CommScope, Inc.	5.00%	^	06/15/2021	1,706,654
1,130,000	CSC Holdings LLC	5.25%		06/01/2024	1,155,538
11,730,000	CSX Corporation	3.80%		11/01/2046	11,444,949
710,000	CyrusOne Finance Corporation	5.00%	^	03/15/2024	733,075
6,399,000	Delphi Corporation	4.15%		03/15/2024	6,729,854
5,636,000	Delphi Corporation	4.25%		01/15/2026	5,980,794
5,720,000	Delta Air Lines, Inc.	3.63%		03/15/2022	5,877,658
2,065,000	Diamond 1 Finance Corporation	7.13%	^	06/15/2024	2,271,050
14,420,000	Discover Financial Services	4.10%		02/09/2027	14,474,234
650,000	DJO Finance, LLC	8.13%	^	06/15/2021	607,750
3,615,000	Duke Energy Corporation	3.75%		09/01/2046	3,454,349
8,955,000	Duke Energy Progress, Inc.	4.15%		12/01/2044	9,410,935
12,285,000	eBay, Inc.	2.75%		01/30/2023	12,183,931
2,131,000	Embarq Corporation	8.00%		06/01/2036	2,162,965
11,140,000	Enable Midstream Partners LP	4.40%		03/15/2027	11,202,707
9,565,000	Energy Transfer Partners LP	4.75%		01/15/2026	9,968,557
1,250,000	Energy Transfer Partners LP	4.20%		04/15/2027	1,247,524
3,200,000	Ensemble S Merger Sub, Inc.	9.00%	^	09/30/2023	3,344,000
2,715,000	Envision Healthcare Corporation	6.25%	^	12/01/2024	2,905,050
275,000	EP Energy LLC	9.38%		05/01/2020	218,281
2,156,000	ESH Hospitality, Inc.	5.25%	^	05/01/2025	2,239,545
5,315,000	Exelon Corporation	3.40%		04/15/2026	5,307,591
8,855,000	Express Scripts Holding Company	3.40%		03/01/2027	8,564,485
10,367,000	FedEx Corporation	4.75%		11/15/2045	11,255,245
8,410,000	Fidelity National Information Services, Inc.	3.63%		10/15/2020	8,815,757
1,465,000	First Data Corporation	7.00%	^	12/01/2023	1,567,550
1,490,000	First Data Corporation	5.75%	^	01/15/2024	1,553,325
1,510,000	Flex Acquisition Company, Inc.	6.88%	^	01/15/2025	1,573,231
1,315,000	FMG Resources Ltd.	4.75%	^	05/15/2022	1,323,219
8,920,000	Ford Motor Company	7.45%		07/16/2031	11,305,618
340,000	Foresight Energy LLC	11.50%	^	04/01/2023	319,600
1,680,000	Frontier Communications Corporation	8.50%		04/15/2020	1,770,300
404,000	FTS International, Inc.	6.25%		05/01/2022	329,260
3,195,000	Gannett Company, Inc.	4.88%	^	09/15/2021	3,290,850
470,000	Gartner, Inc.	5.13%	^	04/01/2025	494,868
2,008,000	Gates Global LLC	6.00%	^	07/15/2022	2,023,060
16,930,000	General Motors Financial Company	3.95%		04/13/2024	17,190,993
2,115,000	Genesy’s Telecommunications Laboratories, Inc.	10.00%	^	11/30/2024	2,382,019
21,522,000	Georgia-Pacific LLC	3.60%	^	03/01/2025	22,213,373
1,030,000	GLP Capital LP	5.38%		04/15/2026	1,127,634
2,700,000	Goldman Sachs Group, Inc.	3.00%		04/26/2022	2,726,428
8,415,000	Goldman Sachs Group, Inc.	2.91%	#	06/05/2023	8,391,160
2,005,000	Goodyear Tire & Rubber Company	5.13%		11/15/2023	2,105,250
1,035,000	Gray Television, Inc.	5.13%	^	10/15/2024	1,047,937
1,515,000	Gray Television, Inc.	5.88%	^	07/15/2026	1,549,087
5,000	Grinding Media Canada, Inc.	7.38%	^	12/15/2023	5,450
1,090,000	GW Honos Security Corporation	8.75%	^	05/15/2025	1,143,137
625,000	Halcon Resources Corporation	6.75%	^	02/15/2025	565,625
8,085,000	Hewlett Packard Enterprise Company	3.60%		10/15/2020	8,342,022
2,585,000	Hexion, Inc.	10.38%	^	02/01/2022	2,572,075
3,170,000	Hilton Domestic Operating Company, Inc.	4.25%	^	09/01/2024	3,221,512
11,339,000	Home Depot, Inc.	3.00%		04/01/2026	11,413,395
1,525,000	Icahn Enterprises Finance Corporation	6.25%		02/01/2022	1,593,625
2,085,000	Informatica LLC	7.13%	^	07/15/2023	2,132,580
5,825,000	International Paper Company	3.00%		02/15/2027	5,618,189
2,145,000	inVentiv Group Holdings, Inc.	7.50%	^	10/01/2024	2,338,050
1,520,000	JBS LLC	5.75%	^	06/15/2025	1,436,400
11,030,000	JP Morgan Chase & Company	2.97%		01/15/2023	11,168,173
10,730,000	JP Morgan Chase & Company	4.25%		10/01/2027	11,175,767
1,485,000	KAR Auction Services, Inc.	5.13%	^	06/01/2025	1,516,556
9,349,000	Kinder Morgan Energy Partners LP	6.95%		01/15/2038	11,209,834
5,703,000	Kraft Heinz Foods Company	2.00%		07/02/2018	5,718,889
13,715,000	Kroger Company	3.40%		04/15/2022	14,041,815
9,802,000	Laboratory Corporation	2.50%		11/01/2018	9,883,357
1,681,000	Level 3 Communications, Inc.	5.75%		12/01/2022	1,748,240
980,000	Levi Strauss & Company	5.00%		05/01/2025	1,029,000
13,209,000	Liberty Mutual Group, Inc.	6.50%	^	05/01/2042	17,181,501
990,000	LifePoint Health, Inc.	5.38%		05/01/2024	1,027,125
2,320,000	Live Nation Entertainment, Inc.	4.88%	^	11/01/2024	2,360,600
10,027,000	Lockheed Martin Corporation	4.70%		05/15/2046	11,329,327
5,905,000	Lowe’s Companies, Inc.	3.10%		05/03/2027	5,886,116
5,805,000	Maxim Integrated Products, Inc.	3.45%		06/15/2027	5,755,570
1,140,000	MEG Energy Corporation	7.00%	^	03/31/2024	892,050
50,000	Metropolitan Edison Company	4.00%	^	04/15/2025	51,387
555,000	MGM Growth Properties LP	5.63%		05/01/2024	607,725
1,640,000	Micron Technology, Inc.	5.25%	^	08/01/2023	1,711,340
10,130,000	Microsoft Corporation	4.45%		11/03/2045	11,315,899
11,200,000	Morgan Stanley	2.75%		05/19/2022	11,203,909
11,040,000	Morgan Stanley	3.63%		01/20/2027	11,123,816
3,050,000	MPH Acquisition Holdings LLC	7.13%	^	06/01/2024	3,259,688
8,269,000	MUFG Americas Holdings Corporation	1.63%		02/09/2018	8,268,983
3,355,000	MUFG Americas Holdings Corporation	2.25%		02/10/2020	3,358,103
10,920,000	Mylan NV	3.15%		06/15/2021	11,118,416
7,660,000	National Rural Utilities Cooperative Finance Corporation	2.00%		01/27/2020	7,683,286
1,519,000	Nationstar Capital Corporation	6.50%		07/01/2021	1,560,773
1,600,000	Navient Corporation	6.50%		06/15/2022	1,700,000
2,005,000	NCL Corporation Ltd.	4.75%	^	12/15/2021	2,086,182
1,645,000	New Red Finance, Inc.	4.25%	^	05/15/2024	1,638,733
4,210,000	New York Life Global Funding	2.30%	^	06/10/2022	4,189,935
7,300,000	New York Life Global Funding	2.90%	^	01/17/2024	7,374,321
1,590,000	Nexstar Escrow Corporation	5.63%	^	08/01/2024	1,613,850
5,695,000	NextEra Energy Capital Holdings, Inc.	3.55%		05/01/2027	5,794,440
360,000	NFP Corporation	6.88%	^	07/15/2025	364,500
1,185,000	NGL Energy Finance Corporation	7.50%	^	11/01/2023	1,174,631
1,590,000	NGL Energy Finance Corporation	6.13%	^	03/01/2025	1,462,800
445,000	Noble Holding International Ltd.	7.75%		01/15/2024	353,468
1,405,000	Novelis Corporation	6.25%	^	08/15/2024	1,478,763
595,000	Novelis Corporation	5.88%	^	09/30/2026	614,338
1,060,000	NRG Energy, Inc.	7.25%		05/15/2026	1,102,400
1,100,000	Olin Corporation	5.13%		09/15/2027	1,135,750
11,487,000	Omnicom Group, Inc.	3.60%		04/15/2026	11,579,895
148,000	Oncor Electric Delivery Company LLC	2.95%		04/01/2025	148,020
995,000	OPE KAG Finance Sub, Inc.	7.88%	^	07/31/2023	1,049,725
1,925,000	Open Text Corporation	5.88%	^	06/01/2026	2,075,381
9,685,000	Oracle Corporation	4.13%		05/15/2045	9,996,257
650,000	PDC Energy, Inc.	6.13%	^	09/15/2024	663,000
1,120,000	Peabody Securities Finance Corporation	6.00%	^	03/31/2022	1,115,800
5,180,000	Penske Truck Leasing Company	4.20%	^	04/01/2027	5,362,227
475,000	PetSmart, Inc.	5.88%	^	06/01/2025	460,156
4,462,000	Phillips 66	5.88%		05/01/2042	5,416,801
2,250,000	Pilgrim’s Pride Corporation	5.75%	^	03/15/2025	2,266,875
2,300,000	Pinnacle Entertainment, Inc.	5.63%	^	05/01/2024	2,397,750
10,736,000	PNC Funding Corporation	3.30%		03/08/2022	11,135,755
1,055,000	Post Holdings, Inc.	5.50%	^	03/01/2025	1,090,606
1,420,000	PQ Corporation	6.75%	^	11/15/2022	1,530,050
2,035,000	Prime Security Services Borrower LLC	9.25%	^	05/15/2023	2,216,441
2,015,000	Quintiles Transnational Corporation	4.88%	^	05/15/2023	2,072,931
960,000	RegionalCare Hospital Partners Holdings, Inc.	8.25%	^	05/01/2023	1,034,400
1,405,000	Reynolds Group Issuer Inc.	7.00%	^	07/15/2024	1,509,799
10,305,000	Reynolds, Inc.	4.00%		06/12/2022	10,930,781
2,235,000	Rite Aid Corporation	6.13%	^	04/01/2023	2,207,063
1,065,000	Riverbed Technology, Inc.	8.88%	^	03/01/2023	1,086,300
4,530,000	S&P Global, Inc.	4.40%		02/15/2026	4,878,928
1,975,000	Sabre GLBL, Inc.	5.25%	^	11/15/2023	2,068,813
2,321,000	Sally Holdings LLC	5.75%		06/01/2022	2,387,729
1,190,000	Sanchez Energy Corporation	6.13%		01/15/2023	957,950
6,000,000	SBA Tower Trust	3.17%	^	04/15/2022	6,031,708
5,025,000	Schlumberger Holdings Corporation	2.35%	^	12/21/2018	5,056,698
1,325,000	Scientific Games International, Inc.	7.00%	^	01/01/2022	1,414,438
1,990,000	Select Medical Corporation	6.38%		06/01/2021	2,054,675
11,210,000	Shell International Finance B.V.	1.38%		05/10/2019	11,147,471
1,945,000	Signode Industrial Group, Inc.	6.38%	^	05/01/2022	2,042,250
11,435,000	Simon Property Group LP	3.38%		06/15/2027	11,395,641
450,000	Sinclair Television Group, Inc.	5.63%	^	08/01/2024	462,938
1,965,000	Sirius XM Radio, Inc.	5.38%	^	07/15/2026	2,038,688
365,000	Sirius XM Radio, Inc.	5.00%	^	08/01/2027	369,563
2,195,000	Six Flags Entertainment Corporation	4.88%	^	07/31/2024	2,213,921
1,070,000	SM Energy Company	5.00%		01/15/2024	952,300
11,055,000	Smithfield Foods, Inc.	4.25%	^	02/01/2027	11,359,271
1,335,000	Solera Finance, Inc.	10.50%	^	03/01/2024	1,540,256
14,121,000	Southern Company	2.45%		09/01/2018	14,218,251
1,686,000	Southern Company	1.85%		07/01/2019	1,680,347
1,425,000	Spectrum Brands, Inc.	5.75%		07/15/2025	1,535,580
710,000	Station Casinos LLC	7.50%		03/01/2021	740,175
950,000	SunCoke Energy Partners Finance Corporation	7.50%	^	06/15/2025	942,875
875,000	Surgery Center Holdings, Inc.	6.75%	^	07/01/2025	888,125
10,459,000	Synchrony Financial	3.00%		08/15/2019	10,612,078
11,775,000	Sysco Corporation	3.25%		07/15/2027	11,609,078
1,540,000	Tapstone Energy Finance Corporation	9.75%	^	06/01/2022	1,321,513
2,305,000	Team Health Holdings, Inc.	6.38%	^	02/01/2025	2,241,613
2,155,000	Tempo Acquisition Finance Corporation	6.75%	^	06/01/2025	2,208,875
1,080,000	Tempur Sealy International, Inc.	5.63%		10/15/2023	1,125,900
470,000	Tenet Healthcare Corporation	8.13%		04/01/2022	500,550
1,550,000	Tenet Healthcare Corporation	6.75%		06/15/2023	1,553,875
580,000	THC Escrow Corporation	7.00%	^	08/01/2025	579,275
1,240,000	The ServiceMaster Company LLC	5.13%	^	11/15/2024	1,286,500
8,031,000	Thermo Fisher Scientific, Inc.	3.30%		02/15/2022	8,316,655
10,220,000	TIAA Asset Management Finance Company LLC	2.95%	^	11/01/2019	10,372,339
988,000	Transocean Proteus Ltd.	6.25%	^	12/01/2024	1,012,700
945,000	TreeHouse Foods, Inc.	6.00%	^	02/15/2024	1,011,150
9,315,000	Unilever Capital Corporation	2.90%		05/05/2027	9,202,009
1,530,000	Universal Hospital Services, Inc.	7.63%		08/15/2020	1,562,513
7,635,000	Vale Overseas Ltd.	5.88%		06/10/2021	8,215,260
1,090,000	Valeant Pharmaceuticals International, Inc.	7.00%	^	03/15/2024	1,148,588
4,755,000	Valero Energy Corp.	6.63%		06/15/2037	5,867,223
10,747,000	Verizon Communications, Inc.	4.40%		11/01/2034	10,684,506
3,125,000	Viking Cruises Ltd.	8.50%	^	10/15/2022	3,292,969
1,790,000	Vizient, Inc.	10.38%	^	03/01/2024	2,062,975
7,649,000	Waste Management, Inc.	4.10%		03/01/2045	8,061,120
1,515,000	WellCare Health Plans, Inc.	5.25%		04/01/2025	1,590,750
10,669,000	WellPoint, Inc.	2.30%		07/15/2018	10,731,872
10,940,000	Wells Fargo & Company	3.07%		01/24/2023	11,092,405
11,390,000	Wells Fargo & Company	3.58%	#	05/22/2028	11,523,320
825,000	Western Digital Corporation	7.38%	^	04/01/2023	908,531
1,975,000	Williams Partners LP	4.88%		03/15/2024	2,074,579
5,620,000	Williams Partners LP	3.75%		06/15/2027	5,574,866
1,990,000	WMG Acquisition Corporation	6.75%	^	04/15/2022	2,096,963
11,378,000	Zimmer Holdings, Inc.	2.70%		04/01/2020	11,488,253

Total US Corporate Bonds (Cost $1,104,125,884)					1,126,203,475

US Government / Agency Mortgage Backed Obligations - 14.9%
931,991	Federal Home Loan Mortgage Corporation, Pool G01840	5.00%		07/01/2035	1,022,989
509,243	Federal Home Loan Mortgage Corporation, Pool G04817	5.00%		09/01/2038	558,490
17,920,264	Federal Home Loan Mortgage Corporation, Pool G08537	3.00%		07/01/2043	17,965,730
42,204,298	Federal Home Loan Mortgage Corporation, Pool G08622	3.00%		01/01/2045	42,148,035
12,113,779	Federal Home Loan Mortgage Corporation, Pool G08686	3.00%		01/01/2046	12,097,323
53,266,561	Federal Home Loan Mortgage Corporation, Pool G08701	3.00%		04/01/2046	53,194,202
62,438,580	Federal Home Loan Mortgage Corporation, Pool G08721	3.00%		09/01/2046	62,353,763
3,102,050	Federal Home Loan Mortgage Corporation, Pool N70081	5.50%		07/01/2038	3,435,457
10,111,044	Federal Home Loan Mortgage Corporation, Pool Q33789	3.50%		06/01/2045	10,437,516
3,966,449	Federal Home Loan Mortgage Corporation, Pool T60854	3.50%		09/01/2042	4,042,425
699,593	Federal Home Loan Mortgage Corporation, Pool U60299	4.00%		11/01/2040	742,712
45,351,913	Federal Home Loan Mortgage Corporation, Pool V8-2851	3.00%		01/01/2047	45,317,156
5,359,796	Federal Home Loan Mortgage Corporation, Series 2016-KF22-B	6.03%	#^	07/25/2023	5,419,860
76,671	Federal Home Loan Mortgage Corporation, Series 2692-SC	10.97%	#I/F	07/15/2033	95,045
2,624,115	Federal Home Loan Mortgage Corporation, Series 2722-PS	8.60%	#I/F	12/15/2033	3,006,371
133,254	Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	145,981
275,577	Federal Home Loan Mortgage Corporation, Series 3002-SN	5.34%	#I/FI/O	07/15/2035	43,255
120,627	Federal Home Loan Mortgage Corporation, Series 3045-DI	5.57%	#I/FI/O	10/15/2035	18,979
443,651	Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	497,915
40,342	Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	42,701
534,400	Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07/15/2036	584,683
153,066	Federal Home Loan Mortgage Corporation, Series 3275-SC	4.92%	#I/FI/O	02/15/2037	21,408
878,750	Federal Home Loan Mortgage Corporation, Series 3382-SB	4.84%	#I/FI/O	11/15/2037	119,457
1,052,412	Federal Home Loan Mortgage Corporation, Series 3384-S	5.23%	#I/FI/O	11/15/2037	136,337
1,091,090	Federal Home Loan Mortgage Corporation, Series 3417-SX	5.02%	#I/FI/O	02/15/2038	159,440
95,911	Federal Home Loan Mortgage Corporation, Series 3423-GS	4.49%	#I/FI/O	03/15/2038	11,253
95,911	Federal Home Loan Mortgage Corporation, Series 3423-SG	4.49%	#I/FI/O	03/15/2038	10,341
193,989	Federal Home Loan Mortgage Corporation, Series 3524-LB	3.85%	#	06/15/2038	186,867
361,226	Federal Home Loan Mortgage Corporation, Series 3562-WS	3.79%	#I/FI/O	08/15/2039	32,587
284,643	Federal Home Loan Mortgage Corporation, Series 3582-SA	4.84%	#I/FI/O	10/15/2049	32,911
622,313	Federal Home Loan Mortgage Corporation, Series 3606-CS	5.19%	#I/FI/O	12/15/2039	114,211
358,208	Federal Home Loan Mortgage Corporation, Series 3616-SG	5.19%	#I/FI/O	03/15/2032	58,252
1,493,190	Federal Home Loan Mortgage Corporation, Series 3626-AZ	5.50%		08/15/2036	1,620,478
571,205	Federal Home Loan Mortgage Corporation, Series 3666-SC	4.61%	#I/FI/O	05/15/2040	87,027
385,697	Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	421,607
2,548,484	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	2,678,406
1,400,000	Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12/15/2030	1,453,814
492,558	Federal Home Loan Mortgage Corporation, Series 3786-SG	7.18%	#I/F	01/15/2041	519,584
4,906,417	Federal Home Loan Mortgage Corporation, Series 3792-SE	7.54%	#I/F	01/15/2041	5,311,075
2,584,125	Federal Home Loan Mortgage Corporation, Series 3795-VZ	4.00%		01/15/2041	2,759,192
63,096	Federal Home Loan Mortgage Corporation, Series 3798-SD	7.28%	#I/F	12/15/2040	65,073
1,491,498	Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07/15/2034	1,666,427
1,156,635	Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02/15/2031	1,198,740
2,739,700	Federal Home Loan Mortgage Corporation, Series 3818-CZ	4.50%		03/15/2041	2,971,848
1,711,842	Federal Home Loan Mortgage Corporation, Series 3819-ZU	5.50%		07/15/2034	1,880,669
3,736,782	Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	3,958,517
251,282	Federal Home Loan Mortgage Corporation, Series 3828-SW	9.72%	#I/F	02/15/2041	327,612
2,617,385	Federal Home Loan Mortgage Corporation, Series 3863-ZA	5.50%		08/15/2034	2,858,683
3,554,205	Federal Home Loan Mortgage Corporation, Series 3888-ZG	4.00%		07/15/2041	3,786,013
15,792,631	Federal Home Loan Mortgage Corporation, Series 3889-VZ	4.00%		07/15/2041	16,785,581
2,907,912	Federal Home Loan Mortgage Corporation, Series 3910-GZ	5.00%		08/15/2041	3,363,873
21,332,154	Federal Home Loan Mortgage Corporation, Series 3967-ZP	4.00%		09/15/2041	23,206,423
5,241,067	Federal Home Loan Mortgage Corporation, Series 3972-AZ	3.50%		12/15/2041	5,313,273
24,419,932	Federal Home Loan Mortgage Corporation, Series 4057-ZA	4.00%		06/15/2042	26,194,968
8,846,179	Federal Home Loan Mortgage Corporation, Series 4096-DZ	3.50%		08/15/2042	9,099,472
27,857,885	Federal Home Loan Mortgage Corporation, Series 4165-ZT	3.00%		02/15/2043	25,878,953
7,861,902	Federal Home Loan Mortgage Corporation, Series 4291-MS	4.74%	#I/FI/O	01/15/2054	1,330,057
18,063,898	Federal Home Loan Mortgage Corporation, Series 4341-AZ	3.00%		05/15/2044	16,998,083
17,946,914	Federal Home Loan Mortgage Corporation, Series 4377-A	3.00%		06/15/2039	18,269,344
13,410,492	Federal Home Loan Mortgage Corporation, Series 4391-MA	3.00%		07/15/2040	13,704,584
13,133,835	Federal Home Loan Mortgage Corporation, Series 4413-AZ	3.50%		11/15/2044	13,206,239
2,116,865	Federal Home Loan Mortgage Corporation, Series 4419-TB	3.00%		02/15/2040	2,124,163
10,913,033	Federal Home Loan Mortgage Corporation, Series 4423-Z	3.50%		12/15/2044	11,109,087
18,332,689	Federal Home Loan Mortgage Corporation, Series 4427-MA	3.00%		02/15/2034	18,763,297
27,376,846	Federal Home Loan Mortgage Corporation, Series 4471-BA	3.00%		12/15/2041	27,670,693
38,863,508	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	39,446,165
23,816,936	Federal Home Loan Mortgage Corporation, Series 4481-B	3.00%		12/15/2042	24,051,418
14,210,781	Federal Home Loan Mortgage Corporation, Series 4511-QA	3.00%		01/15/2041	14,431,565
66,828,888	Federal Home Loan Mortgage Corporation, Series 4542-AC	2.70%		01/15/2045	66,923,090
4,781,000	Federal Home Loan Mortgage Corporation, Series K050-A2	3.33%	#	08/25/2025	5,011,482
6,528,000	Federal Home Loan Mortgage Corporation, Series K053-A2	3.00%		12/25/2025	6,668,231
581,337	Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	658,862
6,720,000	Federal Home Loan Mortgage Corporation Pass-Thru, Series K054-A2	2.75%		01/25/2026	6,732,779
106,008,220	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.44%	#I/O	03/25/2023	6,481,088
18,413,256	Federal National Mortgage Association, Pool AL9238	3.00%		10/01/2041	18,498,866
50,715,601	Federal National Mortgage Association, Pool AS7661	3.00%		08/01/2046	50,463,903
10,087,570	Federal National Mortgage Association, Pool AS7724	2.50%		08/01/2046	9,728,448
40,342,854	Federal National Mortgage Association, Pool AS8522	3.00%		12/01/2046	40,343,031
23,813,374	Federal National Mortgage Association, Pool BC9081	3.00%		12/01/2046	23,813,479
23,554,618	Federal National Mortgage Association, Pool BD8013	2.50%		09/01/2046	22,716,058
19,938,277	Federal National Mortgage Association, Pool MA2621	3.50%		05/01/2046	20,277,452
30,090,513	Federal National Mortgage Association, Pool MA2649	3.00%		06/01/2046	29,941,339
68,025,923	Federal National Mortgage Association, Pool MA2737	3.00%		09/01/2046	67,988,846
27,925	Federal National Mortgage Association, Series 2003-117-KS	5.88%	#I/FI/O	08/25/2033	603
376,206	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	422,276
3,032,363	Federal National Mortgage Association, Series 2005-20-QH	5.00%		03/25/2035	3,305,630
527,572	Federal National Mortgage Association, Series 2006-101-SA	5.36%	#I/FI/O	10/25/2036	87,239
232,174	Federal National Mortgage Association, Series 2006-56-SM	5.53%	#I/FI/O	07/25/2036	36,099
187,207	Federal National Mortgage Association, Series 2007-116-BI	5.03%	#I/FI/O	05/25/2037	27,391
2,129,517	Federal National Mortgage Association, Series 2007-30-FS	24.19%	#I/F	04/25/2037	3,282,488
828,026	Federal National Mortgage Association, Series 2007-30-OI	5.22%	#I/FI/O	04/25/2037	157,434
146,036	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	157,063
135,363	Federal National Mortgage Association, Series 2008-62-SC	4.78%	#I/F I/O	07/25/2038	16,977
908,377	Federal National Mortgage Association, Series 2009-111-EZ	5.00%		01/25/2040	955,275
44,155	Federal National Mortgage Association, Series 2009-111-SE	5.03%	#I/F I/O	01/25/2040	5,832
96,295	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	105,418
124,579	Federal National Mortgage Association, Series 2009-48-WS	4.73%	#I/F I/O	07/25/2039	14,016
557,361	Federal National Mortgage Association, Series 2009-62-PS	4.88%	#I/F I/O	08/25/2039	52,253
1,554,639	Federal National Mortgage Association, Series 2009-77-ZA	4.50%		10/25/2039	1,671,108
359,170	Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	378,577
166,974	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	176,777
55,491	Federal National Mortgage Association, Series 2010-109-BS	43.44%	#I/F	10/25/2040	221,099
541,530	Federal National Mortgage Association, Series 2010-112-ZA	4.00%		10/25/2040	556,561
364,532	Federal National Mortgage Association, Series 2010-121-SD	3.28%	#I/F I/O	10/25/2040	32,169
29,336	Federal National Mortgage Association, Series 2010-137-VS	11.85%	#I/F	12/25/2040	42,066
2,592,739	Federal National Mortgage Association, Series 2010-150-ZA	4.00%		01/25/2041	2,681,956
79,822	Federal National Mortgage Association, Series 2010-31-SA	3.78%	#I/F I/O	04/25/2040	7,715
119,806	Federal National Mortgage Association, Series 2010-34-PS	3.71%	#I/F I/O	04/25/2040	14,383
234,492	Federal National Mortgage Association, Series 2010-35-SP	5.13%	#I/F I/O	04/25/2050	30,091
78,212	Federal National Mortgage Association, Series 2010-35-SV	5.23%	#I/F I/O	04/25/2040	9,985
3,035,493	Federal National Mortgage Association, Series 2010-37-MY	4.50%		04/25/2040	3,224,566
202,336	Federal National Mortgage Association, Series 2010-59-PS	5.23%	#I/F I/O	03/25/2039	17,549
339,472	Federal National Mortgage Association, Series 2010-59-SC	3.78%	#I/F I/O	01/25/2040	40,091
1,396,882	Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	1,458,463
302,672	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	332,096
661,191	Federal National Mortgage Association, Series 2010-7-PE	5.00%		02/25/2040	717,317
332,658	Federal National Mortgage Association, Series 2010-90-GS	4.78%	#I/F I/O	08/25/2040	40,843
57,791	Federal National Mortgage Association, Series 2010-99-SG	19.75%	#I/F	09/25/2040	99,121
7,589,668	Federal National Mortgage Association, Series 2011-141-PZ	4.00%		01/25/2042	8,098,736
16,225,902	Federal National Mortgage Association, Series 2011-18-UZ	4.00%		03/25/2041	17,366,237
1,533,918	Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	1,578,063
1,000,000	Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	1,033,443
1,663,375	Federal National Mortgage Association, Series 2011-59-MA	4.50%		07/25/2041	1,780,304
24,301,631	Federal National Mortgage Association, Series 2013-45-LZ	3.00%		05/25/2043	23,075,177
31,204,836	Federal National Mortgage Association, Series 2013-6-ZB	3.00%		02/25/2043	28,898,715
12,646,565	Federal National Mortgage Association, Series 2014-55-MA	3.00%		10/25/2039	12,937,642
25,003,019	Federal National Mortgage Association, Series 2014-70-VZ	3.00%		11/25/2044	23,768,377
8,369,435	Federal National Mortgage Association, Series 2014-73-CZ	3.00%		11/25/2044	7,914,706
31,382,093	Federal National Mortgage Association, Series 2015-9-HA	3.00%		01/25/2045	32,035,788
6,348,000	Federal National Mortgage Association, Series 2016-M3-A2	2.70%		02/25/2026	6,313,763
409,607	Federal National Mortgage Association, Series 400-S4	4.23%	#I/F I/O	11/25/2039	57,753
183,434	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	201,331
158,243	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	173,796
1,215,968	Federal National Mortgage Association Pass-Thru, Pool 735383	5.00%		04/01/2035	1,335,669
637,922	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	700,497
917,659	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	1,007,790
181,165	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	197,614
1,106,179	Federal National Mortgage Association Pass-Thru, Pool 995112	5.50%		07/01/2036	1,239,796
1,066,548	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	1,171,024
998,361	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%		01/01/2031	1,059,051
124,177	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%		09/01/2035	130,636
15,578,751	Federal National Mortgage Association Pass-Thru, Pool AB6854	3.00%		11/01/2042	15,646,362
44,005	Federal National Mortgage Association Pass-Thru, Pool AC1032	5.00%		06/01/2040	45,104
33,408	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%		06/01/2030	35,932
1,392,209	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%		02/01/2031	1,476,805
32,093,635	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	32,111,140
760,940	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%		12/01/2029	818,118
50,727	Federal National Mortgage Association Pass-Thru, Pool MA0282	5.00%		12/01/2039	55,642
536,507	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%		03/01/2030	576,930
33,340	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	35,646
16,925,073	Federal National Mortgage Association Pass-Thru, Pool MA2151	3.50%		01/01/2045	17,212,578
11,016,840	Federal National Mortgage Association Pass-Thru, Pool MA2248	3.00%		04/01/2045	10,962,328
13,952,743	Federal National Mortgage Association Pass-Thru, Pool BC0785	3.50%		04/01/2046	14,371,925
470,848	Government National Mortgage Association, Pool 752494SF	5.50%		09/20/2039	515,578
271,875	Government National Mortgage Association, Series 2003-67-SP	5.89%	#I/F I/O	08/20/2033	59,875
188,660	Government National Mortgage Association, Series 2008-82-SM	4.84%	#I/F I/O	09/20/2038	29,094
2,555,357	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	2,746,724
2,843,757	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	3,076,806
2,994,549	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	3,188,655
3,606,324	Government National Mortgage Association, Series 2009-75-HZ	5.00%		09/20/2039	3,915,186
9,319,085	Government National Mortgage Association, Series 2010-113-SM	4.84%	#I/FI/O	09/20/2040	1,267,551
123,297	Government National Mortgage Association, Series 2010-25-ZB	4.50%		02/16/2040	134,792
5,667,585	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	5,992,911
8,307,200	Government National Mortgage Association, Series 2011-70-WS	7.28%	#I/F	12/20/2040	8,687,572
13,142,130	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	14,019,033
18,350,445	Government National Mortgage Association, Series 2013-117-MS	4.94%	#I/FI/O	02/20/2043	2,400,236
8,347,123	Government National Mortgage Association, Series 2013-122-SB	4.93%	#I/FI/O	08/16/2043	1,474,318
38,977,203	Government National Mortgage Association, Series 2013-169-SE	4.88%	#I/FI/O	11/16/2043	5,482,701
13,092,902	Government National Mortgage Association, Series 2014-102-TS	4.39%	#I/FI/O	07/20/2044	1,841,975
10,397,033	Government National Mortgage Association, Series 2014-118-PS	4.99%	#I/FI/O	08/20/2044	1,340,712
9,097,404	Government National Mortgage Association, Series 2014-118-SA	4.99%	#I/FI/O	08/20/2044	1,415,340

Total US Government / Agency Mortgage Backed Obligations (Cost $1,316,481,963)					1,328,204,613

US Government and Agency Obligations - 24.2%
15,000,000	United States Treasury Bonds	1.50%		02/28/2023	14,602,440
202,800,000	United States Treasury Bonds	2.75%		11/15/2042	200,716,636
143,800,000	United States Treasury Notes	0.63%		09/30/2017	143,643,977
119,600,000	United States Treasury Notes	0.88%		11/30/2017	119,480,041
133,900,000	United States Treasury Notes	1.00%		02/15/2018	133,688,170
24,400,000	United States Treasury Notes	1.00%		05/15/2018	24,342,807
31,000,000	United States Treasury Notes	1.00%		05/31/2018	30,923,120
189,400,000	United States Treasury Notes	1.50%		05/31/2020	189,137,302
180,900,000	United States Treasury Notes	2.00%		11/30/2020	183,034,077
17,450,000	United States Treasury Notes	1.75%		12/31/2020	17,500,780
199,600,000	United States Treasury Notes	2.25%		03/31/2021	203,572,439
311,900,000	United States Treasury Notes	1.75%		03/31/2022	310,352,664
221,000,000	United States Treasury Notes	2.13%		02/29/2024	221,237,354
257,750,000	United States Treasury Notes	1.63%		05/15/2026	244,389,271
125,400,000	United States Treasury Notes	2.88%		08/15/2045	126,325,828

Total US Government and Agency Obligations (Cost $2,153,614,016)					2,162,946,906

Affiliated Mutual Funds - 10.0%
41,253,061	DoubleLine Global Bond Fund (Class I)				428,619,309
40,478,353	DoubleLine Infrastructure Income Fund (Class I)				412,069,637
5,000,000	DoubleLine Long Duration Total Return Bond Fund (Class I)				50,000,000

Total Affiliated Mutual Funds (Cost $874,600,000)					890,688,946

Exchange Traded Funds and Common Stocks - 0.0%
62,091	Amplify Energy Corporation *				620,910
34,833	Energy Gulf Coast, Inc. *				646,852
67,847	Frontera Energy Corporation *				1,791,910
7,893	SandRidge Energy, Inc. *				135,838

Total Exchange Traded Funds and Common Stocks (Cost $16,702,884)					3,195,510

Warrants - 0.0%
11,182	Energy Gulf Coast, Inc. *				11,182

Total Warrants (Cost $237,990)					11,182

Short Term Investments - 4.0%
117,737,523	BlackRock Liquidity Funds FedFund - Institutional Shares	0.86%	◆		117,737,523
117,737,524	Fidelity Institutional Money Market Government Portfolio - Class I	0.81%	◆		117,737,524
117,737,524	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.84%	◆		117,737,524

Total Short Term Investments (Cost $353,212,571)					353,212,571

Total Investments - 99.6% (Cost $8,844,569,711)					8,898,576,500
Other Assets in Excess of Liabilities - 0.4%					34,056,906

NET ASSETS - 100.0%					$8,932,633,406

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2017, the value of these securities amounted to $1,626,410,539 or 18.2% of net assets.
#	Variable rate security. Rate disclosed as of June 30, 2017.
†	Perpetual Maturity

I/O	Interest only security
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates
&	Unfunded or partially unfunded loan commitment. At June 30, 2017, the value of these securities amounted to $262,120 or 0.0% of net assets.
PIK	A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
¥	Illiquid security. At June 30, 2017, the value of these securities amounted to $56,836,431 or 0.6% of net assets.
*	Non-income producing security
◆	Seven-day yield as of June 30, 2017

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows+:

Tax Cost of Investments	$8,859,237,677

Gross Tax Unrealized Appreciation	116,038,985
Gross Tax Unrealized Depreciation	(76,700,162)

Net Tax Unrealized Appreciation (Depreciation)	$39,338,823

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	24.2%
US Government / Agency Mortgage Backed Obligations	14.9%
US Corporate Bonds	12.6%
Affiliated Mutual Funds	10.0%
Non-Agency Residential Collateralized Mortgage Obligations	8.6%
Foreign Corporate Bonds	7.9%
Non-Agency Commercial Mortgage Backed Obligations	6.6%
Short Term Investments	4.0%
Collateralized Loan Obligations	3.1%
Bank Loans	2.9%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	2.8%
Asset Backed Obligations	2.0%
Municipal Bonds	0.0%	~
Exchange Traded Funds and Common Stocks	0.0%	~
Warrants	0.0%	~
Other Assets and Liabilities	0.4%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	24.2%
US Government / Agency Mortgage Backed Obligations	14.9%
Affiliated Mutual Funds	10.0%
Non-Agency Residential Collateralized Mortgage Obligation	8.6%
Non-Agency Commercial Mortgage Backed Obligations	6.6%
Short Term Investments	4.0%
Banking	3.9%
Collateralized Loan Obligations	3.1%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	2.8%
Oil & Gas	2.5%
Asset Backed Obligations	2.0%
Telecommunications	1.4%
Healthcare	1.2%
Technology	1.1%
Transportation	1.0%
Utilities	1.0%
Finance	1.0%
Media	0.8%
Pharmaceuticals	0.8%
Insurance	0.6%
Automotive	0.6%
Electronics/Electric	0.5%
Energy	0.5%
Consumer Products	0.5%
Financial Intermediaries	0.5%
Real Estate	0.5%
Pulp & Paper	0.4%
Food Products	0.4%
Health Care Providers & Services	0.4%
Food/Drug Retailers	0.4%
Retailers (other than Food/Drug)	0.4%
Aerospace & Defense	0.3%
Chemicals/Plastics	0.3%
Containers and Glass Products	0.3%
Hotels/Motels/Inns and Casinos	0.3%
Business Equipment and Services	0.2%
Conglomerates	0.2%
Leisure	0.2%
Building and Development (including Steel/Metals)	0.2%
Mining	0.2%
Cosmetics/Toiletries	0.1%
Commercial Services	0.1%
Beverage and Tobacco	0.1%
Environmental Control	0.1%
Specialty Retail	0.1%
Semiconductors & Semiconductor Equipment	0.1%
Industrial Equipment	0.1%
Construction	0.1%
Municipal Bonds	0.0%	~
Other Assets and Liabilities	0.4%

	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	88.9%
Mexico	1.4%
Chile	0.9%
India	0.8%
United Kingdom	0.7%
Brazil	0.7%
Canada	0.6%
China	0.5%
Australia	0.5%
Dominican Republic	0.4%
Panama	0.4%
Malaysia	0.4%
Argentina	0.3%
Peru	0.3%
Indonesia	0.3%
Israel	0.3%
Singapore	0.2%
Guatemala	0.2%
Philippines	0.2%
Hong Kong	0.2%
Japan	0.2%
Costa Rica	0.2%
South Korea	0.2%
Qatar	0.2%
Ireland	0.1%
France	0.1%
Colombia	0.1%
Jamaica	0.1%
Netherlands	0.1%
Trinidad & Tobago	0.1%
Luxembourg	0.0%	~
Poland	0.0%	~
Other Assets and Liabilities	0.4%

	100.0%

~	Represents less than 0.05% of net assets

DoubleLine Emerging Markets Fixed Income Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 65.4%
Argentina - 1.0%
800,000	Aeropuerto Argentina S.A.	6.88%	^	02/01/2027	830,320
500,000	Banco Macro S.A.	6.75%	#^	11/04/2026	522,500
2,900,000	Banco Macro S.A.	6.75%	#	11/04/2026	3,030,500
6,200,000	Pampa Energia S.A.	7.50%	^	01/24/2027	6,480,116

					10,863,436

Brazil - 6.3%
2,700,000	Banco do Brasil S.A.	9.00%	#^†	06/18/2024	2,747,250
1,000,000	BR Malls International Finance Ltd.	8.50%	†	07/21/2017	1,004,000
4,500,000	CIMPOR Financial Operations B.V.	5.75%	^	07/17/2024	3,834,225
2,200,000	CIMPOR Financial Operations B.V.	5.75%		07/17/2024	1,874,510
7,631,000	Cosan Overseas Ltd.	8.25%	†	08/05/2017	7,673,734
10,500,000	Globo Comunicacao e Participacoes S.A.	5.13%	^	03/31/2027	10,473,750
4,000,000	Magnesita Finance Ltd.	8.63%	†	07/31/2017	4,020,400
3,500,000	MARB BondCo PLC	7.00%	^	03/15/2024	3,390,625
3,000,000	Marfrig Holdings Europe B.V.	8.00%	^	06/08/2023	3,053,100
6,900,000	Minerva Luxembourg S.A.	8.75%	#^†	04/03/2019	7,193,250
700,000	Minerva Luxembourg S.A.	8.75%	#†	04/03/2019	729,750
11,000,000	OAS Financial Ltd.	8.88%	#^†Ω	04/25/2018	605,000
4,900,000	Odebrecht Finance Ltd.	7.13%		06/26/2042	1,996,750
3,500,000	Odebrecht Finance Ltd.	7.50%	†	07/31/2017	1,603,350
2,800,000	Petrobras Global Finance B.V.	7.38%		01/17/2027	2,969,400
17,000,000	Petrobras Global Finance B.V.	7.25%		03/17/2044	16,779,000

					69,948,094

Chile - 8.9%
2,000,000	AES Gener S.A.	5.00%		07/14/2025	2,058,673
2,900,000	Cencosud S.A.	5.15%		02/12/2025	3,115,452
2,000,000	Colbun S.A.	6.00%		01/21/2020	2,175,048
8,200,000	CorpGroup Banking S.A.	6.75%	^	03/15/2023	8,218,286
2,100,000	Empresa Electrica Guacolda S.A.	4.56%	^	04/30/2025	2,048,411
2,835,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	2,765,355
4,750,000	Empresa Nacional de Telecomunicaciones S.A.	4.88%		10/30/2024	4,957,767
3,671,000	Engie Energia Chile S.A.	4.50%		01/29/2025	3,843,263
8,046,000	ENTEL Chile S.A.	4.75%		08/01/2026	8,305,690
13,386,222	Guanay Finance Ltd.	6.00%		12/15/2020	13,781,115
23,700,000	Inversiones CMPC S.A.	4.38%	^	04/04/2027	24,147,650
21,700,000	SURA Asset Management S.A.	4.38%	^	04/11/2027	21,971,250
1,504,000	Transelec S.A.	3.88%		01/12/2029	1,488,960

					98,876,920

China - 6.5%
2,000,000	CNOOC Finance Ltd.	4.25%		01/26/2021	2,105,394
4,000,000	CNOOC Finance Ltd.	3.88%		05/02/2022	4,159,808
20,900,000	CNOOC Finance Ltd.	3.50%		05/05/2025	20,939,940
7,400,000	CNPC General Capital Ltd.	3.40%		04/16/2023	7,560,292
11,212,000	CNPC Overseas Capital Ltd.	4.50%		04/28/2021	11,947,403
4,000,000	Sinopec Group Overseas Development Ltd.	2.75%		05/03/2021	4,011,608
20,000,000	Sinopec Group Overseas Development Ltd.	2.75%		09/29/2026	18,724,340
2,800,000	Sinopec Group Overseas Development Ltd.	3.63%	^	04/12/2027	2,810,273

					72,259,058

Colombia - 1.3%
5,100,000	Avianca Holdings S.A.	8.38%	^	05/10/2020	5,112,750
5,700,000	Avianca Holdings S.A.	8.38%		05/10/2020	5,714,250
3,100,000	Banco GNB Sudameris S.A.	6.50%	#^	04/03/2027	3,208,500

					14,035,500

Costa Rica - 1.1%
10,000,000	Banco Nacional de Costa Rica	5.88%	^	04/25/2021	10,513,000
1,400,000	Banco Nacional de Costa Rica	5.88%		04/25/2021	1,471,820

					11,984,820

Dominican Republic - 1.6%
7,500,000	AES Andres B.V.	7.95%	^	05/11/2026	8,163,600
1,800,000	Banco de Reservas de la Republica Dominicana	7.00%	^	02/01/2023	1,889,262
7,098,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	7,449,990

					17,502,852

Guatemala - 1.2%
2,500,000	Bantrab Senior Trust	9.00%		11/14/2020	2,447,344
1,800,000	Guatemala Energuate Trust	5.88%	^	05/03/2027	1,860,750
5,900,000	Industrial Senior Trust	5.50%	^	11/01/2022	6,062,250
3,400,000	Industrial Senior Trust	5.50%		11/01/2022	3,493,500

					13,863,844

Hong Kong - 2.5%
20,300,000	CK Hutchison International Ltd.	3.50%	^	04/05/2027	20,418,128
7,000,000	Hutchison Whampoa International Ltd.	3.25%		11/08/2022	7,165,715

					27,583,843

India - 9.1%
1,753,000	Bharat Petroleum Corporation Ltd.	4.63%		10/25/2022	1,878,480
10,000,000	Bharti Airtel Ltd.	4.38%		06/10/2025	10,017,370
19,195,000	BPRL International Singapore Pte Ltd.	4.38%		01/18/2027	19,948,653
8,000,000	Export-Import Bank of India	4.00%		01/14/2023	8,330,664
5,967,000	Indian Oil Corporation, Ltd.	5.75%		08/01/2023	6,723,174
1,000,000	Indian Oil Corporation, Ltd.	5.63%		08/02/2021	1,101,405
25,000,000	ONGC Videsh Ltd.	3.75%		07/27/2026	24,734,125
3,500,000	Reliance Holdings, Inc.	4.50%		10/19/2020	3,690,638
12,700,000	Reliance Holdings, Inc.	5.40%		02/14/2022	13,924,077
9,400,000	Reliance Holdings, Inc.	4.13%		01/28/2025	9,741,945
500,000	Reliance Industries Ltd.	8.25%		01/15/2027	647,689

					100,738,220

Indonesia - 0.6%
6,000,000	Pertamina Persero	5.63%		05/20/2043	6,222,492

					6,222,492

Israel - 1.5%
1,000,000	Delek & Avner Tamar Bond Ltd.	5.08%	^	12/30/2023	1,036,250
4,000,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	4,155,000
10,960,000	Israel Electric Corporation Ltd.	5.00%	^	11/12/2024	11,803,920

					16,995,170

Jamaica - 1.5%
7,500,000	Digicel Ltd.	7.13%	^	04/01/2022	6,572,250
12,000,000	Digicel Ltd.	7.13%		04/01/2022	10,515,600

					17,087,850

Malaysia - 3.8%
6,550,000	Axiata SPV2 BHD	3.47%		11/19/2020	6,703,716
19,400,000	Gohl Capital Ltd.	4.25%		01/24/2027	20,133,630
15,400,000	Petronas Capital Ltd.	3.50%		03/18/2025	15,971,032

					42,808,378

Mexico - 9.6%
18,000,000	Banco Inbursa SA Institucion de Banca	4.38%	^	04/11/2027	18,048,600
1,000,000	Banco Mercantil del Norte S.A.	5.75%	#^	10/04/2031	1,000,500
6,400,000	Banco Mercantil del Norte S.A.	5.75%	#	10/04/2031	6,403,200
6,850,000	Banco Santander	5.95%	#	01/30/2024	7,166,812
1,600,000	BBVA Bancomer S.A.	5.35%	#^	11/12/2029	1,624,000
6,850,000	BBVA Bancomer S.A.	5.35%	#	11/12/2029	6,952,750
9,900,000	Comision Federal de Electricidad	4.75%		02/23/2027	10,209,375
2,100,000	Comision Federal de Electricidad	6.13%		06/16/2045	2,249,625
9,600,000	Credito Real S.A.B. de C.V.	7.25%	^	07/20/2023	10,104,000
1,000,000	El Puerto de Liverpool S.A.B. de C.V.	3.88%		10/06/2026	985,000
8,500,000	Grupo Idesa S.A. de C.V.	7.88%	^	12/18/2020	7,735,000
7,104,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	6,464,640
1,500,000	Grupo Posadas S.A.B. de C.V.	7.88%	^	06/30/2022	1,556,250
1,700,000	Grupo Televisa S.A.B.	4.63%		01/30/2026	1,793,436
3,900,000	Grupo Televisa S.A.B.	6.13%		01/31/2046	4,363,625
4,306,000	Sigma Alimentos S.A. de C.V.	4.13%		05/02/2026	4,385,661
2,000,000	Sixsigma Networks Mexico S.A. de C.V.	8.25%	^	11/07/2021	2,017,500
6,834,000	TV Azteca S.A.B. de C.V.	7.50%		05/25/2018	6,834,000
7,200,000	TV Azteca S.A.B. de C.V.	7.63%		09/18/2020	7,300,800

					107,194,774

Panama - 1.0%
1,193,000	Autoridad del Canal de Panama	4.95%		07/29/2035	1,306,335
7,757,010	ENA Norte Trust	4.95%		04/25/2023	7,992,047
1,500,000	Global Bank Corporation	4.50%	^	10/20/2021	1,539,000

					10,837,382

Paraguay - 0.0%
400,000	Telefonica Celular del Paraguay S.A.	6.75%	^	12/13/2022	419,756

					419,756

Peru - 4.0%
3,900,000	Ajecorp B.V.	6.50%		05/14/2022	3,393,000
190,000	Banco International del Peru S.A.A.	6.63%	#	03/19/2029	210,663
2,100,000	Banco International del Peru S.A.A.	8.50%	#	04/23/2070	2,312,625
4,290,000	Camposol S.A.	10.50%	^	07/15/2021	4,651,432
3,601,000	Financiera de Desarrollo S.A.	4.75%		07/15/2025	3,866,574
2,000,000	Fondo Mivivienda S.A.	3.50%	^	01/31/2023	2,029,000
4,400,000	Fondo Mivivienda S.A.	3.50%		01/31/2023	4,463,800
4,100,000	Pesquera Exalmar S.A.A.	7.38%	^	01/31/2020	3,741,250
2,730,000	Pesquera Exalmar S.A.A.	7.38%		01/31/2020	2,491,125
16,488,000	Transportadora de Gas del Peru S.A.	4.25%		04/30/2028	17,188,740

					44,348,209

Qatar - 1.3%
15,138,000	Ooredoo International Finance Ltd.	3.88%		01/31/2028	15,004,695

					15,004,695

Singapore - 2.2%
7,000,000	DBS Group Holdings Ltd.	3.60%	#†	12/29/2049	7,004,697
700,000	Oversea-Chinese Banking Corporation	4.00%	#	10/15/2024	719,053
9,750,000	Temasek Financial Ltd.	2.38%		01/23/2023	9,659,888
7,000,000	United Overseas Bank Ltd.	3.50%	#	09/16/2026	7,144,564

					24,528,202

South Korea - 0.2%
200,000	Korea Development Bank	3.00%		01/13/2026	198,893
2,900,000	Korea Development Bank	2.00%		09/12/2026	2,654,255

					2,853,148

Trinidad & Tobago - 0.2%
1,800,000	National Gas Company of Trinidad and Tobago Ltd.	6.05%		01/15/2036	1,863,000

					1,863,000

Total Foreign Corporate Bonds (Cost $733,305,500)					727,819,643

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 32.2%
Argentina - 3.0%
24,100,000	Argentine Republic Government International Bond	6.88%		01/26/2027	24,979,650
8,400,000	Provincia de Buenos Aires	7.88%	^	06/15/2027	8,717,520

					33,697,170

Brazil - 1.7%
20,000,000	Brazilian Government International Bond	5.63%		01/07/2041	19,300,000

					19,300,000

Chile - 3.2%
9,400,000	Chile Government International Bond	3.13%		03/27/2025	9,620,900
21,900,000	Chile Government International Bond	3.13%		01/21/2026	22,389,465
4,000,000	Chile Government International Bond	3.86%		06/21/2047	4,017,500

					36,027,865

Costa Rica - 1.7%
15,808,000	Costa Rica Government International Bond	10.00%		08/01/2020	18,534,880

					18,534,880

Dominican Republic - 3.4%
4,550,000	Dominican Republic International Bond	5.50%		01/27/2025	4,720,625
18,300,000	Dominican Republic International Bond	5.95%	^	01/25/2027	19,169,250
12,400,000	Dominican Republic International Bond	6.85%		01/27/2045	13,268,000

					37,157,875

Guatemala - 1.4%
10,200,000	Guatemala Government Bond	4.50%		05/03/2026	10,320,768
4,585,000	Guatemala Government Bond	4.88%		02/13/2028	4,734,012

					15,054,780

Indonesia - 3.1%
5,500,000	Indonesia Government International Bond	4.35%	^	01/08/2027	5,742,385
19,800,000	Perusahaan Penerbit	4.15%	^	03/29/2027	20,121,750
7,900,000	Perusahaan Penerbit	4.15%		03/29/2027	8,028,375

					33,892,510

Israel - 0.9%
4,100,000	Israel Government International Bond	3.15%		06/30/2023	4,227,912
5,600,000	Israel Government International Bond	2.88%		03/16/2026	5,590,245

					9,818,157

Malaysia - 0.8%
9,300,000	Malaysia Sovereign Sukuk BHD	3.04%		04/22/2025	9,308,370

					9,308,370

Mexico - 3.9%
13,000,000	Mexico Government International Bond	4.13%		01/21/2026	13,546,000
15,000,000	Mexico Government International Bond	4.15%		03/28/2027	15,551,250
14,500,000	Mexico Government International Bond	4.75%		03/08/2044	14,550,750

					43,648,000

Panama - 3.9%
25,200,000	Panama Government International Bond	3.88%		03/17/2028	25,893,000
13,500,000	Panama Government International Bond	4.50%		05/15/2047	13,685,625
4,000,000	Panama Government International Bond	4.30%		04/29/2053	3,940,000

					43,518,625

Philippines - 2.7%
14,500,000	Philippine Government International Bond	3.70%		02/02/2042	14,649,335
14,400,000	Philippine Government International Bond	4.20%		01/21/2024	15,802,474

					30,451,809

Poland - 0.2%
2,000,000	Republic of Poland Government International Bond	5.13%		04/21/2021	2,205,646

					2,205,646

Qatar - 0.5%
6,000,000	Qatar Government International Bond	2.38%		06/02/2021	5,863,452

					5,863,452

South Korea - 1.8%
20,000,000	Korea International Bond	2.75%		01/19/2027	19,657,900

					19,657,900

Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $351,046,151)					358,137,039

Exchange Traded Funds and Common Stocks - 0.3%
114,249	Frontera Energy Corporation *				3,017,447

Total Exchange Traded Funds and Common Stocks (Cost $20,010,064)					3,017,447

Short Term Investments - 0.5%
1,744,644	BlackRock Liquidity Funds FedFund - Institutional Shares	0.86%	♦		1,744,644
1,744,644	Fidelity Institutional Money Market Government Portfolio - Class I	0.81%	♦		1,744,644
1,744,644	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.84%	♦		1,744,644

Total Short Term Investments (Cost $5,233,932)					5,233,932

Total Investments - 98.4% (Cost $1,109,595,647)					1,094,208,061
Other Assets in Excess of Liabilities - 1.6%					17,901,496

NET ASSETS - 100.0%					$1,112,109,557

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2017, the value of these securities amounted to $287,338,859 or 25.8% of net assets.
#	Variable rate security. Rate disclosed as of June 30, 2017.
†	Perpetual Maturity
♦	Seven-day yield as of June 30, 2017
Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
*	Non-income producing security

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows+:

Tax Cost of Investments	$1,110,945,586

Gross Tax Unrealized Appreciation	21,678,057
Gross Tax Unrealized Depreciation	(38,415,582)

Net Tax Unrealized Appreciation (Depreciation)	$(16,737,525)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

INVESTMENT BREAKDOWN as a % of Net Assets:

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	32.2%
Oil & Gas	19.2%
Banking	11.2%
Telecommunications	5.5%
Transportation	4.7%
Finance	4.5%
Utilities	4.3%
Consumer Products	3.3%
Media	2.8%
Conglomerates	2.5%
Pulp & Paper	2.2%
Hotels/Motels/Inns and Casinos	1.9%
Chemicals/Plastics	1.3%
Building and Development (including Steel/Metals)	0.9%
Short Term Investments	0.5%
Construction	0.4%
Retailers (other than Food/Drug)	0.4%
Beverage and Tobacco	0.3%
Technology	0.2%
Real Estate	0.1%
Other Assets and Liabilities	1.6%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

Mexico	13.5%
Chile	12.1%
India	9.1%
Brazil	8.0%
China	6.5%
Dominican Republic	5.0%
Panama	4.9%
Malaysia	4.6%
Argentina	4.0%
Peru	4.0%
Indonesia	3.7%
Costa Rica	2.8%
Philippines	2.7%
Guatemala	2.6%
Hong Kong	2.5%
Israel	2.4%
Singapore	2.2%
South Korea	2.0%
Qatar	1.8%
Colombia	1.6%
Jamaica	1.5%
United States	0.5%
Poland	0.2%
Trinidad & Tobago	0.2%
Paraguay	0.0%	~
Other Assets and Liabilities	1.6%

	100.0%

~	Represents less than 0.05% of net assets

DoubleLine Multi-Asset Growth Fund (Consolidated)

Schedule of Investments

June 30, 2017 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 9.2%
752,856	AmeriCredit Automobile Receivables Trust, Series 2017-2-A1	1.20%		05/18/2018	752,846
745,536	Arcadia Receivables Credit Trust, Series 2017-1-A	3.25%	^	06/15/2023	748,516
24,809	AVANT Loans Funding Trust, Series 2015-A-A	4.00%	^	08/16/2021	24,856
812,859	AVANT Loans Funding Trust, Series 2015-A-B	6.00%	^	08/16/2021	821,554
486,919	BMW Vehicle Lease Trust, Series 2017-1-A1	1.00%		03/20/2018	486,928
433,977	Citi Held For Asset Issuance, Series 2015-PM1-B	2.93%	^	12/15/2021	434,261
500,000	Citi Held For Asset Issuance, Series 2015-PM1-C	5.01%	^	12/15/2021	505,249
3,000,000	Drive Auto Receivables Trust, Series 2017-1-A1	1.35%		07/16/2018	3,000,237
3,000,000	Ford Credit Auto Owner Trust, Series 2017-BA-1	1.30%		07/15/2018	3,000,263
2,000,000	GM Financial Automobile Leasing Trust, Series 2017-2A-1	1.25%		06/20/2018	2,000,055
276,184	LendingClub Issuance Trust, Series 2016-NP2-A	3.00%	^	01/17/2023	277,101
134,333	MarketPlace Loan Trust, Series 2015-CB1-A	4.00%	^	07/15/2021	134,206
1,000,000	Marlette Funding Trust, Series 2017-2A-A	2.39%	^	07/15/2024	1,002,468
1,629,571	Santander Drive Auto Receivables Trust, Series 2017-2-A1	1.30%		06/15/2018	1,629,388
970,207	SoFi Consumer Loan Program, Series 2017-3-A	2.77%	^	05/25/2026	975,639
872,379	SoFi Consumer Loan Program Trust, Series 2017-2-A	3.28%	^	02/25/2026	884,025
421,584	Westlake Automobile Receivables Trust, Series 2017-1A-A1	1.10%	^	03/15/2018	421,589

Total Asset Backed Obligations (Cost $17,060,024)					17,099,181

Collateralized Loan Obligations - 2.9%
1,000,000	AIMCO, Series 2014-AA-AR	2.18%	#^	07/20/2026	1,000,364
1,000,000	Atrium Corporation, Series 10A-AR	2.04%	#^	07/16/2025	1,001,652
1,000,000	Brookside Mill Ltd., Series 2013-1A-E	5.56%	#^	04/17/2025	927,538
1,000,000	Brookside Mill Ltd., Series 2013-1A-SUB	0.00%	#^@	04/17/2025	403,272
1,000,000	Cent Ltd., Series 2013-18A-E	5.75%	#^	07/23/2025	967,166
1,000,000	Cent Ltd., Series 2013-18A-SUB	0.00%	#^@	07/23/2025	528,861
500,000	MP Ltd., Series 2014-1A-AR	2.41%	#^	07/18/2026	501,130

Total Collateralized Loan Obligations (Cost $6,158,369)					5,329,983

Municipal Bonds - 0.8%
2,500,000	Commonwealth of Puerto Rico General Obligation	8.00%	Ω	07/01/2035	1,525,000

Total Municipal Bonds (Cost $2,249,008)					1,525,000

Non-Agency Residential Collateralized Mortgage Obligations - 5.6%
216,701	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	3.76%	#	03/25/2036	175,459
425,998	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.00%	#	10/25/2036	261,502
39,508	BCAP LLC Trust, Series 2007-AA2-2A5	6.00%		04/25/2037	34,762
2,876,281	BCAP LLC Trust, Series 2009-RR4-1A2	3.63%	#^	06/26/2037	1,379,923
236,802	ChaseFlex Trust, Series 2007-M1-2F4	4.33%	#	08/25/2037	221,939
910,000	CIM Trust, Series 2017-3RR-B2	16.78%	#^	01/27/2057	1,010,329
16,609	Citicorp Mortgage Securities, Inc., Series 2007-2-3A1	5.50%		02/25/2037	16,619
158,814	Citigroup Mortgage Loan Trust, Inc., Series 2009-7-2A2	5.50%	^	10/25/2021	163,142
247,160	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A11	6.00%		06/25/2037	228,404
92,769	Countrywide Alternative Loan Trust, Series 2006-32CB-A16	5.50%		11/25/2036	81,425
738,839	Countrywide Alternative Loan Trust, Series 2006-J1-2A1	7.00%		02/25/2036	301,419
20,503	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10	24.31%	#I/F	08/25/2037	31,365
13,636	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2	23.54%	#I/F	09/25/2037	18,177
204,917	Countrywide Home Loans, Series 2007-10-A5	6.00%		07/25/2037	177,377
11,260	Countrywide Home Loans, Series 2007-4-1A5	6.50%		05/25/2037	9,773
128,810	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	117,418
41,685	Credit Suisse Mortgage Capital Certificates, Series 2006-9-4A1	6.00%		11/25/2036	34,926
233,732	Credit Suisse Mortgage Capital Certificates, Series 2010-7R-4A17	6.00%	#^	04/26/2037	237,172
124,298	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1	10.50%	#^I/F	04/15/2036	134,834
290,509	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4	10.50%	#^I/F	04/15/2036	308,404
51,951	First Horizon Alternative Mortgage Securities, Series 2007-FA2-1A3	6.00%		04/25/2037	40,501
1,443,624	GreenPoint Mortgage Funding Trust, Series 2005-AR3-2A1	1.48%	#	08/25/2045	967,756
1,000,000	GSAA Home Equity Trust, Series 2006-15-AF3B	5.93%	#	09/25/2036	162,701
107,692	GSR Mortgage Loan Trust, Series 2006-2F-2A20	10.05%	#I/F	02/25/2036	110,322
30,921	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	30,137
450,008	JP Morgan Alternative Loan Trust, Series 2006-S1-1A3	5.50%		03/25/2036	395,416
154,691	JP Morgan Mortgage Acquisition Corporation, Series 2006-CH2-AF3	5.46%	#	10/25/2036	119,675
79,584	Lehman Mortgage Trust, Series 2006-4-1A3	4.18%	#I/FI/O	08/25/2036	13,815
4,974	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	4,842
42,383	Lehman Mortgage Trust, Series 2007-5-11A1	5.30%	#	06/25/2037	33,735
190,792	Lehman XS Trust, Series 2005-1-3A3A	5.11%	#	07/25/2035	178,770
295,318	MASTR Resecuritization Trust, Series 2008-4-A1	6.00%	#^	06/27/2036	267,503
1,739,181	Morgan Stanley Mortgage Loan Trust, Series 2006-8AR-1A4	1.47%	#	06/25/2036	902,880
289,615	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	247,388
218,209	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	194,813
3,690	Residential Accredit Loans, Inc., Series 2006-QS13-1A8	6.00%		09/25/2036	3,260
218,177	Residential Accredit Loans, Inc., Series 2006-QS2-1A4	5.50%		02/25/2036	192,475
44,774	Residential Accredit Loans, Inc., Series 2006-QS7-A4	1.62%	#	06/25/2036	32,672
134,323	Residential Accredit Loans, Inc., Series 2006-QS7-A5	4.38%	#I/FI/O	06/25/2036	21,165
79,784	Residential Accredit Loans, Inc., Series 2006-QS8-A4	1.67%	#	08/25/2036	55,608
239,351	Residential Accredit Loans, Inc., Series 2006-QS8-A5	4.33%	#I/FI/O	08/25/2036	36,159
269,611	Residential Asset Mortgage Products, Inc., Series 2004-RS2-MII1	2.09%	#	02/25/2034	265,521
21,489	Residential Asset Securitization Trust, Series 2005-A12-A12	5.50%		11/25/2035	20,373
528,997	Residential Asset Securitization Trust, Series 2006-A16-1A3	6.00%		02/25/2037	414,039
426,566	Residential Asset Securitization Trust, Series 2007-A1-A8	6.00%		03/25/2037	285,956
338,337	Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	300,043
287,343	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A6	4.54%	#	10/25/2036	191,422

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $10,642,748)					10,433,316

US Government / Agency Mortgage Backed Obligations - 3.3%
60,787	Federal Home Loan Mortgage Corporation, Series 3261-SA	5.27%	#I/FI/O	01/15/2037	11,268
28,751	Federal Home Loan Mortgage Corporation, Series 3317-DS	12.10%	#I/F	05/15/2037	36,498
125,477	Federal Home Loan Mortgage Corporation, Series 3355-BI	4.89%	#I/FI/O	08/15/2037	18,997
98,664	Federal Home Loan Mortgage Corporation, Series 3384-S	5.23%	#I/FI/O	11/15/2037	12,782
155,745	Federal Home Loan Mortgage Corporation, Series 3384-SG	5.15%	#I/FI/O	08/15/2036	21,479
101,497	Federal Home Loan Mortgage Corporation, Series 3417-SX	5.02%	#I/FI/O	02/15/2038	14,832
119,888	Federal Home Loan Mortgage Corporation, Series 3423-GS	4.49%	#I/FI/O	03/15/2038	14,066
1,172,342	Federal Home Loan Mortgage Corporation, Series 3423-TG	0.35%	#I/FI/O	03/15/2038	11,871
140,073	Federal Home Loan Mortgage Corporation, Series 3500-SA	4.36%	#I/FI/O	01/15/2039	14,809
252,014	Federal Home Loan Mortgage Corporation, Series 3523-SM	4.84%	#I/FI/O	04/15/2039	38,911
36,123	Federal Home Loan Mortgage Corporation, Series 3562-WS	3.79%	#I/FI/O	08/15/2039	3,259
235,840	Federal Home Loan Mortgage Corporation, Series 3728-SV	3.29%	#I/FI/O	09/15/2040	19,654
196,639	Federal Home Loan Mortgage Corporation, Series 3758-S	4.87%	#I/FI/O	11/15/2040	35,194
79,946	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	84,022
241,969	Federal Home Loan Mortgage Corporation, Series 3815-ST	4.69%	#I/FI/O	02/15/2041	33,494
87,641	Federal Home Loan Mortgage Corporation, Series 3900-SB	4.81%	#I/FI/O	07/15/2041	11,207
438,325	Federal Home Loan Mortgage Corporation, Series 3923-CZ	5.00%		09/15/2041	513,182
567,902	Federal Home Loan Mortgage Corporation, Series 4183-Z	3.00%		03/15/2043	540,780
109,911	Federal National Mortgage Association, Series 2006-101-SA	5.36%	#I/FI/O	10/25/2036	18,175
57,208	Federal National Mortgage Association, Series 2006-123-LI	5.10%	#I/FI/O	01/25/2037	10,160
399,238	Federal National Mortgage Association, Series 2007-39-AI	4.90%	#I/FI/O	05/25/2037	68,550
181,322	Federal National Mortgage Association, Series 2007-57-SX	5.40%	#I/FI/O	10/25/2036	33,147
11,933	Federal National Mortgage Association, Series 2009-49-S	5.53%	#I/FI/O	07/25/2039	2,179
260,739	Federal National Mortgage Association, Series 2009-86-CI	4.58%	#I/FI/O	09/25/2036	31,278
85,313	Federal National Mortgage Association, Series 2009-90-IA	4.53%	#I/FI/O	03/25/2037	12,052
83,066	Federal National Mortgage Association, Series 2009-90-IB	4.50%	#I/FI/O	04/25/2037	7,513
297,654	Federal National Mortgage Association, Series 2010-39-SL	4.45%	#I/FI/O	05/25/2040	39,869
134,931	Federal National Mortgage Association, Series 2011-5-PS	5.18%	#I/FI/O	11/25/2040	18,039
368,741	Federal National Mortgage Association, Series 2012-30-DZ	4.00%		04/25/2042	394,203
1,130,146	Federal National Mortgage Association, Series 2013-53-ZC	3.00%		06/25/2043	1,090,930
687,773	Federal National Mortgage Association, Series 2013-55-KS	4.18%	#I/F	06/25/2043	609,770
1,055,424	Federal National Mortgage Association, Series 2013-55-VZ	3.00%		06/25/2043	1,010,555
542,483	Federal National Mortgage Association, Series 2015-09-ZA	3.50%		03/25/2045	547,056
29,504	Government National Mortgage Association, Series 2009-6-SM	4.74%	#I/FI/O	02/20/2038	4,938
472,299	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	499,409
250,000	Government National Mortgage Association, Series 2011-7-LS	7.46%	#I/F	12/20/2040	267,637

Total US Government / Agency Mortgage Backed Obligations (Cost $5,878,680)					6,101,765

Real Estate Investment Trusts - 4.5%
460,000	Annaly Capital Management, Inc.				5,543,000
148,747	Chimera Investment Corporation				2,771,157

Total Real Estate Investment Trusts (Cost $7,037,173)					8,314,157

Exchange Traded Funds and Common Stocks - 20.4%
17,000	Avis Budget Group, Inc. *				463,590
43,000	Hertz Global Holdings, Inc. *				494,500
171,500	iShares Core MSCI Emerging Markets ETF				8,581,860
101,500	iShares MSCI Australia Index ETF				2,200,520
296,000	iShares MSCI France ETF				8,512,960
55,000	iShares MSCI Hong Kong Index ETF				1,288,650
30,000	iShares MSCI Italy Capped ETF				834,000
19,375	iShares MSCI Singapore Capped ETF				457,637
41,000	iShares MSCI Spain Capped ETF				1,346,440
18,000	iShares MSCI Sweden Capped ETF				610,560
42,500	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.				337,025
217,000	SPDR EURO STOXX 50 ETF				8,347,990
37,500	Templeton Emerging Markets Income Fund				420,750
143,000	VanEck Vectors Gold Miners ETF				3,157,440
51,343	Western Asset Emerging Markets Debt Fund, Inc.				799,411

Total Exchange Traded Funds and Common Stocks (Cost $36,911,863)					37,853,333

Affiliated Mutual Funds - 29.3%
742,939	DoubleLine Core Fixed Income Fund (Class I)				8,142,615
275,176	DoubleLine Flexible Income Fund (Class I)				2,718,740
815,030	DoubleLine Low Duration Bond Fund (Class I)				8,199,206
3,291,682	DoubleLine Total Return Bond Fund (Class I)				35,155,161

Total Affiliated Mutual Funds (Cost $55,747,852)					54,215,722

Short Term Investments - 22.3%
11,770,528	BlackRock Liquidity Funds FedFund - Institutional Shares	0.86%	◆		11,770,528
1,592,125	Dreyfus Government Cash Management - Institutional Shares	0.91%	◆		1,592,125
10,178,404	Fidelity Institutional Money Market Government Portfolio - Class I	0.81%	◆		10,178,404
11,770,528	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.84%	◆‡		11,770,528
6,000,000	United States Treasury Bills	0.00%		08/31/2017	5,990,976

Total Short Term Investments (Cost $41,301,723)					41,302,561

Total Investments - 98.3% (Cost $182,987,440)					182,175,018
Other Assets in Excess of Liabilities - 1.7%					3,191,031

NET ASSETS - 100.0%					$185,366,049

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2017, the value of these securities amounted to $15,060,754 or 8.1% of net assets.
#	Variable rate security. Rate disclosed as of June 30, 2017.
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates
I/O	Interest only security
*	Non-income producing security
◆	Seven-day yield as of June 30, 2017
@	Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of June 30, 2017.
Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
‡	All or a portion of security has been pledged as collateral in connection with swaps.

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows+:

Tax Cost of Investments	$185,786,973

Gross Tax Unrealized Appreciation	5,896,977
Gross Tax Unrealized Depreciation	(9,508,932)

Net Tax Unrealized Appreciation (Depreciation)	$(3,611,955)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Affiliated Mutual Funds	29.3%
Short Term Investments	22.3%
Exchange Traded Funds and Common Stocks	20.4%
Asset Backed Obligations	9.2%
Non-Agency Residential Collateralized Mortgage Obligations	5.6%
Real Estate Investment Trusts	4.5%
US Government / Agency Mortgage Backed Obligations	3.3%
Collateralized Loan Obligations	2.9%
Municipal Bonds	0.8%
Other Assets and Liabilities	1.7%

100.0%

Futures Contracts - Long
Contracts	Security Description			Expiration Month/Year	Unrealized Appreciation (Depreciation)
33	CME Ultra Long Term US Treasury Bond Future			09/2017	$82,431
100	mini MSCI Emerging Markets Index Future			09/2017	68,641
74	Nikkei-225 Future			09/2017	51,515
101	E-mini S&P 500 Future			09/2017	(8,681)
37	Ultra 10-Year US Treasury Note Future			09/2017	(13,248)
29	Gold Future			08/2017	(66,330)
59	FTSE 100 Index Future			09/2017	(70,795)
211	Euro STOXX 50 Future			09/2017	(145,003)

					$(101,470)

Futures Contracts - Short
Contracts	Security Description			Expiration Month/Year	Unrealized Appreciation (Depreciation)
75	Euro-OAT Future			09/2017	$127,516
128	5-Year US Treasury Note Futures			09/2017	34,734
66	Euro-BUND Future			09/2017	26,278

					$188,528

Total Return Swaps - Long
Reference Entity	Counterparty	Financing Rate	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation)
S&P GSCI Unleaded Gasoline Official Close Index	Morgan Stanley	0.20%	575,000	07/06/2017	$14,287
S&P GSCI Cotton Official Close Index	Morgan Stanley	0.25%	575,000	07/06/2017	11,545
S&P GSCI Nickel Official Close Index	Morgan Stanley	0.25%	575,000	07/06/2017	6,170
S&P GSCI Zinc Official Close Index	Morgan Stanley	0.25%	575,000	07/06/2017	52
S&P GSCI Copper Official Close Index	Morgan Stanley	0.25%	575,000	07/06/2017	(218)
S&P GSCI Natural Gas Official Close Index	Morgan Stanley	0.15%	575,000	07/06/2017	(1,323)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	35,000,000	05/31/2018	360,624

					$391,137

Total Return Swaps - Short
Reference Entity	Counterparty	Financing Rate	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation)
S&P GSCI Coffee Official Close Index	Morgan Stanley	0.20%	575,000	07/06/2017	$2,958
S&P GSCI Corn Official Close Index	Morgan Stanley	0.25%	575,000	07/06/2017	(17,896)
S&P GSCI Cocoa Official Close Index	Morgan Stanley	0.25%	575,000	07/06/2017	(24,409)
S&P GSCI Sugar Official Close Index	Morgan Stanley	0.20%	575,000	07/06/2017	(13,204)
S&P GSCI Kansas Wheat Official Close Index	Morgan Stanley	0.25%	575,000	07/06/2017	(34,535)
S&P GSCI Kansas Wheat Official Close Index S&P GSCI Wheat Official Close Index	Morgan Stanley	0.25%	575,000	07/06/2017	(34,779)

					$(121,865)

¤	Shiller Barclays CAPE® US Sector ER II USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index of equity securities of companies in the relevant sector. At June 30, 2017, the four sector constituents with each index ticker indicated in parentheses and their weightings were as follows: Health Care Select Sector Index (IXVTR) 26.2%, Consumer Discretionary Select Sector Index (IXYTR) 24.8%, Consumer Staples Select Sector Index (IXRTR) 24.5%, Technology Select Sector Index (IXTTR) 24.5%.

Interest Rate Swaps
Fixed Rate	Reference Index	Floating Rate Paid or Received	Maturity Date	Notional Amount	Counterparty	Unrealized Appreciation (Depreciation)
1.96%	US CPI Urban Consumers NSA Index	Paid	05/08/2022	5,000,000	Barclays Capital, Inc.	$31,178

						$31,178

Forward Currency Exchange Contracts
Settlement Date	Currency to be Delivered		U.S. Value	Currency to be Received		U.S. Value	Counterparty	Unrealized Appreciation (Depreciation)
07/31/2017	5,204,968	United States Dollar	$5,204,968	4,017,903	British Pound	$5,238,679	BNP Paribas	$33,711
07/31/2017	7,512,809	United States Dollar	7,512,809	6,600,000	Euro	7,551,302	Morgan Stanley	38,493
07/31/2017	9,615,889	United States Dollar	9,615,889	8,450,000	Euro	9,667,954	Bank of America Merrill Lynch	52,066
08/04/2017	5,687,000,000	South Korean Won	4,967,954	5,000,879	United States Dollar	5,000,879	Bank of America Merrill Lynch	32,926
08/04/2017	4,200,000,000	South Korean Won	3,668,965	3,692,308	United States Dollar	3,692,308	Morgan Stanley	23,342
08/04/2017	5,000,540	United States Dollar	5,000,540	324,335,000	Indian Rupee	5,002,498	JP Morgan Securities LLC	1,959
08/04/2017	3,698,882	United States Dollar	3,698,882	241,500,000	Indian Rupee	3,724,863	Bank of America Merrill Lynch	25,981

			$39,670,006			$39,878,483		$208,478

DoubleLine Low Duration Bond Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 10.6%
10,701,689	Access Group, Inc., Series 2007-A-B	1.74%	#	02/25/2037	10,239,019
1,092,264	AMPLIT Trust, Series 2015-A-A	5.00%	^	09/15/2021	1,096,790
18,638,407	Arcadia Receivables Credit Trust, Series 2017-1-A	3.25%	^	06/15/2023	18,712,903
263,440	AVANT Loans Funding Trust, Series 2016-B-A	3.92%	^	08/15/2019	263,644
74,492	AVANT Loans Funding Trust, Series 2016-C-A	2.96%	^	09/16/2019	74,527
18,181,580	AVANT Loans Funding Trust, Series 2017-A-A	2.41%	^	03/15/2021	18,191,922
18,500,000	CLUB Credit Trust, Series 2017-NP1-A	2.39%	^	04/17/2023	18,552,633
18,260,706	Conn Funding LP, Series 2017-A-A	2.73%	^	07/15/2019	18,286,596
1,148,167	Consumer Installment Loan Trust, Series 2016-LD1-A	3.96%	^	07/15/2022	1,157,098
14,000,000	Credit Acceptance Auto Loan Trust, Series 2017-2A-A	2.55%	^	02/17/2026	14,007,769
1,678,125	Eagle Ltd., Series 2014-1A-A1	2.57%	^	12/15/2039	1,663,430
2,363,271	Eaglewood Consumer Loan Trust, Series 2014-1-A	3.50%	^¥	10/15/2019	2,359,570
11,919,597	Earnest Student Loan Program, Series 2016-A-A2	2.50%	^	04/25/2033	11,880,265
19,000,000	Earnest Student Loan Program, Series 2017-A-A2	2.65%	^	01/25/2041	18,975,127
6,000,000	Flagship Credit Auto Trust, Series 2016-3-B	2.43%	^	06/15/2021	5,994,658
12,750,000	Flagship Credit Auto Trust, Series 2016-4-B	2.41%	^	10/15/2021	12,718,083
15,000,000	Flagship Credit Auto Trust, Series 2017-1-B	2.83%	^	03/15/2023	15,085,583
9,000,000	GM Financial Automobile Leasing Trust, Series 2017-2A-1	1.25%		06/20/2018	9,000,248
12,908,476	Invitation Homes Trust, Series 2015-SFR3-A	2.51%	#^	08/17/2032	12,977,360
9,666,450	LendingClub Issuance Trust, Series 2016-NP2-A	3.00%	^	01/17/2023	9,698,514
17,750,000	Lendmark Funding Trust, Series 2016-2A-A	3.26%	^	04/21/2025	17,912,022
10,000,000	Mariner Finance Issuance Trust, Series 2017-AA-A	3.62%	^	02/20/2029	10,090,288
3,953,583	MarketPlace Loan Trust, Series 2015-AV2-A	4.00%	^	10/15/2021	3,981,119
25,500,000	Marlette Funding Trust, Series 2017-2A-A	2.39%	^	07/15/2024	25,562,929
672,198	OneMain Financial Issuance Trust, Series 2014-1A-A	2.43%	^	06/18/2024	672,477
10,000,000	OneMain Financial Issuance Trust, Series 2015-1A-A	3.19%	^	03/18/2026	10,112,249
10,000,000	Oportun Funding LLC, Series 2016-C-A	3.28%	^	11/08/2021	10,063,945
7,715,258	Progress Residential Trust, Series 2016-SFR1-A	2.71%	#^	09/17/2033	7,853,976
4,380,390	SCF Equipment Leasing LLC, Series 2017-1A-A	3.77%	^	01/20/2023	4,428,621
12,353,136	Sierra Timeshare Receivables Funding LLC, Series 2016-2A-A	2.33%	^	07/20/2033	12,351,063
9,702,067	SoFi Consumer Loan Program, Series 2017-3-A	2.77%	^	05/26/2026	9,756,393
1,041,735	SoFi Consumer Loan Program LLC, Series 2016-1-A	3.26%	^	08/25/2025	1,059,802
5,826,735	SoFi Consumer Loan Program LLC, Series 2016-3-A	3.05%	^	12/26/2025	5,883,798
6,520,673	SoFi Consumer Loan Program Trust, Series 2016-2-A	3.09%	^	10/27/2025	6,583,062
12,586,045	SoFi Consumer Loan Program Trust, Series 2017-1-A	3.28%	^	01/26/2026	12,755,402
8,723,787	SoFi Consumer Loan Program Trust, Series 2017-2-A	3.28%	^	02/25/2026	8,840,248
12,000,000	SoFi Professional Loan Program, Series 2017-C-A2A	1.75%	^	07/25/2040	11,992,118
2,536,804	SoFi Professional Loan Program, Series 2013-A-A	3.75%	^	12/25/2029	2,589,092
855,521	SoFi Professional Loan Program, Series 2014-A-A2	3.02%	^	10/25/2027	864,066
3,809,544	SoFi Professional Loan Program, Series 2015-C-A2	2.51%	^	08/25/2033	3,817,663
7,077,594	SoFi Professional Loan Program, Series 2016-A-A2	2.76%	^	12/26/2036	7,151,301
5,000,000	SoFi Professional Loan Program, Series 2017-A-A2B	2.40%	^	03/26/2040	4,958,988
25,781,064	SoFi Professional Loan Program, Series 2017-B-A1FX	1.83%	^	05/25/2040	25,792,738
25,728,756	SpringCastle America Funding LLC, Series 2016-AA-A	3.05%	^	04/25/2029	25,912,588
10,000,000	Springleaf Funding Trust, Series 2015-AA-A	3.16%	^	11/15/2024	10,093,428
15,810,000	Springleaf Funding Trust, Series 2016-AA-A	2.90%	^	11/15/2029	15,894,713
25,000,000	Springleaf Funding Trust, Series 2017-AA-A	2.68%	^	07/15/2030	25,007,825
679,099	Spruce Asset Backed Securities Trust, Series 2016-E1-A	4.32%	^	06/15/2028	674,062
24,050,514	Velocity Commercial Capital Loan Trust, Series 2017-1-AFX	3.00%	#^	05/25/2047	24,272,900
7,000,000	Westlake Automobile Receivables Trust, Series 2016-2A-B	2.30%	^	11/15/2019	7,012,450
10,000,000	Westlake Automobile Receivables Trust, Series 2016-3A-C	2.46%	^	01/18/2022	9,978,441

Total Asset Backed Obligations (Cost $522,340,538)					524,855,506

Bank Loans - 4.9%
8,457,393	Allison Transmission, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.22%	#	09/23/2022	8,508,053
6,982,500	Aramark Services, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.23%	#	03/28/2024	7,037,068
8,090,000	Ashland LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.14%	#	05/17/2024	8,127,942
8,750,000	Avolon Holdings, Ltd., Senior Secured 1st Lien Term Loan, Tranche B2	3.96%	#	03/20/2022	8,817,069
5,700,000	Axalta Coating Systems US Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.30%	#	06/21/2024	5,724,054
7,862,173	Berry Plastics Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche I	3.62%	#	10/01/2022	7,879,116
8,495,904	Burger King Restaurant Brands, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.55%	#	02/16/2024	8,482,651
7,540,000	CenturyLink, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	1.38%	#	01/31/2025	7,465,128
8,760,642	Charter Communications Operating LLC, Guaranteed Senior Secured 1st Lien Term Loan Tranche I	3.48%	#	01/15/2024	8,800,766
8,025,000	CSC Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.46%	#	07/17/2025	7,979,859
8,797,950	Dell International, LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.73%	#	09/07/2023	8,840,092
8,435,833	Delta Air Lines, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	3.62%	#	10/18/2018	8,481,345
8,440,000	First Data Corporation, Guaranteed Senior Secured 1st Lien Term Loan	3.72%	#	04/26/2024	8,449,031
8,827,875	Grifols Worldwide Operations USA, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.44%	#	01/31/2025	8,847,826
8,468,775	HCA Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B9	3.23%	#	03/17/2023	8,500,999
8,403,938	Hilton Worldwide, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.22%	#	10/25/2023	8,437,805
8,437,494	Huntsman International LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.12%	#	04/01/2023	8,487,064
10,000,000	INC Research Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B	3.43%	#	06/28/2024	10,028,150
7,900,000	Jacobs Douwe Egberts International BV, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.44%	#	07/02/2022	7,951,864
6,586,622	KAR Auction Services, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B5	3.81%	#	03/09/2023	6,642,213
8,835,000	Level 3 Financing, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.47%	#	02/22/2024	8,865,393
8,353,025	Lockheed Martin Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	08/16/2023	8,409,408
8,765,617	MGM Growth Properties LP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.48%	#	04/25/2023	8,791,388
8,427,650	Pinnacle Foods LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.08%	#	02/02/2024	8,466,459
9,200,000	RPI Finance Trust, Senior Secured 1st Lien Term Loan, Tranche B6	3.30%	#	03/27/2023	9,244,574
8,402,775	Servicemaster Company LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.73%	#	11/08/2023	8,455,292
4,000,000	Six Flags Entertainment Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.23%	#	06/30/2022	4,031,000
8,488,725	Sprint Communications, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.73%	#	02/02/2024	8,500,227
8,391,698	TransUnion LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.73%	#	04/09/2023	8,456,859
3,989,950	Tumi Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.48%	#	08/01/2023	4,024,443

Total Bank Loans (Cost $241,920,491)					240,733,138

Collateralized Loan Obligations - 15.9%
10,500,000	AIMCO, Series 2014-AA-AR	2.18%	#^	07/20/2026	10,503,824
7,500,000	ALM LLC, Series 2016-19A-A1	2.71%	#^	07/15/2028	7,560,099
2,500,000	ALM LLC, Series 2016-19A-A2	3.36%	#^	07/15/2028	2,528,941
12,500,000	Apidos Ltd., Series 2013-14A-A	2.31%	#^	04/15/2025	12,505,582
9,975,000	Apidos Ltd., Series 2013-16A-A1R	2.19%	#^	01/19/2025	9,970,648
3,710,000	Arbor Realty Ltd., Series 2015-FL2A-C	6.16%	#^	09/15/2025	3,747,849
36,000,000	Atrium Corporation, Series 10A-AR	2.04%	#^	07/16/2025	36,059,482
3,160,000	Babson Ltd., Series 2013-IA-A	2.26%	#^	04/20/2025	3,164,748
10,000,000	Babson Ltd., Series 2014-3A-AR	2.48%	#^	01/15/2026	10,040,068
6,700,000	BlueMountain Ltd., Series 2012-2A-AR	2.59%	#^	11/20/2028	6,727,780
15,000,000	BlueMountain Ltd., Series 2015-2A-A1	2.59%	#^	07/18/2027	15,065,110
15,000,000	BlueMountain Ltd., Series 2015-3A-A1	2.64%	#^	10/20/2027	15,058,369
20,000,000	Brookside Mill Ltd., Series 2013-1A-A1	2.31%	#^	04/17/2025	20,024,982
10,734,000	Bsprt Issuer Ltd., Series 2017-FL1-A	2.43%	#^	06/15/2027	10,761,984
2,250,000	Carlyle Global Market Strategies Ltd., Series 2013-2A-D	4.91%	#^	04/18/2025	2,252,902
30,000,000	Catamaran Ltd., Series 2013-1A-A	2.32%	#^	01/27/2025	30,046,189
5,000,000	Catamaran Ltd., Series 2014-1A-A1	2.71%	#^	04/20/2026	5,029,115
1,250,000	Catamaran Ltd., Series 2014-1A-B	3.81%	#^	04/20/2026	1,250,021
5,000,000	Cathedral Lake Ltd., Series 2013-1A-A1R	2.56%	#^	01/15/2026	5,012,461
713,532	Cent Ltd., Series 2007-14A-A1	1.40%	#^	04/15/2021	709,899
6,817,019	Cent Ltd., Series 2007-14A-A2A	1.39%	#^	04/15/2021	6,799,542
1,512,823	Cent Ltd., Series 2012-16A-A1AR	2.42%	#^	08/01/2024	1,513,511
25,000,000	CFIP Ltd., Series 2014-1A-AR	0.00%	#^	07/13/2029	25,000,000
25,000,000	Cutwater Ltd., Series 2014-1A-A1BR	2.47%	#^	07/15/2026	24,993,352
500,000	Dryden Senior Loan Fund, Series 2012-25A-D	5.16%	#^	01/15/2025	502,610
191,101	Franklin Ltd., Series 2007-6A-A	1.41%	#^	08/09/2019	191,341
3,900,000	Galaxy Ltd., Series 2013-15A-A	2.41%	#^	04/15/2025	3,909,014
5,000,000	Goldentree Loan Opportunities Ltd., Series 2014-8A-AR	2.37%	#^	04/19/2026	5,019,246
9,000,000	Halcyon Loan Advisors Funding Ltd., Series 2012-1X-A2	3.68%	#	08/15/2023	9,044,174
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-1A-A1	2.69%	#^	04/18/2026	1,000,983
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-1A-A1R	0.00%	#^	04/18/2026	1,000,000
2,250,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C	4.67%	#^	04/28/2025	2,237,240
9,000,000	Harbourview Ltd., Series 7A-A1R	2.43%	#^	11/18/2026	9,011,300
1,158,757	Hillmark Funding Ltd., Series 2006-1A-A1	1.42%	#^	05/21/2021	1,160,433
25,000,000	HLA Ltd., Series 2014-3A-AR	0.00%	#^	10/22/2025	25,000,000
10,000,000	Jamestown Ltd., Series 2014-4A-A1A	2.66%	#^	07/15/2026	10,013,524
10,500,000	Jamestown Ltd., Series 2015-6A-A1AR	2.32%	#^	02/20/2027	10,500,000
31,000,000	Jamestown Ltd., Series 2016-9A-A1B	2.66%	#^	10/20/2028	31,231,423
10,400,000	Kingsland Ltd., Series 2007-4A-B	1.56%	#^	04/16/2021	10,342,361
11,047,388	LCM LP, Series 12A-AR	2.42%	#^	10/19/2022	11,074,479
5,500,000	LCM LP, Series 16A-AR	0.00%	#^	07/15/2026	5,506,875
262,085	Madison Park Funding Ltd., Series 2007-4A-A2	1.52%	#^	03/22/2021	260,618
1,520,778	Madison Park Funding Ltd., Series 2013-11A-A1A	2.43%	#^	10/23/2025	1,522,042
5,235,000	Magnetite Ltd., Series 2014-9A-A1R	2.16%	#^	07/25/2026	5,251,507
3,000,000	Marathon Ltd., Series 2017-9A-A2	2.90%	#^	04/15/2029	2,993,696
41,500,000	Midocean Credit, Series 2017-7A-A1	2.64%	#^	07/15/2029	41,500,000
40,908	Mountain View Ltd., Series 2007-3A-A2	1.50%	#^	04/16/2021	40,892
30,000,000	MP Ltd., Series 2013-2A-ARR	0.00%	#^	07/25/2029	30,000,000
7,500,000	MP Ltd., Series 2014-1A-AR	2.41%	#^	07/18/2026	7,516,949
3,500,000	MP Ltd., Series 2014-2A-AR	2.36%	#^	01/15/2027	3,501,590
20,000,000	NewMark Capital Funding Ltd., Series 2013-1A-A2	2.33%	#^	06/02/2025	20,028,724
3,507,405	Nomad Ltd., Series 2013-1A-A1	2.36%	#^	01/15/2025	3,513,471
16,673,020	Northwoods Capital Corporation, Series 2012-9A-A	2.58%	#^	01/18/2024	16,689,241
20,000,000	OCP Ltd., Series 2012-2A-A1R	2.57%	#^	11/22/2025	20,150,658
8,750,000	Octagon Investment Partners Ltd., Series 2016-1A-B	3.31%	#^	07/15/2027	8,860,730
15,000,000	Octagon Loan Funding Ltd., Series 2014-1A-A1R	2.32%	#^	11/18/2026	14,998,573
16,000,000	Palmer Square Ltd., Series 2013-1A-A1R	2.15%	#^	05/15/2025	16,039,226
16,000,000	Palmer Square Ltd., Series 2014-1A-A1R	2.53%	#^	01/17/2027	16,028,918
3,000,000	Sound Harbor Loan Fund Ltd., Series 20141A-A1R	2.37%	#^	10/30/2026	3,004,253
2,000,000	Steele Creek Ltd., Series 2014-1A-A1R	2.50%	#^	08/21/2026	2,002,692
24,400,000	Steele Creek Ltd., Series 2014-1A-A2R	2.50%	#^	08/21/2026	24,432,842
6,193,376	Symphony Ltd., Series 2012-8A-AR	2.26%	#^	01/09/2023	6,208,368
20,000,000	TCI-Flatiron Ltd., Series 2016-1A-A	2.71%	#^	07/17/2028	20,220,862
1,200,000	Tryon Park Ltd., Series 2013-1A-A1	2.28%	#^	07/15/2025	1,199,300
14,000,000	Venture Ltd., Series 2014-17A-A	2.64%	#^	07/15/2026	14,007,549
14,000,000	Venture Ltd., Series 2014-17A-AR	0.00%	#^	07/15/2026	14,000,000
1,000,000	Venture Ltd., Series 2014-17A-B2	3.26%	#^	07/15/2026	1,001,928
1,000,000	Venture Ltd., Series 2014-17A-B2R	0.00%	#^	07/15/2026	1,000,000
2,000,000	Venture Ltd., Series 2014-18A-A	2.61%	#^	10/15/2026	2,001,572
10,000,000	Venture Ltd., Series 2016-23A-A	2.67%	#^	07/19/2028	10,138,680
30,000,000	Vibrant Ltd., Series 2015-3A-A1R	2.64%	#^	04/20/2026	30,105,000
5,000,000	Vibrant Ltd., Series 2016-5A-A	2.71%	#^	01/20/2029	5,040,519
9,770,000	Voya Ltd., Series 2012-3A-BR	3.11%	#^	10/15/2022	9,781,901
1,000,000	Voya Ltd., Series 2013-2A-A1	2.31%	#^	04/25/2025	1,001,142
5,910,689	Wasatch Ltd., Series 2006-1A-A1B	1.42%	#^	11/14/2022	5,858,776
2,500,000	WhiteHorse Ltd., Series 2012-1A-B1L	5.42%	#^	02/03/2025	2,503,261
5,000,000	WhiteHorse Ltd., Series 2013-1A-A1L	2.59%	#^	11/24/2025	5,035,675
3,250,000	WhiteHorse Ltd., Series 2014-1A-A	2.67%	#^	05/01/2026	3,242,401
10,000,000	Wind River Ltd., Series 2013-2A-A1	2.61%	#^	01/18/2026	10,034,695
5,000,000	Zais Ltd., Series 2014-2A-A1AR	2.36%	#^	07/25/2026	4,999,956

Total Collateralized Loan Obligations (Cost $785,722,609)					788,789,668

Foreign Corporate Bonds - 15.0%
10,000,000	Adani Ports & Special Economic Zone Ltd.	3.50%		07/29/2020	10,105,201
1,990,769	Aeropuerto Internacional de Tocumen S.A.	5.75%		10/09/2023	2,169,938
1,450,000	Agromercantil Senior Trust	6.25%	^	04/10/2019	1,506,898
3,550,000	Agromercantil Senior Trust	6.25%		04/10/2019	3,689,302
12,500,000	America Movil SAB de C.V.	3.13%		07/16/2022	12,768,173
7,685,000	AstraZeneca PLC	2.38%		11/16/2020	7,732,247
7,000,000	Axiata SPV2 BHD	3.47%		11/19/2020	7,164,276
7,000,000	Banco Davivienda S.A.	2.95%		01/29/2018	7,050,400
9,000,000	Banco de Costa Rica	5.25%		08/12/2018	9,220,500
2,000,000	Banco de Credito del Peru	2.75%	^	01/09/2018	2,012,369
3,000,000	Banco de Credito del Peru	2.75%		01/09/2018	3,018,553
700,000	Banco de Credito del Peru	2.25%	^	10/25/2019	702,765
1,000,000	Banco de Credito del Peru	4.25%		04/01/2023	1,062,500
15,400,000	Banco del Estado de Chile	3.88%		02/08/2022	16,102,956
1,000,000	Banco GNB Sudameris S.A.	3.88%	^	05/02/2018	1,006,250
9,000,000	Banco GNB Sudameris S.A.	3.88%		05/02/2018	9,056,250
6,000,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%		05/07/2020	6,165,000
725,000	Banco Nacional de Comercio Exterior S.N.C.	3.80%	#^	08/11/2026	725,000
19,275,000	Banco Nacional de Comercio Exterior S.N.C.	3.80%	#	08/11/2026	19,275,000
9,000,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	9,178,380
400,000	Banco Nacional de Costa Rica	5.88%		04/25/2021	420,520
2,000,000	Banco Nacional de Costa Rica	5.88%	^	04/25/2021	2,102,600
1,000,000	Banco Regional SAECA	8.13%		01/24/2019	1,066,500
4,850,000	Banco Santander	3.88%		09/20/2022	5,036,319
9,000,000	Banco Santander	4.13%		11/09/2022	9,396,000
11,000,000	Banco Santander	5.95%	#	01/30/2024	11,508,750
5,150,000	Bancolombia S.A.	6.13%		07/26/2020	5,568,437
6,010,000	Bank of Montreal	1.50%		07/18/2019	5,955,573
4,665,000	Bank of Montreal	2.10%		12/12/2019	4,676,844
8,750,000	BBVA Banco Continental S.A.	3.25%		04/08/2018	8,872,500
1,100,000	BBVA Bancomer S.A.	6.50%		03/10/2021	1,216,875
14,400,000	Bharat Petroleum Corporation Ltd.	4.63%		10/25/2022	15,430,752
6,885,000	BP Capital Markets PLC	1.68%		05/03/2019	6,863,932
2,351,000	BP Capital Markets PLC	2.32%		02/13/2020	2,373,309
6,860,000	British Telecommunications PLC	5.95%		01/15/2018	7,014,734
3,550,000	Celulosa Arauco y Constitucion S.A.	7.25%		07/29/2019	3,892,743
125,000	Celulosa Arauco y Constitucion S.A.	5.00%		01/21/2021	132,625
9,993,000	Celulosa Arauco y Constitucion S.A.	4.75%		01/11/2022	10,460,665
21,000,000	CK Hutchison International Ltd.	2.88%	^	04/05/2022	21,103,199
8,000,000	CNOOC Finance Ltd.	2.63%		05/05/2020	8,032,171
13,000,000	CNOOC Finance Ltd.	3.88%		05/02/2022	13,519,376
13,200,000	CNPC General Capital Ltd.	3.95%		04/19/2022	13,852,491
6,100,000	CNPC Overseas Capital Ltd.	4.50%		04/28/2021	6,500,104
7,800,000	Colbun S.A.	6.00%		01/21/2020	8,482,688
19,500,000	Comision Federal de Electricidad	4.88%		05/26/2021	20,791,875
7,946,000	Commonwealth Bank of Australia	2.25%	^	03/10/2020	7,965,650
10,500,000	Corpbanca S.A.	3.13%		01/15/2018	10,560,699
400,000	Corpbanca S.A.	3.88%		09/22/2019	412,850
4,000,000	Corporacion Financiera de Desarrollo S.A.	3.25%		07/15/2019	4,080,000
4,000,000	Corporacion Financiera de Desarrollo S.A.	3.25%	^	07/15/2019	4,080,000
1,500,000	Cosan Overseas Ltd.	8.25%	†	11/29/2049	1,508,400
4,000,000	DBS Bank Ltd.	3.63%	#	09/21/2022	4,013,264
14,000,000	DBS Group Holdings Ltd.	3.60%	#†	12/29/2049	14,009,394
7,000,000	Delek & Avner Tamar Bond Ltd.	3.84%	^	12/30/2018	7,126,875
7,900,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	8,109,350
2,500,000	Digicel Ltd.	8.25%		09/30/2020	2,346,625
2,800,000	Empresa de Energia de Bogota S.A.	6.13%		11/10/2021	2,893,800
5,000,000	Empresas Publicas de Medellin E.S.P.	7.63%		07/29/2019	5,556,250
11,080,334	ENA Norte Trust	4.95%		04/25/2023	11,416,068
10,600,000	Export-Import Bank of India	3.13%		07/20/2021	10,717,565
5,400,000	Fondo Mivivienda S.A.	3.38%		04/02/2019	5,524,200
3,000,000	Fondo Mivivienda S.A.	3.38%	^	04/02/2019	3,069,000
6,000,000	Fondo Mivivienda S.A.	3.50%	^	01/31/2023	6,087,000
4,000,000	Global Bank Corporation	5.13%	^	10/30/2019	4,175,000
3,000,000	Global Bank Corporation	5.13%		10/30/2019	3,131,250
8,500,000	Global Bank Corporation	4.50%		10/20/2021	8,721,000
4,000,000	Global Bank Corporation	4.50%	^	10/20/2021	4,104,000
535,000	Globo Comunicacao e Participacoes S.A.	4.88%		04/11/2022	556,400
500,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	455,000
7,640,386	Guanay Finance Ltd.	6.00%		12/15/2020	7,865,777
4,181,000	Indian Oil Corporation, Ltd.	5.63%		08/02/2021	4,604,974
1,400,000	Instituto Costarricense de Electricidad	6.95%		11/10/2021	1,509,606
1,771,507	Interoceanica Finance Ltd.	0.00%		11/30/2018	1,741,613
7,000,000	Inversiones CMPC S.A.	4.75%		01/19/2018	7,065,935
10,225,000	Inversiones CMPC S.A.	4.50%		04/25/2022	10,702,793
1,500,000	IOI Investment BHD	4.38%		06/27/2022	1,563,145
9,000,000	Israel Electric Corporation Ltd.	5.63%		06/21/2018	9,301,500
5,000,000	Kia Motors Corporation	2.63%	^	04/21/2021	4,972,550
2,940,000	Korea Development Bank	2.50%		01/13/2021	2,929,741
18,000,000	Korea Development Bank	2.63%		02/27/2022	17,939,575
2,000,000	Malayan Banking BHD	3.25%	#	09/20/2022	2,003,604
9,920,000	Medtronic Global Holdings S.C.A.	1.70%		03/28/2019	9,929,166
2,000,000	Minerva Luxembourg S.A.	8.75%	#†	04/03/2019	2,085,000
7,323,000	Nacional Financiera S.N.C.	3.38%		11/05/2020	7,551,844
7,470,000	ONGC Videsh Ltd.	3.25%		07/15/2019	7,571,966
7,400,000	ONGC Videsh Ltd.	2.88%		01/27/2022	7,322,056
4,300,000	ONGC Videsh Ltd.	3.75%		05/07/2023	4,389,440
3,500,000	Ooredoo Tamweel Ltd.	3.04%		12/03/2018	3,503,136
7,612,000	Orange S.A.	2.75%		02/06/2019	7,711,778
3,000,000	Oversea-Chinese Banking Corporation	3.75%	#	11/15/2022	3,020,640
15,000,000	Oversea-Chinese Banking Corporation	4.00%	#	10/15/2024	15,408,274
53,792	Peru Enhanced Pass-Through Finance Ltd.	0.00%	^	05/31/2018	52,882
2,064,660	Peru Enhanced Pass-Through Finance Ltd.	0.00%		05/31/2018	2,029,706
1,250,000	Petrobras Global Finance B.V.	6.13%		01/17/2022	1,293,750
10,300,000	Petronas Capital Ltd.	3.13%		03/18/2022	10,550,733
8,000,000	Petronas Global Sukuk Ltd.	2.71%		03/18/2020	8,108,872
1,696,050	Ras Laffan Liquefied Natural Gas Company	5.30%		09/30/2020	1,762,705
3,500,000	Reliance Holdings, Inc.	4.50%		10/19/2020	3,690,638
16,000,000	Reliance Holdings, Inc.	5.40%		02/14/2022	17,542,144
6,790,000	Royal Bank of Canada	2.00%		12/10/2018	6,815,211
2,902,000	Royal Bank of Canada	1.50%		07/29/2019	2,880,702
5,720,000	Shire Acquisitions Investments Ireland DAC	1.90%		09/23/2019	5,696,765
5,200,000	Sinopec Group Overseas Development Ltd.	2.50%		04/28/2020	5,228,309
1,800,000	Sinopec Group Overseas Development Ltd.	2.50%	^	04/28/2020	1,809,799
4,200,000	Sinopec Group Overseas Development Ltd.	2.75%		05/03/2021	4,212,188
990,000	Sinopec Group Overseas Development Ltd.	2.00%		09/29/2021	963,387
3,000,000	Sinopec Group Overseas Development Ltd.	2.00%	^	09/29/2021	2,919,354
3,710,000	Sinopec Group Overseas Development Ltd.	3.00%	^	04/12/2022	3,741,498
200,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	209,878
13,000,000	Telefonica Chile S.A.	3.88%		10/12/2022	13,499,817
1,400,000	Tencent Holdings Ltd.	2.88%	^	02/11/2020	1,418,902
1,000,000	Tencent Holdings Ltd.	2.88%		02/11/2020	1,013,501
7,885,000	Toronto Dominion Bank	1.75%		07/23/2018	7,899,296
575,000	Transportadora de Gas Internacional S.A.	5.70%	^	03/20/2022	592,538
14,525,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	14,968,013
5,000,000	United Overseas Bank Ltd.	2.88%	#	10/17/2022	5,024,300
10,402,000	United Overseas Bank Ltd.	3.75%	#	09/19/2024	10,615,761
1,550,000	United Overseas Bank Ltd.	3.50%	#	09/16/2026	1,582,011
3,852,000	United Overseas Bank Ltd.	2.88%	#	03/08/2027	3,821,080
2,930,000	Westpac Banking Corporation	1.95%		11/23/2018	2,936,434
4,825,000	Westpac Banking Corporation	1.60%		08/19/2019	4,789,218

Total Foreign Corporate Bonds (Cost $734,411,921)					742,966,685

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 3.3%
200,000	Brazilian Government International Bond	8.00%		01/15/2018	204,980
3,500,000	Brazilian Government International Bond	4.88%		01/22/2021	3,673,250
10,550,000	Chile Government International Bond	2.25%		10/30/2022	10,460,325
21,800,000	Chile International Government Bond	3.25%		09/14/2021	22,680,720
1,210,000	Costa Rica Government International Bond	10.00%		08/01/2020	1,418,725
14,600,000	Dominican Republic International Bond	7.50%		05/06/2021	16,169,500
4,700,000	Guatemala Government Bond	5.75%		06/06/2022	5,140,907
5,000,000	Indonesia Government International Bond	6.13%		03/15/2019	5,337,500
7,860,000	Indonesia Government International Bond	4.88%		05/05/2021	8,461,353
6,740,000	Indonesia Government International Bond	3.70%	^	01/08/2022	6,943,521
9,200,000	Israel Government International Bond	4.00%		06/30/2022	9,874,424
23,650,000	Mexico Government International Bond	3.50%		01/21/2021	24,666,950
5,600,000	Mexico Government International Bond	3.63%		03/15/2022	5,821,200
5,000,000	Panama Government International Bond	5.20%		01/30/2020	5,412,500
16,000,000	Philippine Government International Bond	4.00%		01/15/2021	17,055,248
12,000,000	Qatar Government International Bond	2.38%		06/02/2021	11,726,904
6,000,000	Republic of Poland Government International Bond	5.13%		04/21/2021	6,616,938
3,660,000	Wakala Global Sukuk BHD	4.65%		07/06/2021	3,964,146

Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $164,850,784)					165,629,091

Non-Agency Commercial Mortgage Backed Obligations - 13.8%
6,393,544	A10 LLC, Series 2016-1-A1	2.42%	^	03/15/2035	6,367,296
3,958,161	Asset Securitization Corporation, Series 1997-D4-PS1	2.03%	#I/O	04/14/2029	2,078
9,150,000	Banc of America Commercial Mortgage Trust, Series 2007-5-AM	5.77%	#	02/10/2051	9,252,400
193,110,000	BANK, Series 2017-BNK5-XA	1.11%	#I/O	06/17/2060	14,959,266
96,206,532	Barclays Commercial Mortgage Securities LLC, Series 2017-C1-XA	1.70%	#I/O	02/15/2050	10,655,643
9,971,000	Barclays Commercial Mortgage Securities, LLC, Series 2014-BXO-E	3.55%	#^	08/15/2027	9,947,424
1,582,601	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10-AJ	5.78%	#	12/11/2040	1,721,057
1,968,165	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17-A4	5.69%	#	06/11/2050	1,978,134
2,645,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18-AM	6.08%	#	06/11/2050	2,675,148
64,677	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13-AJ	5.61%	#	09/11/2041	64,916
662,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW17-AM	5.92%	#	06/11/2050	663,427
6,464,975	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW18-A4	5.70%		06/11/2050	6,496,493
5,209,139	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	5,121,851
7,842,000	CD Commercial Mortgage Trust, Series 2007-CD5-TR	6.51%	#	11/15/2044	7,899,998
26,471,802	CD Commercial Mortgage Trust, Series 2017-CD4-XA	1.49%	#I/O	05/12/2050	2,526,511
118,083,000	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.68%	#I/O	06/17/2050	13,756,044
42,452,000	CFCRE Commercial Mortgage Trust, Series 2017-CB-XB	0.96%	#I/O	06/17/2050	3,450,889
5,538,677	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2-A	3.01%	#^	11/15/2031	5,547,009
3,676,000	Chicago Skyscraper Trust, Series 2017-SKY-B	2.26%	#^	04/15/2030	3,687,170
2,036,000	Chicago Skyscraper Trust, Series 2017-SKY-C	2.41%	#^	04/15/2030	2,043,184
10,500,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AMFX	5.87%	#^	12/10/2049	10,520,139
9,157,400	Citigroup Commercial Mortgage Trust, Series 2008-C7-AM	6.39%	#	12/10/2049	9,306,208
34,715,501	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.50%	#I/O	02/10/2049	2,974,101
65,575,910	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.87%	#I/O	04/15/2049	7,093,772
6,919,000	CLNS Trust, Series 2017-IKPR-D	3.05%	#^	06/11/2032	6,934,346
6,919,000	CLNS Trust, Series 2017-IKPR-E	4.50%	#^	06/11/2032	6,934,284
11,263,065	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	11,390,876
6,884,000	Cold Storage Trust, Series 2017-ICE3-A	2.51%	#^	04/15/2036	6,911,070
5,642,000	Cold Storage Trust, Series 2017-ICE3-C	2.16%	#^	04/15/2036	5,660,642
1,718,074	Colony Mortgage Capital Ltd., Series 2015-FL3-A	2.94%	#^	09/05/2032	1,725,470
8,317,207	Commercial Mortgage Pass-Through Certificates, Series 2012-CR2-XA	1.84%	#I/O	08/15/2045	575,656
130,217,988	Commercial Mortgage Pass-Through Certificates, Series 2013-CC12-XA	1.50%	#I/O	10/10/2046	7,382,370
42,635,909	Commercial Mortgage Pass-Through Certificates, Series 2013-LC6-XA	1.80%	#I/O	01/12/2046	2,070,664
3,890,000	Commercial Mortgage Pass-Through Certificates, Series 2014-TWC-C	2.98%	#^	02/13/2032	3,905,949
2,500,443	Countrywide Commercial Mortgage Trust, Series 2007-MF1-A	6.48%	#^	11/12/2043	2,503,691
1,322,401	Credit Suisse Mortgage Capital Certificates, Series 2007-C4-A1AM	6.25%	#	09/15/2039	1,321,165
2,814,476	Credit Suisse Mortgage Capital Certificates, Series 2007-C5-A4	5.70%	#	09/15/2040	2,811,771
7,540,100	Credit Suisse Mortgage Capital Certificates, Series 2008-C1-AM	6.52%	#^	02/15/2041	7,625,842
10,862,000	Credit Suisse Mortgage Capital Certificates, Series 2017-CHOP-D	3.00%	#^	07/15/2032	10,878,973
5,464,000	Credit Suisse Mortgage Trust, Series 2017-LSTK-C	3.23%	^	04/07/2033	5,541,327
6,501,000	Credit Suisse Mortgage Trust, Series 2017-LSTK-D	3.44%	#^	04/07/2033	6,502,469
127,574,000	CSAIL Commercial Mortgage Trust, Series 2017-C8-XA	1.26%	#I/O	06/17/2050	10,883,038
3,435,000	CSMC Mortgage Securities Trust, Series 2017-HD-B	2.51%	#^	02/18/2031	3,448,838
1,649,000	CSMC Mortgage Securities Trust, Series 2017-HD-C	2.86%	#^	02/18/2031	1,657,781
3,559,000	CSMC Mortgage Securities Trust, Series 2017-HD-D	3.66%	#^	02/18/2031	3,579,554
811,000	CSMC Mortgage Securities Trust, Series 2017-LSTK-E	3.44%	#^	04/07/2033	804,193
12,925,000	DBCG Mortgage Trust, Series 2017-BBG-B	1.95%	#^	06/16/2034	12,966,165
10,497,000	GE Commercial Mortgage Corporation Trust, Series 2007-C1-AM	5.61%	#	12/10/2049	10,592,573
7,049,500	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AJ	6.30%	#	12/10/2049	7,112,558
8,430,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AM	5.87%	#	12/10/2049	8,463,256
20,749,000	GS Mortgage Securities Trust, Series 2013-GC14-A2	3.00%		08/10/2046	20,958,768
146,147,058	GS Mortgage Securities Trust, Series 2017-GS6-XA	1.20%	#I/O	05/12/2050	12,445,313
19,355	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-LN2-A2	5.12%		07/15/2041	19,381
5,209,731	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	5,205,911
4,260,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-C1-AM	6.26%	#	02/15/2051	4,283,049
3,960,619	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-AM	5.47%	#	06/12/2047	3,959,846
1,530,251	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB19-AM	5.98%	#	02/12/2049	1,536,939
9,950,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-AJ	6.43%	#	02/12/2051	10,062,160
9,307,247	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-AM	6.24%	#	02/12/2051	9,377,144
593,567	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-AMFX	5.93%	#	02/12/2051	596,164
14,673,139	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-LD12-AM	6.26%	#	02/15/2051	14,807,272
9,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-PHH-D	3.39%	#^	08/15/2027	9,007,927
6,247,470	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-A1	1.95%		01/15/2049	6,260,585
1,793,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	1,780,152
11,047,718	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11-AM	6.10%	#	06/15/2049	11,220,779
3,996,738	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX-AM	5.46%	#	01/15/2049	3,993,903
7,610,734	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2008-C2-A4	6.07%		02/12/2051	7,640,206
21,407,601	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20-XA	1.28%	#I/O	07/17/2047	955,533
4,376,814	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL6-A	2.56%	#^	11/15/2031	4,388,571
9,412,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FRR1-A707	4.35%	^	01/27/2047	9,413,955
2,240,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-FL7-C	4.01%	#^	05/15/2028	2,246,789
6,280,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-ASH-B	3.14%	#^	10/15/2034	6,323,027
3,545,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-ASH-C	3.74%	#^	10/15/2034	3,576,031
72,456,515	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.96%	#I/O	12/15/2049	3,535,132
93,430,152	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.64%	#I/O	11/15/2048	6,216,216
5,953,799	LB-UBS Commercial Mortgage Trust, Series 2007-C7-A3	5.87%	#	09/15/2045	5,991,569
8,338,600	LB-UBS Commercial Mortgage Trust, Series 2007-C7-AJ	6.50%	#	09/15/2045	8,436,787
8,385,000	LMREC, Inc., Series 2015-CRE1-A	2.97%	#^	02/22/2032	8,439,586
79,550,434	LSTAR Commercial Mortgage Trust, Series 2017-5-X	1.39%	#^I/O	03/10/2050	4,455,445
9,341,000	Merrill Lynch Mortgage Trust, Series 2007-C1-AM	6.02%	#	06/12/2050	9,387,705
4,542,141	ML-CFC Commercial Mortgage Trust, Series 2007-9-A4	5.70%		09/12/2049	4,545,721
2,909,489	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5-XA	1.67%	#^I/O	08/15/2045	169,771
15,490,972	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-LNCX	0.60%	^I/O	12/15/2046	581,299
19,443,725	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32-XA	0.92%	#I/O	12/17/2049	1,054,556
3,191,466	Morgan Stanley Capital, Inc., Series 2006-HQ10-X1	0.73%	#^I/O	11/12/2041	1,250
4,841,713	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	4,843,494
10,055,000	Morgan Stanley Capital, Inc., Series 2007-IQ16-AM	6.33%	#	12/12/2049	10,179,018
10,205,000	Morgan Stanley Capital, Inc., Series 2017-A-PRME	2.06%	#^	02/15/2034	10,304,231
69,970,000	Morgan Stanley Capital, Inc., Series 2017-H1-XA	1.46%	#I/O	06/17/2050	7,075,478
282,289	Morgan Stanley Re-Remic Trust, Series 2012-IO-AXA	1.00%	^	03/27/2051	279,116
8,438,000	RAIT Trust, Series 2017-FL7-A	2.10%	#^	06/15/2037	8,448,672
2,363,000	RAIT Trust, Series 2017-FL7-AS	2.45%	#^	06/15/2037	2,367,049
5,437,000	Rosslyn Portfolio Trust, Series 2017-ROSS-A	2.11%	#^	06/15/2033	5,444,311
5,437,000	Rosslyn Portfolio Trust, Series 2017-ROSS-B	2.41%	#^	06/15/2033	5,444,196
5,042,241	Sutherland Commercial Mortgage Loans LLC, Series 2015-SBC4-A	4.00%	^	06/25/2039	5,023,019
13,843,195	TRU Trust, Series 2016-TOYS-A	3.38%	#^	11/15/2030	13,874,959
29,613,768	UBS Commercial Mortgage Trust, Series 2012-C1-XA	2.27%	#^I/O	05/12/2045	2,410,383
87,983,000	UBS Commercial Mortgage Trust, Series 2017-C1	1.62%	#I/O	06/17/2050	10,296,615
9,473,598	Velocity Commercial Capital Loan Trust, Series 2015-1-AFL	3.65%	#^	06/25/2045	9,550,411
7,018,910	Velocity Commercial Capital Loan Trust, Series 2016-1-AFX	3.53%	#^	04/25/2046	7,082,068
9,779,408	Velocity Commercial Capital Loan Trust, Series 2016-2-AFX	3.00%	#	10/25/2046	9,791,635
8,264,563	VSD LLC, Series 2017-PLT1-A	3.60%	^	12/25/2043	8,270,654
13,294,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25-F	6.03%	#	05/15/2043	13,297,813
11,734,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C26-AM	6.28%	#	06/15/2045	11,826,553
4,576,740	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AJ	5.63%	#	10/15/2048	4,657,059
5,969,131	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	6,077,707
2,716,112	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32-AMFX	5.70%	^	06/15/2049	2,719,697
13,504,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	6.17%	#	02/15/2051	13,761,802
10,065,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AM	6.17%	#	02/15/2051	10,055,617
32,403,316	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-XA	1.06%	#I/O	09/17/2058	1,770,951
51,734,066	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1X-A	1.45%	#I/O	03/15/2050	5,082,215
13,712,795	WF-RBS Commercial Mortgage Trust, Series 2012-C8-XA	2.07%	#^I/O	08/15/2045	1,036,176

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $692,798,973)					682,740,020

Non-Agency Residential Collateralized Mortgage Obligations - 13.4%
18,815,864	Ajax Mortgage Loan Trust, Series 2015-B-A	3.88%	#^	07/25/2060	18,840,457
14,095,391	Angel Oak Mortgage Trust LLC, Series 2017-1-A1	2.81%	#^	01/25/2047	14,159,638
6,873,286	Angel Oak Mortgage Trust LLC, Series 2017-1-A2	3.09%	#^	01/25/2047	6,904,512
386,835	Banc of America Funding Corporation, Series 2005-E-6A1	3.42%	#	05/20/2035	388,106
2,382,525	Banc of America Mortgage Securities, Inc., Series 2005-E-2A1	3.78%	#	06/25/2035	2,255,983
10,738,404	Bayview Opportunity Master Fund Trust, Series 2016-RN2-A1	3.60%	#^	08/28/2031	10,703,419
6,534,147	Bayview Opportunity Master Fund Trust, Series 2016-RPL2-A1	3.84%	#^	06/28/2031	6,480,806
4,733,114	Bayview Opportunity Master Fund Trust, Series 2016-RPL4-A1	3.47%	#^	07/28/2018	4,714,602
785	BCAP LLC Trust, Series 2009-RR13-6A5	6.00%	#^	04/26/2037	787
208,245	BCAP LLC Trust, Series 2011-RR12-2A5	2.95%	#^	12/26/2036	209,742
2,459,461	BCAP LLC Trust, Series 2011-RR1-8A3	6.00%	#^	08/28/2021	2,630,553
1,682,786	BCAP LLC Trust, Series 2013-RR1-4A2	4.00%	#^	08/26/2037	1,697,371
3,462,406	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9-4A1	3.44%	#	02/25/2034	3,474,787
794,682	Bear Stearns Asset Backed Securities Trust, Series 2004-AC2-2A	5.00%		05/25/2034	793,287
27,776,665	CAM Mortgage Trust, Series 2017-1-A1	3.22%	#^	08/01/2057	27,864,929
14,607,916	Carrington Mortgage Loan Trust, Series 2007-FRE1-A2	1.42%	#	12/25/2036	14,510,224
2,830,207	Citicorp Residential Mortgage Securities, Inc., Series 2007-1-A4	5.58%	#	03/25/2037	2,924,072
12,997,654	Citicorp Residential Mortgage Securities, Inc., Series 2007-2-A4	5.28%	#	06/25/2037	13,324,210
2,484,481	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1-2A1	2.99%	#	03/25/2036	2,379,870
7,521,093	COLT Mortgage Loan Trust, Series 2017-1-A2	2.82%	#^	05/27/2047	7,578,734
104,827	Countrywide Asset-Backed Certificates, Series 2005-15-1AF6	4.13%	#	04/25/2036	106,520
7,243,721	Countrywide Home Loans, Series 2004-HYB9-1A1	3.35%	#	02/20/2035	7,311,337
20,000,000	Credit Suisse Commercial Mortgage Trust, Series 2017-6R1-A1	2.72%	#^	03/06/2047	20,000,000
84,864	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-5A1	5.25%		12/25/2020	84,170
12,000,000	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	3.27%	#^	11/27/2037	12,381,869
4,075,659	Credit Suisse Mortgage Capital Certificates, Series 2013-3R-1A1	2.15%	#^	04/27/2035	4,172,915
25,368,823	Credit Suisse Mortgage Capital Certificates, Series 2015-RPL3-A1	3.75%	#^	12/25/2056	25,458,814
17,106,715	Credit Suisse Mortgage Trust, Series 2017-1A-A	4.50%	^	03/25/2021	17,161,593
20,913,719	CSMC Mortgage Securities Trust, Series 2017-3R-1A1	3.10%	#^	03/06/2047	20,993,463
7,000,000	Deephaven Residential Mortgage Trust, Series 2017-2A-A1	2.45%	#^	06/25/2047	6,995,769
3,400,000	Deephaven Residential Mortgage Trust, Series 2017-2A-A2	2.61%	#^	06/25/2047	3,398,024
5,000,000	Deephaven Residential Mortgage Trust, Series 2017-2A-A3	2.71%	#^	06/25/2047	4,997,174
41,995	Fieldstone Mortgage Investment Trust, Series 2004-5-M2	2.94%	#	02/25/2035	42,083
79,743	First Franklin Mortgage Loan Trust, Series 2006-FF1-2A3	1.46%	#	01/25/2036	79,872
9,325,926	First Horizon Asset Securities, Inc., Series 2007-AR2-1A1	3.18%	#	08/25/2037	8,047,912
19,118,563	GCAT LLC, Series 2017-1-A1	3.38%	#^	03/25/2047	19,125,824
4,479,821	GSR Mortgage Loan Trust, Series 2005-AR7-3A1	3.37%	#	11/25/2035	4,295,280
323,836	GSR Mortgage Loan Trust, Series 2006-4F-2A7	5.50%		05/25/2036	324,621
17,928,031	Impac Secured Assets Trust, Series 2006-5-1A1C	1.49%	#	02/25/2037	14,847,199
516,253	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	5.71%	#	12/25/2036	524,348
102,895	JP Morgan Mortgage Trust, Series 2007-S1-1A1	5.00%		03/25/2022	102,557
68,070	JP Morgan Mortgage Trust, Series 2007-S3-2A2	5.50%		08/25/2022	67,127
188,421	JP Morgan Resecuritization Trust, Series 2012-2-3A3	2.94%	#^	10/26/2036	189,959
21,827,422	Legacy Mortgage Asset Trust, Series 2017-GS1-A1	3.50%	#^	01/25/2057	21,785,666
6,865,490	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	3.34%	#	04/25/2036	6,385,862
4,468,188	Merrill Lynch Mortgage Investors Trust, Series 2005-3-2A	3.16%	#	11/25/2035	4,412,052
17,967,747	Mill City Mortgage Loan Trust, Series 2017-1-A1	2.75%	#^	11/25/2058	18,156,275
224,096	Morgan Stanley Capital, Inc., Series 2005-WMC3-M3	1.92%	#	03/25/2035	224,634
24,595	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2018	25,503
3,328,070	Morgan Stanley Re-Remic Trust, Series 2012-R3-2A	1.25%	#^	02/26/2037	3,336,346
9,129,022	Nationstar HECM Loan Trust, Series 2016-2A-A	2.24%	#^	06/25/2026	9,131,167
245,223	Opteum Mortgage Acceptance Corporation, Series 2005-5-2AN	5.68%	#	12/25/2035	247,539
9,884,746	Pretium Mortgage Credit Partners I, Series 2017-NPL2-A1	3.25%	#^	03/28/2057	9,925,220
6,667,374	Pretium Mortgage Credit Partners LLC, Series 2016-NPL4-A	4.00%	#^	07/27/2031	6,726,424
18,170,743	Pretium Mortgage Credit Partners LLC, Series 2016-NPL5-A	3.88%	#^	09/27/2031	18,290,983
10,574,921	PRPM LLC, Series 2017-1A-A1	4.25%	#^	01/25/2022	10,641,443
1,691,570	Residential Asset Mortgage Products, Inc., Series 2005-EFC7-AI3	1.47%	#	12/25/2035	1,663,586
615,019	Residential Asset Securities Corporation, Series 2006-KS6-A3	1.37%	#	08/25/2036	615,519
28,626	Residential Funding Mortgage Securities Trust, Series 2003-S16-A1	4.75%		09/25/2018	28,703
26,792,623	Sequoia Mortgage Trust, Series 2016-3-A11	3.00%	#^	11/25/2046	26,941,242
17,243,624	SG Mortgage Securities Trust, Series 2017-1A-A	3.71%	#^	04/25/2047	17,397,870
27,332,824	Shellpoint Co-Originator Trust, Series 2016-1-1A10	3.50%	#^	11/25/2046	27,900,308
3,063,442	Springleaf Mortgage Loan Trust, Series 2014-3A-A	1.87%	#^	09/25/2057	3,067,942
107,949	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-1-2A2	3.42%	#	02/25/2037	108,149
366,403	Structured Asset Securities Corporation, Series 2003-24A-1A3	3.22%	#	07/25/2033	361,267
236,846	Structured Asset Securities Corporation, Series 2005-10-6A1	5.00%		06/25/2020	240,852
2,202,240	Structured Asset Securities Corporation, Series 2006-OW1-FLT	1.42%	#^	12/25/2035	2,199,544
20,356,328	Towd Point Mortgage Trust, Series 2015-2-1A13	2.50%	#^	11/25/2060	20,399,152
9,295,424	US Residential Opportunity Fund Trust, Series 2016-3-A	3.60%	#^	10/27/2036	9,278,249
22,734,813	Verus Securitization Trust, Series 2017-1A-A1	2.85%	#^	01/25/2047	22,906,859
3,368,120	Verus Securitization Trust, Series 2017-1A-A2	3.16%	#^	01/25/2047	3,378,345
8,131,047	VOLT LLC, Series 2016-NPL11-A1	3.50%	#^	10/25/2046	8,158,439
28,095,503	VOLT LLC, Series 2017-NPL1-A1	3.63%	#^	02/25/2047	28,185,190
9,171,131	VOLT LLC, Series 2017-NPL3-A1	3.50%	#^	03/25/2047	9,223,150
9,722,194	VOLT LLC, Series 2017-NPL6-A1	3.25%	#^	05/28/2047	9,758,680
20,000,000	VOLT LLC, Series 2017-NPL7-A1	3.25%	#^	06/25/2047	20,032,456
20,000,000	VOLT LLC, Series 2017-NPL8	3.13%	#^	06/25/2047	20,018,000
952,312	Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR16-A	2.70%	#	12/25/2032	932,024
24,533	Wells Fargo Alternative Loan Trust, Series 2007-PA5-2A1	6.00%		11/25/2022	24,593
3,660,921	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR6-5A1	3.14%	#	03/25/2036	3,662,715

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $656,004,084)					658,316,467

US Corporate Bonds - 8.9%
1,032,000	AbbVie, Inc.	1.80%		05/14/2018	1,033,530
7,832,000	Amazon.com, Inc.	2.60%		12/05/2019	7,984,372
10,845,000	American Express Credit Corporation	2.20%		03/03/2020	10,899,941
2,560,000	American Honda Finance Corporation	1.70%		02/22/2019	2,563,576
7,771,000	American Honda Finance Corporation	1.20%		07/12/2019	7,699,305
10,370,000	Amgen, Inc.	2.20%		05/11/2020	10,426,620
5,385,000	Anheuser-Busch InBev Finance, Inc.	1.90%		02/01/2019	5,399,297
9,630,000	Bank of America Corporation	2.00%		01/11/2018	9,646,053
985,000	Bank of America Corporation	2.63%		10/19/2020	995,627
4,845,000	BB&T Corporation	2.25%		02/01/2019	4,874,637
4,875,000	Berkshire Hathaway Finance Corporation	1.70%		03/15/2019	4,887,972
5,320,000	Berkshire Hathaway Finance Corporation	1.30%		08/15/2019	5,283,244
6,150,000	Boston Properties LP	5.88%		10/15/2019	6,597,554
3,970,000	Broadcom Corporation	2.38%	^	01/15/2020	3,977,928
7,150,000	Cardinal Health, Inc.	1.95%		06/15/2018	7,170,649
3,260,000	Cardinal Health, Inc.	1.95%		06/14/2019	3,264,910
3,675,000	Caterpillar Financial Services Corporation	1.70%		06/16/2018	3,680,310
4,220,000	Caterpillar Financial Services Corporation	2.10%		01/10/2020	4,249,308
7,200,000	Celgene Corporation	2.13%		08/15/2018	7,229,945
1,255,000	Celgene Corporation	2.88%		08/15/2020	1,284,185
1,068,000	Chevron Corporation	1.56%		05/16/2019	1,065,221
5,655,000	Chevron Corporation	1.99%		03/03/2020	5,671,552
10,401,000	Cintas Corporation	2.90%		04/01/2022	10,573,875
6,366,000	Cisco Systems, Inc.	1.40%		09/20/2019	6,324,532
7,595,000	Citigroup, Inc.	2.05%		12/07/2018	7,609,165
5,440,000	Citigroup, Inc.	2.12%	#	04/25/2022	5,474,060
2,710,000	Comcast Corporation	5.88%		02/15/2018	2,781,474
4,690,000	Comcast Corporation	5.15%		03/01/2020	5,083,378
10,649,000	Consolidated Edison, Inc.	2.00%		03/15/2020	10,648,617
7,941,000	CVS Health Corporation	1.90%		07/20/2018	7,963,751
8,270,000	Daimler Finance North America LLC	2.25%	^	03/02/2020	8,281,206
8,650,000	Express Scripts Holding Company	2.25%		06/15/2019	8,683,112
8,290,000	General Mills, Inc.	2.20%		10/21/2019	8,349,348
7,935,000	General Motors Financial Company	2.65%		04/13/2020	7,976,603
2,966,000	Goldman Sachs Group, Inc.	2.90%		07/19/2018	3,000,483
5,340,000	Goldman Sachs Group, Inc.	2.30%		12/13/2019	5,356,971
3,435,000	Hewlett Packard Enterprise Company	2.85%		10/05/2018	3,465,537
2,890,000	Hewlett Packard Enterprise Company	3.60%		10/15/2020	2,981,873
4,885,000	John Deere Capital Corporation	1.60%		07/13/2018	4,890,437
2,825,000	John Deere Capital Corporation	1.95%		01/08/2019	2,838,484
1,240,000	John Deere Capital Corporation	1.95%		06/22/2020	1,243,788
11,105,000	JP Morgan Chase & Company	2.25%		01/23/2020	11,142,701
7,435,000	Kinder Morgan, Inc.	3.05%		12/01/2019	7,568,756
7,340,000	Kraft Heinz Foods Company	2.00%		07/02/2018	7,360,449
1,955,000	Kraft Heinz Foods Company	2.80%		07/02/2020	1,985,471
7,243,000	Kroger Company	6.15%		01/15/2020	7,918,149
7,240,000	Laboratory Corporation	2.50%		11/01/2018	7,300,092
7,324,000	McKesson Corporation	2.28%		03/15/2019	7,369,306
3,940,000	Molson Coors Brewing Company	1.45%		07/15/2019	3,894,083
10,530,000	Morgan Stanley	2.45%		02/01/2019	10,604,731
5,110,000	MUFG Americas Holdings Corporation	1.63%		02/09/2018	5,109,990
1,785,000	MUFG Americas Holdings Corporation	2.25%		02/10/2020	1,786,651
6,331,000	Mylan NV	2.50%		06/07/2019	6,384,813
5,490,000	National Rural Utilities Cooperative Finance Corporation	2.30%		11/15/2019	5,526,135
2,430,000	New York Life Global Funding	2.00%	^	04/09/2020	2,430,476
1,153,000	Newell Brands, Inc.	2.60%		03/29/2019	1,164,773
6,560,000	Newell Brands, Inc.	3.15%		04/01/2021	6,721,055
6,865,000	Philip Morris International, Inc.	5.65%		05/16/2018	7,102,199
535,000	Philip Morris International, Inc.	2.00%		02/21/2020	536,309
4,978,000	PNC Funding Corporation	4.38%		08/11/2020	5,300,345
4,896,000	Prudential Financial, Inc.	7.38%		06/15/2019	5,399,368
10,250,000	QUALCOMM, Inc.	2.10%		05/20/2020	10,300,738
5,335,000	Reynolds American, Inc.	3.25%		06/12/2020	5,496,005
5,282,000	Shell International Finance B.V.	1.38%		05/10/2019	5,252,537
7,555,000	Sherwin-Williams Company	2.25%		05/15/2020	7,576,547
7,317,000	Simon Property Group LP	2.20%		02/01/2019	7,364,773
4,840,000	Southern Company	2.45%		09/01/2018	4,873,333
3,175,000	Southern Company	1.85%		07/01/2019	3,164,354
5,948,000	Thermo Fisher Scientific, Inc.	2.15%		12/14/2018	5,972,583
1,426,000	Thermo Fisher Scientific, Inc.	3.60%		08/15/2021	1,487,074
4,492,000	TIAA Asset Management Finance Company LLC	2.95%	^	11/01/2019	4,558,958
5,405,000	Toyota Motor Credit Corporation	1.95%		04/17/2020	5,405,114
6,185,000	United Technologies Corporation	1.50%		11/01/2019	6,157,285
4,480,000	United Technologies Corporation	1.90%		05/04/2020	4,489,193
9,615,000	Verizon Communications, Inc.	2.95%	^	03/15/2022	9,691,305
4,000,000	WellPoint, Inc.	1.88%		01/15/2018	4,003,880
2,567,000	WellPoint, Inc.	2.30%		07/15/2018	2,582,127
8,120,000	Wells Fargo & Company	1.50%		01/16/2018	8,118,157
3,035,000	Wells Fargo & Company	2.15%		01/30/2020	3,047,189

Total US Corporate Bonds (Cost $441,339,438)					441,559,434

US Government / Agency Mortgage Backed Obligations - 1.0%
108,662	Federal Home Loan Mortgage Corporation, Pool G06871	6.00%		06/01/2038	122,570
227,932	Federal Home Loan Mortgage Corporation, Pool G06954	6.00%		05/01/2040	257,109
372,246	Federal Home Loan Mortgage Corporation, Pool N70081	5.50%		07/01/2038	412,255
21,454	Federal Home Loan Mortgage Corporation, Series 3267-BA	5.80%		11/15/2036	22,280
93,240	Federal Home Loan Mortgage Corporation, Series 3818-JA	4.50%		01/15/2040	94,954
44,602	Federal Home Loan Mortgage Corporation, Series 3872-BA	4.00%		06/15/2041	45,935
3,448,492	Federal Home Loan Mortgage Corporation, Series 4050-BC	2.00%		05/15/2041	3,438,800
134,638,308	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.44%	#I/O	03/25/2023	8,231,463
9,982,842	Federal National Mortgage Association, Pool AL9932	3.42%		01/01/2024	10,201,970
165,147	Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	174,467
1,476,184	Federal National Mortgage Association, Series 2012-133-PB	6.50%		04/25/2042	1,679,618
17,786,861	Federal National Mortgage Association, Series 2016-89-FH	1.72%	#	12/25/2046	17,785,484
39,506	Federal National Mortgage Association Pass-Thru, Pool 995112	5.50%		07/01/2036	44,278
118,449	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%		11/01/2041	123,429
120,281	Federal National Mortgage Association Pass-Thru, Pool AD0189	5.50%		02/01/2039	134,696
218,859	Federal National Mortgage Association Pass-Thru, Pool AL1690	6.00%		05/01/2041	247,778
171,211	Federal National Mortgage Association Pass-Thru, Pool AL1691	6.00%		06/01/2041	194,741
221,237	Federal National Mortgage Association Pass-Thru, Pool AL1744	6.00%		10/01/2040	251,127
4,825,887	Federal National Mortgage Association Pass-Thru, Pool AL4292	4.50%		04/01/2026	5,092,776

Total US Government / Agency Mortgage Backed Obligations (Cost $46,192,894)					48,555,730

US Government and Agency Obligations - 10.0%
79,800,000	United States Treasury Notes	0.88%		11/30/2017	79,719,961
74,700,000	United States Treasury Notes	1.00%		03/15/2018	74,583,318
89,800,000	United States Treasury Notes	0.88%		03/31/2018	89,547,482
80,000,000	United States Treasury Notes	0.88%		05/31/2018	79,726,560
30,100,000	United States Treasury Notes	0.75%		10/31/2018	29,872,474
69,100,000	United States Treasury Notes	1.63%		06/30/2020	69,226,868
70,000,000	United States Treasury Notes	1.38%		09/30/2020	69,487,320

Total US Government and Agency Obligations (Cost $492,612,909)					492,163,983

Affiliated Mutual Funds - 1.0%
5,000,000	DoubleLine Low Duration Emerging Markets Fixed Income Fund (Class I)				49,400,000

Total Affiliated Mutual Funds (Cost $50,000,000)					49,400,000

Exchange Traded Funds and Common Stocks - 0.0%
44,664	Frontera Energy Corporation *				1,179,640

Total Exchange Traded Funds and Common Stocks (Cost $8,231,569)					1,179,640

Short Term Investments - 4.9%
81,365,421	BlackRock Liquidity Funds FedFund - Institutional Shares	0.86%	◆		81,365,421
81,365,400	Fidelity Institutional Money Market Government Portfolio - Class I	0.81%	◆		81,365,400
81,365,400	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.84%	◆		81,365,400

Total Short Term Investments (Cost $244,096,221)					244,096,221

Total Investments - 102.7% (Cost $5,080,522,431)					5,080,985,583
Liabilities in Excess of Other Assets - (2.7)%					(131,220,923)

NET ASSETS - 100.0%					$4,949,764,660

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2017, the value of these securities amounted to $2,230,679,919 or 45.1% of net assets.
¥	Illiquid security. At June 30, 2017, the value of these securities amounted to $2,359,570 or 0.0% of net assets.
#	Variable rate security. Rate disclosed as of June 30, 2017.
†	Perpetual Maturity
I/O	Interest only security
*	Non-income producing security
◆	Seven-day yield as of June 30, 2017

 The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows+:

Tax Cost of Investments	$5,081,595,696

Gross Tax Unrealized Appreciation	23,795,957
Gross Tax Unrealized Depreciation	(24,406,070)

Net Tax Unrealized Appreciation (Depreciation)	$(610,113)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	15.9%
Foreign Corporate Bonds	15.0%
Non-Agency Commercial Mortgage Backed Obligations	13.8%
Non-Agency Residential Collateralized Mortgage Obligations	13.4%
Asset Backed Obligations	10.6%
US Government and Agency Obligations	10.0%
US Corporate Bonds	8.9%
Short Term Investments	4.9%
Bank Loans	4.9%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	3.3%
Affiliated Mutual Funds	1.0%
US Government / Agency Mortgage Backed Obligations	1.0%
Exchange Traded Funds and Common Stocks	0.0%	~
Other Assets and Liabilities	(2.7)%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	15.9%
Non-Agency Commercial Mortgage Backed Obligations	13.8%
Non-Agency Residential Collateralized Mortgage Obligations	13.4%
Asset Backed Obligations	10.6%
US Government and Agency Obligations	10.0%
Banking	8.6%
Short Term Investments	4.9%
Oil & Gas	3.4%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	3.3%
Telecommunications	1.9%
Utilities	1.4%
Transportation	1.2%
Healthcare	1.1%
Affiliated Mutual Funds	1.0%
US Government / Agency Mortgage Backed Obligations	1.0%
Automotive	0.8%
Pharmaceuticals	0.8%
Food Products	0.7%
Pulp & Paper	0.7%
Business Equipment and Services	0.6%
Technology	0.6%
Chemicals/Plastics	0.6%
Media	0.6%
Beverage and Tobacco	0.6%
Aerospace & Defense	0.6%
Finance	0.5%
Conglomerates	0.4%
Biotechnology	0.4%
Hotels/Motels/Inns and Casinos	0.3%
Construction	0.3%
Food/Drug Retailers	0.3%
Insurance	0.3%
Energy	0.3%
Consumer Products	0.3%
Real Estate	0.3%
Electronics/Electric	0.3%
Semiconductors & Semiconductor Equipment	0.2%
Containers and Glass Products	0.2%
Health Care Providers & Services	0.1%
Food Service	0.1%
Industrial Equipment	0.1%
Leisure	0.1%
Retailers (other than Food/Drug)	0.1%
Other Assets and Liabilities	(2.7)%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	84.3%
Chile	2.6%
Mexico	2.3%
India	1.6%
China	1.3%
Singapore	1.2%
Colombia	1.0%
Panama	0.9%
Peru	0.9%
Canada	0.7%
Israel	0.7%
Malaysia	0.7%
South Korea	0.5%
United Kingdom	0.5%
Costa Rica	0.5%
Hong Kong	0.4%
Indonesia	0.4%
Philippines	0.3%
Qatar	0.3%
Dominican Republic	0.3%
Australia	0.3%
Guatemala	0.2%
Netherlands	0.2%
Brazil	0.2%
France	0.2%
Poland	0.1%
Ireland	0.1%
Jamaica	0.0%	~
Paraguay	0.0%	~
Other Assets and Liabilities	(2.7)%

	100.0%

~	Represents less than 0.05% of net assets

DoubleLine Floating Rate Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Bank Loans - 92.0%
Aerospace & Defense - 1.8%
3,965,063	Avantor Performance Materials Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan	5.23%	#	03/08/2024	3,978,286
3,756,030	TransDigm, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche F	4.23%	#	06/09/2023	3,754,321

					7,732,607

Automotive - 3.4%
2,759,593	American Tire Distributors, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.48%	#	09/01/2021	2,777,710
380,000	Capital Automotive LP, Guaranteed Secured 2nd Lien Term Loan	7.22%	#	03/24/2025	387,125
2,390,000	Capital Automotive LP, Senior Secured 1st Lien Term Loan, Tranche B	4.22%	#	03/25/2024	2,411,211
613,891	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Synthetic Letter Of Credit	1.20%	#	03/19/2021	567,849
863,912	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Term Loan	6.67%	#	03/19/2021	807,973
107,989	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Term Loan	6.67%	#	03/19/2021	100,997
626,336	Ceva Intercompany BV, Guaranteed Senior Secured 1st Lien Term Loan	6.67%	#	03/19/2021	585,780
356,818	CH Hold Corporation, Senior Secured 1st Lien Delayed-Draw Term Loan	3.00%	# &	02/01/2024	358,677
3,559,261	CH Hold Corporation, Senior Secured 1st Lien Term Loan	4.23%	#	02/01/2024	3,577,805
3,301,097	Federal-Mogul Holdings Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C	4.98%	#	04/15/2021	3,314,846
210,000	UOS LLC, Senior Secured 1st Lien Term Loan, Tranche B	6.80%	#	04/18/2023	213,938

					15,103,911

Beverage and Tobacco - 0.4%
1,710,713	Chill Merger Sub Inc., Senior Secured 1st Lien Term Loan	5.48%	#	03/20/2024	1,732,096

Building and Development (including Steel/Metals) - 1.9%
4,185,065	Gates Global LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.55%	#	04/01/2024	4,190,066
3,908,084	Jeld-Wen, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.30%	#	07/01/2022	3,944,722

					8,134,788

Business Equipment and Services - 5.9%
4,149,600	AlixPartners LLP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.30%	#	04/04/2024	4,172,941
4,140,000	Bright Bidco BV, Senior Secured 1st Lien Term Loan	5.80%	#	03/15/2024	4,204,687
1,544,603	Mitchell International, Inc., Guaranteed Secured 2nd Lien Term Loan	8.67%	#	10/11/2021	1,561,014
3,204,364	RentPath LLC, Senior Secured 1st Lien Term Loan, Tranche B	6.48%	# ¥	12/17/2021	3,201,704
3,096,395	Sabre GLBL Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.98%	#	02/22/2024	3,120,439
1,823,874	Scientific Games International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B3	5.23%	#	10/01/2021	1,844,019
4,024,672	Solera LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.48%	#	03/03/2023	4,043,045
3,774,874	USAGM HoldCo LLC, Senior Secured 1st Lien Term Loan	5.05%	#	07/28/2022	3,791,389

					25,939,238

Chemicals/Plastics - 4.8%
4,170,000	Alpha 3 B.V., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	4.30%	#	01/31/2024	4,184,991
3,726,534	Kraton Polymers LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.23%	#	01/06/2022	3,767,191
4,135,497	Milacron LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.23%	#	09/28/2023	4,149,723
3,983,440	PQ Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.48%	#	11/04/2022	4,031,242
948,117	Solenis International LP, Guaranteed Secured 2nd Lien Term Loan	7.95%	#	07/29/2022	951,909
4,155,974	Univar USA, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.98%	#	07/01/2022	4,165,387

					21,250,443

Commercial Services - 1.9%
4,000,000	Brand Energy & Infrastructure Services, Inc., Senior Secured 1st Lien Term Loan	5.50%	#	06/21/2024	4,001,240
2,066,985	Garda World Security Corporation, Senior Secured 1st Lien Term Loan, Tranche B	5.23%	#	05/24/2024	2,083,780
2,065,000	OPE Inmar Acquisition, Inc., Senior Secured 1st Lien Term Loan	4.67%	#	05/01/2024	2,071,773

					8,156,793

Consumer Products - 4.0%
1,590,000	Ascend Learning LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.45%	#	07/29/2024	1,592,981
3,075,000	BJ’s Wholesale Club, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.97%	#	02/02/2024	2,987,870
4,240,000	Constellis Holdings LLC, Senior Secured 1st Lien Term Loan	6.30%	#	04/19/2024	4,197,600
4,049,850	Equinox Holdings, Inc., Senior Secured 1st Lien Term Loan	4.48%	#	03/08/2024	4,073,279
4,144,819	Life Time Fitness, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.23%	#	06/10/2022	4,155,616
514,753	Revlon Consumer Products Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.73%	#	09/07/2023	481,680

					17,489,026

Containers and Glass Products - 2.2%
1,360,000	Albea Beauty Holdings SA, Senior Secured 1st Lien Term Loan, Tranche B	5.16%	#	04/12/2024	1,355,322
4,000,000	BWAY Corporporation, Senior Secured 1st Lien Term Loan, Tranche B	4.33%	#	04/03/2024	4,004,640
4,149,628	Reynolds Group, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.23%	#	02/03/2023	4,159,545

					9,519,507

Cosmetics/Toiletries - 0.9%
3,801,033	KIK Custom Products, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.79%	#	08/26/2022	3,842,996

Electronics/Electric - 1.6%
3,704,281	Evergreen Skills, Senior Secured 1st Lien Term Loan	5.98%	#	04/28/2021	3,510,473
1,353,200	GTT Communications, Inc., Guaranteed Senior Secured 1st Lien Term Loan	5.25%	#	01/09/2024	1,360,819
1,959,981	Informatica Corporation, Senior Secured 1st Lien Term Loan, Tranche B	4.80%	#	08/05/2022	1,961,382

					6,832,674

Energy - 2.6%
4,188,542	Energy Transfer Equity LP, Senior Secured 1st Lien Term Loan	3.83%	#	02/02/2024	4,174,950
2,763,075	Foresight Energy LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	7.05%	#	03/28/2022	2,638,751
925,000	Gavilan Resources LLC, Secured 2nd Lien Term Loan	7.08%	#	03/01/2024	884,915
3,715,688	Peabody Energy Corporation, Guaranteed Senior Secured 1st Lien Term Loan	5.73%	#	03/31/2022	3,715,223

					11,413,839

Finance - 1.9%
4,061,606	ASP AMC Merger Sub, Inc., Senior Secured 1st Lien Term Loan	4.80%	#	04/22/2024	4,024,382
2,974,977	GTCR Valor Companies, Inc., Senior Secured 1st Lien Term Loan, Tranche B	7.23%	#	06/16/2023	2,996,367
1,135,000	TecoStar Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.92%	#	05/01/2024	1,136,419

					8,157,168

Food Products - 2.2%
3,158,194	CSM Bakery Supplies LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.15%	#	07/03/2020	3,010,154
2,965,273	Ferrara Candy Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.80%	#	06/15/2023	2,852,237
3,912,909	NBTY Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.80%	#	05/05/2023	3,922,006

					9,784,397

Food/Drug Retailers - 1.5%
2,669,659	Albertson’s Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4	3.98%	#	08/25/2021	2,640,133
4,210,000	Kloeckner Pentaplast, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.55%	#	06/29/2022	4,173,162

					6,813,295

Health Care Providers & Services - 4.0%
3,855,000	Air Medical Group Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B1	5.16%	#	04/28/2022	3,845,844
3,936,754	American Renal Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.47%	#	06/21/2024	3,937,994
3,977,478	Envision Healthcare Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C	4.30%	#	12/01/2023	4,002,338
1,185,000	Surgery Center Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.47%	#	06/20/2024	1,190,931
3,985,013	Team Health Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.98%	#	02/06/2024	3,958,253
420,000	US Anesthesia Partners, Inc., Senior Secured 1st Lien Term Loan	4.47%	#	06/24/2024	420,962

					17,356,322

Healthcare - 7.4%
4,164,563	Change Healthcare Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	3.98%	#	03/01/2024	4,170,330
1,875,253	CHG Healthcare Services, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	4.42%	#	06/07/2023	1,895,571
3,954,470	Community Health Systems Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche G	3.98%	#	12/31/2019	3,952,948
2,170,395	CPI Holdco LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.30%	#	03/21/2024	2,183,960
3,164,525	DJO Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.48%	#	06/08/2020	3,137,168
3,617,213	MPH Acquisition Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.30%	#	06/07/2023	3,622,295
75,000	NVA Holdings, Inc., Senior Secured 1st Lien Delayed-Draw	4.68%	# &	08/14/2021	75,516
4,100,000	Pharmaceutical Product Development LLC, Senior Secured 1st Lien Term Loan	3.98%	#	08/18/2022	4,106,601
2,370,816	Precyse Acquisition Corporation, Senior Secured 1st Lien Term Loan, Tranche B	5.73%	#	10/20/2022	2,386,380
4,139,625	Select Medical Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.65%	#	03/06/2024	4,178,475
2,895,751	US Renal Care, Inc., Senior Secured 1st Lien Term Loan	5.55%	#	12/30/2022	2,807,967

					32,517,211

Hotels/Motels/Inns and Casinos - 1.7%
622,333	CityCenter Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.72%	#	04/18/2024	624,016
1,980,038	Eldorado Resorts, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.38%	#	04/17/2024	1,966,425
3,368,431	Greektown Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.23%	#	04/25/2024	3,370,537
1,498,410	Mohegan Tribal Gaming Authority, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.23%	#	10/13/2023	1,516,908

					7,477,886

Industrial Equipment - 2.3%
180,000	Clark Equipment Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.93%	#	05/18/2024	180,765
3,912,312	Filtration Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.48%	#	11/23/2020	3,926,983
887,921	Manitowoc Foodservice, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.23%	#	03/03/2023	897,910
922,688	Pike Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.98%	#	03/08/2024	935,951
3,955,744	Zodiac Pool Solutions LLC, Guaranteed Senior Secured 1st Lien Term Loan	5.30%	#	12/20/2023	3,995,302

					9,936,911

Insurance - 2.6%
608,475	Acrisure LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	6.30%	#	11/22/2023	615,445
2,080,000	Asurion LLC, Senior Secured 1st Lien Term Loan, Tranche B5	4.23%	#	11/03/2023	2,094,300
1,625,000	Lonestar Intermediate Super Holdings LLC, Senior Unsecured Term Loan (PIK 10.98%)	10.23%	#	08/31/2021	1,678,324
3,781,991	VF Holdings Corporation, Senior Secured 1st Lien Term Loan	4.55%	#	06/30/2023	3,785,528
3,212,197	York Risk Services Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.98%	#	10/01/2021	3,149,559

					11,323,156

Leisure - 1.7%
1,925,000	Intrawest Resorts Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B1	4.53%	#	06/28/2024	1,929,812
4,149,490	Nord Anglia Education Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.70%	#	03/31/2021	4,178,039
1,486,275	Travel Leaders Group LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	6.48%	#	01/25/2024	1,494,635

					7,602,486

Media - 7.0%
3,352,318	Cengage Learning, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.34%	#	06/07/2023	3,176,322
3,710,525	CSC Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.46%	#	07/17/2025	3,689,653
2,177,366	McGraw-Hill Financial, Inc., Senior Secured 1st Lien Term Loan	5.23%	#	05/04/2022	2,146,229
336,189	Mission Broadcasting, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	7.25%	#	01/17/2024	337,330
3,402,465	Nexstar Broadcasting, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.24%	#	01/17/2024	3,414,017
3,925,163	RCN Corporation, Senior Secured 1st Lien Term Loan	4.23%	#	02/01/2024	3,875,627
219,357	Tribune Media Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.23%	#	12/24/2020	220,455
3,836,240	Tribune Media Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C	4.23%	#	01/26/2024	3,854,941
3,941,175	UFC Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.47%	#	08/18/2023	3,953,846
2,335,000	WideOpenWest Finance LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	08/18/2023	2,335,806
3,940,000	WMG Acquisition Corporation, Guaranteed Senior Secured 1st Lien Term Loan	3.72%	#	11/01/2023	3,945,536

					30,949,762

Mining - 0.9%
1,805,030	Fairmount Minerals, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	4.80%	#	09/05/2019	1,708,913
2,298,450	Harsco Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	6.25%	#	11/02/2023	2,335,811

					4,044,724

Oil & Gas - 0.2%
697,173	Ultra Resources, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.12%	#	04/12/2024	695,430

Pharmaceuticals - 0.2%
1,038,238	Vizient, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.73%	#	02/13/2023	1,048,408

Real Estate - 0.9%
3,886,193	Lightstone Holdco LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.73%	#	01/30/2024	3,795,217
240,353	Lightstone Holdco LLC, Senior Secured 1st Lien Term Loan, Tranche C	5.73%	#	01/30/2024	234,726

					4,029,943

Retailers (other than Food/Drug) - 4.3%
3,733,927	Harbor Freight Tools USA, Inc., Senior Secured 1st Lien Term Loan	4.48%	#	08/18/2023	3,736,970
2,965,100	Jo-Ann Stores LLC, Senior Secured 1st Lien Term Loan	6.39%	#	10/20/2023	2,957,065
4,194,967	Leslie’s Poolmart, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.87%	#	08/16/2023	4,214,641
4,109,849	National Vision, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.23%	#	03/12/2021	4,131,939
3,947,621	Party City Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.30%	#	08/19/2022	3,957,490

					18,998,105

Technology - 11.0%
3,995,000	Almonde, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.74%	#	06/13/2024	4,000,214
3,935,769	Compuware Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B3	5.55%	#	12/15/2021	3,970,207
3,820,000	First Data Corporation, Guaranteed Senior Secured 1st Lien Term Loan	3.47%	#	07/08/2022	3,817,918
2,925,000	Hyland Software, Inc., Senior Secured 1st Lien Term Loan	4.00%	#	07/01/2022	2,947,303
775,000	Hyland Software, Inc., Senior Secured 1st Lien Term Loan	4.48%	#	07/01/2022	780,909
4,154,125	JDA Software Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.73%	#	10/12/2023	4,187,150
3,691,473	Kronos Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.68%	#	11/01/2023	3,720,950
106,407	MA FinanceCo LLC, Senior Secured 1st Lien Term Loan, Tranche B	3.96%	#	06/21/2024	106,726
3,194,299	Optiv Security, Inc., Senior Secured 1st Lien Term Loan	4.44%	#	02/01/2024	3,142,392
4,160,000	Project Alpha Intermediate Holding, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.67%	#	04/26/2024	4,138,555
4,025,545	Seahawk Holding Ltd., Senior Secured 1st Lien Term Loan	7.23%	#	10/31/2022	4,093,980
718,593	Seattle SpinCo, Inc., Senior Secured 1st Lien Term Loan, Tranche B3	4.03%	#	06/21/2024	720,749
4,144,824	SolarWinds Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.73%	#	02/03/2023	4,159,082
4,203,101	Sophia LP, Senior Secured 1st Lien Term Loan, Tranche B	4.55%	#	09/30/2022	4,197,847
902,738	TCH-2 Holdings LLC, Senior Secured 1st Lien Term Loan	5.23%	#	05/06/2021	908,380
1,920,000	Tempo Acquisition LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.06%	#	05/01/2024	1,926,749
1,619,853	Western Digital Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.98%	#	04/28/2023	1,629,475

					48,448,586

Telecommunications - 5.4%
3,415,000	CenturyLink, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	1.38%	#	01/31/2025	3,381,089
4,195,000	Colorado Buyer, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.17%	#	05/01/2024	4,205,487
180,000	Digicel International Finance Ltd., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.94%	#	05/27/2024	181,435
4,124,551	Genesys Telecommunications Laboratories, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.30%	#	12/01/2023	4,144,142
4,095,000	Hargray Corporation, Senior Secured 1st Lien Term Loan, Tranche B	4.23%	#	05/16/2024	4,105,237
3,828,473	Securus Technologies Holdings, Inc., Senior Secured 1st Lien Term Loan	5.69%	#	06/20/2024	3,830,081
3,883,087	Telesat Canada, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4	4.30%	#	11/17/2023	3,910,832

					23,758,303

Transportation - 4.5%
4,095,140	Americold Realty Trust, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.98%	#	12/01/2022	4,159,127
3,400,000	Arctic LNG Carriers Ltd., Senior Secured 1st Lien Term Loan, Tranche B	5.73%	#	05/18/2023	3,402,125
4,146,467	Kenan Advantage Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B1	4.23%	#	08/01/2022	4,158,575
3,940,802	PODS LLC, Senior Secured 1st Lien Term Loan, Tranche B2	4.34%	#	02/02/2022	3,968,703
4,049,850	TKC Holdings, Inc., Senior Secured 1st Lien Term Loan	5.38%	#	02/01/2023	4,048,594

					19,737,124

Utilities - 0.9%
4,072,044	EFS Cogen Holdings I LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.80%	#	06/28/2023	4,095,316

Total Bank Loans (Cost $403,482,244)					403,922,451

Collateralized Loan Obligations - 0.9%
1,000,000	Madison Park Funding Ltd., Series 2014-15A-DR	6.61%	#^	01/27/2026	1,000,150
1,000,000	Octagon Investment Partners Ltd., Series 2012-1A-CR	5.16%	#^	07/15/2029	1,009,282
1,000,000	Octagon Investment Partners Ltd., Series 2017-1A-D	7.45%	#^	03/17/2030	990,084
1,000,000	Venture Ltd., Series 2016-24A-E	7.88%	# ^	10/20/2028	1,000,639

Total Collateralized Loan Obligations (Cost $3,972,520)					4,000,155

Foreign Corporate Bonds - 0.2%
Containers and Glass Products - 0.2%
1,000,000	Ardagh Packaging Finance, Inc.	6.00%	^	02/15/2025	1,052,500

Total Foreign Corporate Bonds (Cost $1,000,783)					1,052,500

US Corporate Bonds - 2.7%
Commercial Services - 0.1%
455,000	KAR Auction Services, Inc.	5.13%	^	06/01/2025	464,669

Food Products - 0.5%
1,035,000	B&G Foods, Inc.	5.25%		04/01/2025	1,058,287
1,000,000	Post Holdings, Inc.	5.50%	^	03/01/2025	1,033,750

					2,092,037

Food/Drug Retailers - 0.2%
1,010,000	Albertson’s Holdings LLC	5.75%	^	03/15/2025	941,825

Health Care Providers & Services - 0.2%
1,000,000	Centene Corporation	4.75%		01/15/2025	1,030,000

Healthcare - 0.3%
325,000	THC Escrow Corporation	7.00%	^	08/01/2025	324,594
1,000,000	Universal Hospital Services, Inc.	7.63%		08/15/2020	1,021,250

					1,345,844

Hotels/Motels/Inns and Casinos - 0.2%
950,000	Scientific Games International, Inc.	7.00%	^	01/01/2022	1,014,125

Leisure - 0.4%
1,000,000	Six Flags Entertainment Corporation	4.88%	^	07/31/2024	1,008,620
500,000	Viking Cruises Ltd.	8.50%	^	10/15/2022	526,875

					1,535,495

Mining - 0.1%
600,000	SunCoke Energy Partners Finance Corporation	7.50%	^	06/15/2025	595,500

Pharmaceuticals - 0.4%
1,665,000	inVentiv Group Holdings, Inc.	7.50%	^	10/01/2024	1,814,850

Telecommunications - 0.3%
1,000,000	Cincinnati Bell, Inc.	7.00%	^	07/15/2024	1,047,700

Total US Corporate Bonds (Cost $11,725,603)					11,882,045

Short Term Investments - 9.1%
13,281,396	BlackRock Liquidity Funds FedFund - Institutional Shares	0.86%	◆		13,281,396
13,281,395	Fidelity Institutional Money Market Government Portfolio - Class I	0.81%	◆		13,281,395
13,281,395	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.84%	◆		13,281,395

Total Short Term Investments (Cost $39,844,186)					39,844,186

Total Investments - 104.9% (Cost $460,025,336)					460,701,337
Liabilities in Excess of Other Assets - (4.9)%					(21,598,055)

NET ASSETS - 100.0%					$439,103,282

#	Variable rate security. Rate disclosed as of June 30, 2017.
^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2017, the value of these securities amounted to $13,825,163 or 3.1% of net assets.
◆	Seven-day yield as of June 30, 2017
¥	Illiquid security. At June 30, 2017, the value of these securities amounted to $3,201,704 or 0.7% of net assets.
PIK	A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
&	Unfunded or partially unfunded loan commitment. At June 30, 2017, the value of these securities amounted to $431,818 or 0.1% of net assets

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows+:

Tax Cost of Investments	$460,055,407

Gross Tax Unrealized Appreciation	2,089,353
Gross Tax Unrealized Depreciation	(1,443,423)

Net Tax Unrealized Appreciation (Depreciation)	$645,930

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Bank Loans	92.0%
Short Term Investments	9.1%
US Corporate Bonds	2.7%
Collateralized Loan Obligations	0.9%
Foreign Corporate Bonds	0.2%
Other Assets and Liabilities	(4.9)%

100.0%

DoubleLine Shiller Enhanced CAPE®

Schedule of Investments

June 30, 2017 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 7.2%
7,455,363	Arcadia Receivables Credit Trust, Series 2017-1-A	3.25%	^	06/15/2023	7,485,161
24,209	AVANT Loans Funding Trust, Series 2016-B-A	3.92%	^	08/15/2019	24,228
4,090,856	AVANT Loans Funding Trust, Series 2017-A-A	2.41%	^	03/15/2021	4,093,182
433,977	Citi Held For Asset Issuance, Series 2015-PM1-B	2.93%	^	12/15/2021	434,261
982,191	Colony American Finance Ltd., Series 2016-1-A	2.54%	^	06/15/2048	977,030
5,541,450	Colony American Homes, Series 2014-2A-E	4.42%	#^	07/17/2031	5,590,804
6,200,000	Colony Starwood Homes Trust, Series 2016-2A-D	3.35%	#^	12/17/2033	6,283,339
8,399,925	Conn Funding LP, Series 2017-A-A	2.73%	^	05/15/2020	8,411,834
287,042	Consumer Installment Loan Trust, Series 2016-LD1-A	3.96%	^	07/15/2022	289,275
5,000,000	DRB Prime Student Loan Trust, Series 2017-A-B	3.10%	#^	05/27/2042	5,019,834
10,000,000	Earnest Student Loan Program, Series 2017-A-A2	2.65%	^	01/25/2041	9,986,909
2,500,000	Flagship Credit Auto Trust, Series 2016-3-B	2.43%	^	06/15/2021	2,497,774
8,120,000	Flagship Credit Auto Trust, Series 2016-4-C	2.71%	^	11/15/2022	8,072,619
6,850,000	Flagship Credit Auto Trust, Series 2017-1-C	3.22%	^	05/15/2023	6,899,884
12,750,000	Helios Issuer LLC, Series 2017-1A-A	4.94%	^	09/20/2049	12,757,783
4,792,149	HERO Funding Trust, Series 2016-1A-A	4.05%	^	09/20/2041	4,939,666
20,000,000	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85%	^	07/30/2047	20,100,000
15,000,000	Kabbage Asset Securitization LLC, Series 2017-1-A	4.57%	^	03/15/2022	15,355,155
2,761,843	LendingClub Issuance Trust, Series 2016-NP2-A	3.00%	^	01/17/2023	2,771,004
10,000,000	Lendmark Funding Trust, Series 2017-1A-A	2.83%	^	01/22/2024	9,997,953
5,000,000	Mariner Finance Issuance Trust, Series 2017-AA-A	3.62%	^	02/20/2029	5,045,144
209,817	MarketPlace Loan Trust, Series 2015-AV2-A	4.00%	^	10/15/2021	211,278
3,043,484	Mosaic Solar Loans LLC, Series 2017-1A-A	4.45%	^	06/20/2042	3,091,693
4,000,000	OneMain Direct Auto Receivables Trust, Series 2016-1A-B	2.76%	^	05/15/2021	4,008,408
894,773	OneMain Financial Issuance Trust, Series 2014-1A-A	2.43%	^	06/18/2024	895,144
3,000,000	Oportun Funding LLC, Series 2016-B-A	3.69%	^	07/08/2021	3,031,030
3,000,000	Oportun Funding LLC, Series 2016-C-A	3.28%	^	11/08/2021	3,019,183
2,650,000	Progress Residential Trust, Series 2016-SFR1-C	3.71%	#^	09/17/2033	2,726,693
3,000,000	Progress Residential Trust, Series 2016-SFR2-D	3.67%	#^	01/17/2034	3,073,826
6,672,526	RCO Trust, Series 2016-SFR1-A	3.75%	#^	11/25/2051	6,763,219
4,380,390	SCF Equipment Leasing LLC, Series 2017-1A-A	3.77%	^	01/20/2023	4,428,621
6,730,596	Sierra Timeshare Receivables Funding LLC, Series 2016-3A-A	2.43%	^	10/20/2033	6,679,858
9,000,000	SLM Private Credit Student Loan Trust, Series 2006-A-A5	1.54%	#	06/15/2039	8,540,025
1,940,414	SoFi Consumer Loan Program LLC, Series 2017-3-A	2.77%	^	05/25/2026	1,951,279
2,083,471	SoFi Consumer Loan Program LLC, Series 2016-1-A	3.26%	^	08/25/2025	2,119,604
2,185,025	SoFi Consumer Loan Program LLC, Series 2016-3-A	3.05%	^	12/26/2025	2,206,424
1,304,135	SoFi Consumer Loan Program Trust, Series 2016-2-A	3.09%	^	10/27/2025	1,316,612
8,390,696	SoFi Consumer Loan Program Trust, Series 2017-1-A	3.28%	^	01/26/2026	8,503,602
4,361,893	SoFi Consumer Loan Program Trust, Series 2017-2-A	3.28%	^	02/25/2026	4,420,124
5,000,000	SoFi Professional Loan Program, Series 2017-A-A2B	2.40%	^	03/26/2040	4,958,988
3,982,780	SpringCastle America Funding LLC, Series 2016-AA-A	3.05%	^	04/25/2029	4,011,236
9,000,000	Springleaf Funding Trust, Series 2016-AA-A	2.90%	^	11/15/2029	9,048,224
20,000,000	Springleaf Funding Trust, Series 2017-AA-A	2.68%	^	07/15/2030	20,006,260
2,037,298	Spruce Asset Backed Securities Trust, Series 2016-E1-A	4.32%	^	06/15/2028	2,022,185
23,754,795	TAL Advantage LLC, Series 2017-1A-A	4.50%	^	04/21/2042	24,723,226
9,000,000	Triton Container Finance LLC, Series 2017-1A-A	3.52%	^	06/20/2042	8,986,135
1,000,000	Westlake Automobile Receivables Trust, Series 2016-2A-B	2.30%	^	11/15/2019	1,001,779
14,000,000	Westlake Automobile Receivables Trust, Series 2017-1A-C	2.70%	^	10/17/2022	14,050,305

Total Asset Backed Obligations (Cost $290,300,458)					292,827,800

Bank Loans - 6.7%
2,235,421	Acadia Healthcare Company, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.80%	#	02/16/2023	2,253,863
1,296,750	Acrisure LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	6.30%	#	11/22/2023	1,311,604
2,110,000	Air Medical Group Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B1	5.16%	#	04/28/2022	2,104,989
745,000	Albea Beauty Holdings SA, Senior Secured 1st Lien Term Loan, Tranche B	5.05%	#	04/12/2024	742,437
1,852,295	Albertson’s Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4	3.98%	#	08/25/2021	1,831,809
2,699,350	AlixPartners LLP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.30%	#	04/04/2024	2,714,534
2,190,000	Almonde, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.74%	#	06/13/2024	2,192,858
2,250,000	Alpha 3 B.V., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	4.30%	#	01/31/2024	2,258,089
178,200	American Axle & Manufacturing, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.28%	#	04/08/2024	176,694
2,020,828	American Renal Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.47%	#	06/21/2024	2,021,465
1,789,935	American Tire Distributors, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.48%	#	09/01/2021	1,801,686
2,099,064	Americold Realty Trust, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.98%	#	12/01/2022	2,131,862
1,865,000	Arctic LNG Carriers Ltd., Senior Secured 1st Lien Term Loan, Tranche B	5.73%	#	05/18/2023	1,866,166
1,040,000	Ascend Learning LLC, Senior Secured 1st Lien Term Loan, Tranche B	0.00%	#	07/29/2024	1,041,950
2,320,918	ASP AMC Merger Sub, Inc., Senior Secured 1st Lien Term Loan	4.80%	#	04/22/2024	2,299,647
1,250,000	Asurion LLC, Senior Secured 1st Lien Term Loan, Tranche B5	4.23%	#	11/03/2023	1,258,594
2,658,338	Avantor Performance Materials Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan	5.23%	#	03/08/2024	2,667,203
499,138	Berry Plastics Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche I	3.62%	#	10/01/2022	500,214
2,500,000	BJ’s Wholesale Club, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.97%	#	02/02/2024	2,429,162
4,190,000	Brand Energy & Infrastructure Services, Inc., Senior Secured 1st Lien Term Loan	5.50%	#	06/21/2024	4,191,299
2,245,000	Bright Bidco BV, Senior Secured 1st Lien Term Loan	5.80%	#	03/15/2024	2,280,078
1,785,285	Burger King Restaurant Brands, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.55%	#	02/16/2024	1,782,500
4,315,000	BWAY Corporporation, Senior Secured 1st Lien Term Loan, Tranche B	4.33%	#	04/03/2024	4,320,005
200,000	Capital Automotive LP, Guaranteed Secured 2nd Lien Term Loan	7.22%	#	03/24/2025	203,750
2,500,000	Capital Automotive LP, Senior Secured 1st Lien Term Loan, Tranche B	4.22%	#	03/25/2024	2,522,187
1,656,178	Cengage Learning, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.34%	#	06/07/2023	1,569,229
2,050,000	CenturyLink, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	1.38%	#	01/31/2025	2,029,643
55,979	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Term Loan	6.67%	#	03/19/2021	52,354
318,226	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Synthetic Letter Of Credit	1.20%	#	03/19/2021	294,359
447,830	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Term Loan	6.67%	#	03/19/2021	418,833
324,677	Ceva Intercompany BV, Guaranteed Senior Secured 1st Lien Term Loan	6.67%	#	03/19/2021	303,654
193,182	CH Hold Corporation, Senior Secured 1st Lien Delayed-Draw Term Loan	3.00%	#&	02/01/2024	194,188
1,926,989	CH Hold Corporation, Senior Secured 1st Lien Term Loan	4.23%	#	02/01/2024	1,937,028
2,254,350	Change Healthcare Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	3.98%	#	03/01/2024	2,257,472
1,974,885	CHG Healthcare Services, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.42%	#	06/07/2023	1,996,282
548,625	Chill Merger Sub Inc., Senior Secured 1st Lien Term Loan	5.48%	#	03/20/2024	555,483
1,349,735	CityCenter Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.72%	#	04/18/2024	1,353,386
105,000	Clark Equipment Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.93%	#	05/18/2024	105,446
2,735,000	Colorado Buyer, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.17%	#	05/01/2024	2,741,837
4,009,160	Community Health Systems Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche G	3.98%	#	12/31/2019	4,007,616
1,993,550	Compuware Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B3	5.55%	#	12/15/2021	2,010,993
4,065,000	Constellis Holdings LLC, Senior Secured 1st Lien Term Loan	6.30%	#	04/19/2024	4,024,350
927,675	CPI Holdco LLC, Senior Secured 1st Lien Term Loan	5.30%	#	03/21/2024	933,473
2,501,363	CSC Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.46%	#	07/17/2025	2,487,293
2,502,340	CSM Bakery Supplies LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.15%	#	07/03/2020	2,385,043
2,258,540	Dell International, LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.73%	#	09/07/2023	2,269,358
105,000	Digicel International Finance Ltd., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.94%	#	05/27/2024	105,837
2,497,888	DJO Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.48%	#	06/08/2020	2,476,294
2,453,124	EFS Cogen Holdings I LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.80%	#	06/28/2023	2,467,144
2,493,750	Eldorado Resorts, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.38%	#	04/17/2024	2,476,605
2,710,405	Energy Transfer Equity LP, Senior Secured 1st Lien Term Loan	3.83%	#	02/02/2024	2,701,610
2,172,176	Envision Healthcare Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C	4.30%	#	12/01/2023	2,185,752
3,960,075	Equinox Holdings, Inc., Senior Secured 1st Lien Term Loan	4.48%	#	03/08/2024	3,982,984
2,272,592	Evergreen Skills, Senior Secured 1st Lien Term Loan	5.98%	#	04/28/2021	2,153,690
967,983	Fairmount Minerals, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	4.80%	#	09/05/2019	916,438
1,640,221	Federal-Mogul Holdings Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C	4.91%	#	04/15/2021	1,647,052
371,386	Ferrara Candy Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.80%	#	06/15/2023	357,229
1,991,503	Filtration Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.48%	#	11/23/2020	1,998,971
1,014,388	First Data Corporation, Guaranteed Senior Secured 1st Lien Term Loan	3.72%	#	04/26/2024	1,015,473
1,451,363	Foresight Energy LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	7.05%	#	03/28/2022	1,386,058
2,858,691	Garda World Security Corporation, Senior Secured 1st Lien Term Loan, Tranche B	5.23%	#	05/24/2024	2,881,918
2,792,968	Gates Global LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.55%	#	04/01/2024	2,796,305
480,000	Gavilan Resources LLC, Secured 2nd Lien Term Loan	7.08%	#	03/01/2024	459,199
2,209,047	Genesys Telecommunications Laboratories, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.30%	#	12/01/2023	2,219,540
1,824,902	Greektown Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.23%	#	04/25/2024	1,826,043
969,479	GTCR Valor Companies, Inc., Senior Secured 1st Lien Term Loan, Tranche B	7.23%	#	06/16/2023	976,450
159,200	GTT Communications, Inc., Guaranteed Senior Secured 1st Lien Term Loan	5.25%	#	01/09/2024	160,096
2,281,597	Harbor Freight Tools USA, Inc., Senior Secured 1st Lien Term Loan	4.48%	#	08/18/2023	2,283,457
1,520,000	Hargray Corporation, Senior Secured 1st Lien Term Loan, Tranche B	4.23%	#	05/16/2024	1,523,800
1,149,225	Harsco Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	6.25%	#	11/02/2023	1,167,906
99,501	HCA Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B8	3.48%	#	02/15/2024	100,115
465,000	Hyland Software, Inc., Senior Secured 1st Lien Term Loan	4.48%	#	07/01/2022	468,546
2,610,000	Hyland Software, Inc., Senior Secured 1st Lien Term Loan	4.00%	#	07/01/2022	2,629,901
2,496,039	Informatica Corporation, Senior Secured 1st Lien Term Loan, Tranche B	4.80%	#	08/05/2022	2,497,824
1,255,000	Intrawest Resorts Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B1	4.45%	#	06/28/2024	1,258,138
2,228,800	JDA Software Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.73%	#	10/12/2023	2,246,519
1,992,218	Jeld-Wen, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.30%	#	07/01/2022	2,010,895
2,001,256	Jo-Ann Stores LLC, Senior Secured 1st Lien Term Loan	6.39%	#	10/20/2023	1,995,833
2,270,409	Kenan Advantage Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B1	4.23%	#	08/01/2022	2,277,039
1,324,272	KIK Custom Products, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.79%	#	08/26/2022	1,338,892
2,745,000	Kloeckner Pentaplast, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.55%	#	06/29/2022	2,720,981
2,014,315	Kraton Polymers LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.23%	#	01/06/2022	2,036,292
1,980,062	Kronos Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.68%	#	11/01/2023	1,995,873
2,582,009	Leslie’s Poolmart, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.87%	#	08/16/2023	2,594,119
1,695,000	Level 3 Financing, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.47%	#	02/22/2024	1,700,831
2,250,954	Life Time Fitness, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.23%	#	06/10/2022	2,256,818
2,211,302	Lightstone Holdco LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.73%	#	01/30/2024	2,159,536
136,764	Lightstone Holdco LLC, Senior Secured 1st Lien Term Loan, Tranche C	5.73%	#	01/30/2024	133,562
205,000	Lonestar Intermediate Super Holdings LLC, Senior Unsecured Term Loan (PIK 10.98%)	10.23%	#	08/31/2021	211,727
52,236	MA FinanceCo LLC, Senior Secured 1st Lien Term Loan, Tranche B	3.96%	#	06/21/2024	52,393
129,675	Mallinckrodt International Finance S.A., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.05%	#	09/24/2024	129,513
257,716	Manitowoc Foodservice, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.23%	#	03/03/2023	260,616
1,996,198	McGraw-Hill Financial, Inc., Senior Secured 1st Lien Term Loan	5.23%	#	05/04/2022	1,967,653
554,364	MGM Growth Properties LP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.48%	#	04/25/2023	555,994
2,673,607	Milacron LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.23%	#	09/28/2023	2,682,805
48,931	Mission Broadcasting, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.24%	#	01/17/2024	49,097
85,000	Mitchell International, Inc., Guaranteed Secured 2nd Lien Term Loan	8.67%	#	10/11/2021	85,903
2,373,711	Mohegan Tribal Gaming Authority, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.23%	#	10/13/2023	2,403,014
1,825,409	MPH Acquisition Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.30%	#	06/07/2023	1,827,974
2,035,724	National Vision, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.23%	#	03/12/2021	2,046,666
2,052,460	NBTY Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.80%	#	05/05/2023	2,057,232
495,215	Nexstar Broadcasting, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	4.24%	#	01/17/2024	496,896
2,255,091	Nord Anglia Education Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.70%	#	03/31/2021	2,270,606
45,000	NVA Holdings, Inc., Senior Secured 1st Lien Delayed-Draw Term Loan	4.68%	#&	08/14/2021	45,309
1,275,000	OPE Inmar Acquisition, Inc., Senior Secured 1st Lien Term Loan	4.67%	#	05/01/2024	1,279,182
2,133,479	Optiv Security, Inc., Senior Secured 1st Lien Term Loan	4.44%	#	02/01/2024	2,098,810
2,063,866	Party City Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.30%	#	08/19/2022	2,069,026
2,493,750	Peabody Energy Corporation, Guaranteed Senior Secured 1st Lien Term Loan	5.73%	#	03/31/2022	2,493,438
4,305,830	Pharmaceutical Product Development LLC, Senior Secured 1st Lien Term Loan	3.98%	#	08/18/2022	4,312,762
134,663	Pike Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.98%	#	03/08/2024	136,598
2,006,147	PODS LLC, Senior Secured 1st Lien Term Loan, Tranche B2	4.34%	#	02/02/2022	2,020,351
2,049,981	PQ Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.48%	#	11/04/2022	2,074,581
2,070,283	Precyse Acquisition Corporation, Senior Secured 1st Lien Term Loan, Tranche B	5.73%	#	10/20/2022	2,083,874
4,145,000	Project Alpha Intermediate Holding, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.67%	#	04/26/2024	4,123,633
2,024,925	RCN Corporation, Senior Secured 1st Lien Term Loan	4.23%	#	02/01/2024	1,999,370
2,293,600	RentPath LLC, Senior Secured 1st Lien Term Loan, Tranche B	6.48%	#¥	12/17/2021	2,291,696
317,901	Revlon Consumer Products Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.73%	#	09/07/2023	297,476
2,256,791	Reynolds Group, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.23%	#	02/03/2023	2,262,185
2,493,622	Sabre GLBL Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.98%	#	02/22/2024	2,512,985
2,494,500	Scientific Games International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B3	5.08%	#	10/01/2021	2,522,052
2,463,450	Seahawk Holding Ltd., Senior Secured 1st Lien Term Loan	7.04%	#	10/31/2022	2,505,329
352,764	Seattle SpinCo, Inc., Senior Secured 1st Lien Term Loan, Tranche B3	4.03%	#	06/21/2024	353,822
2,558,342	Securus Technologies Holdings, Inc., Senior Secured 1st Lien Term Loan	5.69%	#	06/20/2024	2,559,417
2,694,350	Select Medical Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.65%	#	03/06/2024	2,719,636
2,256,504	SolarWinds Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.73%	#	02/03/2023	2,264,266
344,692	Solenis International LP, Guaranteed Secured 2nd Lien Term Loan	7.95%	#	07/29/2022	346,071
2,073,521	Solera LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.48%	#	03/03/2023	2,082,987
2,264,328	Sophia LP, Senior Secured 1st Lien Term Loan, Tranche B	4.55%	#	09/30/2022	2,261,497
2,495,278	Summit Materials LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.98%	#	07/18/2022	2,506,981
775,000	Surgery Center Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.47%	#	06/20/2024	778,879
498,750	TCH-2 Holdings LLC, Senior Secured 1st Lien Term Loan	5.23%	#	05/06/2021	501,867
2,049,863	Team Health Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.98%	#	02/06/2024	2,036,098
2,000,000	TecoStar Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.92%	#	05/01/2024	2,002,500
1,989,080	Telesat Canada, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4	4.30%	#	11/17/2023	2,003,292
2,500,000	Tempo Acquisition LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.06%	#	05/01/2024	2,508,788
4,319,275	TKC Holdings, Inc., Senior Secured 1st Lien Term Loan	5.38%	#	02/01/2023	4,317,936
2,493,665	TransDigm, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche F	4.23%	#	06/09/2023	2,492,531
199,500	Travel Leaders Group LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	6.48%	#	01/25/2024	200,622
36,241	Tribune Media Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.23%	#	12/24/2020	36,422
451,696	Tribune Media Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C	4.23%	#	01/26/2024	453,898
2,001,300	Tumi Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.48%	#	08/01/2023	2,018,602
3,984,660	UFC Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.47%	#	08/18/2023	3,997,471
672,240	Ultra Resources, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.12%	#	04/12/2024	670,559
2,260,332	Univar USA, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.98%	#	07/01/2022	2,265,451
115,000	UOS LLC, Senior Secured 1st Lien Term Loan, Tranche B	6.80%	#	04/18/2023	117,156
275,000	US Anesthesia Partners, Inc., Senior Secured 1st Lien Term Loan	4.47%	#	06/24/2024	275,630
2,496,158	US Renal Care, Inc., Senior Secured 1st Lien Term Loan	5.55%	#	12/30/2022	2,420,487
2,501,910	USAGM HoldCo LLC, Senior Secured 1st Lien Term Loan	4.75%	#	07/28/2022	2,512,856
1,999,417	VF Holdings Corporation, Senior Secured 1st Lien Term Loan	4.55%	#	06/30/2023	2,001,286
625,978	Vizient, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.73%	#	02/13/2023	632,110
1,833,603	Western Digital Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.98%	#	04/28/2023	1,844,495
1,520,000	WideOpenWest Finance LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	08/18/2023	1,520,524
4,035,000	WMG Acquisition Corporation, Guaranteed Senior Secured 1st Lien Term Loan	3.72%	#	11/01/2023	4,040,669
1,723,411	York Risk Services Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.98%	#	10/01/2021	1,689,804
2,212,160	Zodiac Pool Solutions LLC, Guaranteed Senior Secured 1st Lien Term Loan	5.30%	#	12/20/2023	2,234,281

Total Bank Loans (Cost $272,776,699)					272,315,167

Collateralized Loan Obligations - 12.1%
1,000,000	Adams Mill Ltd., Series 2014-1A-A1	2.64%	#^	07/15/2026	1,004,372
250,000	Adams Mill Ltd., Series 2014-1A-D1	4.66%	#^	07/15/2026	248,770
10,000,000	AIMCO, Series 2014-AA-AR	2.18%	#^	07/20/2026	10,003,642
3,935,000	ALM LLC, Series 2014-14A-A1R	2.32%	#^	07/28/2026	3,945,876
5,000,000	ALM LLC, Series 2016-19A-A1	2.71%	#^	07/15/2028	5,040,066
2,500,000	ALM LLC, Series 2016-19A-A2	3.36%	#^	07/15/2028	2,528,941
10,000,000	Anchorage Capital Ltd., Series 2012-1A-A2R	3.26%	#^	01/13/2027	10,062,235
2,000,000	Apidos Ltd., Series 2013-16A-A1R	2.19%	#^	01/19/2025	1,999,128
1,000,000	Apidos Ltd., Series 2015-20A-A1R	2.49%	#^	01/16/2027	1,002,972
5,000,000	Apidos Ltd., Series 2016-24A-A2	3.16%	#^	07/20/2027	5,031,200
404,000	Arbor Realty Ltd., Series 2016-FL1A-B	4.11%	#^	09/15/2026	408,405
4,500,000	Arrowpoint Ltd., Series 2013-1A-A1R	2.53%	#^	11/15/2028	4,529,777
2,410,000	Arrowpoint Ltd., Series 2014-2A-A1L	2.73%	#^	03/12/2026	2,413,024
250,000	Avery Point Ltd., Series 2013-2A-D	4.61%	#^	07/17/2025	248,782
20,000,000	Babson Ltd., Series 2014-3A-AR	2.48%	#^	01/15/2026	20,080,135
500,000	Babson Ltd., Series 2014-3A-D2	5.39%	#^	01/15/2026	502,560
2,500,000	Babson Ltd., Series 2015-2A-D	4.96%	#^	07/20/2027	2,504,898
1,000,000	Betony Ltd., Series 2015-1A-D	4.76%	#^	04/15/2027	990,887
278,659	BlueMountain Ltd., Series 2012-1A-A	2.48%	#^	07/20/2023	278,967
2,500,000	BlueMountain Ltd., Series 2013-1A-A1R	2.56%	#^	01/20/2029	2,526,704
4,000,000	BlueMountain Ltd., Series 2015-3A-A1	2.64%	#^	10/20/2027	4,015,565
1,000,000	Bsprt Issuer Ltd., Series 2017-FL1-A	2.43%	#^	06/15/2027	1,002,607
3,250,000	Bsprt Issuer Ltd., Series 2017-FL1-B	3.48%	#^	06/15/2027	3,261,418
4,500,000	Canyon Capital Ltd., Series 2006-1A-D	2.85%	#^	12/15/2020	4,444,182
1,500,000	Canyon Capital Ltd., Series 2014-1A-B	3.82%	#^	04/30/2025	1,501,393
5,800,000	Canyon Capital Ltd., Series 2016-2A-B	3.16%	#^	10/15/2028	5,859,522
2,000,000	Carlyle Global Market Strategies Ltd., Series 2015-1A-A	2.69%	#^	04/20/2027	2,007,134
250,000	Catamaran Ltd., Series 2014-1A-B	3.81%	#^	04/20/2026	250,004
2,000,000	Catamaran Ltd., Series 2015-1A-A	2.70%	#^	04/22/2027	2,015,204
1,000,000	Catamaran Ltd., Series 2015-1A-B	3.35%	#^	04/22/2027	1,002,417
2,750,000	Cent Ltd., Series 2006-12A-D	2.58%	#^	11/18/2020	2,732,355
1,000,000	Cent Ltd., Series 2013-19A-A1A	2.50%	#^	10/29/2025	1,001,157
1,000,000	Cent Ltd., Series 2014-21A-A1AR	2.38%	#^	07/27/2026	1,000,878
250,000	Cent Ltd., Series 2014-22A-C	4.93%	#^	11/07/2026	250,001
22,000,000	CFIP Ltd., Series 2014-1A-AR	0.00%	#^	07/13/2029	22,000,000
20,000,000	Cutwater Ltd., Series 2014-1A-A1BR	2.47%	#^	07/15/2026	19,994,681
250,000	Flatiron Ltd., Series 2014-1A-C	4.46%	#^	07/17/2026	245,935
144,227	Franklin Ltd., Series 6A-A	1.41%	#^	08/09/2019	144,408
500,000	Galaxy Ltd., Series 2014-18A-D1	4.86%	#^	10/15/2026	502,605
5,250,000	Galaxy Ltd., Series 2016-22A-B1	3.26%	#^	07/16/2028	5,293,351
500,000	Halcyon Loan Advisors Funding Ltd., Series 2012-1X-A2	3.68%	#	08/15/2023	502,454
500,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-C	3.87%	#^	08/01/2025	503,070
250,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-D	4.97%	#^	08/01/2025	248,805
2,100,000	Halcyon Loan Advisors Funding Ltd., Series 2014-1A-A1R	0.00%	#^	04/18/2026	2,100,000
500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C	4.67%	#^	04/28/2025	497,165
20,000,000	Hildene Ltd., Series 2014-2A-AR	2.34%	#^	07/19/2026	20,050,041
3,000,000	Hildene Ltd., Series 2015-4A-A1A	2.65%	#^	07/23/2027	3,012,480
5,000,000	Jamestown Ltd., Series 2013-3A-A1AR	2.30%	#^	01/15/2026	4,999,697
3,000,000	Jamestown Ltd., Series 2014-4A-A1A	2.66%	#^	07/15/2026	3,004,057
1,000,000	Jamestown Ltd., Series 2015-6A-A1A	2.77%	#^	02/20/2027	1,001,022
1,000,000	Jamestown Ltd., Series 2015-6A-A1AR	0.00%	#^	02/20/2027	1,000,000
26,000,000	KVK Ltd., Series 2015-1A-AR	2.42%	#^	05/20/2027	25,993,540
10,000,000	LCM LP, Series 14A-A	2.31%	#^	07/15/2025	10,004,511
500,000	LCM LP, Series 14A-D	4.66%	#^	07/15/2025	502,479
250,000	LCM LP, Series 16A-DR	5.76%	#^	07/15/2026	249,982
10,000,000	Madison Park Funding Ltd., Series 2013-11A-A2	2.45%	#^	10/23/2025	10,014,939
1,000,000	Madison Park Funding Ltd., Series 2014-15A-CR	4.62%	#^	01/27/2026	1,008,162
15,000,000	Marathon Ltd., Series 2014-7A-A1R	2.49%	#^	10/28/2025	15,014,451
8,625,000	Marathon Ltd., Series 2017-9A-A2	2.90%	#^	04/15/2029	8,606,877
25,000,000	Midocean Credit, Series 2017-7A-A1	0.00%	#^	07/15/2029	25,000,000
18,000,000	MP Ltd., Series 2013-1A-A	2.34%	#^	04/20/2025	18,003,638
25,000,000	MP Ltd., Series 2013-2A-ARR	0.00%	#^	07/25/2029	25,000,000
10,000,000	MP Ltd., Series 2014-1A-AR	2.41%	#^	07/18/2026	10,022,599
5,000,000	MP Ltd., Series 2014-2A-AR	2.36%	#^	01/15/2027	5,002,272
500,000	North End Ltd., Series 2013-1A-C	3.91%	#^	07/17/2025	500,474
250,000	North End Ltd., Series 2013-1A-D	4.66%	#^	07/17/2025	250,156
3,750,000	Octagon Investment Partners Ltd., Series 2013-1A-A	2.28%	#^	07/17/2025	3,755,763
750,000	Octagon Investment Partners Ltd., Series 2014-1A-C	4.83%	#^	11/14/2026	752,797
1,000,000	OZLM Ltd., Series 2015-11A-A1A	2.72%	#^	01/30/2027	1,005,648
2,000,000	Primus Ltd., Series 2007-2A-D	3.56%	#^	07/15/2021	2,002,103
12,400,000	Sound Harbor Loan Fund Ltd., Series 2014-1A-A1R	2.37%	#^	10/30/2026	12,417,578
20,000,000	Steele Creek Ltd., Series 2014-1A-A1R	2.50%	#^	08/21/2026	20,026,920
9,500,000	Steele Creek Ltd., Series 2015-1A-AR	2.43%	#^	05/21/2029	9,497,916
5,000,000	Stewart Park Ltd., Series 2015-1A-B	3.16%	#^	04/15/2026	5,044,820
2,847,529	Symphony Ltd., Series 2012-8A-AR	2.26%	#^	01/09/2023	2,854,422
3,500,000	TCI-Cent Ltd., Series 2016-1A-A1	2.69%	#^	12/21/2029	3,527,296
6,250,000	TCI-Cent Ltd., Series 2016-1A-A2	3.37%	#^	12/21/2029	6,324,579
2,000,000	TCI-Flatiron Ltd, Series 2016-1A-B	3.36%	#^	07/17/2028	2,028,844
94,634	Venture Ltd., Series 2007-8A-A2A	1.37%	#^	07/22/2021	94,600
4,000,000	Venture Ltd., Series 2007-8A-C	2.05%	#^	07/22/2021	3,940,448
2,500,000	Venture Ltd., Series 2013-14A-B1	3.05%	#^	08/28/2025	2,496,344
6,000,000	Venture Ltd., Series 2014-17A-A	2.64%	#^	07/15/2026	6,003,235
6,000,000	Venture Ltd., Series 2014-17A-AR	0.00%	#^	07/15/2026	6,000,000
4,000,000	Venture Ltd., Series 2014-18A-A	2.61%	#^	10/15/2026	4,003,144
6,000,000	Venture Ltd., Series 2014-18A-B	3.06%	#^	10/15/2026	6,022,568
5,000,000	Vibrant Ltd., Series 2015-3A-A1R	2.64%	#^	04/20/2026	5,017,500
3,500,000	Vibrant Ltd., Series 2016-5A-B	3.26%	#^	01/20/2029	3,499,556
6,250,000	Voya Ltd., Series 2013-2A-A1	2.31%	#^	04/25/2025	6,257,136
3,060,000	Voya Ltd., Series 2014-4A-A1	2.66%	#^	10/14/2026	3,075,904
3,100,000	Voya Ltd., Series 2014-4A-A1R	0.00%	#^	10/14/2026	3,100,775
6,150,000	WhiteHorse Ltd., Series 2014-1A-A	2.67%	#^	05/01/2026	6,135,620
4,600,000	Wind River Ltd., Series 2013-1A-A1	2.31%	#^	04/20/2025	4,600,000
5,000,000	Wind River Ltd., Series 2016-1A-B	3.51%	#^	07/15/2028	5,051,604
15,000,000	Zais Ltd., Series 2014-2A-A1AR	2.36%	#^	07/25/2026	14,999,868

Total Collateralized Loan Obligations (Cost $494,106,447)					495,506,017

Foreign Corporate Bonds - 7.8%
2,500,000	Adani Ports & Special Economic Zone Ltd.	3.50%		07/29/2020	2,526,300
2,488,462	Aeropuerto Internacional de Tocumen S.A.	5.75%		10/09/2023	2,712,423
200,000	Agromercantil Senior Trust	6.25%	^	04/10/2019	207,848
1,000,000	Agromercantil Senior Trust	6.25%		04/10/2019	1,039,240
5,200,000	America Movil SAB de C.V.	3.13%		07/16/2022	5,311,560
5,425,000	AstraZeneca PLC	2.38%		11/16/2020	5,458,353
2,500,000	Axiata SPV2 BHD	3.47%		11/19/2020	2,558,670
500,000	Banco Davivienda S.A.	2.95%		01/29/2018	503,600
2,600,000	Banco de Costa Rica	5.25%		08/12/2018	2,663,700
200,000	Banco de Credito del Peru	2.25%	^	10/25/2019	200,790
6,500,000	Banco de Credito del Peru	4.25%		04/01/2023	6,906,250
6,000,000	Banco del Estado de Chile	3.88%		02/08/2022	6,273,879
6,000,000	Banco GNB Sudameris S.A.	3.88%		05/02/2018	6,037,500
2,000,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%		05/07/2020	2,055,000
400,000	Banco Nacional de Comercio Exterior S.N.C.	3.80%	#^	08/11/2026	400,000
6,600,000	Banco Nacional de Comercio Exterior S.N.C.	3.80%	#	08/11/2026	6,600,000
1,500,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	1,529,730
1,000,000	Banco Nacional de Costa Rica	5.88%		04/25/2021	1,051,300
600,000	Banco Regional SAECA	8.13%		01/24/2019	639,900
4,170,000	Banco Santander	3.88%		09/20/2022	4,330,196
2,500,000	Banco Santander	4.13%		11/09/2022	2,610,000
4,900,000	Banco Santander	5.95%	#	01/30/2024	5,126,625
500,000	Bancolombia S.A.	6.13%		07/26/2020	540,625
2,395,000	Bank of Montreal	1.50%		07/18/2019	2,373,311
5,610,000	Bank of Montreal	2.10%		12/12/2019	5,624,244
1,000,000	BBVA Banco Continental S.A.	3.25%		04/08/2018	1,014,000
4,000,000	BBVA Banco Continental S.A.	5.00%		08/26/2022	4,355,000
2,050,000	BBVA Bancomer S.A.	6.50%		03/10/2021	2,267,813
6,500,000	Bharat Petroleum Corporation Ltd.	4.63%		10/25/2022	6,965,270
5,560,000	BP Capital Markets PLC	1.68%		05/03/2019	5,542,986
136,000	BP Capital Markets PLC	2.32%		02/13/2020	137,290
4,500,000	British Telecommunications PLC	5.95%		01/15/2018	4,601,502
50,000	Camposol S.A.	10.50%	^	07/15/2021	54,212
300,000	Celulosa Arauco y Constitucion S.A.	7.25%		07/29/2019	328,964
1,250,000	Celulosa Arauco y Constitucion S.A.	5.00%		01/21/2021	1,326,251
2,500,000	Celulosa Arauco y Constitucion S.A.	4.75%		01/11/2022	2,616,998
7,700,000	CK Hutchison International Ltd.	2.88%	^	04/05/2022	7,737,840
3,500,000	CNOOC Finance Ltd.	2.63%		05/05/2020	3,514,075
4,500,000	CNOOC Finance Ltd.	3.88%		05/02/2022	4,679,784
1,000,000	CNPC General Capital Ltd.	2.75%		05/14/2019	1,007,088
5,000,000	CNPC General Capital Ltd.	3.95%		04/19/2022	5,247,156
1,700,000	CNPC Overseas Capital Ltd.	4.50%		04/28/2021	1,811,504
2,500,000	Colbun S.A.	6.00%		01/21/2020	2,718,810
6,900,000	Comision Federal de Electricidad	4.88%		05/26/2021	7,357,125
5,980,000	Commonwealth Bank of Australia	2.25%	^	03/10/2020	5,994,789
700,000	Corpbanca S.A.	3.88%		09/22/2019	722,488
500,000	CorpGroup Banking S.A.	6.75%		03/15/2023	501,115
500,000	Corporacion Financiera de Desarrollo S.A.	3.25%	^	07/15/2019	510,000
300,000	Corporacion Financiera de Desarrollo S.A.	3.25%		07/15/2019	306,000
4,000,000	Corporacion Financiera de Desarrolo S.A.	4.75%		02/08/2022	4,293,600
700,000	Cosan Overseas Ltd.	8.25%	†	08/05/2017	703,920
1,100,000	DBS Bank Ltd.	3.63%	#	09/21/2022	1,103,647
6,500,000	DBS Group Holdings Ltd.	3.60%	#†	09/07/2021	6,504,361
200,000	Delek & Avner Tamar Bond Ltd.	3.84%	^	12/30/2018	203,625
4,800,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	4,927,200
900,000	Digicel Ltd.	8.25%		09/30/2020	844,785
800,000	Digicel Ltd.	7.13%		04/01/2022	701,040
2,500,000	E.CL S.A.	5.63%		01/15/2021	2,730,083
1,500,000	Empresa de Energia de Bogota S.A.	6.13%		11/10/2021	1,550,250
800,000	Empresas Publicas de Medellin E.S.P.	7.63%		07/29/2019	889,000
2,095,021	ENA Norte Trust	4.95%		04/25/2023	2,158,500
4,000,000	Export-Import Bank of India	3.13%		07/20/2021	4,044,364
2,000,000	Fondo Mivivienda S.A.	3.38%		04/02/2019	2,046,000
2,500,000	Fondo Mivivienda S.A.	3.50%	^	01/31/2023	2,536,250
1,500,000	Fondo Mivivienda S.A.	3.50%		01/31/2023	1,521,750
1,900,000	Global Bank Corporation	5.13%		10/30/2019	1,983,125
200,000	Global Bank Corporation	5.13%	^	10/30/2019	208,750
700,000	Global Bank Corporation	4.50%	^	10/20/2021	718,200
5,000,000	Global Bank Corporation	4.50%		10/20/2021	5,130,000
500,000	Globo Comunicacao e Participacoes S.A.	4.88%		04/11/2022	520,000
1,300,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	1,183,000
548,616	Guanay Finance Ltd.	6.00%	^	12/15/2020	564,800
1,280,103	Guanay Finance Ltd.	6.00%		12/15/2020	1,317,866
3,200,000	Indian Oil Corporation, Ltd.	5.63%		08/02/2021	3,524,496
200,000	Inkia Energy Ltd.	8.38%	^	04/04/2021	207,700
1,200,000	Instituto Costarricense de Electricidad	6.95%		11/10/2021	1,293,948
407,864	Interoceanica Finance Ltd.	0.00%		11/30/2018	400,982
1,100,000	Inversiones CMPC S.A.	4.75%		01/19/2018	1,110,361
5,650,000	Inversiones CMPC S.A.	4.50%		04/25/2022	5,914,013
1,700,000	IOI Investment BHD	4.38%		06/27/2022	1,771,564
1,000,000	Israel Electric Corporation Ltd.	5.63%		06/21/2018	1,033,500
1,500,000	Kia Motors Corporation	2.63%	^	04/21/2021	1,491,765
700,000	Korea Development Bank	2.50%		01/13/2021	697,557
5,000,000	Korea Development Bank	2.63%		02/27/2022	4,983,215
1,500,000	Malayan Banking BHD	3.25%	#	09/20/2022	1,502,703
6,490,000	Medtronic Global Holdings S.C.A.	1.70%		03/28/2019	6,495,997
400,000	Minerva Luxembourg S.A.	8.75%	#†	04/03/2019	417,000
2,404,000	Nacional Financiera S.N.C.	3.38%		11/05/2020	2,479,125
200,000	OAS Investments GMBH	8.25%	Ω	10/19/2019	11,000
150,000	Odebrecht Finance Ltd.	7.50%	†	07/31/2017	68,715
2,500,000	ONGC Videsh Ltd.	3.25%		07/15/2019	2,534,125
4,200,000	ONGC Videsh Ltd.	2.88%		01/27/2022	4,155,761
1,000,000	ONGC Videsh Ltd.	3.75%		05/07/2023	1,020,800
500,000	Ooredoo Tamweel Ltd.	3.04%		12/03/2018	500,448
4,775,000	Orange S.A.	2.75%		02/06/2019	4,837,591
450,000	Orange S.A.	5.38%		07/08/2019	479,145
7,000,000	Oversea-Chinese Banking Corporation	4.00%	#	10/15/2024	7,190,528
462,615	Peru Enhanced Pass-Through Finance Ltd.	0.00%		05/31/2018	454,783
500,000	Peru Enhanced Pass-Through Finance Ltd.	0.00%		06/02/2025	417,320
400,000	Petrobras Global Finance B.V.	6.13%		01/17/2022	414,000
4,600,000	Petronas Capital Ltd.	3.13%		03/18/2022	4,711,978
2,200,000	Petronas Global Sukuk Ltd.	2.71%		03/18/2020	2,229,940
282,675	Ras Laffan Liquefied Natural Gas Company	5.30%		09/30/2020	293,784
250,000	Reliance Holdings, Inc.	4.50%		10/19/2020	263,617
7,000,000	Reliance Holdings, Inc.	5.40%		02/14/2022	7,674,688
2,990,000	Royal Bank of Canada	2.00%		12/10/2018	3,001,102
3,475,000	Royal Bank of Canada	1.50%		07/29/2019	3,449,497
3,714,000	Shire Acquisitions Investments Ireland DAC	1.90%		09/23/2019	3,698,914
500,000	Sinopec Group Overseas Development Ltd.	2.50%	^	04/28/2020	502,722
500,000	Sinopec Group Overseas Development Ltd.	2.50%		04/28/2020	502,722
2,000,000	Sinopec Group Overseas Development Ltd.	2.75%		05/03/2021	2,005,804
500,000	Sinopec Group Overseas Development Ltd.	2.00%	^	09/29/2021	486,559
400,000	Sinopec Group Overseas Development Ltd.	2.00%		09/29/2021	389,247
700,000	Sinopec Group Overseas Development Ltd.	3.00%	^	04/12/2022	705,943
2,500,000	Sinopec Group Overseas Development Ltd.	3.90%		05/17/2022	2,611,963
1,400,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	1,469,146
4,000,000	Telefonica Chile S.A.	3.88%		10/12/2022	4,153,790
2,200,000	Tencent Holdings Ltd.	2.88%		02/11/2020	2,229,703
300,000	Tencent Holdings Ltd.	2.88%	^	02/11/2020	304,050
4,210,000	Toronto Dominion Bank	1.75%		07/23/2018	4,217,633
6,800,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	7,007,400
200,000	TV Azteca S.A.B. de C.V.	7.50%		05/25/2018	200,000
700,000	TV Azteca S.A.B. de C.V.	7.63%		09/18/2020	709,800
1,700,000	United Overseas Bank Ltd.	3.75%	#	09/19/2024	1,734,935
5,000,000	United Overseas Bank Ltd.	3.50%	#	09/16/2026	5,103,260
1,300,000	United Overseas Bank Ltd.	2.88%	#	03/08/2027	1,289,565
600,000	Want Want China Finance Ltd.	1.88%	^	05/14/2018	598,292
775,000	Westpac Banking Corporation	1.95%		11/23/2018	776,702
4,475,000	Westpac Banking Corporation	1.60%		08/19/2019	4,441,813

Total Foreign Corporate Bonds (Cost $314,537,424)					317,155,931

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 1.7%
3,500,000	Brazilian Government International Bond	4.88%		01/22/2021	3,673,250
5,000,000	Chile Government International Bond	2.25%		10/30/2022	4,957,500
8,000,000	Chile International Government Bond	3.25%		09/14/2021	8,323,200
965,000	Costa Rica Government International Bond	10.00%		08/01/2020	1,131,463
437,191	Dominican Republic International Bond	9.04%		01/23/2018	446,979
6,000,000	Dominican Republic International Bond	7.50%		05/06/2021	6,645,000
2,800,000	Guatemala Government Bond	5.75%		06/06/2022	3,062,668
500,000	Hungary Government International Bond	4.00%		03/25/2019	517,065
1,800,000	Indonesia Government International Bond	6.13%		03/15/2019	1,921,500
2,900,000	Indonesia Government International Bond	4.88%		05/05/2021	3,121,873
1,100,000	Indonesia Government International Bond	3.70%		01/08/2022	1,133,216
900,000	Indonesia Government International Bond	3.70%	^	01/08/2022	927,176
4,000,000	Israel Government International Bond	4.00%		06/30/2022	4,293,228
8,500,000	Mexico Government International Bond	3.50%		01/21/2021	8,865,500
2,000,000	Mexico Government International Bond	3.63%		03/15/2022	2,079,000
3,000,000	Panama Government International Bond	5.20%		01/30/2020	3,247,500
4,200,000	Philippine Government International Bond	4.00%		01/15/2021	4,477,003
6,000,000	Qatar Government International Bond	2.38%		06/02/2021	5,863,452
2,500,000	Republic of Poland Government International Bond	5.13%		04/21/2021	2,757,057
850,000	Wakala Global Sukuk BHD	4.65%		07/06/2021	920,635

Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $68,045,276)					68,364,265

Non-Agency Commercial Mortgage Backed Obligations - 11.8%
1,551,242	A10 LLC, Series 2016-1-A1	2.42%	^	03/15/2035	1,544,874
1,080,000	Americold 2010 LLC Trust, Series 2010-ARTA-C	6.81%	^	01/14/2029	1,209,277
200,000	BAMLL Commercial Mortgage Securities Trust, Series 2014-IP-E	2.81%	#^	06/15/2028	197,934
30,000,000	BAMLL Commercial Mortgage Securities Trust, Series 2015-200P-XA	0.50%	#^I/O	04/14/2033	832,605
500,000	Banc of America Commercial Mortgage Trust, Series 2007-5-AM	5.77%	#	02/10/2051	505,596
534,212	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-4-H	6.23%	#^	07/10/2042	540,772
58,076,319	BANK, Series 2017-BNK4-XA	1.62%	#I/O	05/15/2050	5,957,962
57,855,836	Barclays Commercial Mortgage Securities LLC, Series 2017-C1-XA	1.70%	#I/O	02/15/2050	6,407,997
6,786,000	Barclays Commercial Mortgage Securities, LLC, Series 2014-BXO-E	3.55%	#^	08/15/2027	6,769,955
7,538,000	BB-UBS Trust, Series 2012-TFT-TE	3.68%	#^	06/05/2030	7,058,285
994,642	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17-A4	5.69%	#	06/11/2050	999,680
3,103	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13-AJ	5.61%	#	09/11/2041	3,114
2,032,495	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW18-A4	5.70%		06/11/2050	2,042,404
500,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	491,622
1,055,000	BXHTL Mortgage Trust, Series 2015-JWRZ-A	2.39%	#^	05/15/2029	1,057,331
68,430,114	CD Commercial Mortgage Trust, Series 2017-CD3-XA	1.20%	#I/O	02/10/2050	5,313,968
67,998,804	CD Commercial Mortgage Trust, Series 2017-CD4-XA	1.49%	#I/O	05/10/2050	6,489,915
22,020,996	CFCRE Commercial Mortgage Trust, Series 2016-C3-XA	1.24%	#I/O	01/10/2048	1,597,093
38,685,507	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.92%	#I/O	05/10/2058	4,396,856
59,377,000	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.68%	#I/O	06/15/2050	6,917,106
16,201,000	CFCRE Commercial Mortgage Trust, Series 2017-C8-XB	0.96%	#I/O	06/15/2050	1,316,966
3,222,000	CGCMT Trust, Series 2010-RR2-JA4B	6.07%	#^	02/19/2051	3,244,452
933,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AM	5.87%	#	12/10/2049	934,790
1,500,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AMFX	5.87%	#^	12/10/2049	1,502,877
1,510,000	Citigroup Commercial Mortgage Trust, Series 2008-C7-AM	6.39%	#	12/10/2049	1,534,538
8,089,973	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.20%	#I/O	10/10/2047	489,956
1,430,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.58%	#^	02/10/2048	1,176,894
5,886,215	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.57%	#I/O	02/10/2048	477,610
1,750,000	Citigroup Commercial Mortgage Trust, Series 2015-GC31-C	4.20%	#	06/10/2048	1,698,607
19,974,240	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.50%	#I/O	02/10/2049	1,711,207
14,453,930	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.87%	#I/O	04/15/2049	1,563,576
17,959,488	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.17%	#I/O	07/10/2049	2,313,313
35,015,441	Citigroup Commercial Mortgage Trust, Series 2017-P7-XA	1.29%	#I/O	04/14/2050	2,965,234
3,479,000	CLNS Trust, Series 2017-IKPR-D	3.05%	#^	06/11/2032	3,486,716
3,479,000	CLNS Trust, Series 2017-IKPR-E	4.50%	#^	06/11/2032	3,486,685
3,479,000	CLNS Trust, Series 2017-IKPR-F	5.50%	#^	06/11/2032	3,486,758
5,650,304	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	5,714,423
35,005	COBALT Commercial Mortgage Trust, Series 2007-C3-AM	6.06%	#	05/15/2046	35,351
2,305,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-C	4.44%	#^	10/15/2045	2,281,893
5,636,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-D	4.72%	#^	10/15/2045	4,912,368
30,178,148	Commercial Mortgage Pass-Through Certificates, Series 2013-CR12-XA	1.50%	#I/O	10/10/2046	1,710,872
10,110,129	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	1.07%	#I/O	08/10/2046	348,114
8,870,000	Commercial Mortgage Pass-Through Certificates, Series 2013-CR11-D	5.34%	#^	08/10/2050	8,589,926
7,526,000	Commercial Mortgage Pass-Through Certificates, Series 2013-LC13-D	5.21%	#^	08/10/2046	7,362,843
3,146,603	Commercial Mortgage Pass-Through Certificates, Series 2014-CR17-XA	1.31%	#I/O	05/10/2047	161,464
300,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.88%	#	08/10/2047	308,294
500,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.66%	#	11/10/2047	510,219
110,000	Commercial Mortgage Pass-Through Certificates, Series 2014-TWC-C	2.98%	#^	02/13/2032	110,451
1,500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-D	4.26%	#^	03/10/2048	1,244,655
22,019,275	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-XA	1.14%	#I/O	03/10/2048	1,136,375
1,500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR23-D	4.40%	#	05/10/2048	1,240,174
1,386,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-C	4.70%	#	08/10/2048	1,401,014
43,126,630	Commercial Mortgage Pass-Through Certificates, Series 2015-CR27-XA	1.31%	#I/O	10/10/2048	2,797,991
1,000,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-D	4.50%	#^	02/10/2048	794,266
12,317,133	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-XA	1.31%	#I/O	02/10/2048	729,144
1,470,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-C	4.80%	#	10/10/2048	1,522,100
1,966,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-C	4.80%	#	02/10/2049	1,941,382
17,746,735	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-XA	1.22%	#I/O	02/10/2049	1,193,519
38,447,247	Commercial Pass-Through Certificates, Series 2015-CR25-XA	1.11%	#I/O	08/10/2048	2,248,822
60,287,555	Commercial Pass-Through Certificates, Series 2015-LC21-XA	1.00%	#I/O	07/10/2048	2,635,941
239,626	Countrywide Commercial Mortgage Trust, Series 2007-MF1-A	6.48%	#^	11/12/2043	239,937
2,662,022	Credit Suisse Commercial Mortgage Trust, Series 2007-C1-AM	5.42%		02/15/2040	2,659,557
412,337	Credit Suisse Mortgage Capital Certificates, Series 2007-C4-A1AM	6.25%	#	09/15/2039	411,952
1,134,250	Credit Suisse Mortgage Capital Certificates, Series 2007-C5-A4	5.70%	#	09/15/2040	1,133,160
2,180,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1-AM	6.52%	#^	02/15/2041	2,204,790
10,092,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.70%	#^I/O	09/15/2037	372,472
7,370,000	Credit Suisse Mortgage Capital Certificates, Series 2017-CHOP-E	4.40%	#^	07/15/2032	7,380,980
30,551,670	CSAIL Commercial Mortgage Trust, Series 2015-C1-XA	1.09%	#I/O	04/15/2050	1,599,093
4,776,669	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	1.98%	#I/O	01/15/2049	536,720
6,650,000	CSMC Mortgage Securities Trust, Series 2017-LSTK-E	3.44%	#^	04/05/2033	6,594,185
3,750,000	DBCG Mortgage Trust, Series 2017-BBG-C	2.10%	#^	06/15/2034	3,766,314
19,563,972	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-XA	1.65%	#I/O	05/10/2049	1,935,773
2,438,000	FORT CRE LLC, Series 2016-1A-B	3.96%	#^	05/21/2036	2,475,275
1,499,300	GE Commercial Mortgage Corporation Trust, Series 2007-C1-AM	5.61%	#	12/10/2049	1,512,951
2,488,000	GMAC Commercial Mortgage Securities Trust, Series 2004-C3-D	5.04%	#	12/10/2041	2,547,726
2,806,000	GMAC Commercial Mortgage Securities Trust, Series 2004-C3-E	5.14%	#^	12/10/2041	2,791,999
350,000	Grace Mortgage Trust, Series 2014-GRCE-A	3.37%	^	06/10/2028	363,825
7,488,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AJ	6.30%	#	12/10/2049	7,554,980
1,750,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AM	5.87%	#	12/10/2049	1,756,904
300,000	GS Mortgage Securities Corporation, Series 2013-KING-C	3.55%	#^	12/10/2027	304,994
11,881,058	GS Mortgage Securities Corporation, Series 2014-GC20-XA	1.17%	#I/O	04/10/2047	624,834
4,422,442	GS Mortgage Securities Corporation, Series 2014-GC24-XA	0.98%	#I/O	09/10/2047	191,843
37,134,651	GS Mortgage Securities Corporation, Series 2015-GC32-XA	1.02%	#I/O	07/10/2048	1,845,938
9,895,725	GS Mortgage Securities Corporation, Series 2015-GC34-XA	1.52%	#I/O	10/10/2048	830,491
9,158,722	GS Mortgage Securities Corporation, Series 2015-GS1-XA	0.98%	#I/O	11/10/2048	500,427
19,763,559	GS Mortgage Securities Corporation, Series 2016-GS2-XA	1.82%	#I/O	05/10/2049	2,095,273
1,503,000	GS Mortgage Securities Trust, Series 2013-GC13-D	4.20%	#^	07/10/2046	1,389,487
3,210,000	GS Mortgage Securities Trust, Series 2014-GSFL-C	3.41%	#^	07/15/2031	3,193,846
34,410,193	GS Mortgage Securities Trust, Series 2016-GS3-XA	1.40%	#I/O	10/10/2049	2,975,257
81,530,528	GS Mortgage Securities Trust, Series 2017-GS6-XA	1.20%	#I/O	05/10/2050	6,942,822
5,382,000	GSCCRE Commercial Mortgage Trust, Series 2015-HULA-D	4.88%	#^	08/15/2032	5,430,002
2,355,000	IMT Trust, Series 2017-APTS-EFL	3.15%	#^	06/15/2034	2,355,000
305,000	IMT Trust, Series 2017-APTS-FFL	3.85%	#^	06/15/2034	305,000
900,299	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	899,639
5,415,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-C1-AM	6.26%	#	02/15/2051	5,444,298
485,131	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB19-AM	5.98%	#	02/12/2049	487,251
1,600,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-AJ	6.43%	#	02/12/2051	1,618,036
1,456,938	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-AM	6.24%	#	02/12/2051	1,467,879
1,569,559	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-LD12-AM	6.26%	#	02/15/2051	1,583,907
350,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-DSTY-A	3.43%	^	06/10/2027	356,000
500,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-PHH-D	3.39%	#^	08/15/2027	500,440
22,849,807	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-XA	1.30%	#I/O	01/15/2049	1,291,078
5,625,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX-D	5.10%	#	01/12/2037	5,793,146
6,613,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	6,565,613
4,949,330	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11-AM	6.10%	#	06/15/2049	5,026,861
2,104,665	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX-AM	5.46%	#	01/15/2049	2,103,172
1,434,606	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2008-C2-A4	6.07%		02/12/2051	1,440,162
3,232,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FRR1-A707	4.35%	^	01/27/2047	3,232,671
7,834,820	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FRR1-B702	4.23%	^	04/27/2044	7,776,909
7,500,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-FL7-C	4.01%	#^	05/15/2028	7,522,730
2,403,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-ASH-B	3.14%	#^	10/15/2034	2,419,464
1,357,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-ASH-C	3.74%	#^	10/15/2034	1,368,879
40,073,676	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.96%	#I/O	12/15/2049	1,955,183
3,472,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WPT-E	6.16%	#^	10/15/2033	3,543,177
3,218,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WSP-C	4.01%	#^	08/15/2033	3,253,083
2,009,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15-D	5.23%	#^	11/15/2045	1,947,193
7,115,765	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	1.22%	#I/O	02/15/2047	308,996
17,854,372	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-XA	1.24%	#I/O	08/15/2047	1,020,627
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.61%	#	09/15/2047	501,545
23,106,717	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	1.14%	#I/O	11/15/2047	1,161,244
1,303,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.57%	#	01/15/2048	1,313,342
7,585,935	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.30%	#I/O	01/15/2048	405,078
1,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.98%	#^	02/15/2048	797,690
8,548,363	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-XA	1.50%	#I/O	02/15/2048	572,202
29,459,568	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	1.08%	#I/O	05/15/2048	1,093,380
30,665,743	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.84%	#I/O	07/15/2048	1,068,241
12,950,288	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	1.15%	#I/O	08/15/2048	718,535
25,627,390	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.64%	#I/O	11/15/2048	1,705,075
580,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.77%	#	12/15/2048	599,241
53,224,873	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4-XA	0.97%	#I/O	12/15/2049	3,286,710
10,000,000	LCCM, Series 2017-LC26-C	4.71%	^	07/12/2050	10,019,620
11,823,942	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	2.11%	#^I/O	03/10/2049	1,030,854
99,644,152	LSTAR Commercial Mortgage Trust, Series 2017-5-X	1.39%	#^I/O	03/10/2050	5,580,850
300,000	Madison Avenue Trust, Series 2013-650M-D	4.17%	#^	10/12/2032	308,055
42,040	Merrill Lynch Mortgage Trust, Series 2006-C1-AJ	5.75%	#	05/12/2039	42,004
5,172,000	Merrill Lynch Mortgage Trust, Series 2007-C1-AM	6.02%	#	06/12/2050	5,197,860
10,600,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV-CK	4.30%	^	10/15/2030	9,518,828
5,185,387	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12-XA	1.06%	#I/O	10/15/2046	160,321
19,149,905	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7-XA	1.62%	#I/O	02/15/2046	1,108,157
9,773,741	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14-XA	1.40%	#I/O	02/15/2047	426,598
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.63%	#	10/15/2047	480,202
620,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	586,699
120,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.61%	#	02/15/2048	119,086
5,965,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-D	3.07%	^	02/15/2048	4,677,759
2,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26-D	3.06%	^	10/15/2048	1,582,917
21,752,034	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28-XA	1.44%	#I/O	01/15/2049	1,753,362
80,286	Morgan Stanley Capital, Inc., Series 2006-HQ8-AJ	5.63%	#	03/12/2044	80,199
500,000	Morgan Stanley Capital, Inc., Series 2007-IQ16-AMA	6.33%	#	12/12/2049	506,763
268,984	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	269,083
2,412,000	Morgan Stanley Capital, Inc., Series 2007-IQ16-AM	6.33%	#	12/12/2049	2,441,750
821,000	Morgan Stanley Capital, Inc., Series 2014-CPT-E	3.56%	#^	07/13/2029	820,237
1,386,000	Morgan Stanley Capital, Inc., Series 2014-CPT-F	3.56%	#^	07/13/2029	1,371,499
1,466,000	Morgan Stanley Capital, Inc., Series 2014-CPT-G	3.56%	#^	07/13/2029	1,439,186
500,000	Morgan Stanley Capital, Inc., Series 2014-MP-D	3.82%	#^	08/11/2033	508,844
625,000	Morgan Stanley Capital, Inc., Series 2015-XLF1-D	4.14%	#^	08/14/2031	625,808
87,886,559	Morgan Stanley Capital, Inc., Series 2016-UB12-XA	0.97%	#I/O	12/15/2049	4,683,809
8,477,000	Morgan Stanley Capital, Inc., Series 2017-PRME-D	4.56%	#^	02/15/2034	8,537,341
1,403,000	MSCG Trust, Series 2016-SNR-C	5.21%	^	11/15/2034	1,416,071
6,614,000	RAIT Trust, Series 2017-FL7-B	2.75%	#^	06/15/2037	6,630,444
5,264,000	Resource Capital Ltd., Series 2017-CRE5-B	3.09%	#^	07/15/2034	5,264,000
7,250,000	RRX Trust, Series 2014-1A-A	0.00%	^P/O	08/26/2044	7,092,603
4,262,799	Sutherland Commercial Mortgage Loans LLC, Series 2015-SBC4-A	4.00%	^	06/25/2039	4,246,548
4,486,887	TRU Trust, Series 2016-TOYS-A	3.38%	#^	11/15/2030	4,497,183
2,034,000	UBS Commercial Mortgage Trust, Series 2017-C1-XB	0.90%	#I/O	06/15/2050	161,319
3,088,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6-D	4.49%	#^	04/10/2046	2,842,032
5,929,000	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1-D	6.25%	#^	01/10/2045	6,476,094
1,804,495	Velocity Commercial Capital Loan Trust, Series 2015-1-AFL	3.65%	#^	06/25/2045	1,819,126
3,860,400	Velocity Commercial Capital Loan Trust, Series 2016-1-AFX	3.53%	#^	04/25/2046	3,895,137
7,341,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25-F	6.03%	#	05/15/2043	7,343,105
3,760,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C26-AM	6.28%	#	06/15/2045	3,789,657
1,006,306	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27-AJ	5.83%	#	07/15/2045	1,018,657
10,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-C	5.69%	#	10/15/2048	10,069,667
719,236	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AJ	5.63%	#	10/15/2048	731,858
3,410,581	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31-AJ	5.66%	#	04/15/2047	3,442,582
1,055,913	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32-AMFX	5.70%	^	06/15/2049	1,057,307
7,367,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	6.17%	#	02/15/2051	7,507,642
1,500,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AM	6.17%	#	02/15/2051	1,498,602
1,900,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-D	3.94%	^	08/15/2050	1,549,332
540,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-B	3.96%		12/15/2047	552,227
13,740,620	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-XA	1.12%	#I/O	02/15/2048	758,960
57,416,884	Wells Fargo Commercial Mortgage Trust, Series 2015-C30-XA	1.15%	#I/O	09/15/2058	3,498,365
2,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.76%	#	11/15/2048	2,061,316
21,970,386	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.26%	#I/O	11/15/2048	1,492,224
32,552,088	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.93%	#I/O	07/15/2058	1,342,770
1,340,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3-C	4.64%	#	09/15/2057	1,292,350
1,150,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-E	3.75%	#^	12/15/2048	857,388
1,443,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32-C	4.88%	#	01/15/2059	1,385,473
15,239,622	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-XA	1.97%	#I/O	03/15/2059	1,654,372
25,998,819	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24-XA	1.89%	#I/O	10/15/2049	2,953,923
78,003,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C38-XA	1.24%	#I/O	07/15/2050	6,343,204
16,400,117	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-XA	1.74%	#I/O	01/15/2060	1,758,934
2,218,000	WFRBS Commercial Mortgage Trust, Series 2012-C6-D	5.77%	#^	04/15/2045	2,227,173
3,897,502	WFRBS Commercial Mortgage Trust, Series 2012-C9-D	4.96%	#^	11/15/2045	3,764,523
3,782,543	WF-RBS Commercial Mortgage Trust, Series 2014-C19-XA	1.37%	#I/O	03/15/2047	201,502
9,686,966	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.30%	#I/O	08/15/2047	544,228
29,490,955	WF-RBS Commercial Mortgage Trust, Series 2016-NXS6-XA	1.80%	#I/O	11/15/2049	3,044,457

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $487,722,289)					483,588,656

Non-Agency Residential Collateralized Mortgage Obligations - 13.0%
2,351,983	Ajax Mortgage Loan Trust, Series 2015-B-A	3.88%	#^	07/25/2060	2,355,057
8,140,170	Ajax Mortgage Loan Trust, Series 2016-B-A	4.00%	#^	09/25/2065	8,146,769
12,456,511	Alternative Loan Trust, Series 2005-49CB-A6	5.50%		11/25/2035	11,762,682
13,391,096	Alternative Loan Trust, Series 2005-62-1A1	1.52%	#	12/25/2035	11,519,800
12,510,983	Alternative Loan Trust, Series 2007-HY9-A2	1.49%	#	08/25/2047	10,530,434
1,750,000	Banc of America Funding Corporation, Series 2005-B-3M1	1.66%	#	04/20/2035	1,476,360
4,186,007	Banc of America Funding Corporation, Series 2006-7-T2A1	5.88%	#	10/25/2036	3,637,315
11,140,048	Banc of America Mortgage Securities Trust, Series 2007-3-1A1	6.00%		09/25/2037	10,873,955
6,569,377	Bayview Opportunity Master Fund Trust, Series 2016-RN2-A1	3.60%	#^	08/28/2031	6,547,974
3,267,073	Bayview Opportunity Master Fund Trust, Series 2016-RPL2-A1	3.84%	#^	06/28/2031	3,240,403
2,007,964	Bayview Opportunity Master Fund Trust, Series 2016-RPL3-A1	3.47%	#^	07/28/2031	2,004,175
4,733,114	Bayview Opportunity Master Fund Trust, Series 2016-RPL4-A1	3.47%	#^	07/28/2018	4,714,602
3,187,966	BCAP LLC Trust, Series 2012-RR1-3A4	5.50%	#^	10/26/2035	3,059,347
14,672,468	CIM Trust, Series 2016-3-A1	3.55%	#^	02/25/2056	15,196,814
1,572,337	Citicorp Residential Mortgage Securities, Inc., Series 2007-1-A4	5.58%	#	03/25/2037	1,624,484
1,884,992	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	1,746,253
105,791	Countrywide Alternative Loan Trust, Series 2004-33-1A1	3.65%	#	12/25/2034	107,464
867,777	Countrywide Alternative Loan Trust, Series 2005-23CB-A15	5.50%		07/25/2035	818,126
3,088,344	Countrywide Alternative Loan Trust, Series 2005-28CB-1A6	5.50%		08/25/2035	2,871,215
2,998,956	Countrywide Alternative Loan Trust, Series 2006-J6-A5	6.00%		09/25/2036	2,663,235
644,080	Countrywide Alternative Loan Trust, Series 2007-15CB-A7	6.00%		07/25/2037	601,457
2,095,277	Countrywide Home Loans, Series 2005-10-A2	5.50%		05/25/2035	1,976,954
1,156,775	Countrywide Home Loans, Series 2007-14-A15	6.50%		09/25/2037	1,094,553
15,000,000	Credit Suisse Commercial Mortgage Trust, Series 2017-6R-1A1	2.72%	#^	03/15/2019	15,000,000
12,115	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-8-6A1	4.50%		12/25/2019	12,120
3,429,470	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-2A1	6.00%		12/25/2035	3,325,265
141,558	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-8A5	6.00%		12/25/2035	139,738
1,340,696	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-5A9	5.50%		10/25/2035	1,213,879
1,000,000	Credit Suisse Mortgage Capital Certificates, Series 2011-12R-3A5	2.78%	#^	07/27/2036	969,695
1,000,000	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	3.27%	#^	11/27/2037	1,031,822
12,376,152	Credit Suisse Mortgage Trust, Series 2017-1A-A	4.50%	^	03/25/2021	12,415,855
13,942,480	CSMC Mortgage Securities Trust, Series 2017-3R-1A1	3.00%	#^	02/27/2047	13,995,642
7,915,044	Deephaven Residential Mortgage Trust, Series 2017-1A-A1	2.73%	#^	12/26/2046	7,931,870
1,165,986	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01%	#	10/25/2036	1,111,124
767,455	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-1A2	7.43%	#^	07/27/2037	675,209
6,889,754	FirstKey Mortgage Trust, Series 2014-1-A8	3.50%	#^	11/25/2044	7,008,879
18,121,864	GCAT LLC, Series 2017-2-A1	3.50%	#^	04/25/2047	18,092,140
5,603,879	GCAT LLC, Series 2017-3-A1	3.35%	#^	04/25/2047	5,616,963
7,929,655	GCAT LLC, Series 2017-4-A1	3.23%	#^	05/25/2022	7,933,567
20,000,000	GCAT LLC, Series 2017-5-A1	3.23%	^	07/25/2047	20,033,520
148,906	GMACM Mortgage Loan Trust, Series 2005-J1-A6	6.00%		12/25/2035	144,327
9,032	GSR Mortgage Loan Trust, Series 2004-2F-14A1	5.50%		09/25/2019	9,132
837,178	GSR Mortgage Loan Trust, Series 2006-2F-3A4	6.00%		02/25/2036	698,588
150,332	Home Equity Mortgage Trust, Series 2003-6-M2	3.42%	#	03/25/2034	148,284
288,558	HSI Asset Loan Obligation Trust, Series 2006-2-1A1	6.00%		12/25/2036	201,269
1,120,502	Impac Secured Assets Trust, Series 2006-5-1A1C	1.49%	#	02/25/2037	927,950
2,432,457	IndyMac Mortgage Loan Trust, Series 2006-AR5-2A1	3.35%	#	05/25/2036	2,119,030
14,746,663	JP Morgan Alternative Loan Trust, Series 2007-S1-A2	1.56%	#	04/25/2047	13,833,438
20,232,036	Legacy Mortgage Asset Trust, Series 2017-GS1-A1	3.50%	#^	01/25/2057	20,193,332
415,298	Lehman Mortgage Trust, Series 2006-1-1A3	5.50%		02/25/2036	374,587
20,981	Lehman XS Trust, Series 2005-6-3A2B	5.42%	#	11/25/2035	21,065
269,235	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	3.34%	#	04/25/2036	250,426
586,262	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A6	6.00%		03/25/2037	450,846
2,219,835	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF2C	6.25%		08/25/2036	1,820,238
488,622	Morgan Stanley Mortgage Loan Trust, Series 2006-2-7A1	5.41%	#	02/25/2036	428,680
9,000,000	Nationstar HECM Loan Trust, Series 2016-3A-M1	3.15%	^	08/25/2026	8,973,927
11,605,333	New Residential Mortgage Loan Trust, Series 2017-RPL1-A1	3.60%	^	04/25/2022	11,726,447
19,208,410	Pretium Mortgage Credit Partners LLC, Series 2017-NPL1-A1	3.50%	#^	04/29/2032	19,328,713
20,000,000	Pretium Mortgage Credit Partners LLC, Series 2017-NPL3-A1	3.25%	^	06/29/2032	20,000,000
1,418,257	Residential Accredit Loans, Inc., Series 2006-QS12-2A3	6.00%		09/25/2036	1,335,679
1,966,866	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	1,784,049
130,121	Residential Asset Mortgage Products, Inc., Series 2005-EFC7-AI3	1.47%	#	12/25/2035	127,968
1,017,119	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	775,167
4,555,471	Shellpoint Co-Originator Trust, Series 2016-1-1A10	3.50%	#^	11/25/2046	4,650,051
6,043,297	Soundview Home Loan Trust, Series 2007-OPT3-2A3	1.40%	#	08/25/2037	5,656,624
1,250,000	Springleaf Mortgage Loan Trust, Series 2013-2A-B2	6.00%	#^	12/25/2065	1,250,881
9,206,320	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	3.52%	#	12/25/2035	8,708,895
1,957,471	Structured Asset Securities Corporation, Series 2005-16-1A2	5.50%		09/25/2035	1,914,882
3,392,721	Towd Point Mortgage Trust, Series 2015-2-1A13	2.50%	#^	11/25/2060	3,399,859
9,212,355	US Residential Opportunity Fund Trust, Series 2016-1III-A	3.47%	#^	07/27/2036	9,297,726
11,603,740	Vericrest Opportunity Loan Trust, Series 2017-NPL5-A1	3.38%	#^	05/28/2047	11,628,535
17,888,303	VOLT LLC, Series 2016-NP11-A1	3.50%	#^	10/25/2046	17,948,565
18,730,336	VOLT LLC, Series 2017-NPL1-A1	3.63%	#^	02/25/2047	18,790,126
13,756,697	VOLT LLC, Series 2017-NPL3-A1	3.50%	#^	03/25/2047	13,834,725
21,715,919	VOLT LLC, Series 2017-NPL4-A1	3.38%	#^	04/25/2047	21,754,143
13,611,072	VOLT LLC, Series 2017-NPL6-A1	3.25%	#^	05/25/2047	13,662,153
20,000,000	VOLT LLC, Series 2017-NPL7-A1	3.25%	#^	04/25/2059	20,032,456
20,000,000	VOLT LLC, Series 2017-NPL8-A1	3.13%	#^	06/25/2047	20,018,000
9,426,557	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR10-2A1	3.02%	#	09/25/2036	8,837,709
188,416	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-1A5	6.00%		07/25/2036	165,147
2,289,993	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	2,224,515
6,881,119	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A85	6.00%		08/25/2037	6,941,287
10,000,970	Wells Fargo Mortgage Backed Securities Trust, Series 2007-13-A7	6.00%		09/25/2037	10,096,112

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $530,749,102)					531,562,249

US Corporate Bonds - 8.0%
4,302,000	AbbVie, Inc.	1.80%		05/14/2018	4,308,380
5,459,000	Amazon.com, Inc.	2.60%		12/05/2019	5,565,205
7,170,000	American Express Credit Corporation	2.20%		03/03/2020	7,206,323
1,375,000	American Honda Finance Corporation	1.70%		02/22/2019	1,376,921
5,509,000	American Honda Finance Corporation	1.20%		07/12/2019	5,458,174
8,115,000	Amgen, Inc.	2.20%		05/11/2020	8,159,308
3,840,000	Anheuser-Busch InBev Finance, Inc.	1.90%		02/01/2019	3,850,195
7,187,000	Bank of America Corporation	2.00%		01/11/2018	7,198,981
2,683,000	BB&T Corporation	2.25%		02/01/2019	2,699,412
1,750,000	Berkshire Hathaway Finance Corporation	1.70%		03/15/2019	1,754,657
6,105,000	Berkshire Hathaway Finance Corporation	1.30%		08/15/2019	6,062,821
4,078,000	Boston Properties LP	5.88%		10/15/2019	4,374,768
2,660,000	Broadcom Corporation	2.38%	^	01/15/2020	2,665,312
4,830,000	Cardinal Health, Inc.	1.95%		06/15/2018	4,843,949
2,205,000	Cardinal Health, Inc.	1.95%		06/14/2019	2,208,321
1,925,000	Caterpillar Financial Services Corporation	1.70%		06/16/2018	1,927,782
3,315,000	Caterpillar Financial Services Corporation	2.10%		01/10/2020	3,338,023
5,064,000	Celgene Corporation	2.13%		08/15/2018	5,085,061
1,230,000	Celgene Corporation	2.88%		08/15/2020	1,258,604
1,740,000	Chevron Corporation	1.56%		05/16/2019	1,735,473
1,665,000	Chevron Corporation	1.99%		03/03/2020	1,669,873
7,035,000	Cintas Corporation	2.90%		04/01/2022	7,151,929
4,420,000	Cisco Systems, Inc.	1.40%		09/20/2019	4,391,208
4,766,000	Citigroup, Inc.	2.05%		12/07/2018	4,774,889
5,085,000	Citigroup, Inc.	2.12%	#	04/25/2022	5,116,837
1,405,000	Comcast Corporation	5.88%		02/15/2018	1,442,055
3,432,000	Comcast Corporation	5.15%		03/01/2020	3,719,862
7,390,000	Consolidated Edison, Inc.	2.00%		03/15/2020	7,389,734
5,755,000	CVS Health Corporation	1.90%		07/20/2018	5,771,488
5,595,000	Daimler Finance North America LLC	2.25%	^	03/02/2020	5,602,581
5,665,000	Express Scripts Holding Company	2.25%		06/15/2019	5,686,686
6,735,000	General Mills, Inc.	2.20%		10/21/2019	6,783,216
5,255,000	General Motors Financial Company	2.65%		04/13/2020	5,282,552
1,422,000	Goldman Sachs Group, Inc.	2.90%		07/19/2018	1,438,532
5,275,000	Goldman Sachs Group, Inc.	2.30%		12/13/2019	5,291,764
2,405,000	Hewlett Packard Enterprise Company	2.85%		10/05/2018	2,426,380
1,750,000	Hewlett Packard Enterprise Company	3.60%		10/15/2020	1,805,632
1,150,000	John Deere Capital Corporation	1.60%		07/13/2018	1,151,280
3,872,000	John Deere Capital Corporation	1.95%		01/08/2019	3,890,481
830,000	John Deere Capital Corporation	1.95%		06/22/2020	832,536
7,598,000	JP Morgan Chase & Company	2.25%		01/23/2020	7,623,795
4,965,000	Kinder Morgan, Inc.	3.05%		12/01/2019	5,054,320
5,580,000	Kraft Heinz Foods Company	2.00%		07/02/2018	5,595,546
4,790,000	Kroger Company	6.15%		01/15/2020	5,236,495
3,843,000	Laboratory Corporation	2.50%		11/01/2018	3,874,897
4,950,000	McKesson Corporation	2.28%		03/15/2019	4,980,621
3,354,000	Molson Coors Brewing Company	1.45%		07/15/2019	3,314,912
8,270,000	Morgan Stanley	2.45%		02/01/2019	8,328,692
1,660,000	MUFG Americas Holdings Corporation	1.63%		02/09/2018	1,659,997
2,860,000	MUFG Americas Holdings Corporation	2.25%		02/10/2020	2,862,645
3,495,000	Mylan NV	2.50%		06/07/2019	3,524,708
1,743,000	National Rural Utilities Cooperative Finance Corporation	2.30%		11/15/2019	1,754,472
1,540,000	New York Life Global Funding	2.00%	^	04/09/2020	1,540,302
563,000	Newell Brands, Inc.	2.60%		03/29/2019	568,749
5,916,000	Newell Brands, Inc.	3.15%		04/01/2021	6,061,244
4,425,000	Philip Morris International, Inc.	5.65%		05/16/2018	4,577,893
495,000	Philip Morris International, Inc.	2.00%		02/21/2020	496,211
3,500,000	PNC Funding Corporation	4.38%		08/11/2020	3,726,639
3,185,000	Prudential Financial, Inc.	7.38%		06/15/2019	3,512,456
6,855,000	QUALCOMM, Inc.	2.10%		05/20/2020	6,888,932
3,235,000	Reynolds American, Inc.	3.25%		06/12/2020	3,332,629
20,000,000	SBA Tower Trust	3.17%	^	04/15/2022	20,105,694
3,540,000	Shell International Finance B.V.	1.38%		05/10/2019	3,520,254
4,990,000	Sherwin-Williams Company	2.25%		05/15/2020	5,004,231
5,476,000	Simon Property Group LP	2.20%		02/01/2019	5,511,753
1,510,000	Southern Company	2.45%		09/01/2018	1,520,399
3,666,000	Southern Company	1.85%		07/01/2019	3,653,708
5,165,000	Thermo Fisher Scientific, Inc.	2.15%		12/14/2018	5,186,347
305,000	Thermo Fisher Scientific, Inc.	3.60%		08/15/2021	318,063
2,894,000	TIAA Asset Management Finance Company LLC	2.95%	^	11/01/2019	2,937,138
4,235,000	Toyota Motor Credit Corporation	1.95%		04/17/2020	4,235,089
4,695,000	United Technologies Corporation	1.50%		11/01/2019	4,673,962
2,695,000	United Technologies Corporation	1.90%		05/04/2020	2,700,530
6,528,000	Verizon Communications, Inc.	2.95%	^	03/15/2022	6,579,806
250,000	WellPoint, Inc.	1.88%		01/15/2018	250,243
2,875,000	WellPoint, Inc.	2.30%		07/15/2018	2,891,942
4,800,000	Wells Fargo & Company	1.50%		01/16/2018	4,798,910
2,855,000	Wells Fargo & Company	2.15%		01/30/2020	2,866,466

Total US Corporate Bonds (Cost $323,723,654)					323,967,875

US Government / Agency Mortgage Backed Obligations - 2.7%
2,217,705	Federal Home Loan Mortgage Corporation, Pool G08626	3.00%		02/01/2045	2,214,692
2,328,595	Federal Home Loan Mortgage Corporation, Pool G08631	3.00%		03/01/2045	2,325,432
1,236,532	Federal Home Loan Mortgage Corporation, Pool U7-9016	2.50%		05/01/2028	1,244,833
3,385,502	Federal Home Loan Mortgage Corporation, Series 2016-KF22-B	6.03%	#^	07/25/2023	3,423,441
792,557	Federal Home Loan Mortgage Corporation, Series 3417-SM	5.12%	#I/FI/O	02/15/2038	146,469
17,296,397	Federal Home Loan Mortgage Corporation, Series 4060-QA	1.50%		09/15/2026	17,115,567
11,512,504	Federal Home Loan Mortgage Corporation, Series 4125-FA	1.51%	#	11/15/2042	11,518,117
2,165,744	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	2,198,213
33,459,872	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.44%	#I/O	03/25/2023	2,045,656
1,348,457	Federal National Mortgage Association, Series 2012-134-FT	1.57%	#	12/25/2042	1,346,675
5,164,489	Federal National Mortgage Association, Series 2012-32-DA	2.00%		11/25/2026	5,164,138
4,224,513	Federal National Mortgage Association, Series 2015-9-HA	3.00%		01/25/2045	4,312,510
7,029,956	Federal National Mortgage Association, Series 2015-59-A	3.00%		06/25/2041	7,159,293
9,609,583	Federal National Mortgage Association, Series 2016-72-PA	3.00%		07/25/2046	9,740,967
9,767,629	Federal National Mortgage Association, Series 2017-13-ML	3.00%		08/25/2041	9,951,163
9,746,205	Federal National Mortgage Association, Series 2017-2-HA	3.00%		09/25/2041	9,910,058
9,712,457	Federal National Mortgage Association, Series 2017-4-CH	3.00%		06/25/2042	9,971,352
1,229,633	Federal National Mortgage Association Pass-Thru, Pool AL3797	2.50%		06/01/2028	1,236,736
3,209,364	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	3,211,114
666,113	Federal National Mortgage Association Pass-Thru, Pool MA1200	3.00%		10/01/2032	681,948
5,762,998	Federal National Mortgage Association Pass-Thru, Pool MA2270	3.00%		05/01/2045	5,734,470

Total US Government / Agency Mortgage Backed Obligations (Cost $110,182,432)					110,652,844

US Government and Agency Obligations - 16.8%
110,900,000	United States Treasury Notes	0.88%		11/30/2017	110,788,767
103,800,000	United States Treasury Notes	1.00%		03/15/2018	103,637,865
124,800,000	United States Treasury Notes	0.88%		03/31/2018	124,449,062
111,200,000	United States Treasury Notes	0.88%		05/31/2018	110,819,918
41,800,000	United States Treasury Notes	0.75%		10/31/2018	41,484,034
96,800,000	United States Treasury Notes	1.63%		06/30/2020	96,977,725
97,300,000	United States Treasury Notes	1.38%		09/30/2020	96,587,375

Total US Government and Agency Obligations (Cost $685,182,974)					684,744,746

Affiliated Mutual Funds - 2.4%
9,980,040	DoubleLine Ultra Short Bond Fund (Class I)				100,000,000

Total Affiliated Mutual Funds (Cost $100,000,000)					100,000,000

Exchange Traded Funds and Common Stocks - 0.0%
4,745	Frontera Energy Corporation *				125,321

Total Exchange Traded Funds and Common Stocks (Cost $852,503)					125,321

Short Term Investments - 8.3%
85,083,710	BlackRock Liquidity Funds FedFund - Institutional Shares	0.86%	◆		85,083,710
85,083,710	Fidelity Institutional Money Market Government Portfolio - Class I	0.81%	◆		85,083,710
85,083,708	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.84%	◆		85,083,708
83,400,000	United States Treasury Bills	0.00%			83,274,566

Total Short Term Investments (Cost $338,514,050)					338,525,694

Total Investments - 98.5% (Cost $4,016,693,308)					4,019,336,565
Other Assets in Excess of Liabilities - 1.5%					62,341,016

NET ASSETS - 100.0%					$4,081,677,581

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2017, the value of these securities amounted to $1,476,528,983 or 36.2% of net assets.
#	Variable rate security. Rate disclosed as of June 30, 2017.
†	Perpetual Maturity
I/O	Interest only security
P/O	Principal only security
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates
Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
¥	Illiquid security. At June 30, 2017, the value of these securities amounted to $2,291,696 or 0.1% of net assets.
PIK	A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
&	Unfunded or partially unfunded loan commitment. At June 30, 2017, the value of these securities amounted to $239,497 or 0.0% of net assets
*	Non-income producing security
◆	Seven-day yield as of June 30, 2017

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows+:

Tax Cost of Investments	$4,017,295,840

Gross Tax Unrealized Appreciation	19,326,682
Gross Tax Unrealized Depreciation	(17,285,957)

Net Tax Unrealized Appreciation (Depreciation)	$2,040,725

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	16.8%
Non-Agency Residential Collateralized Mortgage Obligations	13.0%
Non-Agency Commercial Mortgage Backed Obligations	11.8%
Collateralized Loan Obligations	12.1%
Short Term Investments	8.3%
US Corporate Bonds	8.0%
Foreign Corporate Bonds	7.8%
Asset Backed Obligations	7.2%
Bank Loans	6.7%
US Government / Agency Mortgage Backed Obligations	2.7%
Affiliated Mutual Funds	2.4%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	1.7%
Exchange Traded Funds and Common Stocks	0.0%	~
Other Assets and Liabilities	1.5%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	16.8%
Non-Agency Residential Collateralized Mortgage Obligations	13.0%
Non-Agency Commercial Mortgage Backed Obligations	11.8%
Collateralized Loan Obligations	12.1%
Short Term Investments	8.3%
Asset Backed Obligations	7.2%
Banking	5.1%
US Government / Agency Mortgage Backed Obligations	2.7%
Affiliated Mutual Funds	2.4%
Oil & Gas	1.8%
Telecommunications	1.7%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	1.7%
Healthcare	1.2%
Technology	1.0%
Utilities	0.8%
Automotive	0.7%
Transportation	0.7%
Business Equipment and Services	0.6%
Consumer Products	0.6%
Pharmaceuticals	0.6%
Media	0.6%
Food Products	0.5%
Insurance	0.5%
Chemicals/Plastics	0.4%
Beverage and Tobacco	0.4%
Energy	0.4%
Food/Drug Retailers	0.4%
Biotechnology	0.4%
Aerospace & Defense	0.3%
Electronics/Electric	0.3%
Health Care Providers & Services	0.3%
Finance	0.3%
Real Estate	0.3%
Construction	0.3%
Pulp & Paper	0.3%
Industrial Equipment	0.3%
Retailers (other than Food/Drug)	0.3%
Hotels/Motels/Inns and Casinos	0.2%
Commercial Services	0.2%
Containers and Glass Products	0.2%
Leisure	0.2%
Conglomerates	0.2%
Building and Development (including Steel/Metals)	0.2%
Semiconductors & Semiconductor Equipment	0.2%
Mining	0.0%	~
Cosmetics/Toiletries	0.0%	~
Financial Intermediaries	0.0%	~
Other Assets and Liabilities	1.5%

	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	88.8%
Chile	1.2%
Mexico	1.1%
India	0.8%
China	0.7%
Peru	0.6%
Canada	0.6%
Singapore	0.6%
Panama	0.4%
Colombia	0.4%
United Kingdom	0.4%
Malaysia	0.3%
Australia	0.3%
Israel	0.3%
Hong Kong	0.2%
Costa Rica	0.2%
South Korea	0.2%
Indonesia	0.2%
Dominican Republic	0.2%
Qatar	0.2%
Netherlands	0.2%
Brazil	0.1%
France	0.1%
Philippines	0.1%
Guatemala	0.1%
Ireland	0.1%
Poland	0.1%
Paraguay	0.0%	~
Jamaica	0.0%	~
Hungary	0.0%	~
Other Assets and Liabilities	1.5%

	100.0%

~	Represents less than 0.05% of net assets

Total Return Swaps - Long
Reference Entity	Counterparty	Financing Rate	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® US Sector ER USD Index «	Barclays Capital, Inc.	0.47%	96,400,000	07/13/2017	(898,207)
Shiller Barclays CAPE® US Sector ER USD Index «	Barclays Capital, Inc.	0.47%	53,150,000	07/26/2017	(494,140)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	0.43%	25,000,000	07/26/2017	5,694,157
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	90,000,000	07/27/2017	20,692,320
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	0.43%	25,000,000	08/30/2017	4,571,182
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	100,000,000	08/31/2017	16,785,128
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	0.43%	50,000,000	09/27/2017	8,154,396
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	60,000,000	09/28/2017	10,230,975
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	0.43%	90,000,000	10/25/2017	14,779,163
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	90,000,000	10/26/2017	14,473,787
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	0.43%	75,000,000	11/29/2017	11,472,088
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	100,000,000	11/30/2017	14,151,402
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	0.43%	25,000,000	12/19/2017	2,350,146
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	0.43%	75,000,000	12/20/2017	9,616,611
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	100,000,000	12/21/2017	9,559,830
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	0.43%	75,000,000	01/23/2018	6,781,751
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	0.43%	100,000,000	01/24/2018	9,308,460
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	75,000,000	01/25/2018	6,871,200
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	0.43%	96,000,000	02/20/2018	5,077,501
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	0.43%	100,000,000	02/21/2018	8,682,905
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	100,000,000	02/22/2018	6,442,400
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	0.43%	50,000,000	03/13/2018	1,816,101
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	0.43%	100,000,000	03/14/2018	3,633,151
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	100,000,000	03/15/2018	2,715,542
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	0.43%	100,000,000	03/27/2018	4,807,989
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	0.43%	100,000,000	03/28/2018	4,809,044
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	100,000,000	03/29/2018	3,420,656
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	0.43%	100,000,000	04/10/2018	2,433,478
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	0.43%	100,000,000	04/11/2018	3,194,806
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	100,000,000	04/12/2018	2,686,891
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	0.43%	100,000,000	04/24/2018	2,887,253
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	0.43%	100,000,000	04/25/2018	2,434,063
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	100,000,000	04/26/2018	4,333,091
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	0.43%	100,000,000	05/15/2018	1,774,769
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	0.43%	100,000,000	05/16/2018	3,504,824
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	100,000,000	05/17/2018	917,291
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	0.43%	100,000,000	05/30/2018	910,905
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	100,000,000	05/31/2018	504,177
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	0.43%	100,000,000	06/12/2018	(836,631)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	0.43%	100,000,000	06/13/2018	(76,676)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	100,000,000	06/14/2018	(437,555)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	0.43%	100,000,000	06/27/2018	(1,226,872)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	80,000,000	07/12/2018	117,229
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	0.43%	50,000,000	07/24/2018	(521,433)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	0.43%	100,000,000	07/25/2018	(448,206)

					$227,656,942

«	Shiller Barclays CAPE® US Sector ER USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an exchange-traded fund of equity securities of companies in the relevant sector. At June 30, 2017, the four sector constituents with each fund ticker indicated in parentheses and their weightings were as follows: Health Care Select Sector SPDR® Fund (XLV) 26.2%, Consumer Discretionary Select Sector SPDR® Fund (XLY) 24.9%, Technology Select Sector SPDR® Fund (XLK) 24.4%, Consumer Staples Select Sector SPDR® Fund (XLP) 24.5%.

¤	Shiller Barclays CAPE® US Sector ER II USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index of equity securities of companies in the relevant sector. At June 30, 2017, the four sector constituents with each index ticker indicated in parentheses and their weightings were as follows: Health Care Select Sector Index (IXVTR) 26.2%, Consumer Discretionary Select Sector Index (IXYTR) 24.8%, Technology Select Sector Index (IXTTR) 24.5%, Consumer Staples Select Sector Index (IXRTR) 24.5%.

DoubleLine Flexible Income Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 4.8%
745,536	Arcadia Receivables Credit Trust, Series 2017-1-A	3.25%	^	06/15/2023	748,516
62,021	AVANT Loans Funding Trust, Series 2015-A-A	4.00%	^	08/16/2021	62,140
24,209	AVANT Loans Funding Trust, Series 2016-B-A	3.92%	^	08/15/2019	24,228
1,000,000	Citi Held For Asset Issuance, Series 2015-PM1-C	5.01%	^	12/15/2021	1,010,498
3,000,000	Coinstar Funding LLC, Series 2017-1A-A2	5.22%	^	04/25/2047	3,053,041
1,000,000	Colony Starwood Homes Trust, Series 2016-2A-D	3.35%	#^	12/17/2033	1,013,442
287,042	Consumer Installment Loan Trust, Series 2016-LD1-A	3.96%	^	07/15/2022	289,275
472,654	Eaglewood Consumer Loan Trust, Series 2014-1-A	3.50%	^¥	10/15/2019	471,914
1,351,282	ECAF Ltd., Series 2015-1A-A2	4.95%	^	06/15/2040	1,337,735
5,600,000	Helios Issuer LLC, Series 2017-1A-A	4.94%	^	09/20/2049	5,603,418
2,000,000	Jimmy John’s Funding LLC, Series 2017-1A-A2II	4.85%	^	07/30/2047	2,010,000
10,000,000	Kabbage Asset Securitization LLC, Series 2017-1-A	4.57%	^	03/15/2022	10,236,770
1,104,737	LendingClub Issuance Trust, Series 2016-NP2-A	3.00%	^	01/17/2023	1,108,402
537,333	MarketPlace Loan Trust, Series 2015-CB1-A	4.00%	^	07/15/2021	536,825
326,034	SoFi Consumer Loan Program Trust, Series 2016-2-A	3.09%	^	10/27/2025	329,153
1,678,139	SoFi Consumer Loan Program Trust, Series 2017-1-A	3.28%	^	01/26/2026	1,700,720
500,000	SoFi Consumer Loan Program Trust, Series 2017-1-B	4.73%	#^	01/26/2026	523,299
1,744,757	SoFi Consumer Loan Program Trust, Series 2017-2-A	3.28%	^	02/25/2026	1,768,050
1,000,000	Springleaf Funding Trust, Series 2016-AA-A	2.90%	^	11/15/2029	1,005,358
2,000,000	Springleaf Funding Trust, Series 2017-AA-A	2.68%	^	07/15/2030	2,000,626
7,096,868	TAL Advantage LLC, Series 2017-1A-A	4.50%	^	04/21/2042	7,386,192

Total Asset Backed Obligations (Cost $41,541,513)					42,219,602

Bank Loans - 9.3%
741,237	Acadia Healthcare Company, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.80%	#	02/16/2023	747,353
379,050	Acrisure LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	6.30%	#	11/22/2023	383,392
695,000	Air Medical Group Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B1	5.16%	#	04/28/2022	693,349
245,000	Albea Beauty Holdings SA, Senior Secured 1st Lien Term Loan, Tranche B	5.16%	#	04/12/2024	244,157
672,395	Albertson’s Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4	3.98%	#	08/25/2021	664,959
803,125	AlixPartners LLP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.30%	#	04/04/2024	807,643
720,000	Almonde, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.74%	#	06/13/2024	720,940
750,000	Alpha 3 B.V., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	4.30%	#	01/31/2024	752,696
217,800	American Axle & Manufacturing, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.28%	#	04/08/2024	215,960
728,049	American Renal Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.47%	#	06/21/2024	728,279
528,679	American Tire Distributors, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.48%	#	09/01/2021	532,150
783,290	Americold Realty Trust, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.98%	#	12/01/2022	795,529
615,000	Arctic LNG Carriers Ltd., Senior Secured 1st Lien Term Loan, Tranche B	5.73%	#	05/18/2023	615,384
747,414	ASP AMC Merger Sub, Inc., Senior Secured 1st Lien Term Loan	4.80%	#	04/22/2024	740,564
380,000	Asurion LLC, Senior Secured 1st Lien Term Loan, Tranche B5	4.23%	#	11/03/2023	382,613
788,025	Avantor Performance Materials Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan	5.23%	#	03/08/2024	790,653
595,000	BJ’s Wholesale Club, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.97%	#	02/02/2024	578,141
1,255,000	Brand Energy & Infrastructure Services, Inc., Senior Secured 1st Lien Term Loan	5.50%	#	06/21/2024	1,255,389
745,000	Bright Bidco BV, Senior Secured 1st Lien Term Loan	5.80%	#	03/15/2024	756,641
1,295,000	BWAY Corporation, Senior Secured 1st Lien Term Loan, Tranche B	4.33%	#	04/03/2024	1,296,502
75,000	Capital Automotive LP, Guaranteed Secured 2nd Lien Term Loan	7.22%	#	03/24/2025	76,406
460,000	Capital Automotive LP, Senior Secured 1st Lien Term Loan, Tranche B	4.22%	#	03/25/2024	464,082
539,634	Cengage Learning, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.34%	#	06/07/2023	511,303
620,000	CenturyLink, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	1.38%	#	01/31/2025	613,843
164,892	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Term Loan	6.67%	#	03/19/2021	154,215
20,611	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Term Loan	6.67%	#	03/19/2021	19,277
117,171	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Synthetic Letter Of Credit	1.20%	#	03/19/2021	108,383
119,547	Ceva Intercompany BV, Guaranteed Senior Secured 1st Lien Term Loan	6.67%	#	03/19/2021	111,806
65,909	CH Hold Corporation, Senior Secured 1st Lien Delayed-Draw Term Loan	3.00%	#&	02/01/2024	66,252
657,443	CH Hold Corporation, Senior Secured 1st Lien Term Loan	4.23%	#	02/01/2024	660,868
748,125	Change Healthcare Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	3.98%	#	03/01/2024	749,161
716,373	CHG Healthcare Services, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	4.42%	#	06/07/2023	724,135
299,250	Chill Merger Sub Inc., Senior Secured 1st Lien Term Loan	5.48%	#	03/20/2024	302,991
110,457	CityCenter Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.72%	#	04/18/2024	110,756
30,000	Clark Equipment Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.93%	#	05/18/2024	30,128
815,000	Colorado Buyer, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.17%	#	05/01/2024	817,038
1,190,018	Community Health Systems Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche G	3.98%	#	12/31/2019	1,189,560
722,682	Compuware Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B3	5.55%	#	12/15/2021	729,005
1,205,000	Constellis Holdings LLC, Senior Secured 1st Lien Term Loan	6.30%	#	04/19/2024	1,192,950
387,448	CPI Holdco LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.30%	#	03/21/2024	389,869
685,000	CSC Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.46%	#	07/17/2025	681,147
568,526	CSM Bakery Supplies LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.15%	#	07/03/2020	541,876
748,125	Dell International, LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.73%	#	09/07/2023	751,709
30,000	Digicel International Finance Ltd., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.94%	#	05/27/2024	30,239
594,544	DJO Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.30%	#	06/08/2020	589,404
711,623	EFS Cogen Holdings I LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.80%	#	06/28/2023	715,690
379,050	Eldorado Resorts, Inc., Senior Secured 1st Lien Term Loan, Tranche B	3.38%	#	04/17/2024	376,444
810,000	Energy Transfer Equity LP, Senior Secured 1st Lien Term Loan	3.83%	#	02/02/2024	807,372
741,375	Envision Healthcare Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C	4.30%	#	12/01/2023	746,009
1,172,063	Equinox Holdings, Inc., Senior Secured 1st Lien Term Loan	4.48%	#	03/08/2024	1,178,843
672,373	Evergreen Skills, Senior Secured 1st Lien Term Loan	5.98%	#	04/28/2021	637,195
322,661	Fairmount Minerals, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	4.80%	#	09/05/2019	305,479
596,821	Federal-Mogul Holdings Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C	4.98%	#	04/15/2021	599,306
716,282	Filtration Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.48%	#	11/23/2020	718,968
370,629	First Data Corporation, Guaranteed Senior Secured 1st Lien Term Loan	3.72%	#	04/26/2024	371,026
528,675	Foresight Energy LLC, Guaranteed Senior Secured 1st Lien Term Loan	7.05%	#	03/28/2022	504,887
858,631	Garda World Security Corporation, Senior Secured 1st Lien Term Loan, Tranche B	5.23%	#	05/24/2024	865,607
863,926	Gates Global LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.55%	#	04/01/2024	864,959
175,000	Gavilan Resources LLC, Secured 2nd Lien Term Loan	7.08%	#	03/01/2024	167,416
736,349	Genesys Telecommunications Laboratories, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.30%	#	12/01/2023	739,847
606,961	Greektown Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.23%	#	04/25/2024	607,340
358,191	GTCR Valor Companies, Inc., Senior Secured 1st Lien Term Loan, Tranche B	7.23%	#	06/16/2023	360,767
606,942	Harbor Freight Tools USA, Inc., Senior Secured 1st Lien Term Loan	4.48%	#	08/18/2023	607,437
745,000	Hargray Corporation, Senior Secured 1st Lien Term Loan, Tranche B	4.23%	#	05/16/2024	746,863
422,875	Harsco Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	6.25%	#	11/02/2023	429,749
140,000	Hyland Software, Inc., Senior Secured 1st Lien Term Loan	4.48%	#	07/01/2022	141,067
785,000	Hyland Software, Inc., Senior Secured 1st Lien Term Loan	4.00%	#	07/01/2022	790,986
363,144	Informatica Corporation, Senior Secured 1st Lien Term Loan, Tranche B	4.80%	#	08/05/2022	363,403
370,000	Intrawest Resorts Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B1	4.45%	#	06/28/2024	370,925
741,275	JDA Software Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.73%	#	10/12/2023	747,168
719,448	Jeld-Wen, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.30%	#	07/01/2022	726,193
463,835	Jo-Ann Stores LLC, Senior Secured 1st Lien Term Loan, Tranche B	6.39%	#	10/20/2023	462,578
746,648	Kenan Advantage Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B1	4.23%	#	08/01/2022	748,828
724,419	KIK Custom Products, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.79%	#	08/26/2022	732,417
815,000	Kloeckner Pentaplast, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.55%	#	06/29/2022	807,869
684,287	Kraton Polymers LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.23%	#	01/06/2022	691,753
721,380	Kronos Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.68%	#	11/01/2023	727,140
741,266	Leslie’s Poolmart, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.87%	#	08/16/2023	744,742
610,000	Level 3 Financing, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.47%	#	02/22/2024	612,098
751,287	Life Time Fitness, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.23%	#	06/10/2022	753,244
712,517	Lightstone Holdco LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.73%	#	01/30/2024	695,837
44,068	Lightstone Holdco LLC, Senior Secured 1st Lien Term Loan, Tranche C	5.73%	#	01/30/2024	43,036
18,702	MA FinanceCo LLC, Senior Secured 1st Lien Term Loan, Tranche B	3.96%	#	06/21/2024	18,758
159,600	Mallinckrodt International Finance S.A., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.05%	#	09/24/2024	159,401
393,015	McGraw-Hill Financial, Inc., Senior Secured 1st Lien Term Loan	5.23%	#	05/04/2022	387,395
791,299	Milacron LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.23%	#	09/28/2023	794,021
154,612	Mohegan Tribal Gaming Authority, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.23%	#	10/13/2023	156,520
661,489	MPH Acquisition Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.30%	#	06/07/2023	662,419
736,195	National Vision, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.23%	#	03/12/2021	740,152
741,275	NBTY Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.80%	#	05/05/2023	742,998
748,072	Nord Anglia Education Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.70%	#	03/31/2021	753,219
15,000	NVA Holdings, Inc., Senior Secured 1st Lien Delayed-Draw Term Loan	4.68%	#&	08/14/2021	15,103
375,000	OPE Inmar Acquisition, Inc., Senior Secured 1st Lien Term Loan	4.67%	#	05/01/2024	376,230
653,161	Optiv Security, Inc., Senior Secured 1st Lien Term Loan	4.44%	#	02/01/2024	642,547
746,241	Party City Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.30%	#	08/19/2022	748,106
718,200	Peabody Energy Corporation, Guaranteed Senior Secured 1st Lien Term Loan	5.73%	#	03/31/2022	718,110
1,295,000	Pharmaceutical Product Development LLC, Senior Secured 1st Lien Term Loan	3.98%	#	08/18/2022	1,297,085
164,588	Pike Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.98%	#	03/08/2024	166,953
726,274	PODS LLC, Senior Secured 1st Lien Term Loan, Tranche B2	4.34%	#	02/02/2022	731,416
735,501	PQ Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.48%	#	11/04/2022	744,327
659,727	Precyse Acquisition Corporation, Senior Secured 1st Lien Term Loan, Tranche B	5.73%	#	10/20/2022	664,058
755,000	Project Alpha Intermediate Holding, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.67%	#	04/26/2024	751,108
728,175	RCN Corporation, Senior Secured 1st Lien Term Loan	4.23%	#	02/01/2024	718,985
760,105	RentPath LLC, Senior Secured 1st Lien Term Loan, Tranche B	6.48%	#¥	12/17/2021	759,474
94,751	Revlon Consumer Products Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.73%	#	09/07/2023	88,663
751,262	Reynolds Group, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.23%	#	02/03/2023	753,058
563,434	Sabre GLBL Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.98%	#	02/22/2024	567,809
339,150	Scientific Games International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B3	5.23%	#	10/01/2021	342,896
736,451	Seahawk Holding Ltd., Senior Secured 1st Lien Term Loan	7.04%	#	10/31/2022	748,971
126,298	Seattle SpinCo, Inc., Senior Secured 1st Lien Term Loan, Tranche B3	4.03%	#	06/21/2024	126,677
784,661	Securus Technologies Holdings, Inc., Senior Secured 1st Lien Term Loan	5.69%	#	06/20/2024	784,990
798,138	Select Medical Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	6.75%	#	03/06/2024	805,628
751,250	SolarWinds Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.73%	#	02/03/2023	753,834
178,395	Solenis International LP, Guaranteed Secured 2nd Lien Term Loan	7.95%	#	07/29/2022	179,108
741,247	Solera LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.48%	#	03/03/2023	744,631
753,051	Sophia LP, Senior Secured 1st Lien Term Loan, Tranche B	4.55%	#	09/30/2022	752,109
686,497	Summit Materials LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.98%	#	07/18/2022	689,717
225,000	Surgery Center Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.47%	#	06/20/2024	226,126
164,588	TCH-2 Holdings LLC, Senior Secured 1st Lien Term Loan	5.23%	#	05/06/2021	165,616
743,138	Team Health Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.98%	#	02/06/2024	738,147
205,000	TecoStar Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.92%	#	05/01/2024	205,256
721,375	Telesat Canada, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4	4.30%	#	11/17/2023	726,529
345,000	Tempo Acquisition LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.06%	#	05/01/2024	346,213
1,298,150	TKC Holdings, Inc., Senior Secured 1st Lien Term Loan	5.38%	#	02/01/2023	1,297,748
731,307	TransDigm, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche F	4.23%	#	06/09/2023	730,974
708,225	Tribune Media Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C	4.23%	#	01/26/2024	711,678
721,366	Tumi Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.48%	#	08/01/2023	727,602
1,179,008	UFC Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.47%	#	08/18/2023	1,182,798
128,023	Ultra Resources, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.12%	#	04/12/2024	127,703
751,262	Univar USA, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.98%	#	07/01/2022	752,964
35,000	UOS LLC, Senior Secured 1st Lien Term Loan, Tranche B	6.80%	#	04/18/2023	35,656
80,000	US Anesthesia Partners, Inc., Senior Secured 1st Lien Term Loan	4.47%	#	06/24/2024	80,183
517,084	US Renal Care, Inc., Senior Secured 1st Lien Term Loan	5.55%	#	12/30/2022	501,409
693,245	USAGM HoldCo LLC, Senior Secured 1st Lien Term Loan	5.05%	#	07/28/2022	696,278
726,366	VF Holdings Corporation, Senior Secured 1st Lien Term Loan	4.55%	#	06/30/2023	727,045
197,669	Vizient, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.73%	#	02/13/2023	199,605
310,797	Western Digital Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.98%	#	04/28/2023	312,643
445,000	WideOpenWest Finance LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	08/18/2023	445,154
1,215,000	WMG Acquisition Corporation, Guaranteed Senior Secured 1st Lien Term Loan	3.72%	#	11/01/2023	1,216,707
577,033	York Risk Services Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.98%	#	10/01/2021	565,781
730,384	Zodiac Pool Solutions LLC, Guaranteed Senior Secured 1st Lien Term Loan	5.30%	#	12/20/2023	737,688

Total Bank Loans (Cost $81,526,039)					81,373,164

Collateralized Loan Obligations - 14.1%
1,000,000	Adams Mill Ltd., Series 2014-1A-A1	2.64%	#^	07/15/2026	1,004,372
250,000	Adams Mill Ltd., Series 2014-1A-D1	4.66%	#^	07/15/2026	248,770
250,000	Adams Mill Ltd., Series 2014-1A-E1	6.16%	#^	07/15/2026	237,697
2,000,000	ALM LLC, Series 2013-8A-DR	8.26%	#^	10/15/2028	2,025,923
1,000,000	ALM LLC, Series 2014-14A-A1R	2.32%	#^	07/28/2026	1,002,764
2,000,000	ALM LLC, Series 2015-16A-C1R	0.00%	#^	07/15/2027	2,000,000
500,000	ALM LLC, Series 2016-19A-A2	3.36%	#^	07/15/2028	505,788
500,000	ALM LLC, Series 2016-19A-B	4.16%	#^	07/15/2028	504,339
2,500,000	Apidos Ltd., Series 2015-21A-C	4.71%	#^	07/18/2027	2,506,885
250,000	Apidos Ltd., Series 2015-21A-D	6.71%	#^	07/18/2027	246,401
1,250,000	Apidos Ltd., Series 2016-24A-C	5.11%	#^	07/20/2027	1,272,197
3,000,000	Atrium Corporation, Series 2017-9A-DR	4.80%	#^	05/28/2030	2,998,505
500,000	Avery Point Ltd., Series 2013-2A-D	4.61%	#^	07/17/2025	497,564
3,500,000	Babson Ltd., Series 2014-3A-D1	4.66%	#^	01/15/2026	3,513,407
500,000	Babson Ltd., Series 2014-3A-D2	5.39%	#^	01/15/2026	502,560
2,250,000	Babson Ltd., Series 2014-3A-E1	6.26%	#^	01/15/2026	2,219,345
250,000	Babson Ltd., Series 2014-3A-E2	7.66%	#^	01/15/2026	251,840
1,000,000	Babson Ltd., Series 2015-2A-D	4.96%	#^	07/20/2027	1,001,959
2,000,000	Barings Ltd., Series 2016-3A-C	5.11%	#^	01/15/2028	2,020,136
500,000	Battalion Ltd., Series 2007-1A-C	1.96%	#^	07/14/2022	502,405
500,000	Betony Ltd., Series 2015-1A-D	4.76%	#^	04/15/2027	495,444
750,000	BlueMountain Ltd., Series 2015-2A-C	3.86%	#^	07/18/2027	746,887
1,000,000	BlueMountain Ltd., Series 2015-2A-D	4.71%	#^	07/18/2027	1,004,937
500,000	BlueMountain Ltd., Series 2015-2A-E	6.51%	#^	07/18/2027	491,226
1,000,000	BlueMountain Ltd., Series 2015-3A-B	4.26%	#^	10/20/2027	1,012,355
500,000	BlueMountain Ltd., Series 2015-3A-C	4.71%	#^	10/20/2027	500,638
750,000	BlueMountain Ltd., Series 2016-2A-C	5.27%	#^	08/20/2028	762,915
1,000,000	BlueMountain Ltd., Series 2016-3A-D	5.03%	#^	11/15/2027	1,012,876
794,000	Bsprt Issuer Ltd., Series 2017-FL1-B	3.48%	#^	06/15/2027	796,790
2,000,000	California Street LP, Series 2012-9A-DR	4.98%	#^	10/16/2028	2,032,800
2,000,000	California Street LP, Series 2012-9A-ER	8.20%	#^	10/16/2028	2,008,152
2,000,000	Canyon Capital Ltd., Series 2006-1A-D	2.85%	#^	12/15/2020	1,975,192
1,000,000	Canyon Capital Ltd., Series 2012-1A-DR	5.26%	#^	01/15/2026	1,019,614
2,000,000	Canyon Capital Ltd., Series 2014-1A-C	4.42%	#^	04/30/2025	1,994,252
2,000,000	Canyon Capital Ltd., Series 2014-2A-DR	4.81%	#^	04/15/2029	1,994,691
2,000,000	Carlyle Global Market Strategies Ltd., Series 2016-2A-D2	7.61%	#^	07/15/2027	2,004,889
250,000	Catamaran Ltd., Series 2015-1A-C1	4.25%	#^	04/22/2027	253,017
2,000,000	Cent Ltd., Series 2006-12A-D	2.58%	#^	11/18/2020	1,987,167
2,375,000	Cent Ltd., Series 2007-15A-D	5.38%	#^	03/11/2021	2,375,608
573,983	Cent Ltd., Series 2012-16A-A1AR	2.42%	#^	08/01/2024	574,244
2,000,000	Cent Ltd., Series 2014-22A-C	4.93%	#^	11/07/2026	2,000,005
1,595,000	Cent Ltd., Series 2014-22A-D	6.48%	#^	11/07/2026	1,589,386
500,000	Dryden Senior Loan Fund, Series 2012-24RA-DR	4.88%	#^	11/15/2023	496,102
250,000	Dryden Senior Loan Fund, Series 2012-25A-D	5.16%	#^	01/15/2025	251,305
2,500,000	Dryden Senior Loan Fund, Series 2014-34A-DR	4.56%	#^	10/15/2026	2,501,788
1,000,000	Dryden Senior Loan Fund, Series 2016-45A-D	5.01%	#^	07/15/2027	1,009,743
250,000	Galaxy Ltd., Series 2014-18A-D1	4.86%	#^	10/15/2026	251,302
1,000,000	GoldenTree Loan Management Ltd., Series 2017-1A-D	4.53%	#^	04/20/2029	1,000,165
1,000,000	GoldenTree Loan Opportunities Ltd., Series 2015-10A-D	4.51%	#^	07/20/2027	992,575
250,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-C	3.87%	#^	08/01/2025	251,535
250,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C	4.67%	#^	04/28/2025	248,582
250,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D	6.17%	#^	04/28/2025	236,401
2,000,000	Jay Park Ltd., Series 2016-1A-C	5.01%	#^	10/20/2027	2,016,999
500,000	LCM LP, Series 12A-DR	4.86%	#^	10/19/2022	504,344
500,000	LCM LP, Series 14A-D	4.66%	#^	07/15/2025	502,479
250,000	LCM LP, Series 16A-DR	0.00%	#^	07/15/2026	249,982
524,170	Madison Park Funding Ltd., Series 2007-4A-A2	1.52%	#^	03/22/2021	521,236
1,000,000	Madison Park Funding Ltd., Series 2007-6A-C	2.17%	#^	07/26/2021	982,369
2,095,000	Madison Park Funding Ltd., Series 2013-11A-D	4.65%	#^	10/23/2025	2,111,459
1,000,000	Madison Park Funding Ltd., Series 2014-15A-CR	4.62%	#^	01/27/2026	1,008,162
2,500,000	Madison Park Funding Ltd., Series 2014-15A-DR	6.61%	#^	01/27/2026	2,500,375
1,000,000	Madison Park Funding Ltd., Series 2015-16A-D	6.66%	#^	04/20/2026	995,162
500,000	Madison Park Funding Ltd., Series 2015-18A-D2	5.11%	#^	10/21/2026	504,696
250,000	Magnetite Ltd., Series 2014-9A-BR	3.16%	#^	07/25/2026	249,754
1,000,000	Marathon Ltd., Series 2017-9A-A2	2.90%	#^	04/15/2029	997,899
2,500,000	Octagon Investment Partners Ltd., Series 2012-1A-CR	5.16%	#^	07/15/2029	2,523,206
500,000	Octagon Investment Partners Ltd., Series 2014-1A-C	4.83%	#^	11/14/2026	501,865
2,000,000	Octagon Investment Partners Ltd., Series 2014-1A-D	7.78%	#^	11/14/2026	2,038,552
2,500,000	Octagon Investment Partners Ltd., Series 2017-1A-C	4.75%	#^	03/17/2030	2,486,723
1,250,000	Octagon Investment Partners Ltd., Series 2017-1A-D	7.45%	#^	03/17/2030	1,237,605
1,000,000	Octagon Loan Funding Ltd., Series 2014-1A-DR	4.58%	#^	11/18/2026	999,834
1,000,000	Sound Harbor Loan Fund Ltd., Series 20141A-A1R	2.37%	#^	10/30/2026	1,001,418
500,000	Symphony Ltd., Series 2014-14A-D2	4.76%	#^	07/14/2026	501,499
2,000,000	TCI-Flatiron Ltd., Series 2016-1A-C	5.17%	#^	12/21/2029	2,015,017
1,000,000	TCI-Symphony Ltd., Series 2016-1A-D	4.96%	#^	10/13/2029	1,007,500
3,000,000	Thacher Park Ltd., Series 2014-1A-D1R	4.56%	#^	10/20/2026	2,998,375
4,000,000	THL Credit Wind River Ltd., Series 2014-1A-DR	4.66%	#^	04/18/2026	4,004,753
2,000,000	THL Credit Wind River Ltd., Series 2014-2A-D	5.06%	#^	07/15/2026	2,029,721
2,000,000	THL Credit Wind River Ltd., Series 2014-2A-E	6.41%	#^	07/15/2026	1,960,476
2,000,000	THL Credit Wind River Ltd., Series 2017-1A-D	4.78%	#^	04/18/2029	1,989,017
1,750,000	THL Credit Wind River Ltd., Series 2017-1A-E	7.45%	#^	04/18/2029	1,743,159
4,000,000	Venture Ltd., Series 2007-8A-C	2.05%	#^	07/22/2021	3,940,448
4,000,000	Venture Ltd., Series 2012-12A-DR	4.90%	#^	02/28/2026	4,041,538
500,000	Venture Ltd., Series 2014-17A-C	4.01%	#^	07/15/2026	501,472
1,000,000	Venture Ltd., Series 2014-17A-CR	0.00%	#^	07/15/2026	1,000,000
2,500,000	Venture Ltd., Series 2016-12A-ER	7.40%	#^	02/28/2026	2,487,203
1,000,000	Venture Ltd., Series 2016-23A-B	3.32%	#^	07/19/2028	1,004,995
2,000,000	Venture Ltd., Series 2016-24A-E	7.88%	#^	10/20/2028	2,001,277
1,500,000	Voya Ltd., Series 2017-3A-C	0.00%	#^	07/20/2030	1,500,000
1,000,000	Westcott Park Ltd., Series 2016-1A-D	5.51%	#^	07/20/2028	1,017,789
2,000,000	Wind River Ltd., Series 2012-1A-DR	5.26%	#^	01/15/2026	2,026,189
500,000	Wind River Ltd., Series 2016-1A-C	4.36%	#^	07/15/2028	502,861
500,000	Wind River Ltd., Series 2016-1A-B	3.51%	#^	07/15/2028	505,160

Total Collateralized Loan Obligations (Cost $122,279,978)					123,648,008

Foreign Corporate Bonds - 10.3%
300,000	Aeropuerto Argentina S.A.	6.88%	^	02/01/2027	311,370
500,000	AES Andres B.V.	7.95%	^	05/11/2026	544,240
200,000	AES Gener S.A.	5.00%		07/14/2025	205,867
200,000	Autoridad del Canal de Panama	4.95%		07/29/2035	219,000
200,000	Avianca Holdings S.A.	8.38%		05/10/2020	200,500
200,000	Avianca Holdings S.A.	8.38%	^	05/10/2020	200,500
700,000	Axiata SPV2 BHD	3.47%		11/19/2020	716,428
300,000	Banco de Bogota S.A.	5.38%		02/19/2023	317,160
200,000	Banco de Reservas de la Republica Dominicana	7.00%	^	02/01/2023	209,918
200,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	209,918
500,000	Banco GNB Sudameris S.A.	6.50%	#^	04/03/2027	517,500
1,800,000	Banco Inbursa SA Institucion de Banca	4.38%	^	04/11/2027	1,804,860
100,000	Banco International del Peru S.A.A.	6.63%	#	03/19/2029	110,875
500,000	Banco Macro S.A.	6.75%	#	11/04/2026	522,500
2,500,000	Banco Mercantil del Norte S.A.	5.75%	#	10/04/2031	2,501,250
1,000,000	Banco Nacional de Comercio Exterior S.N.C.	3.80%	#	08/11/2026	1,000,000
400,000	BBVA Bancomer S.A.	5.35%	#	11/12/2029	406,000
1,500,000	Bharti Airtel Ltd.	4.38%		06/10/2025	1,502,605
2,400,000	BPRL International Singapore Pte Ltd.	4.38%		01/18/2027	2,494,231
295,000	Camelot Finance S.A.	7.88%	^	10/15/2024	318,600
50,000	Camposol S.A.	10.50%	^	07/15/2021	54,212
500,000	Cementos Progreso Trust	7.13%		11/06/2023	532,500
400,000	CIMPOR Financial Operations B.V.	5.75%		07/17/2024	340,820
2,500,000	CK Hutchison International Ltd.	3.50%	^	04/05/2027	2,514,548
200,000	CNOOC Finance Ltd.	4.25%		01/26/2021	210,539
300,000	CNOOC Finance Ltd.	3.88%		05/02/2022	311,986
2,800,000	CNOOC Finance Ltd.	3.50%		05/05/2025	2,805,351
1,000,000	CNPC General Capital Ltd.	3.40%		04/16/2023	1,021,661
1,700,000	CNPC Overseas Capital Ltd.	4.50%		04/28/2021	1,811,504
1,000,000	Comision Federal de Electricidad	4.75%		02/23/2027	1,031,250
900,000	Comision Federal de Electricidad	6.13%		06/16/2045	964,125
500,000	CorpGroup Banking S.A.	6.75%		03/15/2023	501,115
400,000	Cosan Overseas Ltd.	8.25%	†	11/05/2017	402,240
400,000	Credito Real S.A.B. de C.V.	7.25%	^	07/20/2023	421,000
250,000	Dana Financing, Ltd.	5.75%	^	04/15/2025	259,375
2,000,000	DBS Group Holdings Ltd.	3.60%	#†	09/07/2021	2,001,342
500,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	519,375
200,000	Digicel Ltd.	8.25%		09/30/2020	187,730
2,000,000	Digicel Ltd.	7.13%		04/01/2022	1,752,600
400,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	390,174
300,000	Empresa Nacional de Telecomunicaciones S.A.	4.88%		10/30/2024	313,122
600,000	Engie Energia Chile S.A.	4.50%		01/29/2025	628,155
1,200,000	ENTEL Chile S.A.	4.75%		08/01/2026	1,238,731
2,000,000	Export-Import Bank of India	4.00%		01/14/2023	2,082,666
800,000	Financiera de Desarrollo S.A.	4.75%		07/15/2025	859,000
400,000	Fondo Mivivienda S.A.	3.50%	^	01/31/2023	405,800
500,000	Fondo Mivivienda S.A.	3.50%		01/31/2023	507,250
1,000,000	Global Bank Corporation	4.50%	^	10/20/2021	1,026,000
1,500,000	Global Bank Corporation	4.50%		10/20/2021	1,539,000
1,500,000	Globo Comunicacao e Participacoes S.A.	5.13%	^	03/31/2027	1,496,250
2,600,000	Gohl Capital Ltd.	4.25%		01/24/2027	2,698,322
400,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	364,000
200,000	Grupo Posadas S.A.B. de C.V.	7.88%	^	06/30/2022	207,500
400,000	Grupo Televisa S.A.B.	4.63%		01/30/2026	421,985
400,000	Grupo Televisa S.A.B.	6.13%		01/31/2046	447,551
548,616	Guanay Finance Ltd.	6.00%		12/15/2020	564,800
1,000,000	Hutchison Whampoa International Ltd.	3.25%		11/08/2022	1,023,674
2,000,000	Indian Oil Corporation, Ltd.	5.75%		08/01/2023	2,253,452
1,600,000	Industrial Senior Trust	5.50%		11/01/2022	1,644,000
200,000	Inkia Energy Ltd.	8.38%	^	04/04/2021	207,700
310,000	Intelsat Jackson Holdings S.A.	5.50%		08/01/2023	258,075
120,000	Intelsat Jackson Holdings S.A.	9.75%	^	07/15/2025	120,150
3,300,000	Inversiones CMPC S.A.	4.38%	^	04/04/2027	3,362,331
1,300,000	Israel Electric Corporation Ltd.	5.00%	^	11/12/2024	1,400,100
2,500,000	Korea Development Bank	3.00%		01/13/2026	2,486,165
500,000	Kronos Acquisition Holdings, Inc.	9.00%	^	08/15/2023	500,000
200,000	Magnesita Finance Ltd.	8.63%	†	08/14/2017	201,020
1,000,000	MARB BondCo PLC	7.00%	^	03/15/2024	968,750
400,000	Marfrig Holdings Europe B.V.	8.00%	^	06/08/2023	407,080
200,000	OAS Financial Ltd.	8.88%	#†Ω	04/25/2018	11,000
3,000,000	ONGC Videsh Ltd.	3.75%		07/27/2026	2,968,095
2,400,000	Ooredoo International Finance Ltd.	3.88%		01/31/2028	2,378,865
200,000	Oversea-Chinese Banking Corporation	4.00%	#	10/15/2024	205,444
800,000	Pampa Energia S.A.	7.50%	^	01/24/2027	836,144
800,000	Pertamina Persero	5.63%		05/20/2043	829,666
400,000	Petrobras Global Finance B.V.	7.38%		01/17/2027	424,200
2,000,000	Petrobras Global Finance B.V.	7.25%		03/17/2044	1,974,000
2,200,000	Petronas Capital Ltd.	3.50%		03/18/2025	2,281,576
1,250,000	Reliance Holdings, Inc.	5.40%		02/14/2022	1,370,480
2,000,000	Reliance Holdings, Inc.	4.13%		01/28/2025	2,072,754
900,000	Sigma Alimentos S.A. de C.V.	4.13%		05/02/2026	916,650
2,800,000	Sinopec Group Overseas Development Ltd.	2.75%		09/29/2026	2,621,408
200,000	Sixsigma Networks Mexico S.A. de C.V.	8.25%	^	11/07/2021	201,750
2,600,000	SURA Asset Management S.A.	4.38%	^	04/11/2027	2,632,500
310,000	Telesat LLC	8.88%	^	11/15/2024	348,750
2,000,000	Temasek Financial Ltd.	2.38%		01/23/2023	1,981,515
200,000	Tenedora Nemak S.A. de C.V.	5.50%		02/28/2023	206,500
2,500,000	Transportadora de Gas del Peru S.A.	4.25%		04/30/2028	2,606,250
400,000	TV Azteca S.A.B. de C.V.	7.50%		05/25/2018	400,000
400,000	TV Azteca S.A.B. de C.V.	7.63%		09/18/2020	405,600

Total Foreign Corporate Bonds (Cost $88,023,987)					89,652,545

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 5.0%
2,900,000	Argentine Republic Government International Bond	6.88%		01/26/2027	3,005,850
2,500,000	Brazilian Government International Bond	5.63%		01/07/2041	2,412,500
2,100,000	Chile Government International Bond	3.13%		03/27/2025	2,149,350
2,500,000	Chile Government International Bond	3.13%		01/21/2026	2,555,875
500,000	Chile Government International Bond	3.86%		06/21/2047	502,187
800,000	Costa Rica Government International Bond	10.00%		08/01/2020	938,000
200,000	Dominican Republic International Bond	5.50%		01/27/2025	207,500
2,600,000	Dominican Republic International Bond	5.95%	^	01/25/2027	2,723,500
1,400,000	Dominican Republic International Bond	6.85%		01/27/2045	1,498,000
1,400,000	Guatemala Government Bond	4.50%		05/03/2026	1,416,576
500,000	Guatemala Government Bond	4.88%		02/13/2028	516,250
500,000	Indonesia Government International Bond	4.35%	^	01/08/2027	522,035
800,000	Israel Government International Bond	3.15%		06/30/2023	824,958
700,000	Israel Government International Bond	2.88%		03/16/2026	698,781
3,000,000	Korea International Bond	2.75%		01/19/2027	2,948,685
2,000,000	Malaysia Sovereign Sukuk BHD	3.04%		04/22/2025	2,001,800
3,000,000	Mexico Government International Bond	4.13%		01/21/2026	3,126,000
800,000	Mexico Government International Bond	4.15%		03/28/2027	829,400
1,500,000	Mexico Government International Bond	4.75%		03/08/2044	1,505,250
3,600,000	Panama Government International Bond	3.88%		03/17/2028	3,699,000
400,000	Panama Government International Bond	4.50%		05/15/2047	405,500
600,000	Panama Government International Bond	4.30%		04/29/2053	591,000
2,500,000	Perusahaan Penerbit	4.15%	^	03/29/2027	2,540,625
1,000,000	Perusahaan Penerbit	4.15%		03/29/2027	1,016,250
2,300,000	Philippine Government International Bond	4.20%		01/21/2024	2,524,006
1,700,000	Philippine Government International Bond	3.70%		02/02/2042	1,717,508
1,000,000	Provincia de Buenos Aires	7.88%	^	06/15/2027	1,037,800

Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $42,972,445)					43,914,186

Non-Agency Commercial Mortgage Backed Obligations - 9.6%
159,000	Americold 2010 LLC Trust, Series 2010-ARTA-C	6.81%	^	01/14/2029	178,032
100,000	Banc of America Commercial Mortgage Trust, Series 2007-5-AM	5.77%	#	02/10/2051	101,119
25,748,000	BANK, Series 2017-BNK5-XA	1.11%	#I/O	06/15/2060	1,994,569
11,372,593	Barclays Commercial Mortgage Securities LLC, Series 2017-C1-XA	1.70%	#I/O	02/15/2050	1,259,606
1,259,000	Barclays Commercial Mortgage Securities, LLC, Series 2014-BXO-E	3.55%	# ^	08/15/2027	1,256,023
1,430,000	BB-UBS Trust, Series 2012-TFT-TE	3.68%	# ^	06/05/2030	1,338,996
187,685	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17-A4	5.69%	#	06/11/2050	188,636
1,034	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13-AJ	5.61%	#	09/11/2041	1,038
369,609	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW18-A4	5.70%		06/11/2050	371,411
250,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	245,811
550,000	BXHTL Mortgage Trust, Series 2015-JWRZ-A	2.39%	# ^	05/15/2029	551,215
13,271,077	CD Commercial Mortgage Trust, Series 2017-CD3-XA	1.20%	#I/O	02/10/2050	1,030,571
7,586,293	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.92%	#I/O	05/10/2058	862,231
9,708,000	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.68%	#I/O	06/15/2050	1,130,931
412,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AM	5.87%	#	12/10/2049	412,790
210,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AMFX	5.87%	# ^	12/10/2049	210,403
275,000	Citigroup Commercial Mortgage Trust, Series 2008-C7-AM	6.39%	#	12/10/2049	279,469
100,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21-D	5.00%	# ^	05/10/2047	87,039
1,838,918	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.20%	#I/O	10/10/2047	111,371
200,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.58%	# ^	02/10/2048	164,600
3,321,262	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.17%	#I/O	07/10/2049	427,803
571,000	CLNS Trust, Series 2017-IKPR-D	3.05%	# ^	06/11/2032	572,266
571,000	CLNS Trust, Series 2017-IKPR-E	4.50%	# ^	06/11/2032	572,261
571,000	CLNS Trust, Series 2017-IKPR-F	5.50%	# ^	06/11/2032	572,273
1,210,780	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	1,224,519
10,001	COBALT Commercial Mortgage Trust, Series 2007-C3-AM	6.06%	#	05/15/2046	10,100
440,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-C	4.44%	# ^	10/15/2045	435,589
1,187,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-D	4.72%	# ^	10/15/2045	1,034,595
3,110,809	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	1.07%	#I/O	08/10/2046	107,112
2,000,000	Commercial Mortgage Pass-Through Certificates, Series 2013-CR11-D	5.34%	# ^	08/10/2050	1,936,849
1,565,000	Commercial Mortgage Pass-Through Certificates, Series 2013-LC13-D	5.21%	# ^	08/10/2046	1,531,072
1,307,050	Commercial Mortgage Pass-Through Certificates, Series 2014-CR17-XA	1.31%	#I/O	05/10/2047	67,070
100,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.88%	#	08/10/2047	102,765
125,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.66%	#	11/10/2047	127,555
375,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-D	4.26%	# ^	03/10/2048	311,164
300,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR23-D	4.40%	#	05/10/2048	248,035
8,227,997	Commercial Mortgage Pass-Through Certificates, Series 2015-CR27-XA	1.31%	#I/O	10/10/2048	533,820
2,463,427	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-XA	1.31%	#I/O	02/10/2048	145,829
815,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-C	4.45%	#	07/10/2048	781,394
406,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-C	4.80%	#	10/10/2048	420,390
3,611,150	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-XA	1.22%	#I/O	02/10/2049	242,860
13,415,156	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-XA	1.11%	#I/O	08/10/2048	784,667
13,508,765	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-XA	1.00%	#I/O	07/10/2048	590,641
595,000	Cosmopolitan Hotel Trust, Series 2016-CSMO-C	3.81%	# ^	11/15/2033	601,463
46,883	Countrywide Commercial Mortgage Trust, Series 2007-MF1-A	6.48%	# ^	11/12/2043	46,944
578,514	Credit Suisse Commercial Mortgage Trust, Series 2007-C1-AM	5.42%		02/15/2040	577,978
69,395	Credit Suisse Mortgage Capital Certificates, Series 2007-C4-A1AM	6.25%	#	09/15/2039	69,330
121,195	Credit Suisse Mortgage Capital Certificates, Series 2007-C5-A4	5.70%	#	09/15/2040	121,078
2,018,458	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.70%	# ^I/O	09/15/2037	74,497
1,229,000	Credit Suisse Mortgage Capital Certificates, Series 2017-CHOP-E	4.40%	# ^	07/15/2032	1,230,831
2,706,649	CSAIL Commercial Mortgage Trust, Series 2015-C1-XA	1.09%	#I/O	04/15/2050	141,668
536,000	FORT CRE LLC, Series 2016-1A-B	3.96%	# ^	05/21/2036	544,195
399,200	GE Commercial Mortgage Corporation Trust, Series 2007-C1-AM	5.61%	#	12/10/2049	402,835
406,000	GMAC Commercial Mortgage Securities Trust, Series 2004-C3-D	5.04%	#	12/10/2041	415,746
564,000	GMAC Commercial Mortgage Securities Trust, Series 2004-C3-E	5.14%	# ^	12/10/2041	561,186
100,000	Grace Mortgage Trust, Series 2014-GRCE-A	3.37%	^	06/10/2028	103,950
300,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AJ	6.30%	#	12/10/2049	302,683
150,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AM	5.87%	#	12/10/2049	150,592
3,120,546	GS Mortgage Securities Corporation, Series 2013-GC10-XA	1.73%	#I/O	02/10/2046	210,169
3,703,418	GS Mortgage Securities Corporation, Series 2014-GC20-XA	1.17%	#I/O	04/10/2047	194,766
9,099,875	GS Mortgage Securities Corporation, Series 2014-GC24-XA	0.98%	#I/O	09/10/2047	394,748
7,425,991	GS Mortgage Securities Corporation, Series 2015-GS1-XA	0.98%	# I/O	11/10/2048	405,752
7,400,619	GS Mortgage Securities Corporation, Series 2016-GS2-XA	1.82%	#I/O	05/10/2049	784,591
257,000	GS Mortgage Securities Trust, Series 2013-GC13-D	4.20%	# ^	07/10/2046	237,590
1,056,000	GSCCRE Commercial Mortgage Trust, Series 2015-HULA-D	4.88%	# ^	08/15/2032	1,065,418
556,000	IMT Trust, Series 2017-APTS-EFL	3.15%	# ^	06/15/2034	556,000
556,000	IMT Trust, Series 2017-APTS-FFL	3.85%	# ^	06/15/2034	556,000
209,189	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	209,036
1,044,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-C1-AM	6.26%	#	02/15/2051	1,049,649
189,503	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-AM	5.47%	#	06/12/2047	189,466
91,542	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB19-AM	5.98%	#	02/12/2049	91,942
385,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-AJ	6.43%	#	02/12/2051	389,340
128,478	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-AM	6.24%	#	02/12/2051	129,443
426,023	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-LD12-AM	6.26%	#	02/15/2051	429,918
100,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-DSTY-A	3.43%	^	06/10/2027	101,714
150,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-PHH-D	3.39%	# ^	08/15/2027	150,132
412,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX-D	5.10%	#	01/12/2037	424,316
1,266,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	1,256,928
1,177,246	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11-AM	6.10%	#	06/15/2049	1,195,688
415,349	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX-AM	5.46%	#	01/15/2049	415,054
543,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FRR1-A707	4.35%	^	01/27/2047	543,113
1,189,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FRR1-B702	4.23%	^	04/27/2044	1,180,212
1,500,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-FL7-C	4.01%	# ^	05/15/2028	1,504,546
1,476,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1-F	4.90%	# ^	01/15/2049	1,062,251
406,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-ASH-B	3.14%	#^	10/15/2034	408,782
229,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-ASH-C	3.74%	#^	10/15/2034	231,005
6,439,095	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.96%	#I/O	12/15/2049	314,162
594,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WPT-E	6.16%	# ^	10/15/2033	606,177
318,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15-D	5.23%	# ^	11/15/2045	308,217
2,134,729	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	1.22%	#I/O	02/15/2047	92,699
1,222,500	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-XA	1.24%	#I/O	08/15/2047	69,883
100,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.61%	#	09/15/2047	100,309
150,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-C	4.60%	#	11/15/2047	148,202
425,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.57%	#	01/15/2048	428,373
6,873,899	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	1.08%	#I/O	05/15/2048	255,122
5,683,737	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	1.15%	#I/O	08/15/2048	315,357
470,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.77%	#	12/15/2048	485,592
9,245,659	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4-XA	0.97%	#I/O	12/15/2049	570,932
2,532,000	LCCM, Series 2017-LC26-C	4.71%	^	07/12/2050	2,536,968
4,595,766	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	2.11%	# ^I/O	03/10/2049	400,676
18,794,203	LSTAR Commercial Mortgage Trust, Series 2017-5-X	1.39%	#^I/O	03/10/2050	1,052,622
542,000	Merrill Lynch Mortgage Trust, Series 2007-C1-AM	6.02%	#	06/12/2050	544,710
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.63%	#	10/15/2047	96,040
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	473,144
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.61%	#	02/15/2048	496,190
1,664,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-D	3.07%	^	02/15/2048	1,304,910
180,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21-C	4.30%	#	03/15/2048	176,944
360,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23-C	4.27%	#	07/15/2050	345,474
550,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26-D	3.06%	^	10/15/2048	435,302
274,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.69%	#	12/15/2047	264,998
40,143	Morgan Stanley Capital, Inc., Series 2006-HQ8-AJ	5.63%	#	03/12/2044	40,100
107,594	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	107,633
616,000	Morgan Stanley Capital, Inc., Series 2007-IQ16-AM	6.33%	#	12/12/2049	623,598
150,000	Morgan Stanley Capital, Inc., Series 2014-MP-D	3.82%	# ^	08/11/2033	152,653
11,545,550	Morgan Stanley Capital, Inc., Series 2016-UB12-XA	0.97%	#I/O	12/15/2049	615,306
1,651,000	Morgan Stanley Capital, Inc., Series 2017-PRME-D	4.56%	# ^	02/15/2034	1,662,752
648,000	MSCG Trust, Series 2016-SNR-C	5.21%	^	11/15/2034	654,037
1,194,000	RAIT Trust, Series 2017-FL7-B	2.75%	# ^	06/15/2037	1,196,969
982,000	Resource Capital Ltd., Series 2017-CRE5-B	3.09%	#^	07/15/2034	982,000
2,000,000	RRX Trust, Series 2014-1A-A	0.00%	^P/O	08/26/2044	1,956,580
795,081	Sutherland Commercial Mortgage Loans LLC, Series 2015-SBC4-A	4.00%	^	06/25/2039	792,050
1,299,432	TRU Trust, Series 2016-TOYS-A	3.38%	# ^	11/15/2030	1,302,414
571,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6-D	4.49%	# ^	04/10/2046	525,518
931,000	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1-D	6.25%	# ^	01/10/2045	1,016,907
1,417,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25-F	6.03%	#	05/15/2043	1,417,406
1,252,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C26-AM	6.28%	#	06/15/2045	1,261,875
193,973	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27-AJ	5.83%	#	07/15/2045	196,354
172,617	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AJ	5.63%	#	10/15/2048	175,646
1,264,702	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31-AJ	5.66%	#	04/15/2047	1,276,568
1,608,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	6.17%	#	02/15/2051	1,638,698
407,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AM	6.17%	#	02/15/2051	406,621
500,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-D	3.94%	^	08/15/2050	407,719
200,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-C	3.89%		02/15/2048	186,395
400,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-C	4.27%	#	05/15/2048	379,467
11,023,539	Wells Fargo Commercial Mortgage Trust, Series 2015-C30-XA	1.15%	#I/O	09/15/2058	671,655
540,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.76%	#	11/15/2048	556,555
5,924,598	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.26%	#I/O	11/15/2048	402,398
2,700,444	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1-XA	1.32%	#I/O	05/15/2048	168,269
8,877,842	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.93%	#I/O	07/15/2058	366,210
411,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-C	4.75%	#	12/15/2048	423,701
2,764,079	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-XA	1.97%	#I/O	03/15/2059	300,061
15,745,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C38-XA	1.24%	#I/O	07/15/2050	1,280,383
3,150,029	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-XA	1.74%	#I/O	01/15/2060	337,845
1,192,000	WF-RBS Commercial Mortgage Trust, Series 2012-C6-D	5.77%	#^	04/15/2045	1,196,930
1,066,647	WF-RBS Commercial Mortgage Trust, Series 2012-C9-D	4.96%	#^	11/15/2045	1,030,254
4,116,960	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.30%	#I/O	08/15/2047	231,297
5,045,395	WF-RBS Commercial Mortgage Trust, Series 2016-NXS6-XA	1.80%	#I/O	11/15/2049	520,854

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $84,264,683)					83,553,716

Non-Agency Residential Collateralized Mortgage Obligations - 24.3%
5,436,177	ACE Securities Corporation Home Equity Loan Trust Series, Series 2007-HE1-A2A	1.31%	#	01/25/2037	3,897,171
1,763,987	Ajax Mortgage Loan Trust, Series 2015-B-A	3.88%	#^	07/25/2060	1,766,293
4,198,537	Ajax Mortgage Loan Trust, Series 2016-1-A	4.25%	#^	07/25/2047	4,176,552
3,669,101	Ajax Mortgage Loan Trust, Series 2016-C-A	4.00%	#^	10/25/2057	3,663,244
750,000	Banc of America Funding Corporation, Series 2005-B-3M1	1.66%	#	04/20/2035	632,726
2,293,929	Bayview Opportunity Master Fund Trust, Series 2016-RN3-A1	3.60%	#^	09/29/2031	2,312,231
1,306,829	Bayview Opportunity Master Fund Trust, Series 2016-RPL2-A1	3.84%	#^	06/28/2031	1,296,161
1,893,246	Bayview Opportunity Master Fund Trust, Series 2016-RPL4-A1	3.47%	#^	07/28/2018	1,885,841
1,775,849	Bear Stearns Alt-A Trust, Series 2006-4-22A1	3.55%	#	08/25/2036	1,510,705
3,877,655	Bear Stearns ARM Trust, Series 2006-2-2A1	3.64%	#	07/25/2036	3,804,180
3,438,506	Chase Mortgage Finance Trust Series, Series 2007-S4-A4	1.82%	#	06/25/2037	2,102,272
10,355,679	CHL Mortgage Pass-Through Trust, Series 2007-14-A19	6.00%		09/25/2037	9,485,898
8,524,093	CHL Mortgage Pass-Through Trust, Series 2007-9-A1	5.75%		07/25/2037	7,907,530
9,578,164	CHL Mortgage Pass-Through Trust, Series 2007-9-A13	5.75%		07/25/2037	9,063,393
13,420,000	CIM Trust, Series 2017-3RR-B2	16.78%	#^	01/27/2057	14,899,582
4,510,394	Citigroup Mortgage Loan Trust, Inc., Series 2006-AMC1-A1	1.36%	#^	09/25/2036	4,304,124
8,788,007	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR6-2A3	1.47%	#	09/25/2036	8,202,796
1,884,992	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	1,746,253
11,609,915	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A1	6.00%		05/25/2037	10,898,492
715,887	Countrywide Alternative Loan Trust, Series 2005-75CB-A3	5.50%		01/25/2036	648,863
872,878	Countrywide Alternative Loan Trust, Series 2006-23CB-2A2	6.50%		08/25/2036	600,785
644,080	Countrywide Alternative Loan Trust, Series 2007-15CB-A7	6.00%		07/25/2037	601,457
856,815	Countrywide Alternative Loan Trust, Series 2008-1R-2A3	6.00%		08/25/2037	718,015
830,630	Countrywide Home Loans, Series 2005-HYB9-3A2A	3.31%	#	02/20/2036	747,557
528,811	Countrywide Home Loans, Series 2007-14-A15	6.50%		09/25/2037	500,367
1,333,363	Countrywide Home Loans, Series 2007-HY1-1A1	3.55%	#	04/25/2037	1,307,848
5,000,000	Credit Suisse Commercial Mortgage Trust, Series 2017-6R1-1A1	2.72%	#^	03/06/2047	5,000,000
461,501	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-2-A5A	6.08%	#	09/25/2036	286,738
917,814	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-6A9	5.50%		11/25/2035	763,530
481,693	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-5A9	5.50%		10/25/2035	436,129
1,500,000	Credit Suisse Mortgage Capital Certificates, Series 2011-12R-3A5	2.78%	#^	07/27/2036	1,454,543
402,000	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	3.27%	#^	11/27/2037	414,793
3,382,510	Credit Suisse Mortgage Capital Certificates, Series 2015-RPL3-A1	3.75%	#^	12/25/2056	3,394,509
4,420,054	Credit Suisse Mortgage Trust, Series 2017-1A-A	4.50%	^	03/25/2021	4,434,234
3,485,620	CSMC Mortgage Securities Trust, Series 2017-3R-1A1	3.05%	#^	02/27/2047	3,498,911
541,513	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01%	#	10/25/2036	516,034
234,935	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-1A2	7.43%	#^	07/27/2037	206,697
1,120,502	Impac Secured Assets Trust, Series 2006-5-1A1C	1.49%	#	02/25/2037	927,950
3,575,080	IndyMac Mortgage Loan Trust, Series 2004-AR4-3A	3.36%	#	08/25/2034	3,543,922
3,227,716	IndyMac Mortgage Loan Trust, Series 2006-AR19-2A1	3.27%	#	08/25/2036	2,835,899
760,596	JP Morgan Mortgage Trust, Series 2005-S3-1A2	5.75%		01/25/2036	648,655
1,281,351	JP Morgan Mortgage Trust, Series 2007-A2-4A1M	3.44%	#	04/25/2037	1,204,174
237,313	Lehman Mortgage Trust, Series 2006-1-1A3	5.50%		02/25/2036	214,050
269,235	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	3.34%	#	04/25/2036	250,426
457,162	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A7	6.00%		03/25/2037	351,565
1,021,396	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF2C	6.25%		08/25/2036	837,533
204,079	Morgan Stanley Mortgage Loan Trust, Series 2005-7-4A1	5.50%		11/25/2035	190,094
168,205	Morgan Stanley Mortgage Loan Trust, Series 2006-2-2A4	5.75%		02/25/2036	168,709
610,778	Morgan Stanley Mortgage Loan Trust, Series 2006-2-7A1	5.41%	#	02/25/2036	535,850
750,350	Morgan Stanley Mortgage Loan Trust, Series 2007-8XS-A1	5.75%	#	04/25/2037	548,455
2,500,000	Nationstar HECM Loan Trust, Series 2016-2A-M1	3.60%	#^	06/25/2026	2,508,630
5,817,477	New Century Home Equity Loan Trust, Series 2006-1-A2B	1.40%	#	05/25/2036	5,026,282
7,907,797	Pretium Mortgage Credit Partners I, Series 2017-NPL2-A1	3.25%	#^	03/28/2057	7,940,176
4,067,277	PRPM LLC, Series 2017-1A-A1	4.25%	#^	01/25/2022	4,092,863
370,955	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	331,181
761,016	Residential Accredit Loans, Inc., Series 2006-QS12-2A3	6.00%		09/25/2036	716,706
2,509,914	Residential Asset Securitization Trust, Series 2005-A15-5A2	5.75%		02/25/2036	1,987,754
508,560	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	387,583
8,517,048	RFMSI Trust, Series 2006-S8-A10	6.00%		09/25/2036	8,022,916
750,000	Springleaf Mortgage Loan Trust, Series 2013-2A-B2	6.00%	#^	12/25/2065	750,529
4,541,785	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	3.52%	#	12/25/2035	4,296,388
14,187,446	TBW Mortgage Backed Pass Through, Series 2006-3-4A1	1.62%	#	07/25/2036	2,250,865
14,187,538	TBW Mortgage Backed Pass Through, Series 2006-3-4A3	5.88%	#I/F I/O	07/25/2036	4,115,869
2,714,177	Towd Point Mortgage Trust, Series 2015-2-1A13	2.50%	#^	11/25/2060	2,719,887
4,210,151	Verus Securitization, Series 2017-1A-A3	3.72%	#^	01/25/2047	4,222,890
4,682,584	VOLT LLC, Series 2017-NPL1-A1	3.63%	#^	02/25/2047	4,697,532
8,000,000	VOLT LLC, Series 2017-NPL7-A1	3.25%	#^	04/25/2059	8,012,982
15,000,000	VOLT LLC, Series 2017-NPL8-A1	3.13%	#^	06/25/2047	15,013,500
1,227,491	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-2-4CB	6.00%		03/25/2036	1,181,298
1,090,473	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	1,059,293
218,160	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A15	5.75%		03/25/2037	215,020
120,238	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3-1A4	6.00%		04/25/2037	120,453
1,980,588	WinWater Mortgage Loan Trust, Series 2016-1-2A3	3.00%	#^	12/20/2030	1,987,861

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $213,380,616)					213,002,194

US Corporate Bonds - 5.0%
440,000	Acadia Healthcare Company, Inc.	5.63%		02/15/2023	457,325
330,000	AECOM	5.13%		03/15/2027	332,062
775,000	Air Medical Merger Sub Corporation	6.38%	^	05/15/2023	738,187
455,000	Albertson’s Holdings LLC	5.75%	^	03/15/2025	424,287
210,000	Alpine Finance Merger Sub LLC	6.88%	^	08/01/2025	214,200
640,000	American Axle & Manufacturing, Inc.	6.63%		10/15/2022	659,200
350,000	Aramark Services, Inc.	5.00%	^	04/01/2025	370,562
385,000	Argos Merger Sub, Inc.	7.13%	^	03/15/2023	343,612
315,000	Ashland, Inc.	4.75%		08/15/2022	330,750
500,000	ASP AMC Merger Sub, Inc.	8.00%	^	05/15/2025	476,250
480,000	B&G Foods, Inc.	5.25%		04/01/2025	490,800
415,000	Berry Plastics Corporation	5.50%		05/15/2022	432,637
265,000	BlueLine Rental Finance Corporation	9.25%	^	03/15/2024	276,262
232,000	Builders FirstSource, Inc.	5.63%	^	09/01/2024	242,440
380,000	BWAY Holding Company	5.50%	^	04/15/2024	389,025
265,000	Calpine Corporation	5.75%		01/15/2025	249,762
100,000	CCO Holdings LLC	5.25%		09/30/2022	103,190
160,000	CCO Holdings LLC	5.13%	^	05/01/2023	168,400
105,000	CCO Holdings LLC	5.13%	^	05/01/2027	107,625
380,000	Cengage Learning, Inc.	9.50%	^	06/15/2024	338,200
245,000	Centene Corporation	5.63%		02/15/2021	256,025
435,000	Centene Corporation	4.75%		01/15/2025	448,050
334,000	Cequel Communications Holdings LLC	6.38%	^	09/15/2020	341,515
275,000	Cheniere Corpus Christi Holdings LLC	5.13%	^	06/30/2027	282,219
240,000	CHS Community Health Systems, Inc.	8.00%		11/15/2019	242,100
240,000	CHS Community Health Systems, Inc.	6.25%		03/31/2023	248,664
475,000	Cincinnati Bell, Inc.	7.00%	^	07/15/2024	497,657
65,000	Cliffs Natural Resources, Inc.	5.75%	^	03/01/2025	61,587
405,000	CommScope, Inc.	5.00%	^	06/15/2021	415,631
240,000	CSC Holdings LLC	5.25%		06/01/2024	245,424
145,000	CyrusOne Finance Corporation	5.00%	^	03/15/2024	149,712
485,000	Diamond 1 Finance Corporation	7.13%	^	06/15/2024	533,394
110,000	DJO Finance, LLC	8.13%	^	06/15/2021	102,850
470,000	Embarq Corporation	8.00%		06/01/2036	477,050
695,000	Ensemble S Merger Sub, Inc.	9.00%	^	09/30/2023	726,275
565,000	Envision Healthcare Corporation	6.25%	^	12/01/2024	604,550
70,000	EP Energy LLC	9.38%		05/01/2020	55,562
461,000	ESH Hospitality, Inc.	5.25%	^	05/01/2025	478,864
320,000	First Data Corporation	7.00%	^	12/01/2023	342,400
330,000	First Data Corporation	5.75%	^	01/15/2024	344,025
325,000	Flex Acquisition Company, Inc.	6.88%	^	01/15/2025	338,609
270,000	FMG Resources Ltd.	4.75%	^	05/15/2022	271,687
85,000	Foresight Energy LLC	11.50%	^	04/01/2023	79,900
320,000	Frontier Communications Corporation	8.50%		04/15/2020	337,200
122,000	FTS International, Inc.	6.25%		05/01/2022	99,430
685,000	Gannett Company, Inc.	4.88%	^	09/15/2021	705,550
115,000	Gartner, Inc.	5.13%	^	04/01/2025	121,085
455,000	Gates Global LLC	6.00%	^	07/15/2022	458,412
455,000	Genesys Telecommunications Laboratories, Inc.	10.00%	^	11/30/2024	512,444
230,000	GLP Capital LP	5.38%		04/15/2026	251,802
470,000	Goodyear Tire & Rubber Company	5.13%		11/15/2023	493,500
240,000	Gray Television, Inc.	5.13%	^	10/15/2024	243,000
350,000	Gray Television, Inc.	5.88%	^	07/15/2026	357,875
225,000	GW Honos Security Corporation	8.75%	^	05/15/2025	235,969
110,000	Halcon Resources Corporation	6.75%	^	02/15/2025	99,550
530,000	Hexion, Inc.	10.38%	^	02/01/2022	527,350
700,000	Hilton Domestic Operating Company, Inc.	4.25%	^	09/01/2024	711,375
330,000	Icahn Enterprises Finance Corporation	6.25%		02/01/2022	344,850
445,000	Informatica LLC	7.13%	^	07/15/2023	455,155
420,000	inVentiv Group Holdings, Inc.	7.50%	^	10/01/2024	457,800
315,000	JBS LLC	5.75%	^	06/15/2025	297,675
305,000	KAR Auction Services, Inc.	5.13%	^	06/01/2025	311,481
363,000	Level 3 Communications, Inc.	5.75%		12/01/2022	377,520
235,000	Levi Strauss & Company	5.00%		05/01/2025	246,750
205,000	LifePoint Health, Inc.	5.38%		05/01/2024	212,687
490,000	Live Nation Entertainment, Inc.	4.88%	^	11/01/2024	498,575
240,000	MEG Energy Corporation	7.00%	^	03/31/2024	187,800
140,000	MGM Growth Properties LP	5.63%		05/01/2024	153,300
350,000	Micron Technology, Inc.	5.25%	^	08/01/2023	365,225
645,000	MPH Acquisition Holdings LLC	7.13%	^	06/01/2024	689,344
320,000	Nationstar Capital Corporation	6.50%		07/01/2021	328,800
325,000	Navient Corporation	6.50%		06/15/2022	345,312
430,000	NCL Corporation Ltd.	4.75%	^	12/15/2021	447,411
340,000	New Red Finance, Inc.	4.25%	^	05/15/2024	338,705
335,000	Nexstar Escrow Corporation	5.63%	^	08/01/2024	340,025
80,000	NFP Corporation	6.88%	^	07/15/2025	81,000
220,000	NGL Energy Finance Corporation	7.50%	^	11/01/2023	218,075
310,000	NGL Energy Finance Corporation	6.13%	^	03/01/2025	285,200
140,000	Noble Holding International Ltd.	7.75%		01/15/2024	111,203
300,000	Novelis Corporation	6.25%	^	08/15/2024	315,750
110,000	Novelis Corporation	5.88%	^	09/30/2026	113,575
230,000	NRG Energy, Inc.	7.25%		05/15/2026	239,200
230,000	Olin Corporation	5.13%		09/15/2027	237,475
235,000	OPE KAG Finance Sub, Inc.	7.88%	^	07/31/2023	247,925
411,000	Open Text Corporation	5.88%	^	06/01/2026	443,107
140,000	PDC Energy, Inc.	6.13%	^	09/15/2024	142,800
230,000	Peabody Securities Finance Corporation	6.00%	^	03/31/2022	229,138
125,000	PetSmart, Inc.	5.88%	^	06/01/2025	121,094
480,000	Pilgrim’s Pride Corporation	5.75%	^	03/15/2025	483,600
470,000	Pinnacle Entertainment, Inc.	5.63%	^	05/01/2024	489,975
215,000	Post Holdings, Inc.	5.50%	^	03/01/2025	222,256
285,000	PQ Corporation	6.75%	^	11/15/2022	307,088
455,000	Prime Security Services Borrower LLC	9.25%	^	05/15/2023	495,568
410,000	Quintiles Transnational Corporation	4.88%	^	05/15/2023	421,788
200,000	RegionalCare Hospital Partners Holdings, Inc.	8.25%	^	05/01/2023	215,500
300,000	Reynolds Group Issuer Inc.	7.00%	^	07/15/2024	322,377
510,000	Rite Aid Corporation	6.13%	^	04/01/2023	503,625
280,000	Riverbed Technology, Inc.	8.88%	^	03/01/2023	285,600
465,000	Sabre GLBL, Inc.	5.25%	^	11/15/2023	487,088
586,000	Sally Holdings LLC	5.75%		06/01/2022	602,848
265,000	Sanchez Energy Corporation	6.13%		01/15/2023	213,325
300,000	Scientific Games International, Inc.	7.00%	^	01/01/2022	320,250
415,000	Select Medical Corporation	6.38%		06/01/2021	428,488
405,000	Signode Industrial Group, Inc.	6.38%	^	05/01/2022	425,250
105,000	Sinclair Television Group, Inc.	5.63%	^	08/01/2024	108,019
454,000	Sirius XM Radio, Inc.	5.38%	^	07/15/2026	471,025
85,000	Sirius XM Radio, Inc.	5.00%	^	08/01/2027	86,063
450,000	Six Flags Entertainment Corporation	4.88%	^	07/31/2024	453,879
235,000	SM Energy Company	5.00%		01/15/2024	209,150
290,000	Solera Finance, Inc.	10.50%	^	03/01/2024	334,588
330,000	Spectrum Brands, Inc.	5.75%		07/15/2025	355,608
155,000	Station Casinos LLC	7.50%		03/01/2021	161,588
200,000	SunCoke Energy Partners Finance Corporation	7.50%	^	06/15/2025	198,500
190,000	Surgery Center Holdings, Inc.	6.75%	^	07/01/2025	192,850
320,000	Tapstone Energy Finance Corporation	9.75%	^	06/01/2022	274,600
450,000	Team Health Holdings, Inc.	6.38%	^	02/01/2025	437,625
455,000	Tempo Acquisition Finance Corporation	6.75%	^	06/01/2025	466,375
225,000	Tempur Sealy International, Inc.	5.63%		10/15/2023	234,563
145,000	Tenet Healthcare Corporation	8.13%		04/01/2022	154,425
325,000	Tenet Healthcare Corporation	6.75%		06/15/2023	325,813
125,000	THC Escrow Corporation	7.00%	^	08/01/2025	124,844
245,000	The ServiceMaster Company LLC	5.13%	^	11/15/2024	254,188
204,250	Transocean Proteus Ltd.	6.25%	^	12/01/2024	209,356
231,000	TreeHouse Foods, Inc.	6.00%	^	02/15/2024	247,170
335,000	Universal Hospital Services, Inc.	7.63%		08/15/2020	342,119
210,000	Valeant Pharmaceuticals International, Inc.	7.00%	^	03/15/2024	221,288
705,000	Viking Cruises Ltd.	8.50%	^	10/15/2022	742,894
380,000	Vizient, Inc.	10.38%	^	03/01/2024	437,950
320,000	WellCare Health Plans, Inc.	5.25%		04/01/2025	336,000
160,000	Western Digital Corporation	7.38%	^	04/01/2023	176,200
445,000	Williams Partners LP	4.88%		03/15/2024	467,437
500,000	WMG Acquisition Corporation	6.75%	^	04/15/2022	526,875

Total US Corporate Bonds (Cost $43,169,731)					43,802,643

US Government / Agency Mortgage Backed Obligations - 0.5%
569,067	Federal Home Loan Mortgage Corporation, Series 2016-KF22-B	6.03%	#^	07/25/2023	575,444
4,014,802	Federal Home Loan Mortgage Corporation, Series 3926-HS	5.29%	#I/FI/O	09/15/2041	699,936
683,874	Federal Home Loan Mortgage Corporation, Series 4390-NY	3.00%		06/15/2040	698,880
777,270	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	788,923
6,461,292	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.44%	#I/O	03/25/2023	395,028
1,405,991	Federal National Mortgage Association, Series 2015-59-A	3.00%		06/25/2041	1,431,859

Total US Government / Agency Mortgage Backed Obligations (Cost $4,580,416)					4,590,070

US Government and Agency Obligations - 4.2%
36,883,990	United States Treasury Inflation Indexed Bonds	0.13%		04/15/2021	36,838,955

Total US Government and Agency Obligations (Cost $37,248,041)					36,838,955

Affiliated Mutual Funds - 3.6%
2,998,909	DoubleLine Global Bond Fund (Class I)				31,158,661

Total Affiliated Mutual Funds (Cost $30,250,000)					31,158,661

Exchange Traded Funds and Common Stocks - 0.0%
7,073	Amplify Energy Corporation *				70,730
1,224	Energy Gulf Coast, Inc. *				22,736
2,784	Frontera Energy Corporation *				73,534
756	SandRidge Energy, Inc. *				13,010

Total Exchange Traded Funds and Common Stocks (Cost $735,979)					180,010

Warrants - 0.0%
466	Energy Gulf Coast, Inc., Expiration 12/30/2021, Strike Price $43.66 *				466

Total Warrants (Cost $9,918)					466

Short Term Investments - 9.6%
27,907,572	BlackRock Liquidity Funds FedFund - Institutional Shares	0.86%	◆		27,907,572
27,907,572	Fidelity Institutional Money Market Government Portfolio - Class I	0.81%	◆		27,907,572
27,907,572	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.84%	◆		27,907,572

Total Short Term Investments (Cost $83,722,716)					83,722,716

Total Investments - 100.3% (Cost $873,706,062)					877,656,936
Liabilities in Excess of Other Assets - (0.3)%					(2,886,774)

NET ASSETS - 100.0%					$874,770,162

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2017, the value of these securities amounted to $371,915,392 or 42.5% of net assets.
¥	Illiquid security. At June 30, 2017, the value of these securities amounted to $1,231,388 or 0.1% of net assets.
#	Variable rate security. Rate disclosed as of June 30, 2017.
†	Perpetual Maturity
I/O	Interest only security
P/O	Principal only security
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates
*	Non-income producing security
◆	Seven-day yield as of June 30, 2017
Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
&	Unfunded or partially unfunded loan commitment. At June 30, 2017, the value of these securities amounted to $81,355 or 0.0% of net assets

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows+:

Tax Cost of Investments	$873,940,654

Gross Tax Unrealized Appreciation	9,293,026
Gross Tax Unrealized Depreciation	(5,576,744)

Net Tax Unrealized Appreciation (Depreciation)	$3,716,282

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	24.3%
Collateralized Loan Obligations	14.1%
Foreign Corporate Bonds	10.3%
Non-Agency Commercial Mortgage Backed Obligations	9.6%
Short Term Investments	9.6%
Bank Loans	9.3%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	5.0%
US Corporate Bonds	5.0%
Asset Backed Obligations	4.8%
US Government and Agency Obligations	4.2%
Affiliated Mutual Funds	3.6%
US Government / Agency Mortgage Backed Obligations	0.5%
Exchange Traded Funds and Common Stocks	0.0%	~
Warrants	0.0%	~
Other Assets and Liabilities	(0.3)%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	24.3%
Collateralized Loan Obligations	14.1%
Non-Agency Commercial Mortgage Backed Obligations	9.6%
Short Term Investments	9.6%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	5.0%
Asset Backed Obligations	4.8%
US Government and Agency Obligations	4.2%
Affiliated Mutual Funds	3.6%
Oil & Gas	3.2%
Banking	2.3%
Telecommunications	1.8%
Healthcare	1.6%
Technology	1.5%
Media	1.4%
Consumer Products	1.1%
Finance	1.0%
Transportation	1.0%
Utilities	0.8%
Retailers (other than Food/Drug)	0.7%
Business Equipment and Services	0.6%
Health Care Providers & Services	0.6%
Hotels/Motels/Inns and Casinos	0.6%
Chemicals/Plastics	0.6%
Leisure	0.5%
US Government / Agency Mortgage Backed Obligations	0.5%
Automotive	0.5%
Building and Development (including Steel/Metals)	0.5%
Food Products	0.4%
Pulp & Paper	0.4%
Conglomerates	0.4%
Containers and Glass Products	0.4%
Commercial Services	0.4%
Energy	0.3%
Industrial Equipment	0.3%
Electronics/Electric	0.3%
Food/Drug Retailers	0.3%
Insurance	0.2%
Aerospace & Defense	0.2%
Mining	0.2%
Real Estate	0.1%
Financial Intermediaries	0.1%
Pharmaceuticals	0.1%
Cosmetics/Toiletries	0.1%
Construction	0.1%
Beverage and Tobacco	0.0%	~
Other Assets and Liabilities	(0.3)%

	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	84.6%
Mexico	2.0%
Chile	1.7%
India	1.7%
Brazil	1.0%
China	1.0%
Malaysia	0.9%
Panama	0.8%
Argentina	0.7%
Dominican Republic	0.6%
Indonesia	0.6%
South Korea	0.6%
Guatemala	0.5%
Peru	0.5%
Philippines	0.5%
Singapore	0.5%
Hong Kong	0.4%
Israel	0.4%
Canada	0.3%
Qatar	0.3%
Jamaica	0.2%
Netherlands	0.2%
Colombia	0.1%
Costa Rica	0.1%
Marshall Islands	0.1%
France	0.0%	~
Luxembourg	0.0%	~
United Kingdom	0.0%	~
Other Assets and Liabilities	(0.3)%

	100.0%

~	Represents less than 0.05% of net assets

DoubleLine Low Duration Emerging Markets Fixed Income Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 74.3%

Brazil - 1.7%
1,800,000	Cosan Overseas Ltd.	8.25%	†	11/29/2049	1,810,080
300,000	Globo Comunicacao e Participacoes S.A.	4.88%		04/11/2022	312,000
600,000	Minerva Luxembourg S.A.	8.75%	#†	04/03/2019	625,500
600,000	OAS Investments GMBH	8.25%	Ω	10/19/2019	33,000
450,000	Petrobras Global Finance B.V.	6.13%		01/17/2022	465,750

					3,246,330

Chile - 9.9%
4,800,000	Banco del Estado de Chile	3.88%		02/08/2022	5,019,103
200,000	Banco Santander	3.88%		09/20/2022	207,683
1,200,000	Celulosa Arauco y Constitucion S.A.	7.25%		07/29/2019	1,315,857
1,573,000	Celulosa Arauco y Constitucion S.A.	5.00%		01/21/2021	1,668,955
600,000	Celulosa Arauco y Constitucion S.A.	4.75%		01/11/2022	628,080
2,000,000	Colbun S.A.	6.00%		01/21/2020	2,175,048
345,000	E.CL S.A.	5.63%		01/15/2021	376,751
2,040,846	Guanay Finance Ltd.	6.00%		12/15/2020	2,101,051
1,800,000	Inversiones CMPC S.A.	4.75%		01/19/2018	1,816,955
2,220,000	Inversiones CMPC S.A.	4.50%		04/25/2022	2,323,736
1,920,000	Telefonica Chile S.A.	3.88%		10/12/2022	1,993,819

					19,627,038

China - 9.0%
3,500,000	CNOOC Finance Ltd.	2.63%		05/05/2020	3,514,075
1,080,000	CNOOC Finance Ltd.	3.88%		05/02/2022	1,123,148
3,000,000	CNPC General Capital Ltd.	2.75%		05/14/2019	3,021,264
1,800,000	CNPC General Capital Ltd.	3.95%		04/19/2022	1,888,976
1,020,000	Sinopec Group Overseas Development Ltd.	2.13%		05/03/2019	1,016,761
2,426,000	Sinopec Group Overseas Development Ltd.	2.50%		04/28/2020	2,439,207
900,000	Sinopec Group Overseas Development Ltd.	2.00%	^	09/29/2021	875,806
200,000	Sinopec Group Overseas Development Ltd.	2.00%		09/29/2021	194,624
200,000	Sinopec Group Overseas Development Ltd.	3.00%	^	04/12/2022	201,698
3,600,000	Tencent Holdings Ltd.	2.88%		02/11/2020	3,648,604

					17,924,163

Colombia - 3.2%
2,400,000	Empresas Publicas de Medellin E.S.P.	7.63%		07/29/2019	2,667,000
3,500,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	3,606,750

					6,273,750

Costa Rica - 2.1%
1,200,000	Banco de Costa Rica	5.25%		08/12/2018	1,229,400
720,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	734,270
600,000	Banco Nacional de Costa Rica	5.88%	^	04/25/2021	630,780
1,500,000	Instituto Costarricense de Electricidad	6.95%		11/10/2021	1,617,435

					4,211,885

Guatemala - 0.9%
1,500,000	Agromercantil Senior Trust	6.25%		04/10/2019	1,558,860
300,000	Bantrab Senior Trust	9.00%		11/14/2020	293,681

					1,852,541

Hong Kong - 1.3%
2,600,000	CK Hutchison International Ltd.	2.88%	^	04/05/2022	2,612,777

					2,612,777

India - 11.2%
4,200,000	Adani Ports & Special Economic Zone Ltd.	3.50%		07/29/2020	4,244,184
2,770,000	Bharat Petroleum Corporation Ltd.	4.63%		10/25/2022	2,968,277
3,360,000	Indian Oil Corporation, Ltd.	5.63%		08/02/2021	3,700,721
2,760,000	Oil India Ltd.	3.88%		04/17/2019	2,823,629
3,000,000	ONGC Videsh Ltd.	3.25%		07/15/2019	3,040,950
1,620,000	ONGC Videsh Ltd.	2.88%		01/27/2022	1,602,936
3,600,000	Reliance Holdings, Inc.	4.50%		10/19/2020	3,796,085

					22,176,782

Israel - 3.2%
3,720,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	3,818,580
2,400,000	Israel Electric Corporation Ltd.	5.63%		06/21/2018	2,480,400

					6,298,980

Jamaica - 0.4%
900,000	Digicel Ltd.	8.25%		09/30/2020	844,785

					844,785

Malaysia - 6.1%
3,600,000	Axiata SPV2 BHD	3.47%		11/19/2020	3,684,485
900,000	IOI Investment BHD	4.38%		06/27/2022	937,887
2,400,000	Malayan Banking BHD	3.25%	#	09/20/2022	2,404,325
900,000	Petronas Capital Ltd.	3.13%		03/18/2022	921,908
4,020,000	Petronas Global Sukuk Ltd.	2.71%		03/18/2020	4,074,708

					12,023,313

Mexico - 9.9%
3,900,000	America Movil SAB de C.V.	3.13%		07/16/2022	3,983,670
4,800,000	Banco Nacional de Comercio Exterior S.N.C.	3.80%	#	08/11/2026	4,800,000
4,200,000	Banco Santander	5.95%	#	01/30/2024	4,394,250
4,200,000	Comision Federal de Electricidad	4.88%		05/26/2021	4,478,250
900,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	819,000
200,000	TV Azteca S.A.B. de C.V.	7.50%		05/25/2018	200,000
900,000	TV Azteca S.A.B. de C.V.	7.63%		09/18/2020	912,600

					19,587,770

Panama - 4.1%
4,180,615	Aeropuerto Internacional de Tocumen S.A.	5.75%		10/09/2023	4,556,871
3,538,258	ENA Norte Trust	4.95%		04/25/2023	3,645,467

					8,202,338

Peru - 2.1%
2,400,000	Banco International del Peru S.A.A.	5.75%		10/07/2020	2,628,000
360,000	Camposol S.A.	10.50%	^	07/15/2021	390,330
331,390	Interoceanica Finance Ltd.	0.00%		11/30/2018	325,798
908,231	Peru Enhanced Pass-Through Finance Ltd.	0.00%		05/31/2018	892,855

					4,236,983

Qatar - 0.3%
573,642	Ras Laffan Liquefied Natural Gas Company	5.30%		09/30/2020	596,186

					596,186

Singapore - 6.4%
4,700,000	DBS Group Holdings Ltd.	3.60%	#†	12/29/2049	4,703,154
4,000,000	Oversea-Chinese Banking Corporation	4.00%	#	10/15/2024	4,108,873
1,200,000	United Overseas Bank Ltd.	3.75%	#	09/19/2024	1,224,660
2,400,000	United Overseas Bank Ltd.	3.50%	#	09/16/2026	2,449,565
200,000	United Overseas Bank Ltd.	2.88%	#	03/08/2027	198,394

					12,684,646

South Korea - 2.5%
1,500,000	Kia Motors Corporation	2.63%	^	04/21/2021	1,491,765
720,000	Korea Development Bank	2.50%		01/13/2021	717,488
2,700,000	Korea Development Bank	2.63%		02/27/2022	2,690,936

					4,900,189

Total Foreign Corporate Bonds (Cost $146,408,368)					147,300,456

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 20.6%
Chile - 0.8%
900,000	Chile Government International Bond	2.25%		10/30/2022	892,350
740,000	Chile International Government Bond	3.25%		09/14/2021	769,896

					1,662,246

Costa Rica - 0.8%
1,380,000	Costa Rica Government International Bond	10.00%		08/01/2020	1,618,050

					1,618,050

Dominican Republic - 2.4%
1,797,947	Dominican Republic International Bond	9.04%		01/23/2018	1,838,203
2,600,000	Dominican Republic International Bond	7.50%		05/06/2021	2,879,500

					4,717,703

Guatemala - 1.0%
1,800,000	Guatemala Government Bond	5.75%		06/06/2022	1,968,858

					1,968,858

Indonesia - 2.6%
660,000	Indonesia Government International Bond	6.13%		03/15/2019	704,550
960,000	Indonesia Government International Bond	4.88%		05/05/2021	1,033,448
3,360,000	Indonesia Government International Bond	3.70%		01/08/2022	3,461,458

					5,199,456

Malaysia - 0.3%
500,000	Wakala Global Sukuk BHD	4.65%		07/06/2021	541,550

					541,550

Mexico - 3.4%
4,200,000	Mexico Government International Bond	3.50%		01/21/2021	4,380,600
2,400,000	Mexico Government International Bond	3.63%		03/15/2022	2,494,800

					6,875,400

Panama - 3.0%
5,400,000	Panama Government International Bond	5.20%		01/30/2020	5,845,500

					5,845,500

Philippines - 1.6%
3,000,000	Philippine Government International Bond	4.00%		01/15/2021	3,197,859

					3,197,859

Poland - 2.3%
4,200,000	Republic of Poland Government International Bond	5.13%		04/21/2021	4,631,857

					4,631,857

Qatar - 2.4%
4,800,000	Qatar Government International Bond	2.38%		06/02/2021	4,690,762

					4,690,762

Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $40,740,867)					40,949,241

Exchange Traded Funds and Common Stocks - 0.2%
12,734	Frontera Energy Corporation *				336,324

Exchange Traded Funds and Common Stocks (Cost $2,337,448)					336,324

Short Term Investments - 3.7%
2,465,110	BlackRock Liquidity Funds FedFund - Institutional Shares	0.86%	◆		2,465,110
2,465,110	Fidelity Institutional Money Market Government Portfolio - Class I	0.81%	◆		2,465,110
2,465,110	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.84%	◆		2,465,110

Total Short Term Investments (Cost $7,395,330)					7,395,330

Total Investments - 98.8% (Cost $196,882,013)					195,981,351
Other Assets in Excess of Liabilities - 1.2%					2,404,609

NET ASSETS - 100.0%					$198,385,960

†	Perpetual Maturity
#	Variable rate security. Rate disclosed as of June 30, 2017.
^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2017, the value of these securities amounted to $10,021,736 or 5.1% of net assets.
Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
◆	Seven-day yield as of June 30, 2017
*	Non-income producing security

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows+:

Tax Cost of Investments	$197,299,221

Gross Tax Unrealized Appreciation	1,763,239
Gross Tax Unrealized Depreciation	(3,081,109)

Net Tax Unrealized Appreciation (Depreciation)	$(1,317,870)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Foreign Corporate Bonds	74.3%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	20.6%
Short Term Investments	3.7%
Exchange Traded Funds and Common Stocks	0.2%
Other Assets and Liabilities	1.2%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Oil & Gas	21.4%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	20.6%
Banking	20.2%
Transportation	9.8%
Utilities	7.0%
Telecommunications	5.3%
Pulp & Paper	3.9%
Short Term Investments	3.7%
Media	2.6%
Consumer Products	1.9%
Conglomerates	1.3%
Automotive	0.7%
Chemicals/Plastics	0.4%
Construction	0.0%	~
Other Assets and Liabilities	1.2%

	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

Mexico	13.3%
India	11.2%
Chile	10.7%
China	9.0%
Panama	7.1%
Singapore	6.4%
Malaysia	6.4%
United States	3.7%
Colombia	3.4%
Israel	3.2%
Costa Rica	2.9%
Qatar	2.7%
Indonesia	2.6%
South Korea	2.5%
Dominican Republic	2.4%
Poland	2.3%
Peru	2.1%
Guatemala	1.9%
Brazil	1.7%
Philippines	1.6%
Hong Kong	1.3%
Jamaica	0.4%
Other Assets and Liabilities	1.2%

100.0%

~	Represents less than 0.05% of net assets

DoubleLine Long Duration Total Return Bond Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
US Government and Agency Obligations - 23.1%
3,850,000	Tennessee Valley Authority	5.38%		04/01/2056	5,253,532
2,700,000	Tennessee Valley Authority	4.63%		09/15/2060	3,291,593
300,000	Tennessee Valley Authority	4.25%		09/15/2065	340,797
1,326,156	United States Treasury Inflation Indexed Bonds	0.13%		07/15/2026	1,279,717
1,100,000	United States Treasury Notes	2.88%		08/15/2045	1,108,121
4,200,000	United States Treasury Notes	2.50%		02/15/2046	3,916,991

Total US Government and Agency Obligations (Cost $15,127,452)					15,190,751

US Government / Agency Mortgage Backed Obligations - 76.5%
1,667,320	Federal Home Loan Mortgage Corporation, Series 4057-ZB	3.50%		06/15/2042	1,707,036
1,667,320	Federal Home Loan Mortgage Corporation, Series 4057-ZC	3.50%		06/15/2042	1,714,930
1,132,972	Federal Home Loan Mortgage Corporation, Series 4194-ZL	3.00%		04/15/2043	1,077,956
2,532,808	Federal Home Loan Mortgage Corporation, Series 4204-QZ	3.00%		05/15/2043	2,313,399
1,730,091	Federal Home Loan Mortgage Corporation, Series 4206-LZ	3.50%		05/15/2043	1,756,779
638,575	Federal Home Loan Mortgage Corporation, Series 4210-Z	3.00%		05/15/2043	586,322
337,355	Federal Home Loan Mortgage Corporation, Series 4226-GZ	3.00%		07/15/2043	317,673
2,432,387	Federal Home Loan Mortgage Corporation, Series 4390-NZ	3.00%		09/15/2044	2,270,296
2,155,567	Federal Home Loan Mortgage Corporation, Series 4417-PZ	3.00%		12/15/2044	2,001,447
2,877,369	Federal Home Loan Mortgage Corporation, Series 4420-CZ	3.00%		12/15/2044	2,683,569
2,120,008	Federal Home Loan Mortgage Corporation, Series 4440-ZD	2.50%		02/15/2045	1,857,837
1,061,513	Federal Home Loan Mortgage Corporation, Series 4460-KB	3.50%		03/15/2045	1,067,120
2,134,145	Federal Home Loan Mortgage Corporation, Series 4461-LZ	3.00%		03/15/2045	1,986,443
2,100,000	Federal National Mortgage Association, Series 2012-128-UC	2.50%		11/25/2042	1,826,275
1,667,320	Federal National Mortgage Association, Series 2012-68-ZA	3.50%		07/25/2042	1,709,318
2,374,959	Federal National Mortgage Association, Series 2012-92-AZ	3.50%		08/25/2042	2,454,830
3,106,075	Federal National Mortgage Association, Series 2013-127-MZ	3.00%		12/25/2043	2,906,171
523,780	Federal National Mortgage Association, Series 2013-66-ZK	3.00%		07/25/2043	470,651
1,725,059	Federal National Mortgage Association, Series 2013-74-ZH	3.50%		07/25/2043	1,758,127
1,264,577	Federal National Mortgage Association, Series 2014-42-BZ	3.00%		07/25/2044	1,209,713
1,500,000	Federal National Mortgage Association, Series 2014-67-HD	3.00%		10/25/2044	1,470,759
904,000	Federal National Mortgage Association, Series 2014-68-TD	3.00%		11/25/2044	882,512
2,519,913	Federal National Mortgage Association, Series 2014-80-DZ	3.00%		12/25/2044	2,388,569
918,974	Federal National Mortgage Association, Series 2014-80-KL	2.00%		05/25/2043	712,278
3,173,401	Federal National Mortgage Association, Series 2015-16-ZY	2.50%		04/25/2045	2,765,461
2,796,314	Federal National Mortgage Association, Series 2015-52-GZ	3.00%		07/25/2045	2,597,020
539,973	Government National Mortgage Association, Series 2013-180-LO	0.00%	P/O	11/16/2043	441,590
3,332,707	Government National Mortgage Association, Series 2015-53-EZ	2.00%		04/16/2045	2,580,552
2,943,530	Government National Mortgage Association, Series 2015-79-VZ	2.50%		05/20/2045	2,600,909
281,948	Government National Mortgage Association, Series 2016-12-MZ	3.00%		01/20/2046	262,271

Total US Government / Agency Mortgage Backed Obligations (Cost $49,822,132)					50,377,813

Short Term Investments - 0.2%
53,055	BlackRock Liquidity Funds FedFund - Institutional Shares	0.86%	◆		53,055
53,055	Fidelity Institutional Money Market Government Portfolio - Class I	0.81%	◆		53,055
53,054	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.84%	◆		53,054

Total Short Term Investments (Cost $159,164)					159,164

Total Investments - 99.8% (Cost $65,108,748)					65,727,728
Other Assets in Excess of Liabilities - 0.2%					128,324

NET ASSETS - 100.0%					$65,856,052

P/O	Principal only security
◆	Seven-day yield as of June 30, 2017

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows+:

Tax Cost of Investments	$65,129,287

Gross Tax Unrealized Appreciation	1,243,581
Gross Tax Unrealized Depreciation	(645,140)

Net Tax Unrealized Appreciation (Depreciation)	$598,441

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government / Agency Mortgage Backed Obligations	76.5%
US Government and Agency Obligations	23.1%
Short Term Investments	0.2%
Other Assets and Liabilities	0.2%

100.0%

DoubleLine Strategic Commodity Fund (Consolidated)

Schedule of Investments

June 30, 2017 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Short Term Investments - 101.4%
1,354,857	BlackRock Liquidity Funds FedFund - Institutional Shares	0.86%	◆ᴥ		1,354,857
1,354,857	Dreyfus Government Cash Management - Institutional Shares	0.91%	◆ᴥ		1,354,857
12,800,000	United States Treasury Bills	0.00%	ᴥ‡	7/27/2017	12,793,049
10,600,000	United States Treasury Bills	0.00%	ᴥ‡	8/31/2017	10,584,058

Total Short Term Investments (Cost $26,084,712)					26,086,821

Total Investments - 101.4% (Cost $26,084,712)					26,086,821
Liabilities in Excess of Other Assets - (1.4)%					(366,883)

NET ASSETS - 100.0%					$25,719,938

◆	Seven-day yield as of June 30, 2017
ᴥ	All or a portion of this security is owned by DoubleLine Strategic Commodity Ltd., which is a wholly-owned subsidiary of the DoubleLine Strategic Commodity Fund.
‡	All or a portion of this security has been pledged as collateral in connection with swaps.

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows+:

Tax Cost of Investments	$29,884,950

Gross Tax Unrealized Appreciation	(2,609,500)
Gross Tax Unrealized Depreciation	(1,188,629)

Net Tax Unrealized Appreciation (Depreciation)	$(3,798,129)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Short Term Investments	101.4%
Other Assets and Liabilities	(1.4)%

100.0%

Excess Return Swaps - Long
Reference Entity	Counterparty	Financing Rate	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation)
Long Commodity Basket Swap f ᴥ	Bank of America Merrill Lynch	0.20%	4,050,000	07/06/2017	$80,208
Commodity Beta Basket Swap g ᴥ	Bank of America Merrill Lynch	0.23%	18,200,000	07/06/2017	111,277

					$191,485

Excess Return Swaps - Short
Reference Entity	Counterparty	Financing Rate	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation)
Short Commodity Basket Swap y ᴥ	Bank of America Merrill Lynch	0.00%	4,050,000	07/06/2017	$(220,761)

ᴥ	All or a portion of this security is owned by DoubleLine Strategic Commodity Ltd., which is a wholly-owned subsidiary of the DoubleLine Strategic Commodity Fund.

f	Long Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At June 30, 2017, the constituents with each ticker indicated in parentheses and their weightings were as follows: S&P GSCI 2 Month Forward Zinc Index ER (SG2MIZP) 21.0%, S&P GSCI 2 Month Forward Nickel Index ER (SG2MIKP) 20.8%, S&P GSCI 2 Month Forward Copper Index ER (SG2MICP) 20.4%, S&P GSCI 2 Month Forward Aluminum Index ER (SG2MIAP) 19.5%, S&P GSCI 2 Month Forward Cotton Index ER (SG2MCTP) 18.3%.

g	Commodity Beta Basket Swap represents a swap on a basket of commodity indices designed to approximate the broad commodity market. At June 30, 2017, the constituents with each ticker indicated in parentheses and their weightings were as follows: Electrolytic Copper Future (LP1) 21.8%, Soybean Future (S 1) 19.2%, Nickel Future (LN1) 13.8%, Brent Crude Future (CO1) 9.7%, Crude Oil Future (CL1) 9.3%, Live Cattle Future (LC1) 6.3%, Low Sulphur Gas Oil Future (QS1) 4.7%, Gasoline RBOB Future (XB1) 4.6%, Cotton No. 2 Future (CT1) 4.0%, Sugar No. 11 Future (SB1) 3.7%, NY Harbor ULSD Heating Oil Future (HO1) 2.9%.

y	Short Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At June 30, 2017, the constituents with each ticker indicated in parentheses and their weightings were as follows: S&P GSCI 2 Month Forward Wheat Index ER (SG2MWHP) 22.3%, S&P GSCI 2 Month Forward Kansas Wheat Index ER (SG2MKWP) 22.2%, S&P GSCI 2 Month Forward Corn Index ER (SG2MCNP) 19.1%, S&P GSCI 2 Month Forward Coffee Index ER (SG2MKCP) 18.4%, S&P GSCI 2 Month Forward Sugar Index ER (SG2MSBP) 18.0%.

DoubleLine Global Bond Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Principal Amount /Shares		Security Description	Rate		Maturity	Value $
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 71.2%
Australia - 3.5%
10,150,000	AUD	Australia Government Bond	1.75%		11/21/2020	7,737,106
14,000,000	AUD	Australia Government Bond	3.25%		04/21/2025	11,337,130

						19,074,236

Belgium - 4.2%
6,350,000	EUR	Kingdom of Belgium Government Bond	0.80%	^	06/22/2025	7,436,051
13,100,000	EUR	Kingdom of Belgium Government Bond	1.00%	^	06/22/2026	15,446,296

						22,882,347

Canada - 1.5%
6,700,000	CAD	Canadian Government Bond	2.75%		06/01/2022	5,494,305
3,240,000	CAD	Canadian Government Bond	2.25%		06/01/2025	2,608,889

						8,103,194

Czech Republic - 4.6%
300,000,000	CZK	Czech Republic Government Bond	0.45%		10/25/2023	13,291,924
200,000,000	CZK	Czech Republic Government Bond	5.70%		05/25/2024	11,982,037

						25,273,961

France - 3.0%
15,400,000	EUR	French Republic Government Bond	0.25%		11/25/2026	16,801,820

						16,801,820

Germany - 1.4%
6,500,000	EUR	Bundesrepublik Deutschland	0.50%		02/15/2026	7,543,516

						7,543,516

Hungary - 3.3%
3,100,000,000	HUF	Hungary Government Bond	3.50%		06/24/2020	12,441,750
1,250,000,000	HUF	Hungary Government Bond	6.00%		11/24/2023	5,683,477

						18,125,227

Ireland - 5.3%
8,925,000	EUR	Ireland Government Bond	5.40%		03/13/2025	13,841,242
13,100,000	EUR	Ireland Government Bond	1.00%		05/15/2026	15,131,103

						28,972,345

Israel - 2.6%
17,950,000	ILS	Israel Government Bond	4.25%		03/31/2023	6,067,808
27,925,000	ILS	Israel Government Bond	1.75%		08/31/2025	8,092,074

						14,159,882

Japan - 19.0%
700,000,000	JPY	Japan Government Ten Year Bond	0.60%		06/20/2024	6,492,384
1,210,000,000	JPY	Japan Government Ten Year Bond	0.40%		06/20/2025	11,083,955
1,287,500,000	JPY	Japan Government Ten Year Bond	0.40%		09/20/2025	11,798,834
1,650,000,000	JPY	Japan Government Ten Year Bond	0.10%		12/20/2026	14,719,100
1,225,000,000	JPY	Japan Government Twenty Year Bond	2.20%		09/20/2027	13,218,510
1,070,000,000	JPY	Japan Government Twenty Year Bond	2.10%		12/20/2027	11,484,622
1,105,000,000	JPY	Japan Government Twenty Year Bond	1.50%		06/20/2034	11,535,837
1,300,000,000	JPY	Japan Government Twenty Year Bond	1.30%		06/20/2035	13,173,048
1,075,000,000	JPY	Japan Government Twenty Year Bond	1.20%		09/20/2035	10,721,662

						104,227,952

Mexico - 2.3%
230,000,000	MXN	Mexican Bonos	6.50%		06/09/2022	12,611,585

						12,611,585

New Zealand - 3.6%
8,000,000	NZD	New Zealand Government Bond	3.00%		04/15/2020	5,978,588
3,875,000	NZD	New Zealand Government Bond	5.50%		04/15/2023	3,268,172
14,250,000	NZD	New Zealand Government Bond	2.75%		04/15/2025	10,358,904

						19,605,664

Peru - 1.1%
18,500,000	PEN	Peruvian Government International Bond GDN	7.84%	^	08/12/2020	6,343,845

						6,343,845

Poland - 4.5%
61,350,000	PLN	Republic of Poland Government Bond	1.50%		04/25/2020	16,307,463
31,250,000	PLN	Republic of Poland Government Bond	3.25%		07/25/2025	8,509,877

						24,817,340

Portugal - 5.1%
13,000,000	EUR	Portugal Obrigacoes do Tesouro OT	2.20%	^	10/17/2022	15,530,274
7,000,000	EUR	Portugal Obrigacoes do Tesouro OT	4.95%	^	10/25/2023	9,469,388
2,400,000	EUR	Portugal Obrigacoes do Tesouro OT	2.88%	^	10/15/2025	2,809,492

						27,809,154

South Africa - 1.0%
75,000,000	ZAR	Republic of South Africa Government Bond	7.75%		02/28/2023	5,624,785

						5,624,785

Spain - 5.2%
11,400,000	EUR	Spain Government Bond	5.85%	^	01/31/2022	16,368,728
9,700,000	EUR	Spain Government Bond	2.75%	^	10/31/2024	12,446,010

						28,814,738

Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $373,366,008)						390,791,591

US Government and Agency Obligations - 24.2%
United States - 24.2%
11,800,000	USD	United States Treasury Notes	0.75%		04/30/2018	11,750,216
6,000,000	USD	United States Treasury Notes	1.38%		04/30/2020	5,973,630
7,250,000	USD	United States Treasury Notes	1.63%		06/30/2020	7,263,311
7,000,000	USD	United States Treasury Notes	1.38%		08/31/2020	6,951,189
6,750,000	USD	United States Treasury Notes	1.50%		01/31/2022	6,648,487
7,500,000	USD	United States Treasury Notes	1.75%		04/30/2022	7,457,520
9,000,000	USD	United States Treasury Notes	1.88%		08/31/2022	8,982,423
8,700,000	USD	United States Treasury Notes	2.00%		11/30/2022	8,719,375
6,500,000	USD	United States Treasury Notes	2.50%		05/15/2024	6,659,074
6,000,000	USD	United States Treasury Notes	2.38%		08/15/2024	6,091,056
10,000,000	USD	United States Treasury Notes	2.00%		02/15/2025	9,862,300
10,000,000	USD	United States Treasury Notes	2.00%		08/15/2025	9,829,880
17,200,000	USD	United States Treasury Notes	1.63%		02/15/2026	16,347,723
11,500,000	USD	United States Treasury Notes	2.00%		11/15/2026	11,216,548
9,100,000	USD	United States Treasury Notes	2.88%		05/15/2043	9,201,310

Total US Government and Agency Obligations (Cost $133,283,001)						132,954,042

Short Term Investments - 3.4%
6,230,850		BlackRock Liquidity Funds FedFund - Institutional Shares	0.86%	◆		6,230,850
6,230,851		Fidelity Institutional Money Market Government Portfolio - Class I	0.81%	◆		6,230,851
6,230,851		Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.84%	◆		6,230,851

Total Short Term Investments (Cost $18,692,552)						18,692,552

Total Investments - 98.8% (Cost $525,341,561)						542,438,185
Other Assets in Excess of Liabilities - 1.2%						6,324,695

NET ASSETS - 100.0%						$548,762,880

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2017, the value of these securities amounted to $85,850,084 or 15.6% of net assets.
GDN	Global Depositary Note
◆	Seven-day yield as of June 30, 2017
AUD	Australian Dollar
EUR	Euro
CZK	Czech Republic Koruna
CAD	Canadian Dollar
HUF	Hungarian Forint
ILS	Israeli Shekel
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
ZAR	South African Rand
USD	US Dollar

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows+:

Tax Cost of Investments	$525,575,735

Gross Tax Unrealized Appreciation	20,132,872
Gross Tax Unrealized Depreciation	(3,270,422)

Net Tax Unrealized Appreciation (Depreciation)	$16,862,450

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	71.2%
US Government and Agency Obligations	24.2%
Short Term Investments	3.4%
Other Assets and Liabilities	1.2%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	27.6%
Japan	19.0%
Ireland	5.3%
Spain	5.2%
Portugal	5.1%
Czech Republic	4.6%
Poland	4.5%
Belgium	4.2%
New Zealand	3.6%
Australia	3.5%
Hungary	3.3%
France	3.0%
Israel	2.6%
Mexico	2.3%
Canada	1.5%
Germany	1.4%
Peru	1.1%
South Africa	1.0%
Other Assets and Liabilities	1.2%

100.0%

DoubleLine Infrastructure Income Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 35.3%
6,330,729	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A-B	5.68%	#^	12/16/2041	6,478,672
2,231,000	CAL Funding Ltd., Series 2013-1A-A	3.35%	^	03/27/2028	2,184,857
2,405,173	Castlelake Aircraft Securitization Trust, Series 2015-1A-A	4.70%	^	12/15/2040	2,445,111
9,761,923	Castlelake Aircraft Securitization Trust, Series 2016-1-A	4.45%		08/15/2041	9,742,009
262,730	CLI Funding LLC, Series 2013-1A-NOTE	2.83%	^	03/18/2028	258,863
1,974,933	CLI Funding LLC, Series 2013-2A-NOTE	3.22%	^	06/18/2028	1,958,650
961,406	CLI Funding LLC, Series 2014-1A-A	3.29%	^	06/18/2029	957,700
4,928,369	CLI Funding LLC, Series 2014-2A-A	3.38%	^	10/18/2029	4,928,232
4,939,871	CLI Funding LLC, Series 2017-1A-A	3.62%	^	05/18/2042	4,951,663
1,500,000	Eagle Ltd., Series 2014-1A-A1	2.57%	^	12/15/2039	1,486,865
2,815,802	ECAF Ltd., Series 2015-1A-A1	3.47%	^	06/15/2040	2,798,589
2,050,000	Element Rail Leasing LLC, Series 2014-1A-A2	3.67%	^	04/19/2044	2,034,749
7,065,349	Element Rail Leasing LLC, Series 2016-1A-A2	5.05%	^	03/19/2046	7,350,302
14,667,000	Falcon Aerospace Ltd., Series 2017-1-A	4.58%	^	02/15/2042	14,935,802
3,208,333	Global SC Finance SRL, Series 2013-1A-A	2.98%	^	04/17/2028	3,171,545
88,620	Global SC Finance SRL, Series 2013-2A-A	3.67%	^	11/17/2028	87,983
3,871,042	Global SC Finance SRL, Series 2014-1A-A1	3.19%	^	07/17/2029	3,828,423
5,531,177	Harbour Aircraft Investments Ltd., Series 2016-1-A	4.70%		07/15/2041	5,651,143
15,000,000	Helios Issuer LLC, Series 2017-1A-A	4.94%	^	09/20/2049	15,009,156
77,105	HERO Funding Trust, Series 2015-2A-A	3.99%	^	09/20/2040	79,093
2,158,646	HERO Funding Trust, Series 2016-3A-A2	3.91%	^	09/20/2042	2,233,171
4,707,213	HERO Funding Trust, Series 2016-4A-A2	4.29%	^	09/20/2047	5,026,207
2,250,000	InSite Issuer LLC, Series 2016-1A-B	4.56%	^	11/15/2046	2,224,159
13,526,595	Mosaic Solar Loans LLC, Series 2017-1A-A	4.45%	^	06/20/2042	13,740,857
225,900	NP SPE II LLC, Series 2016-1A-A1	4.16%	^	04/20/2046	229,654
274,059	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75%	^	10/15/2042	281,168
224,583	TAL Advantage LLC, Series 2013-2A-A	3.55%	^	11/20/2038	224,504
734,667	TAL Advantage LLC, Series 2014-1A-A	3.51%	^	02/22/2039	734,309
1,099,999	TAL Advantage LLC, Series 2014-1A-B	4.10%	^	02/22/2039	1,073,120
21,832,727	TAL Advantage LLC, Series 2017-1A-A	4.50%	^	04/21/2042	22,722,799
6,875,283	Textainer Marine Containers Ltd., Series 2017-1A-A	3.72%	^	05/20/2042	6,939,593
8,946,429	Thunderbolt Aircraft Lease Ltd., Series 2017-A-A	4.21%	#^	05/17/2032	9,200,623
4,315,044	Trinity Rail Leasing LLC, Series 2010-1A-A	5.19%	^	10/16/2040	4,450,341
5,000,000	Triton Container Finance LLC, Series 2017-1A-A	3.52%	^	06/20/2042	4,992,297

Total Asset Backed Obligations (Cost $161,874,193)					164,412,209

Foreign Corporate Bonds - 26.7%
2,141,830	Abengoa Transmision Sur S.A.	6.88%		04/30/2043	2,345,304
3,650,000	Adani Ports & Special Economic Zone Ltd.	4.00%	^	07/30/2027	3,626,076
7,664,462	Aeropuerto Internacional de Tocumen S.A.	5.75%		10/09/2023	8,354,263
10,500,000	APT Pipelines Ltd.	4.25%	^	07/15/2027	10,771,688
771,000	Canadian Pacific Railway Company	2.90%		02/01/2025	765,470
4,500,000	Celeo Redes Operacion Chile S.A.	5.20%	^	06/22/2047	4,567,500
3,150,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	3,272,062
10,652,000	Empresa de Transporte de Pasajeros Metro S.A.	5.00%	^	01/25/2047	11,494,786
10,336,192	Energia Eolica S.A.	6.00%		¥08/30/2034	10,542,916
3,174,588	Fermaca Enterprises S. de R.L. de C.V.	6.38%	^	03/30/2038	3,400,777
235,504	Fermaca Enterprises S. de R.L. de C.V.	6.38%		03/30/2038	252,283
4,000,000	Fideicomiso P.A. Costera	6.75%	^¥	01/15/2034	4,240,000
5,023,500	GNL Quintero S.A.	4.63%		07/31/2029	5,224,440
3,489,734	Interoceanica Finance Ltd.	0.00%	^	11/30/2025	2,909,566
8,026,396	Interoceanica Finance Ltd.	0.00%		11/30/2025	6,692,008
3,640,000	Israel Electric Corporation Ltd.	5.00%	^	11/12/2024	3,920,280
8,600,000	Korea Expressway Corporation	1.86%	#^	04/20/2020	8,611,535
6,500,000	Lima Metro Finance Ltd.	5.88%	^	07/05/2034	6,955,000
1,450,000	Lima Metro Finance Ltd.	5.88%		07/05/2034	1,551,500
13,050,000	Mexico City Airport Trust	4.25%	^	10/31/2026	13,412,399
4,216,000	Sydney Airport Finance Company Pty Ltd.	3.38%	^	04/30/2025	4,212,868
2,440,000	Sydney Airport Finance Company Pty Ltd.	3.63%	^	04/28/2026	2,463,200
840,000	Transelec S.A.	4.63%	^	07/26/2023	894,050
500,000	Transelec S.A.	4.25%	^	01/14/2025	518,772
3,500,000	Transelec S.A.	3.88%	^	01/12/2029	3,465,000

Total Foreign Corporate Bonds (Cost $122,347,523)					124,463,743

US Corporate Bonds - 29.2%
3,865,000	Ameren Corporation	3.65%		02/15/2026	3,953,427
6,860,000	American Electric Power Company, Inc.	2.95%		12/15/2022	6,991,794
11,250,000	American Tower Corporation	4.40%		02/15/2026	11,814,705
700,000	American Tower Corporation	3.38%		10/15/2026	686,297
474,000	American Transmission Systems, Inc.	5.25%	^	01/15/2022	522,929
7,515,000	American Water Capital Corporation	3.40%		03/01/2025	7,779,483
2,500,000	Commonwealth Edison Company	4.35%		11/15/2045	2,709,798
2,500,000	Connecticut Light & Power Company	3.20%		03/15/2027	2,537,885
3,557,000	Crown Castle International Corporation	3.70%		06/15/2026	3,594,441
175,000	DTE Energy Company	2.85%		10/01/2026	166,797
8,000,000	DTE Energy Company	3.80%		03/15/2027	8,195,104
6,250,000	Duke Energy Florida LLC	3.20%		01/15/2027	6,338,231
135,000	Eversource Energy	2.80%		05/01/2023	135,522
7,266,000	Exelon Corporation	3.40%		04/15/2026	7,255,871
8,200,000	Great Plains Energy, Inc.	3.90%		04/01/2027	8,312,561
7,000,000	ITC Holdings Corporation	3.25%		06/30/2026	6,899,823
3,730,000	Metropolitan Edison Company	4.00%	^	04/15/2025	3,833,481
7,069,000	NextEra Energy Capital Holdings, Inc.	3.63%		06/15/2023	7,260,323
100,000	Oglethorpe Power Corporation	4.25%		04/01/2046	95,006
2,650,000	Oncor Electric Delivery Company LLC	2.95%		04/01/2025	2,650,360
245,000	SBA Tower Trust	2.24%	^	04/16/2018	244,930
2,500,000	SBA Tower Trust	2.88%	^	07/15/2021	2,494,875
8,050,000	SBA Tower Trust	3.17%	^	04/15/2022	8,092,542
7,350,000	Sierra Pacific Power Company	2.60%		05/01/2026	7,103,863
7,250,000	Sunoco Logistics Partners Operations LP	3.90%		07/15/2026	7,127,743
2,000,000	Union Pacific Corporation	2.75%		03/01/2026	1,977,516
4,950,000	Union Pacific Corporation	3.00%		04/15/2027	4,970,260
5,300,000	Virginia Electric & Power Company	3.50%		03/15/2027	5,461,221
6,417,000	Xcel Energy, Inc.	3.30%		06/01/2025	6,485,039

Total US Corporate Bonds (Cost $135,322,338)					135,691,827

Short Term Investments - 9.5%
14,724,191	BlackRock Liquidity Funds FedFund - Institutional Shares	0.86%	◆		14,724,191
14,724,192	Fidelity Institutional Money Market Government Portfolio - Class I	0.81%	◆		14,724,192
14,724,192	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.84%	◆		14,724,192

Total Short Term Investments (Cost $44,172,575)					44,172,575

Total Investments - 100.7% (Cost $463,716,629)					468,740,354
Liabilities in Excess of Other Assets - (0.7)%					(3,463,458)

NET ASSETS - 100.0%					$465,276,896

#	Variable rate security. Rate disclosed as of June 30, 2017.
^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2017, the value of these securities amounted to $252,943,373 or 54.4% of net assets.
¥	Illiquid security. At June 30, 2017, the value of these securities amounted to $14,782,916 or 3.2% of net assets.
◆ Seven-	day yield as of June 30, 2017

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows+:

Tax Cost of Investments	$463,728,700

Gross Tax Unrealized Appreciation	5,937,145
Gross Tax Unrealized Depreciation	(925,491)

Net Tax Unrealized Appreciation (Depreciation)	$5,011,654

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Asset Backed Obligations	35.3%
US Corporate Bonds	29.2%
Foreign Corporate Bonds	26.7%
Short Term Investments	9.5%
Other Assets and Liabilities	(0.7)%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Asset Backed Obligations	35.3%
Utilities	23.7%
Transportation	17.7%
Short Term Investments	9.5%
Energy	6.1%
Telecommunications	5.8%
Oil & Gas	2.6%
Other Assets and Liabilities	(0.7)%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	74.0%
Peru	6.7%
Chile	5.6%
Mexico	3.7%
Australia	3.7%
South Korea	1.8%
Panama	1.8%
Israel	1.5%
Colombia	0.9%
India	0.8%
Canada	0.2%
Other Assets and Liabilities	(0.7)%

100.0%

DoubleLine Ultra Short Bond Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 14.8%
1,750,000	Australia and New Zealand Banking Group Ltd.	1.68%	#^	08/19/2020	1,753,080
250,000	Australia and New Zealand Banking Group Ltd.	1.95%	#^	09/23/2019	252,159
1,300,000	Bank of Montreal	1.69%	#	06/15/2020	1,300,507
3,500,000	Bank of Nova Scotia	1.38%	#	11/09/2018	3,499,762
250,000	BP Capital Markets PLC	1.38%		11/06/2017	249,925
1,475,000	Credit Suisse AG	1.75%		01/29/2018	1,475,938
2,000,000	National Australia Bank Ltd.	1.68%	#^	05/22/2020	2,004,360
1,750,000	National Bank of Canada	1.79%	#	06/12/2020	1,756,414
155,000	Royal Bank of Canada	1.99%	#	03/22/2018	155,204
250,000	Sumitomo Mitsui Banking Corporation	1.70%	#	01/11/2019	250,767
2,000,000	UBS London	1.80%	#^	06/08/2020	2,004,098
250,000	Westpac Banking Corporation	1.74%	#	08/19/2019	251,119

Total Foreign Corporate Bonds (Cost $14,937,970)					14,953,333

US Corporate Bonds - 26.6%
250,000	American Express Credit Corporation	1.78%	#	07/31/2018	251,150
1,700,000	American Express Credit Corporation	1.82%	#	03/18/2019	1,708,916
1,215,000	Anheuser-Busch InBev Finance, Inc.	1.25%		01/17/2018	1,213,684
1,950,000	BB&T Corporation	1.82%	#	06/15/2020	1,960,590
2,475,000	BMW US Capital LLC	1.66%	#^	09/13/2019	2,488,674
2,100,000	Caterpillar Financial Services Corporation	1.57%	#	03/22/2019	2,104,337
1,400,000	Citibank N.A.	1.73%	#	06/12/2020	1,404,168
3,750,000	Daimler Finance North America LLC	1.70%	#^	05/05/2020	3,758,603
350,000	JP Morgan Chase & Company	1.71%	#	04/25/2018	351,210
1,500,000	JP Morgan Chase & Company	1.80%	#	01/28/2019	1,509,731
2,000,000	Metropolitan Life Global Funding	1.64%	#^	06/12/2020	2,001,680
1,500,000	New York Life Global Funding	1.43%	#^	04/09/2020	1,504,200
1,800,000	Nissan Motor Acceptance Corporation	1.74%	#^	01/13/2020	1,805,994
250,000	Nissan Motor Acceptance Corporation	2.23%	#^	03/08/2019	252,564
2,025,000	Oracle Corporation	5.75%		04/15/2018	2,089,559
250,000	Toyota Motor Credit Corporation	1.42%	#	04/17/2020	250,667
2,100,000	Wells Fargo & Company	1.61%	#	04/22/2019	2,110,028

Total US Corporate Bonds (Cost $26,760,357)					26,765,755

Short Term Investments - 58.6%
Commercial Paper - 56.5%
2,000,000	ABN Funding LLC	0.00%	^	07/10/2017	1,999,251
3,500,000	American Honda Financial Corporation	0.00%		08/08/2017	3,495,750
2,000,000	Apple, Inc.	0.00%	^	01/16/2018	1,986,144
3,500,000	Province of British Colombia Canada	0.00%		11/01/2017	3,485,738
2,000,000	Canadian Imperial Bank of Commerce	0.00%	^	11/13/2017	1,990,737
1,500,000	Canadian National Railway Company	0.00%	^	07/14/2017	1,499,327
1,750,000	Coca Cola Company	0.00%	^	12/12/2017	1,739,894
250,000	Coca Cola Company	0.00%	^	12/13/2017	248,545
1,750,000	Coca Cola Company	0.00%	^	04/11/2018	1,730,147
3,000,000	Commonwealth Bank of Australia	0.00%	^	11/03/2017	2,987,474
3,500,000	GE Capital Treasury Services LLC	0.00%		10/19/2017	3,487,503
250,000	GE Capital Treasury Services LLC	0.00%		12/08/2017	248,621
3,500,000	GlaxoSmithKline Finance PLC	0.00%	^	07/10/2017	3,498,883
750,000	Microsoft Corporation	0.00%	^	07/27/2017	749,374
2,000,000	Microsoft Corporation	0.00%	^	08/03/2017	1,997,888
3,500,000	Nestle Capital Corporation	0.00%	^	02/02/2018	3,473,017
1,450,000	Novartis Finance Corporation	0.00%	^	07/06/2017	1,449,743
1,350,000	Novartis Finance Corporation	0.00%	^	08/07/2017	1,348,447
250,000	Pfizer, Inc.	0.00%	^	07/05/2017	249,963
2,750,000	Pfizer, Inc.	0.00%	^	11/15/2017	2,737,234
3,500,000	Shell International Finance BV	0.00%	^	08/29/2017	3,493,554
3,500,000	Simon Property Group LP	0.00%	^	08/21/2017	3,493,984
1,750,000	Sumitomo Mitsui Banking Corporation	0.00%	^	05/08/2018	1,728,190
3,500,000	Toyota Motor Credit Corporation	0.00%		02/02/2018	3,469,704
2,500,000	Wal-Mart Stores, Inc.	0.00%	^	07/17/2017	2,498,730
1,875,000	Westpac Banking Corporation	0.00%	^	08/04/2017	1,872,909

					56,960,751

Money Market Funds - 0.6%
191,694	BlackRock Liquidity Funds FedFund - Institutional Shares	0.86%	◆		191,694
191,694	Fidelity Institutional Money Market Government Portfolio - Class I	0.81%	◆		191,694
191,694	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.84%	◆		191,694

					575,082

US Treasury Bills - 1.5%
500,000	United States Treasury Bills	0.00%		07/13/2017	499,894
350,000	United States Treasury Bills	0.00%		08/03/2017	349,745
700,000	United States Treasury Bills	0.00%		09/14/2017	698,663

					1,548,302

Total Short Term Investments (Cost $59,097,722)					59,084,135

Total Investments - 100.0% (Cost $100,796,049)					100,803,223
Liabilities in Excess of Other Assets - (0.0)%					(22,868)

NET ASSETS - 100.0%					$100,780,355

#	Variable rate security. Rate disclosed as of June 30, 2017.
^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2017, the value of these securities amounted to $60,598,847 or 60.1% of net assets.
◆	Seven-day yield as of June 30, 2017

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows+:

Tax Cost of Investments	$100,796,049

Gross Tax Unrealized Appreciation	16,186
Gross Tax Unrealized Depreciation	(9,012)

Net Tax Unrealized Appreciation (Depreciation)	$7,174

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Short Term Investments	58.6%
US Corporate Bonds	26.6%
Foreign Corporate Bonds	14.8%
Other Assets and Liabilities	0.0%	~

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Banking	32.3%
Automotive	15.4%
Finance	9.2%
Technology	6.8%
Pharmaceuticals	5.7%
Beverage and Tobacco	4.8%
Oil & Gas	3.7%
Insurance	3.5%
Real Estate	3.5%
Government	3.5%
Food Products	3.4%
Retailers (other than Food/Drug)	2.5%
Construction	2.1%
US Treasury Bills	1.5%
Transportation	1.5%
Money Market Funds	0.6%
Other Assets and Liabilities	0.0%	~

	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	64.7%
Canada	13.6%
Australia	9.1%
United Kingdom	3.6%
Netherlands	3.5%
Switzerland	3.5%
Japan	2.0%
Other Assets and Liabilities	0.0%	~

	100.0%

~	Represents less than 0.05% of net assets

DoubleLine Shiller Enhanced International CAPE®

Schedule of Investments

June 30, 2017 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 17.9%
372,768	Arcadia Receivables Credit Trust, Series 2017-1-A	3.25%	^	06/15/2023	374,258
909,079	AVANT Loans Funding Trust, Series 2017-A-A	2.41%	^	03/15/2021	909,596
3,500,000	CAL Funding Ltd., Series 2017-1A-A	3.62%	^	06/25/2042	3,508,373
264,160	Citi Held For Asset Issuance, Series 2016-PM1-A	4.65%	^	04/15/2025	267,070
500,000	CLUB Credit Trust, Series 2017-NP1-B	3.17%	^	04/17/2023	501,970
407,519	Colony American Homes, Series 2014-2A-E	4.42%	#^	07/17/2031	411,149
730,428	Conn Funding LP, Series 2017-A-A	2.73%	^	05/15/2020	731,464
139,246	DRB Prime Student Loan Trust, Series 2015-B-A3	2.54%	^	04/27/2026	139,378
329,375	Global SC Finance SRL, Series 2014-1A-A1	3.19%	^	07/17/2029	325,749
500,000	Kabbage Asset Securitization LLC, Series 2017-1-A	4.57%	^	03/15/2022	511,838
2,000,000	Lendmark Funding Trust, Series 2017-1A-A	2.83%	^	01/22/2024	1,999,591
438,722	OneMain Financial Issuance Trust, Series 2015-2A-A	2.57%	^	07/18/2025	439,771
970,207	SoFi Consumer Loan Program, Series 2017-3-A	2.77%	^	05/25/2026	975,639
218,095	SoFi Consumer Loan Program Trust, Series 2017-2-A	3.28%	^	02/25/2026	221,006
398,278	SpringCastle America Funding LLC, Series 2016-AA-A	3.05%	^	04/25/2029	401,124
1,000,000	Springleaf Funding Trust, Series 2017-AA-A	2.68%	^	07/15/2030	1,000,313
295,703	TAL Advantage LLC, Series 2017-1A-A	4.50%	^	04/21/2042	307,758
500,000	Westlake Automobile Receivables Trust, Series 2017-1A-C	2.70%	^	10/17/2022	501,797

Total Asset Backed Obligations (Cost $13,473,949)					13,527,844

Collateralized Loan Obligations - 12.6%
500,000	AIMCO, Series 2014-AA-AR	2.18%	#^	07/20/2026	500,182
500,000	CFIP Ltd., Series 2014-1A-AR	0.00%	#^	07/13/2029	500,000
1,000,000	Cutwater Ltd., Series 2014-1A-A1AR	2.47%	#^	07/15/2026	1,000,782
1,000,000	Galaxy Ltd., Series 2016-22A-B1	3.26%	#^	07/16/2028	1,008,257
1,000,000	KVK Ltd., Series 2015-1A-AR	2.42%	#^	05/20/2027	999,752
1,000,000	Marathon Ltd., Series 2014-7A-A1R	2.49%	#^	10/28/2025	1,000,964
500,000	Midocean Credit, Series 2017-7A-A1	0.00%	#^	07/15/2029	500,000
1,000,000	MP Ltd., Series 2013-1A-A	2.34%	#^	04/20/2025	1,000,202
500,000	MP Ltd., Series 2013-2A-ARR	0.00%	#^	07/25/2029	500,000
500,000	Steele Creek Ltd., Series 2015-1A-AR	2.43%	#^	05/21/2029	499,890
1,000,000	TCI-Cent Ltd., Series 2016-1A-A2	3.37%	#^	12/21/2029	1,011,933
1,000,000	Zais Ltd., Series 2014-2A-A1AR	2.36%	#^	07/25/2026	999,991

Total Collateralized Loan Obligations (Cost $9,516,812)					9,521,953

Foreign Corporate Bonds - 8.3%
200,000	Agromercantil Senior Trust	6.25%		04/10/2019	207,848
125,000	AstraZeneca PLC	2.38%		11/16/2020	125,769
200,000	Axiata SPV2 BHD	3.47%		11/19/2020	204,694
150,000	Banco del Estado de Chile	3.88%		02/08/2022	156,847
200,000	Banco GNB Sudameris S.A.	3.88%		05/02/2018	201,250
200,000	Banco Nacional de Comercio Exterior S.N.C.	3.80%	#	08/11/2026	200,000
150,000	Banco Santander	3.88%		09/20/2022	155,762
200,000	Banco Santander	5.95%	#	01/30/2024	209,250
140,000	Bank of Montreal	2.10%		12/12/2019	140,356
75,000	BP Capital Markets PLC	1.68%		05/03/2019	74,771
100,000	Celulosa Arauco y Constitucion S.A.	5.00%		01/21/2021	106,100
200,000	CK Hutchison International Ltd.	2.88%	^	04/05/2022	200,983
200,000	CNOOC Finance Ltd.	2.63%		05/05/2020	200,804
200,000	CNPC General Capital Ltd.	3.95%		04/19/2022	209,886
100,000	Colbun S.A.	6.00%		01/21/2020	108,752
200,000	Comision Federal de Electricidad	4.88%		05/26/2021	213,250
110,000	Commonwealth Bank of Australia	2.25%	^	03/10/2020	110,272
200,000	Corporacion Financiera de Desarrollo S.A.	3.25%		07/15/2019	204,000
200,000	DBS Group Holdings Ltd.	3.60%	#†	09/07/2021	200,134
193,983	ENA Norte Trust	4.95%		04/25/2023	199,861
200,000	Export-Import Bank of India	3.13%		07/20/2021	202,218
200,000	Fondo Mivivienda S.A.	3.50%		01/31/2023	202,900
200,000	Global Bank Corporation	5.13%		10/30/2019	208,750
150,000	Inversiones CMPC S.A.	4.50%		04/25/2022	157,009
200,000	Malayan Banking BHD	3.25%	#	09/20/2022	200,360
150,000	Medtronic Global Holdings S.C.A.	1.70%		03/28/2019	150,139
200,000	ONGC Videsh Ltd.	2.88%		01/27/2022	197,893
165,000	Orange S.A.	2.75%		02/06/2019	167,163
200,000	Petronas Global Sukuk Ltd.	2.71%		03/18/2020	202,722
250,000	Reliance Holdings, Inc.	4.50%		10/19/2020	263,617
160,000	Royal Bank of Canada	1.50%		07/29/2019	158,826
85,000	Shire Acquisitions Investments Ireland DAC	1.90%		09/23/2019	84,655
200,000	Sinopec Group Overseas Development Ltd.	2.50%		04/28/2020	201,089
60,000	Toronto Dominion Bank	1.75%		07/23/2018	60,109
65,000	Toronto Dominion Bank	2.25%		11/05/2019	65,507
200,000	United Overseas Bank Ltd.	3.75%	#	09/19/2024	204,110
115,000	Westpac Banking Corporation	1.60%		08/19/2019	114,147

Total Foreign Corporate Bonds (Cost $6,276,042)					6,271,803

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 1.8%
200,000	Chile International Government Bond	3.25%		09/14/2021	208,080
100,000	Dominican Republic International Bond	7.50%		05/06/2021	110,750
200,000	Indonesia Government International Bond	4.88%		05/05/2021	215,302
200,000	Israel Government International Bond	4.00%		06/30/2022	214,661
200,000	Mexico Government International Bond	3.50%		01/21/2021	208,600
100,000	Philippine Government International Bond	4.00%		01/15/2021	106,595
250,000	Wakala Global Sukuk BHD	4.65%		07/06/2021	270,775

Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $1,339,335)					1,334,763

Non-Agency Residential Collateralized Mortgage Obligations - 15.2%
913,374	Alternative Loan Trust, Series 2005-64CB-1A10	5.75%		12/25/2035	910,520
754,083	Bayview Opportunity Master Fund Trust, Series 2017-RN2-B3	3.47%	#^	04/28/2032	755,185
931,405	COLT Mortgage Loan Trust, Series 2017-1-A2	2.82%	#^	05/27/2047	938,543
931,405	COLT Mortgage Loan Trust, Series 2017-1-A3	3.07%	#^	05/27/2047	938,452
659,587	Deephaven Residential Mortgage Trust, Series 2017-1A-A1	2.73%	#^	12/26/2046	660,989
659,587	Deephaven Residential Mortgage Trust, Series 2017-1A-A2	2.93%	#^	12/26/2046	660,990
724,875	GCAT LLC, Series 2017-2-A1	3.50%	#^	04/25/2047	723,686
1,430,494	Mastr Asset Backed Securities Trust, Series 2006-NC3-A5	1.43%	#	10/25/2036	925,357
885,153	New Residential Mortgage Loan Trust, Series 2017-RPL1-A1	3.60%	#^	04/25/2022	894,390
875,699	US Residential Opportunity Fund Trust, Series 2016-1III-A	3.47%	#^	07/27/2036	883,814
842,030	Verus Securitization Trust, Series 2017-1A-A2	3.16%	#^	01/25/2047	844,586
868,637	VOLT LLC, Series 2017-NPL4-A1	3.38%	#^	04/25/2047	870,166
486,110	VOLT LLC, Series 2017-NPL6-A1	3.25%	#^	05/25/2047	487,934
1,000,000	VOLT LLC, Series 2017-NPL8	3.13%	#^	06/25/2047	1,000,900

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $11,454,973)					11,495,512

US Corporate Bonds - 8.0%
60,000	AbbVie, Inc.	1.80%		05/14/2018	60,089
125,000	Amazon.com, Inc.	2.60%		12/05/2019	127,432
110,000	American Express Credit Corporation	2.20%		03/03/2020	110,557
110,000	American Honda Finance Corporation	1.20%		07/12/2019	108,985
175,000	Amgen, Inc.	2.20%		05/11/2020	175,955
90,000	Anheuser-Busch InBev Finance, Inc.	1.90%		02/01/2019	90,239
75,000	Bank of America Corporation	2.00%		01/11/2018	75,125
80,000	Bank of America Corporation	2.63%		10/19/2020	80,863
75,000	BB&T Corporation	2.25%		02/01/2019	75,459
125,000	Berkshire Hathaway Finance Corporation	1.30%		08/15/2019	124,136
20,000	Boston Properties LP	5.88%		10/15/2019	21,455
50,000	Broadcom Corporation	2.38%	^	01/15/2020	50,100
60,000	Cardinal Health, Inc.	1.95%		06/15/2018	60,173
40,000	Cardinal Health, Inc.	1.95%		06/14/2019	40,060
135,000	Caterpillar Financial Services Corporation	2.10%		01/10/2020	135,938
60,000	Celgene Corporation	2.13%		08/15/2018	60,250
35,000	Celgene Corporation	2.88%		08/15/2020	35,814
30,000	Chevron Corporation	1.56%		05/16/2019	29,922
25,000	Chevron Corporation	1.99%		03/03/2020	25,073
155,000	Cintas Corporation	2.90%		04/01/2022	157,576
60,000	Cisco Systems, Inc.	1.40%		09/20/2019	59,609
60,000	Citigroup, Inc.	2.05%		12/07/2018	60,112
75,000	Citigroup, Inc.	2.12%	#	04/25/2022	75,470
105,000	Comcast Corporation	5.15%		03/01/2020	113,807
170,000	Consolidated Edison, Inc.	2.00%		03/15/2020	169,994
60,000	CVS Health Corporation	1.90%		07/20/2018	60,172
55,000	CVS Health Corporation	2.80%		07/20/2020	56,031
250,000	Daimler Finance North America LLC	2.25%	^	03/02/2020	250,339
105,000	Express Scripts Holding Company	2.25%		06/15/2019	105,402
145,000	General Mills, Inc.	2.20%		10/21/2019	146,038
135,000	General Motors Financial Company	2.65%		04/13/2020	135,708
145,000	Goldman Sachs Group, Inc.	2.30%		12/13/2019	145,461
90,000	Hewlett Packard Enterprise Company	3.60%		10/15/2020	92,861
100,000	John Deere Capital Corporation	1.95%		01/08/2019	100,477
15,000	John Deere Capital Corporation	1.95%		06/22/2020	15,046
135,000	JP Morgan Chase & Company	2.25%		01/23/2020	135,458
110,000	Kinder Morgan, Inc.	3.05%		12/01/2019	111,979
55,000	Kraft Heinz Foods Company	2.00%		07/02/2018	55,153
50,000	Kraft Heinz Foods Company	2.80%		07/02/2020	50,779
85,000	Kroger Company	6.15%		01/15/2020	92,923
75,000	Laboratory Corporation	2.50%		11/01/2018	75,622
95,000	McKesson Corporation	2.28%		03/15/2019	95,588
65,000	Molson Coors Brewing Company	1.45%		07/15/2019	64,242
150,000	Morgan Stanley	2.45%		02/01/2019	151,065
50,000	MUFG Americas Holdings Corporation	2.25%		02/10/2020	50,046
100,000	Mylan NV	2.50%		06/07/2019	100,850
15,000	New York Life Global Funding	2.00%	^	04/09/2020	15,003
7,000	Newell Brands, Inc.	2.60%		03/29/2019	7,071
90,000	Newell Brands, Inc.	3.15%		04/01/2021	92,210
55,000	Philip Morris International, Inc.	5.65%		05/16/2018	56,900
40,000	Philip Morris International, Inc.	2.00%		02/21/2020	40,098
35,000	PNC Funding Corporation	4.38%		08/11/2020	37,266
75,000	Prudential Financial, Inc.	7.38%		06/15/2019	82,711
130,000	QUALCOMM, Inc.	2.10%		05/20/2020	130,644
65,000	Reynolds American, Inc.	3.25%		06/12/2020	66,962
250,000	SBA Tower Trust	3.17%	^	04/15/2022	251,321
65,000	Shell International Finance B.V.	1.38%		05/10/2019	64,637
75,000	Sherwin-Williams Company	2.25%		05/15/2020	75,214
55,000	Simon Property Group LP	2.20%		02/01/2019	55,359
170,000	Southern Company	1.85%		07/01/2019	169,430
70,000	Thermo Fisher Scientific, Inc.	2.15%		12/14/2018	70,289
10,000	Thermo Fisher Scientific, Inc.	3.60%		08/15/2021	10,428
90,000	TIAA Asset Management Finance Company LLC	2.95%	^	11/01/2019	91,342
40,000	Toyota Motor Credit Corporation	1.95%		04/17/2020	40,001
40,000	United Technologies Corporation	1.50%		11/01/2019	39,821
125,000	United Technologies Corporation	1.90%		05/04/2020	125,257
76,000	Verizon Communications, Inc.	2.95%	^	03/15/2022	76,603
125,000	WellPoint, Inc.	2.30%		07/15/2018	125,737
55,000	Wells Fargo & Company	1.50%		01/16/2018	54,988
80,000	Wells Fargo & Company	2.15%		01/30/2020	80,321

Total US Corporate Bonds (Cost $6,068,275)					6,075,046

US Government and Agency Obligations - 17.2%
2,100,000	United States Treasury Notes	0.88%		11/30/2017	2,097,894
1,960,000	United States Treasury Notes	1.00%		03/15/2018	1,956,938
2,360,000	United States Treasury Notes	0.88%		03/31/2018	2,353,364
2,100,000	United States Treasury Notes	0.88%		05/31/2018	2,092,822
790,000	United States Treasury Notes	0.75%		10/31/2018	784,028
1,830,000	United States Treasury Notes	1.63%		06/30/2020	1,833,360
1,840,000	United States Treasury Notes	1.38%		09/30/2020	1,826,524

Total US Government and Agency Obligations (Cost $12,948,927)					12,944,930

US Government / Agency Mortgage Backed Obligations - 2.2%
991,749	Federal Home Loan Mortgage Corporation, Pool G0-8762	4.00%		05/01/2047	1,044,121
615,336	Federal National Mortgage Association, Series 2011-146-MJ	3.00%		08/25/2041	626,249

Total US Government / Agency Mortgage Backed Obligations (Cost $1,674,550)					1,670,370

Short Term Investments - 23.2%
5,836,604	BlackRock Liquidity Funds FedFund - Institutional Shares	0.86%	◆		5,836,604
5,836,604	Fidelity Institutional Money Market Government Portfolio - Class I	0.81%	◆		5,836,604
5,836,604	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.84%	◆		5,836,604

Total Short Term Investments (Cost $17,509,812)					17,509,812

Total Investments - 106.4% (Cost $80,262,675)					80,352,033
Liabilities in Excess of Other Assets - (6.4)%					(4,822,078)

NET ASSETS - 100.0%					$75,529,955

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2017, the value of these securities amounted to $33,755,395 or 44.7% of net assets.
#	Variable rate security. Rate disclosed as of June 30, 2017.
◆	Seven-day yield as of June 30, 2017
†	Perpetual Maturity

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows+:

Tax Cost of Investments	$80,265,227

Gross Tax Unrealized Appreciation	1,331,257
Gross Tax Unrealized Depreciation	(1,244,451)

Net Tax Unrealized Appreciation (Depreciation)	$86,806

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Short Term Investments	23.2%
Asset Backed Obligations	17.9%
US Government and Agency Obligations	17.2%
Non-Agency Residential Collateralized Mortgage Obligations	15.2%
Collateralized Loan Obligations	12.6%
Foreign Corporate Bonds	8.3%
US Corporate Bonds	8.0%
US Government / Agency Mortgage Backed Obligations	2.2%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	1.8%
Other Assets and Liabilities	(6.4)%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Short Term Investments	23.2%
Asset Backed Obligations	17.9%
US Government and Agency Obligations	17.2%
Non-Agency Residential Collateralized Mortgage Obligations	15.2%
Collateralized Loan Obligations	12.6%
Banking	5.7%
US Government / Agency Mortgage Backed Obligations	2.2%
Oil & Gas	1.9%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	1.8%
Telecommunications	1.0%
Utilities	0.9%
Healthcare	0.7%
Pharmaceuticals	0.6%
Automotive	0.5%
Beverage and Tobacco	0.4%
Biotechnology	0.4%
Food Products	0.3%
Pulp & Paper	0.3%
Construction	0.3%
Insurance	0.3%
Finance	0.3%
Food/Drug Retailers	0.3%
Conglomerates	0.3%
Aerospace & Defense	0.3%
Transportation	0.2%
Energy	0.2%
Consumer Products	0.2%
Technology	0.2%
Semiconductors & Semiconductor Equipment	0.2%
Business Equipment and Services	0.2%
Media	0.1%
Industrial Equipment	0.1%
Electronics/Electric	0.1%
Real Estate	0.1%
Chemicals/Plastics	0.1%
Health Care Providers & Services	0.1%
Other Assets and Liabilities	(6.4)%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	96.5%
Chile	1.2%
Malaysia	1.2%
Mexico	1.1%
India	0.9%
China	0.8%
Canada	0.6%
Panama	0.5%
Peru	0.5%
Singapore	0.5%
Australia	0.3%
Indonesia	0.3%
Israel	0.3%
Guatemala	0.3%
Colombia	0.3%
Hong Kong	0.3%
United Kingdom	0.3%
France	0.2%
Dominican Republic	0.1%
Philippines	0.1%
Ireland	0.1%
Other Assets and Liabilities	(6.4)%

100.0%

Total Return Swaps - Long
Reference Entity	Counterparty	Financing Rate	Notional Amount		Termination Date	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	Barclays Capital, Inc.	0.20%	10,500,000	Euro	07/06/2017	$-
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	Barclays Capital, Inc.	0.20%	1,300,000	Euro	07/31/2017	(20,163)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	Barclays Capital, Inc.	0.20%	5,000,000	Euro	03/29/2018	46,698
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	Barclays Capital, Inc.	0.20%	20,000,000	Euro	04/26/2018	(382,531)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	Barclays Capital, Inc.	0.20%	20,000,000	Euro	05/31/2018	(455,866)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	Barclays Capital, Inc.	0.20%	8,000,000	Euro	07/01/2018	(324,970)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	Barclays Capital, Inc.	0.20%	2,000,000	Euro	07/31/2018	(43,338)

						$(1,180,170)

Ħ	Shiller Barclays CAPE® Europe Sector Net ER NoC Index aims to provide notional long exposure to the top four European equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each European sector is represented by an index of equity securities of companies in the relevant sector. At June 30, 2017, the four sector constituents with each index ticker indicated in parentheses and their weightings were as follows: MSCI Europe Materials Net Return EUR Index (M7EU0MT) 25.4%, MSCI Europe Consumer Discretionary Net Return EUR Index (M7EU0CD) 25.0%, MSCI Europe Energy Net Return EUR Index (M7EU0EN) 24.9%, MSCI Europe Utilities Net Return EUR Index (M7EU0UT) 24.7%.

Forward Currency Exchange Contracts
Settlement Date	Currency to be Delivered		U.S. Value	Currency to be Received		U.S. Value	Counterparty	Unrealized Appreciation (Depreciation)
09/05/2017	45,412,469	United States Dollar	$45,412,469	40,230,000	Euro	$46,113,084	Barclays Capital, Inc.	$700,615
09/05/2017	31,152,107	United States Dollar	31,152,107	27,570,000	Euro	31,601,733	Goldman Sachs	449,626
09/05/2017	1,000,000	Euro	1,146,236	1,122,266	United States Dollar	1,122,266	Goldman Sachs	(23,971)

			$77,710,812			$78,837,083		$1,126,270

Summary of Fair Value Disclosure

June 30, 2017 (Unaudited)

Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets for identical securities

Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Assets and liabilities may be transferred between levels. The Funds use end of period timing recognition to account for any transfers.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, futures, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of June 30, 20171:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Money Market Funds	$653,232,867	$353,212,571	$5,233,932	$35,311,585	$244,096,221	$39,844,186
Affiliated Mutual Funds	-	890,688,946	-	54,215,722	49,400,000	-
Exchange Traded Funds and Common Stock	-	3,195,510	3,017,447	37,853,333	1,179,640	-
Real Estate Investment Trusts	-	-	-	8,314,157	-	-

Total Level 1	653,232,867	1,247,097,027	8,251,379	135,694,797	294,675,861	39,844,186
Level 2
US Government / Agency Mortgage Backed Obligations	27,485,909,926	1,328,204,613	-	6,101,765	48,555,730	-
Non-Agency Residential Collateralized Mortgage Obligations	12,461,082,085	768,734,213	-	10,433,316	655,685,914	-
Non-Agency Commercial Mortgage Backed Obligations	3,560,201,714	591,062,623	-	-	682,740,020	-
Other Short Term Investments	2,795,278,101	-	-	5,990,976	-	-
US Government and Agency Obligations	2,594,390,373	2,162,946,906	-	-	492,163,983	-
Collateralized Loan Obligations	2,258,610,914	273,345,517	-	5,329,983	788,789,668	4,000,155
Asset Backed Obligations	1,561,430,504	182,018,475	-	17,099,181	522,495,936	-
Commercial Paper	148,556,181	-	-	-	-	-
US Corporate Bonds	76,644,872	1,126,203,475	-	-	441,559,434	11,882,045
Foreign Corporate Bonds	24,297,646	704,376,446	727,819,643	-	742,966,685	1,052,500
Bank Loans	-	258,078,353	-	-	240,733,138	403,922,451
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	-	251,516,245	358,137,039	-	165,629,091	-
Municipal Bonds	-	4,981,425	-	1,525,000	-	-
Warrants	-	11,182	-	-	-	-

Total Level 2	52,966,402,316	7,651,479,473	1,085,956,682	46,480,221	4,781,319,599	420,857,151
Level 3				.
Non-Agency Residential Collateralized Mortgage Obligations	175,430,319	-	-	-	2,630,553	-
Asset Backed Obligations	53,798,204	-	-	-	2,359,570	-
Collateralized Loan Obligations	19,965,875	-	-	-	-	-

Total Level 3	249,194,398	-	-	-	4,990,123	-

Total	$53,868,829,581	$8,898,576,500	$1,094,208,061	$182,175,018	$5,080,985,583	$460,701,337

Other Financial Instruments
Level 1
Futures Contracts	$-	$-	$-	$87,058	$-	$-

Total Level 1	-	-	-	87,058	-	-
Level 2
Total Return Swaps	-	-	-	269,272	-	-
Forward Currency Exchange Contracts	-	-	-	208,476	-	-
Interest Rate Swaps	-	-	-	31,178	-	-

Total Level 2	-	-	-	508,926	-	-
Level 3	-	-	-	-	-	-

Total	$-	$-	$-	$595,984	$-	$-

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Money Market Funds	$255,251,128	$83,722,716	$7,395,330	$159,164	$2,709,714	$18,692,552
Affiliated Mutual Funds	100,000,000	31,158,661	-	-	-	-
Exchange Traded Funds and Common Stock	125,321	180,010	336,324	-	-	-

Total Level 1	355,376,449	115,061,387	7,731,654	159,164	2,709,714	18,692,552
Level 2
US Government and Agency Obligations	684,744,746	36,838,955	-	15,190,751	-	132,954,042
Non-Agency Residential Collateralized Mortgage Obligations	529,917,345	211,340,954	-	-	-	-
Collateralized Loan Obligations	495,506,017	123,648,008	-	-	-	-
Non-Agency Commercial Mortgage Backed Obligations	483,588,656	82,491,465	-	-	-	-
US Corporate Bonds	323,967,875	43,802,643	-	-	-	-
Foreign Corporate Bonds	317,155,931	89,652,545	147,300,456	-	-	-
Asset Backed Obligations	292,827,800	41,747,688	-	-	-	-
Bank Loans	272,315,167	81,373,164	-	-	-	-
US Government / Agency Mortgage Backed Obligations	110,652,844	4,590,070	-	50,377,813	-	-
Other Short Term Investments	83,274,566	-	-	-	23,377,107	-
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	68,364,265	43,914,186	40,949,241	-	-	390,791,591
Warrants	-	466	-	-	-	-

Total Level 2	3,662,315,212	759,400,144	188,249,697	65,568,564	23,377,107	523,745,633
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	1,644,904	1,661,240	-	-	-	-
Non-Agency Commercial Mortgage Backed Obligations	-	1,062,251	-	-	-	-
Asset Backed Obligations	-	471,914	-	-	-	-

Total Level 3	1,644,904	3,195,405	-	-	-	-

Total	$4,019,336,565	$877,656,936	$195,981,351	$65,727,728	$26,086,821	$542,438,185

Other Financial Instruments
Level 1	$-	$-	$-	$-	$-	$-

Total Level 1	-	-	-	-	-	-
Level 2
Total Return Swaps	227,656,942	-	-	-	-	-
Excess Return Swaps	-	-	-	-	(29,276)	-
Forward Currency Exchange Contracts	-	-	-	-	-	-

Total Level 2	227,656,942	-	-	-	(29,276)	-
Level 3	-	-	-	-	-	-

Total	$227,656,942	$-	$-	$-	$(29,276)	$-

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®
Investments in Securities
Level 1
Money Market Funds	$44,172,575	$575,082	$17,509,812
Exchange Traded Funds and Common Stock	-	-	-

Total Level 1	44,172,575	575,082	17,509,812
Level 2
Asset Backed Obligations	164,412,209	-	13,527,844
US Corporate Bonds	135,691,827	26,765,755	6,075,046
Foreign Corporate Bonds	113,920,827	14,953,333	6,271,803
Commercial Paper	-	56,960,751	-
Other Short Term Investments	-	1,548,302	-
US Government and Agency Obligations	-	-	12,944,930
Non-Agency Residential Collateralized Mortgage Obligations	-	-	11,495,512
Collateralized Loan Obligations	-	-	9,521,953
US Government / Agency Mortgage Backed Obligations	-	-	1,670,370
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	-	-	1,334,763

Total Level 2	414,024,863	100,228,141	62,842,221
Level 3
Foreign Corporate Bonds	10,542,916	-	-

Total Level 3	10,542,916	-	-

Total	$468,740,354	$100,803,223	$80,352,033

Other Financial Instruments
Level 1	$-	$-	$-

Total Level 1	-	-	-
Level 2
Forward Currency Exchange Contracts	-	-	1,126,270
Total Return Swaps	-	-	(1,180,170)

Total Level 2	-	-	(53,900)
Level 3	-	-	-

Total	$-	$-	$(53,900)

See the Schedules of Investments for further disaggregation of investment categories.

1 There were no transfers into or out of Level 1 during the period ended June 30, 2017.

DoubleLine Infrastructure Income Fund

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 3/31/2017	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Balance as of 6/30/2017	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2017[3]
Investments in Securities
Foreign Corporate Bonds	$-	$-	$-	$-	$-	$-	$10,542,916	$-	$10,542,916	$-

Total	$-	$-	$-	$-	$-	$-	$10,542,916	$-	$10,542,916	$-

1 Purchases include all purchases of securities and payups.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at June 30, 2017 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers between Level 3 and Level 2 were due to a change in observable and/or unobservable inputs from the prior fiscal year end.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 6/30/2017 *	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Foreign Corporate Bonds	$10,542,916	Market Comparables	Market Quotes	$102.00	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Funds Trust

By (Signature and Title)          /s/ Ronald R. Redell

Ronald R. Redell, President

Date                      August  23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ Ronald R. Redell

Ronald R. Redell, President

Date                       August 23, 2017

By (Signature and Title)            /s/ Susan Nichols

Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date                       August 23, 2017